UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Fidelity®
Balanced
Fund

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Balanced	.63%
Actual		$ 1,000.00	$ 1,076.30	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Class K	.48%
Actual		$ 1,000.00	$ 1,077.10	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	1.8	1.2
JPMorgan Chase & Co.	1.6	1.7
Procter & Gamble Co.	1.2	0.9
Wells Fargo & Co.	1.0	1.0
Pfizer, Inc.	1.0	1.0
	6.6
Top Five Bond Issuers as of February 28, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	7.8	12.1
U.S. Treasury Obligations	7.5	6.4
Government National Mortgage Association	2.0	2.7
Freddie Mac	1.6	2.1
Citigroup, Inc.	0.5	0.5
	19.4
Top Five Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.8	14.2
Information Technology	11.3	11.1
Energy	8.1	8.0
Consumer Staples	7.5	7.7
Health Care	7.3	8.3
Asset Allocation (% of fund's net assets)
As of February 28, 2010 *	As of August 31, 2009 **
Stocks and Equity Futures 59.0%	Stocks and Equity Futures 59.2%
Bonds 43.2%	Bonds 45.3%
Convertible Securities 0.1%	Convertible Securities 0.3%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets† (2.6)%	Short-Term Investments and Net Other Assets† (5.1)%

* Foreign investments	10.4%	** Foreign investments	12.3%
† Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.3%
BorgWarner, Inc.	364,900	$ 13,669
Johnson Controls, Inc.	1,428,600	44,429
TRW Automotive Holdings Corp. (a)	297,569	7,996
		66,094
Automobiles - 0.4%
Ford Motor Co. (a)	4,333,868	50,880
Harley-Davidson, Inc.	831,900	20,473
		71,353
Distributors - 0.1%
Li & Fung Ltd.	2,715,000	12,627
Diversified Consumer Services - 0.1%
Educomp Solutions Ltd.	1,467,394	21,353
Hotels, Restaurants & Leisure - 0.2%
Las Vegas Sands Corp. (a)(f)	694,000	11,541
Royal Caribbean Cruises Ltd. (a)(f)	507,300	14,341
Starwood Hotels & Resorts Worldwide, Inc.	642,000	24,845
		50,727
Household Durables - 0.3%
Black & Decker Corp.	194,500	14,095
D.R. Horton, Inc.	986,800	12,197
M.D.C. Holdings, Inc.	367,961	12,592
Newell Rubbermaid, Inc.	1,061,700	14,598
		53,482
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	306,700	36,313
Expedia, Inc.	738,600	16,426
		52,739
Leisure Equipment & Products - 0.0%
Brunswick Corp.	485,453	5,602
Media - 1.9%
Central European Media Enterprises Ltd. Class A (a)(f)	64,369	1,736
Comcast Corp. Class A	3,573,752	58,752
DIRECTV (a)	1,454,100	49,221
Discovery Communications, Inc. (a)	374,074	11,652
DISH Network Corp. Class A	853,561	17,046
DreamWorks Animation SKG, Inc. Class A (a)	252,516	10,974
Liberty Global, Inc. Class A (a)	523,707	14,077
McGraw-Hill Companies, Inc.	935,196	31,984
The Walt Disney Co.	3,185,100	99,503
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	893,906	$ 41,736
Viacom, Inc. Class B (non-vtg.) (a)	1,661,540	49,265
		385,946
Multiline Retail - 0.3%
Target Corp.	1,344,825	69,285
Specialty Retail - 1.6%
Best Buy Co., Inc.	1,615,003	58,948
Home Depot, Inc.	2,929,800	91,410
Indigo Books & Music, Inc.	172,400	2,864
Inditex SA	268,027	15,805
Lowe's Companies, Inc.	2,927,300	69,406
Ross Stores, Inc.	292,121	14,288
Sally Beauty Holdings, Inc. (a)	1,423,879	11,662
Tiffany & Co., Inc.	297,800	13,219
TJX Companies, Inc.	961,900	40,044
Urban Outfitters, Inc. (a)	364,500	11,741
		329,387
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton	101,046	10,951
Ports Design Ltd.	2,973,500	7,332
		18,283
TOTAL CONSUMER DISCRETIONARY		1,136,878
CONSUMER STAPLES - 6.8%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	634,167	31,739
Coca-Cola Enterprises, Inc.	854,556	21,834
Coca-Cola FEMSA SAB de CV sponsored ADR	111,425	7,155
Coca-Cola Icecek AS	404,800	3,769
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	72,706	7,049
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,326,671	34,993
Diageo PLC sponsored ADR	241,693	15,778
Dr Pepper Snapple Group, Inc.	661,440	21,001
Embotelladora Andina SA sponsored ADR (f)	348,016	6,828
Molson Coors Brewing Co. Class B	1,051,666	42,466
PepsiCo, Inc.	1,309,577	81,809
The Coca-Cola Co.	2,152,905	113,501
		387,922
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.7%
BJ's Wholesale Club, Inc. (a)	555,921	$ 20,108
CVS Caremark Corp.	2,691,431	90,836
Kroger Co.	856,909	18,938
Safeway, Inc.	1,863,499	46,438
Wal-Mart Stores, Inc.	1,398,560	75,620
Walgreen Co.	2,434,604	85,795
		337,735
Food Products - 0.7%
Archer Daniels Midland Co.	775,500	22,769
Ausnutria Dairy Hunan Co. Ltd. Class H	4,693,000	3,343
Bunge Ltd.	57,043	3,399
Dean Foods Co. (a)	1,818,082	26,526
Green Mountain Coffee Roasters, Inc. (a)(f)	170,144	14,358
Nestle SA (Reg.)	735,177	36,574
Unilever NV (NY Shares)	919,161	27,658
Viterra, Inc. (a)	371,500	3,432
		138,059
Household Products - 1.4%
Colgate-Palmolive Co.	211,056	17,505
Energizer Holdings, Inc. (a)	355,569	20,605
Procter & Gamble Co.	3,809,167	241,044
		279,154
Personal Products - 0.3%
Avon Products, Inc.	1,671,372	50,877
Tobacco - 0.8%
Altria Group, Inc.	2,418,909	48,668
British American Tobacco PLC sponsored ADR	1,024,634	69,573
Philip Morris International, Inc.	975,472	47,779
Souza Cruz Industria Comerico	102,100	3,492
		169,512
TOTAL CONSUMER STAPLES		1,363,259
ENERGY - 6.5%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	1,171,069	56,118
BJ Services Co.	617,900	13,501
Ensco International Ltd. ADR	573,500	25,331
Exterran Holdings, Inc. (a)	557,670	12,687
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	1,345,300	$ 40,561
Helmerich & Payne, Inc.	145,405	5,892
Nabors Industries Ltd. (a)	407,044	8,971
National Oilwell Varco, Inc.	447,097	19,435
Noble Corp.	126,100	5,329
Pride International, Inc. (a)	1,206,113	33,747
Saipem SpA	690,391	22,832
Schlumberger Ltd.	53,400	3,263
Smith International, Inc.	618,640	25,358
Transocean Ltd. (a)	340,600	27,187
Weatherford International Ltd. (a)	2,068,354	34,521
		334,733
Oil, Gas & Consumable Fuels - 4.8%
Alpha Natural Resources, Inc. (a)	181,600	8,355
Anadarko Petroleum Corp.	495,466	34,747
Arch Coal, Inc.	1,177,812	26,489
Arena Resources, Inc. (a)	173,817	7,201
BG Group PLC	3,126,109	54,589
BP PLC	887,600	7,822
Cabot Oil & Gas Corp.	205,900	8,265
Canadian Natural Resources Ltd.	127,100	8,562
Chesapeake Energy Corp.	1,024,648	27,225
Chevron Corp.	2,275,851	164,544
China Shenhua Energy Co. Ltd. (H Shares)	1,166,000	5,017
Concho Resources, Inc. (a)	602,168	27,971
Denbury Resources, Inc. (a)	1,845,222	25,981
Ellora Energy, Inc. (a)(g)(h)	1,529,700	11,631
EXCO Resources, Inc.	347,187	6,565
Frontier Oil Corp.	1,035,170	12,826
InterOil Corp. (a)	110,700	6,953
Marathon Oil Corp.	1,082,864	31,349
Occidental Petroleum Corp.	663,368	52,970
Peabody Energy Corp.	149,600	6,877
Petrobank Energy & Resources Ltd. (a)	484,000	25,045
Petrohawk Energy Corp. (a)	1,783,474	38,166
Plains Exploration & Production Co. (a)	891,864	29,262
Range Resources Corp.	197,267	9,984
Royal Dutch Shell PLC Class B ADR	2,167,400	114,049
Southwestern Energy Co. (a)	1,059,491	45,081
Suncor Energy, Inc.	1,922,692	55,566
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Talisman Energy, Inc.	1,394,500	$ 25,485
Ultra Petroleum Corp. (a)	337,552	15,436
Whiting Petroleum Corp. (a)	389,806	29,177
Williams Companies, Inc.	320,400	6,901
XTO Energy, Inc.	734,500	33,567
		963,658
TOTAL ENERGY		1,298,391
FINANCIALS - 9.4%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	777,118	31,108
Bank of New York Mellon Corp.	2,119,104	60,437
Broadpoint Gleacher Securities Group, Inc. (a)	1,404,163	5,631
Charles Schwab Corp.	456,300	8,355
Evercore Partners, Inc. Class A	132,000	3,975
Invesco Ltd.	1,079,001	21,148
Janus Capital Group, Inc.	541,100	6,764
Morgan Stanley	3,152,141	88,827
Nomura Holdings, Inc.	1,713,900	12,622
TD Ameritrade Holding Corp. (a)	342,800	5,996
		244,863
Commercial Banks - 2.3%
East West Bancorp, Inc. (a)(r)	441,899	6,968
Huntington Bancshares, Inc.	2,924,800	14,068
PNC Financial Services Group, Inc.	2,489,549	133,838
Regions Financial Corp.	2,489,700	16,805
Sumitomo Mitsui Financial Group, Inc.	1,937,000	62,281
SunTrust Banks, Inc.	1,048,192	24,957
Wells Fargo & Co.	7,507,165	205,246
		464,163
Consumer Finance - 0.4%
American Express Co.	1,292,396	49,357
Capital One Financial Corp.	260,200	9,823
Discover Financial Services	1,576,410	21,518
Promise Co. Ltd. (a)	642,600	4,927
		85,625
Diversified Financial Services - 3.0%
Bank of America Corp.	7,721,796	128,645
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	37,897,800	$ 128,853
CME Group, Inc.	87,516	26,403
JPMorgan Chase & Co.	7,411,253	311,050
NBH Holdings Corp. Class A (a)(h)	576,500	11,098
		606,049
Insurance - 1.7%
ACE Ltd.	106,243	5,311
Allstate Corp.	1,572,024	49,126
Berkshire Hathaway, Inc. Class B (a)	529,643	42,440
Conseco, Inc. (a)	3,013,070	15,005
Genworth Financial, Inc. Class A (a)	1,050,096	16,739
MetLife, Inc.	3,280,368	119,373
Progressive Corp.	1,955,494	33,537
Protective Life Corp.	700,000	12,852
Sony Financial Holdings, Inc.	4,030	11,742
The First American Corp.	597,857	19,269
Unum Group	573,000	11,924
		337,318
Real Estate Investment Trusts - 0.4%
Digital Realty Trust, Inc. (f)	193,200	9,965
ProLogis Trust	3,108,674	40,071
Public Storage	32,100	2,638
SL Green Realty Corp.	213,530	10,903
Sunstone Hotel Investors, Inc. (a)	739,800	6,614
U-Store-It Trust	1,363,800	8,878
		79,069
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA (a)	1,112,900	14,355
Forestar Group, Inc. (a)	290,073	5,146
Indiabulls Real Estate Ltd. (a)	3,865,681	13,432
		32,933
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	1,427,506	15,431
People's United Financial, Inc.	1,153,000	18,183
		33,614
TOTAL FINANCIALS		1,883,634
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 7.1%
Biotechnology - 0.9%
Acorda Therapeutics, Inc. (a)	175,741	$ 5,304
AMAG Pharmaceuticals, Inc. (a)	96,800	3,697
Amgen, Inc. (a)	669,453	37,898
Biogen Idec, Inc. (a)	1,001,787	55,108
BioMarin Pharmaceutical, Inc. (a)	644,400	12,888
Genzyme Corp. (a)	829,372	47,440
Gilead Sciences, Inc. (a)	437,110	20,811
Human Genome Sciences, Inc. (a)	285,731	8,043
		191,189
Health Care Equipment & Supplies - 1.1%
C. R. Bard, Inc.	259,460	21,738
CareFusion Corp. (a)	955,700	24,122
Covidien PLC	1,371,047	67,346
Edwards Lifesciences Corp. (a)	364,298	33,453
ev3, Inc. (a)	806,168	11,730
Fisher & Paykel Healthcare Corp.	466,364	1,107
Mako Surgical Corp. (a)(f)	825,959	10,927
Quidel Corp. (a)	871,647	11,384
Stryker Corp.	465,200	24,702
William Demant Holding AS (a)	204,076	14,560
		221,069
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	177,200	6,019
CIGNA Corp.	1,052,988	36,075
Community Health Systems, Inc. (a)	106,201	3,640
Express Scripts, Inc. (a)	665,731	63,917
Health Net, Inc. (a)	662,483	15,297
Henry Schein, Inc. (a)	547,413	31,109
Medco Health Solutions, Inc. (a)	1,273,126	80,512
Sinopharm Group Co. Ltd. Class H	860,000	3,872
UnitedHealth Group, Inc.	2,301,985	77,945
		318,386
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	580,600	10,387
Life Sciences Tools & Services - 0.4%
Covance, Inc. (a)	375,673	21,271
Illumina, Inc. (a)	604,185	21,944
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	333,844	$ 16,946
QIAGEN NV (a)	989,248	21,575
		81,736
Pharmaceuticals - 3.0%
Abbott Laboratories	1,302,600	70,705
Allergan, Inc.	879,756	51,404
Johnson & Johnson	657,101	41,397
King Pharmaceuticals, Inc. (a)	1,437,517	16,172
Merck & Co., Inc.	4,964,246	183,081
Novo Nordisk AS Series B	251,005	17,725
Pfizer, Inc.	11,595,274	203,497
Shire PLC sponsored ADR	377,600	24,363
		608,344
TOTAL HEALTH CARE		1,431,111
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.2%
Goodrich Corp.	320,500	21,034
Precision Castparts Corp.	239,600	27,015
Raytheon Co.	975,175	54,844
The Boeing Co.	697,300	44,041
United Technologies Corp.	1,457,500	100,057
		246,991
Air Freight & Logistics - 0.3%
FedEx Corp.	599,700	50,831
Airlines - 0.1%
Delta Air Lines, Inc. (a)	346,300	4,474
Southwest Airlines Co.	2,073,503	26,085
		30,559
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	224,826	8,278
Masco Corp.	1,162,809	15,547
Owens Corning (a)	417,708	9,829
		33,654
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	143,600	5,572
Quanta Services, Inc. (a)	1,168,301	22,198
		27,770
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	711,900	$ 32,292
Regal-Beloit Corp.	552,779	31,188
Saft Groupe SA	233,400	8,535
		72,015
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	277,400	9,515
General Electric Co.	10,481,278	168,329
Textron, Inc.	1,561,111	31,097
Tyco International Ltd.	764,200	27,557
		236,498
Machinery - 1.8%
Caterpillar, Inc.	666,400	38,018
Cummins, Inc.	1,214,621	68,966
Danaher Corp.	904,419	66,900
Deere & Co.	988,566	56,645
Dover Corp.	319,400	14,456
Eaton Corp.	795,706	54,203
Ingersoll-Rand Co. Ltd.	706,200	22,535
Navistar International Corp. (a)	512,522	20,070
Timken Co.	207,500	5,443
Toro Co. (f)	324,443	14,282
Vallourec SA	52,342	10,002
		371,520
Professional Services - 0.1%
Manpower, Inc.	236,189	12,168
Monster Worldwide, Inc. (a)	613,192	8,554
		20,722
Road & Rail - 0.7%
CSX Corp.	1,047,107	49,696
Hertz Global Holdings, Inc. (a)	1,139,765	10,714
Union Pacific Corp.	1,163,400	78,378
		138,788
TOTAL INDUSTRIALS		1,229,348
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.5%
Aruba Networks, Inc. (a)	1,183,744	13,885
Ciena Corp. (a)(f)	1,512,576	21,690
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CommScope, Inc. (a)	188,468	$ 4,804
D-Link Corp.	934,000	948
Juniper Networks, Inc. (a)	1,397,152	39,092
Sycamore Networks, Inc.	974,874	18,776
		99,195
Computers & Peripherals - 1.2%
Apple, Inc. (a)	241,867	49,491
Hewlett-Packard Co.	789,776	40,113
Lexmark International, Inc. Class A (a)	1,172,715	39,532
SanDisk Corp. (a)	4,089,508	119,127
		248,263
Electronic Equipment & Components - 0.4%
Agilent Technologies, Inc. (a)	1,095,664	34,470
BYD Co. Ltd. (H Shares) (a)	1,009,500	7,816
Corning, Inc.	356,495	6,285
Tyco Electronics Ltd.	904,037	23,170
		71,741
Internet Software & Services - 1.1%
eBay, Inc. (a)	3,762,090	86,603
Google, Inc. Class A (a)	154,938	81,621
WebMD Health Corp. (a)(f)	1,299,587	55,986
		224,210
IT Services - 0.1%
Paychex, Inc.	556,200	16,653
RightNow Technologies, Inc. (a)	220,331	3,428
		20,081
Semiconductors & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	1,480,955	43,303
Applied Materials, Inc.	10,977,845	134,369
ASAT Holdings Ltd. (a)	88,719	0*
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	0*
ASML Holding NV (NY Shares)	4,719,775	145,511
ATMI, Inc. (a)	1,003,316	16,896
Avago Technologies Ltd.	947,100	17,190
Broadcom Corp. Class A	61,200	1,917
Brooks Automation, Inc. (a)	2,473,662	21,372
Cymer, Inc. (a)	576,678	18,062
Entegris, Inc. (a)	1,786,948	8,006
Inotera Memories, Inc. (a)	41,059,880	28,178
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	5,453,067	$ 111,951
KLA-Tencor Corp.	2,531,774	73,751
Kulicke & Soffa Industries, Inc. (a)	1,529,527	10,064
Lam Research Corp. (a)	2,090,350	70,884
Marvell Technology Group Ltd. (a)	4,113,958	79,482
Micron Technology, Inc. (a)	16,473,785	149,252
NVIDIA Corp. (a)	1,508,703	24,441
Photronics, Inc. (a)	1,047,276	4,608
Realtek Semiconductor Corp.	2,512,000	6,567
Samsung Electronics Co. Ltd.	160,563	102,982
Skyworks Solutions, Inc. (a)	141,700	2,164
Taiwan Semiconductor Manufacturing Co. Ltd.	4,431,000	8,109
Varian Semiconductor Equipment Associates, Inc. (a)	879,352	26,451
Xilinx, Inc.	106,300	2,746
		1,108,256
Software - 2.1%
BMC Software, Inc. (a)	272,941	10,055
Citrix Systems, Inc. (a)	380,900	16,383
Microsoft Corp.	12,730,661	364,876
Oracle Corp.	1,570,183	38,705
		430,019
TOTAL INFORMATION TECHNOLOGY		2,201,765
MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	369,800	25,361
Airgas, Inc.	277,200	17,780
Albemarle Corp.	618,147	23,174
Dow Chemical Co.	1,965,762	55,651
Monsanto Co.	669,403	47,293
Praxair, Inc.	227,800	17,117
Solutia, Inc. (a)	830,270	11,682
The Mosaic Co.	259,400	15,146
Wacker Chemie AG	84,094	10,080
		223,284
Construction Materials - 0.0%
HeidelbergCement AG	89,108	4,540
Martin Marietta Materials, Inc. (f)	39,700	3,145
		7,685
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Ball Corp.	160,775	$ 8,688
Boise, Inc. (a)	162,300	771
Owens-Illinois, Inc. (a)	531,862	15,764
Pactiv Corp. (a)	32,900	815
Rexam PLC	1,634,500	6,957
Temple-Inland, Inc.	114,793	2,137
		35,132
Metals & Mining - 0.6%
Allegheny Technologies, Inc.	191,200	8,348
AngloGold Ashanti Ltd. sponsored ADR	955,385	34,757
Commercial Metals Co.	288,466	4,731
Freeport-McMoRan Copper & Gold, Inc.	464,445	34,908
Globe Specialty Metals, Inc.	1,585,000	16,263
Ivanhoe Mines Ltd. (a)	369,000	5,895
Nucor Corp.	335,600	13,894
		118,796
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	414,864	16,761
TOTAL MATERIALS		401,658
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
Qwest Communications International, Inc.	22,905,758	104,450
Verizon Communications, Inc.	2,215,426	64,092
		168,542
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series L sponsored ADR	515,300	22,967
American Tower Corp. Class A (a)	1,866,670	79,632
Clearwire Corp.:
rights 6/21/10 (a)	2,929,537	850
Class A (a)(f)	2,929,537	18,632
NII Holdings, Inc. (a)	1,470,602	55,030
Sprint Nextel Corp. (a)	3,555,200	11,839
		188,950
TOTAL TELECOMMUNICATION SERVICES		357,492
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	1,489,296	$ 50,070
Energias de Portugal SA	1,957,380	7,182
Entergy Corp.	822,831	62,510
FirstEnergy Corp.	1,334,393	51,574
		171,336
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	820,200	9,588
Constellation Energy Group, Inc.	1,287,900	45,167
		54,755
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	3,368,900	45,076
CMS Energy Corp.	1,853,834	28,308
PG&E Corp.	2,153,200	90,262
TECO Energy, Inc.	1,651,638	25,320
		188,966
TOTAL UTILITIES		415,057
TOTAL COMMON STOCKS (Cost $10,588,488)		11,718,593
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50%	35,300	4,278
FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series C (a)(r)	7,630	13,013
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0*
TOTAL CONVERTIBLE PREFERRED STOCKS		17,291
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE	83,600	$ 4,200
TOTAL PREFERRED STOCKS (Cost $16,857)		21,491
Nonconvertible Bonds - 7.6%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 4,524	4,794
5.875% 3/15/11	1,680	1,750
		6,544
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,891	2,052
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	3,427	3,536
5.875% 1/15/36	6,586	5,791
		9,327
Media - 0.4%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,522	1,610
6.875% 5/1/12	1,974	2,178
7.625% 4/15/31	4,975	5,796
Comcast Cable Communications, Inc. 6.75% 1/30/11	413	433
Comcast Corp.:
4.95% 6/15/16	1,520	1,583
5.5% 3/15/11	309	323
5.7% 5/15/18	7,229	7,679
6.4% 3/1/40	4,756	4,839
6.45% 3/15/37	4,604	4,723
COX Communications, Inc.:
4.625% 6/1/13	3,612	3,830
6.25% 6/1/18 (h)	1,718	1,851
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,401
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.: - continued
8.25% 2/1/30	$ 6,315	$ 5,684
News America Holdings, Inc. 7.75% 12/1/45	7,397	8,687
News America, Inc.:
4.75% 3/15/10	198	198
5.3% 12/15/14	708	779
6.9% 3/1/19	2,306	2,649
Time Warner Cable, Inc.:
5% 2/1/20	9,845	9,751
5.4% 7/2/12	1,976	2,120
6.2% 7/1/13	1,879	2,079
6.75% 7/1/18	949	1,061
Time Warner, Inc.:
5.875% 11/15/16	3,581	3,929
6.5% 11/15/36	3,450	3,654
		76,837
TOTAL CONSUMER DISCRETIONARY		94,760
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (h)	5,328	5,779
6.875% 11/15/19 (h)	5,400	6,220
8.2% 1/15/39 (h)	10,075	13,251
Diageo Capital PLC 5.2% 1/30/13	4,139	4,509
FBG Finance Ltd. 5.125% 6/15/15 (h)	2,374	2,524
		32,283
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
0.5556% 6/1/10 (o)	1,856	1,857
6.036% 12/10/28	1,806	1,803
6.302% 6/1/37 (o)	3,829	3,504
		7,164
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	572	622
General Mills, Inc. 5.65% 2/15/19	1,282	1,381
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	8,397
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
5.625% 11/1/11	$ 2,959	$ 3,142
6.75% 2/19/14	436	495
		14,037
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,447	1,544
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	20,958	26,356
Reynolds American, Inc.:
6.75% 6/15/17	2,366	2,553
7.25% 6/15/37	7,970	8,230
		37,139
TOTAL CONSUMER STAPLES		92,167
ENERGY - 0.9%
Energy Equipment & Services - 0.0%
DCP Midstream LLC 9.75% 3/15/19 (h)	3,632	4,602
Transocean Ltd. 5.25% 3/15/13	2,802	3,026
Weatherford International Ltd.:
4.95% 10/15/13	1,408	1,505
5.15% 3/15/13	1,841	1,959
		11,092
Oil, Gas & Consumable Fuels - 0.9%
BW Group Ltd. 6.625% 6/28/17 (h)	2,391	2,221
Canadian Natural Resources Ltd. 5.15% 2/1/13	3,637	3,915
Cenovus Energy, Inc.:
5.7% 10/15/19 (h)	5,492	5,794
6.75% 11/15/39 (h)	2,852	3,134
ConocoPhillips 5.75% 2/1/19	9,619	10,560
Duke Capital LLC:
6.25% 2/15/13	809	884
6.75% 2/15/32	8,145	8,498
Duke Energy Field Services:
5.375% 10/15/15 (h)	988	1,064
6.45% 11/3/36 (h)	8,650	8,671
6.875% 2/1/11	1,870	1,966
7.875% 8/16/10	839	865
El Paso Natural Gas Co. 5.95% 4/15/17	756	799
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP:
5.875% 12/15/16	$ 1,460	$ 1,581
6.5% 4/15/18	1,918	2,112
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,335	2,594
Enterprise Products Operating LP:
5.6% 10/15/14	1,581	1,723
5.65% 4/1/13	563	613
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)	3,123	3,333
Lukoil International Finance BV 6.656% 6/7/22 (h)	988	948
Midcontinent Express Pipel LLC 5.45% 9/15/14 (h)	5,000	5,216
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	2,582	2,718
6.85% 1/15/40 (h)	9,822	10,614
Nakilat, Inc. 6.067% 12/31/33 (h)	5,528	4,922
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)	2,855	2,658
Nexen, Inc.:
5.05% 11/20/13	3,109	3,346
5.2% 3/10/15	735	782
5.875% 3/10/35	1,565	1,493
6.4% 5/15/37	5,235	5,288
NGPL PipeCo LLC 6.514% 12/15/12 (h)	2,881	3,176
Pemex Project Funding Master Trust 1.5536% 6/15/10 (h)(o)	1,007	1,007
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	3,200	3,228
6.875% 1/20/40	4,800	4,889
7.875% 3/15/19	6,941	7,982
Plains All American Pipeline LP:
6.125% 1/15/17	1,940	2,103
7.75% 10/15/12	1,907	2,154
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (h)	2,174	2,368
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)	3,472	3,618
5.5% 9/30/14 (h)	4,853	5,120
5.832% 9/30/16 (h)	1,086	1,148
6.332% 9/30/27 (h)	5,910	6,047
6.75% 9/30/19 (h)	3,177	3,467
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)	2,199	2,441
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.:
6.1% 6/1/18	$ 9,176	$ 9,971
6.85% 6/1/39	8,895	9,825
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,288
Texas Eastern Transmission LP 6% 9/15/17 (h)	1,301	1,430
TransCanada PipeLines Ltd. 6.35% 5/15/67 (o)	1,917	1,802
XTO Energy, Inc.:
5% 1/31/15	1,414	1,544
5.65% 4/1/16	970	1,087
		176,007
TOTAL ENERGY		187,099
FINANCIALS - 3.6%
Capital Markets - 0.8%
Bear Stearns Companies, Inc.:
0.3889% 10/22/10 (o)	1,892	1,893
4.5% 10/28/10	1,482	1,520
5.3% 10/30/15	946	1,005
6.95% 8/10/12	13,792	15,361
BlackRock, Inc. 6.25% 9/15/17	1,565	1,733
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,773	5,143
5.95% 1/18/18	3,225	3,385
6.15% 4/1/18	1,593	1,683
6.75% 10/1/37	11,195	10,854
7.5% 2/15/19	10,921	12,499
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	11,079
Lazard Group LLC:
6.85% 6/15/17	3,104	3,153
7.125% 5/15/15	1,113	1,184
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,188	5,499
6.4% 8/28/17	2,110	2,197
6.875% 4/25/18	3,732	3,932
Morgan Stanley:
0.4994% 1/9/12 (o)	7,709	7,562
0.5494% 1/9/14 (o)	4,044	3,864
4.75% 4/1/14	642	653
5.05% 1/21/11	2,462	2,549
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.25% 11/2/12	$ 198	$ 212
5.45% 1/9/17	193	197
5.95% 12/28/17	445	459
6% 5/13/14	6,140	6,641
6.6% 4/1/12	4,624	5,030
6.75% 4/15/11	5,876	6,208
7.3% 5/13/19	6,528	7,218
Scotland International Finance No. 2 BV 7.7% 8/15/10 (h)	790	805
The Bank of New York, Inc.:
4.3% 5/15/14	6,301	6,697
4.95% 11/1/12	3,124	3,391
5.45% 5/15/19	6,656	7,097
UBS AG Stamford Branch:
3.875% 1/15/15	11,500	11,503
5.75% 4/25/18	3,319	3,424
		155,630
Commercial Banks - 0.7%
ANZ National International Ltd. 6.2% 7/19/13 (h)	888	978
Bank of America NA:
5.3% 3/15/17	13,170	12,957
6% 10/15/36	7,045	6,428
Bank One Corp. 5.25% 1/30/13	752	811
Barclays Bank PLC 5.125% 1/8/20	9,135	8,970
BB&T Corp. 6.5% 8/1/11	1,005	1,069
Chase Manhattan Corp. 7.875% 6/15/10	1,255	1,279
Credit Suisse New York Branch:
5.4% 1/14/20	7,087	7,118
5.5% 5/1/14	4,500	4,916
6% 2/15/18	14,192	14,909
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (h)(o)	3,396	3,226
Export-Import Bank of Korea:
5.125% 2/14/11	2,361	2,431
5.25% 2/10/14 (h)	456	484
5.5% 10/17/12	1,824	1,956
Fifth Third Bancorp:
4.5% 6/1/18	100	89
8.25% 3/1/38	1,697	1,748
HBOS PLC 6.75% 5/21/18 (h)	560	517
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC:
0.4544% 10/6/16 (o)	$ 1,254	$ 1,205
6.5% 5/2/36	6,175	6,362
6.5% 9/15/37	10,625	10,901
JPMorgan Chase Bank 6% 10/1/17	1,694	1,821
KeyBank NA:
5.8% 7/1/14	905	924
7% 2/1/11	908	951
Korea Development Bank 4.625% 9/16/10	1,482	1,504
Lloyds TSB Bank PLC 5.8% 1/13/20 (h)	6,709	6,492
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (h)(o)	791	738
PNC Funding Corp.:
0.3888% 1/31/12 (o)	4,837	4,769
3.625% 2/8/15	4,453	4,478
Regions Financial Corp. 7.75% 11/10/14	6,370	6,553
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (h)(o)	1,242	1,194
5.805% 6/20/16 (h)(o)	3,399	3,354
Standard Chartered Bank 6.4% 9/26/17 (h)	988	1,059
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)	2,371	2,347
Union Planters Corp. 7.75% 3/1/11	485	488
UnionBanCal Corp. 5.25% 12/16/13	535	563
Wachovia Bank NA 4.875% 2/1/15	1,138	1,183
Wachovia Corp.:
0.3789% 4/23/12 (o)	439	434
0.3813% 10/15/11 (o)	3,247	3,230
5.625% 10/15/16	2,748	2,844
5.75% 6/15/17	2,371	2,503
Wells Fargo & Co. 5.625% 12/11/17	2,371	2,498
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	469	496
		138,777
Consumer Finance - 0.4%
Capital One Bank USA NA 8.8% 7/15/19	5,725	6,880
Capital One Financial Corp. 7.375% 5/23/14	5,840	6,695
Discover Financial Services:
0.7843% 6/11/10 (o)	3,252	3,243
6.45% 6/12/17	11,229	10,861
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
5.5% 1/8/20	$ 5,373	$ 5,403
5.625% 9/15/17	22,752	23,816
5.9% 5/13/14	8,210	9,009
Household Finance Corp. 6.375% 10/15/11	1,504	1,601
HSBC Finance Corp.:
5.25% 1/14/11	1,058	1,092
5.25% 1/15/14	852	904
MBNA America Bank NA 7.125% 11/15/12 (h)	561	617
MBNA Corp. 7.5% 3/15/12	1,300	1,422
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (h)	3,432	3,433
ORIX Corp. 5.48% 11/22/11	311	319
SLM Corp.:
0.4536% 3/15/11 (o)	90	87
0.4789% 10/25/11 (o)	6,795	6,406
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (h)	246	257
		82,045
Diversified Financial Services - 0.7%
BP Capital Markets PLC 5.25% 11/7/13	16,534	18,266
Citigroup, Inc.:
0.34% 5/18/11 (o)	2,272	2,251
5.3% 10/17/12	7,664	8,052
5.5% 4/11/13	8,594	8,996
6.125% 5/15/18	12,994	13,038
6.5% 1/18/11	1,057	1,100
6.5% 8/19/13	22,036	23,703
8.5% 5/22/19	12,000	13,847
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	16,858	18,440
International Lease Finance Corp.:
5.4% 2/15/12	2,316	2,132
6.375% 3/25/13	1,215	1,070
6.625% 11/15/13	2,200	1,936
JPMorgan Chase & Co.:
4.65% 6/1/14	8,500	9,002
4.891% 9/1/15 (o)	2,206	2,226
5.6% 6/1/11	2,503	2,648
5.75% 1/2/13	1,792	1,948
6.3% 4/23/19	8,000	8,872
6.75% 2/1/11	304	320
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	$ 881	$ 782
5.5% 1/15/14 (h)	562	537
5.7% 4/15/17 (h)	1,371	1,214
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	2,618	2,677
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)	4,049	3,644
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)	1,303	1,182
		147,883
Insurance - 0.5%
Allstate Corp. 7.45% 5/16/19	7,800	9,161
Assurant, Inc.:
5.625% 2/15/14	1,546	1,611
6.75% 2/15/34	1,590	1,486
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	476
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)	1,205	1,085
Jackson National Life Global Funding 5.375% 5/8/13 (h)	609	650
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)	481	409
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)	5,500	6,791
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (h)(o)	5,556	5,495
MetLife, Inc.:
5% 6/15/15	941	993
6.125% 12/1/11	800	863
6.75% 6/1/16	5,158	5,730
7.717% 2/15/19	4,113	4,782
Metropolitan Life Global Funding I:
4.625% 8/19/10 (h)	2,668	2,708
5.125% 4/10/13 (h)	452	488
5.125% 6/10/14 (h)	4,625	4,964
Monumental Global Funding II 5.65% 7/14/11 (h)	1,336	1,399
Monumental Global Funding III 5.5% 4/22/13 (h)	1,780	1,897
New York Life Insurance Co. 6.75% 11/15/39 (h)	5,675	6,115
Pacific Life Global Funding 5.15% 4/15/13 (h)	2,737	2,901
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	5,170	6,182
Pacific LifeCorp 6% 2/10/20 (h)	4,566	4,529
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,402
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.15% 1/15/13	$ 1,752	$ 1,865
5.4% 6/13/35	365	325
5.5% 3/15/16	344	362
5.7% 12/14/36	310	290
6.2% 1/15/15	920	1,012
7.375% 6/15/19	2,520	2,898
8.875% 6/15/38 (o)	2,403	2,580
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(o)	2,702	2,474
Symetra Financial Corp. 6.125% 4/1/16 (h)	4,189	4,087
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,010	1,018
		93,028
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	313
5.5% 1/15/12	1,020	1,076
6.625% 9/15/11	290	309
BRE Properties, Inc. 4.875% 5/15/10	2,089	2,093
Camden Property Trust:
5.375% 12/15/13	531	557
5.875% 11/30/12	2,392	2,509
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,436	2,434
5% 5/3/10	1,812	1,813
5.25% 4/15/11	1,967	1,960
5.375% 10/15/12	1,039	1,026
Duke Realty LP:
4.625% 5/15/13	507	513
5.875% 8/15/12	92	96
Equity One, Inc.:
6% 9/15/17	690	646
6.25% 1/15/17	399	393
Federal Realty Investment Trust:
5.4% 12/1/13	334	352
5.9% 4/1/20	1,780	1,789
6% 7/15/12	2,371	2,540
6.2% 1/15/17	501	516
HRPT Properties Trust:
5.75% 11/1/15	719	726
6.25% 6/15/17	996	970
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 499	$ 493
Washington (REIT) 5.95% 6/15/11	2,940	3,026
		26,150
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	2,086	2,179
Arden Realty LP 5.2% 9/1/11	1,083	1,134
Brandywine Operating Partnership LP:
5.625% 12/15/10	3,298	3,361
5.75% 4/1/12	1,502	1,547
Duke Realty LP:
5.4% 8/15/14	447	454
5.5% 3/1/16	3,075	3,036
5.625% 8/15/11	5,086	5,286
8.25% 8/15/19	2,379	2,609
ERP Operating LP 5.5% 10/1/12	358	383
Liberty Property LP:
5.125% 3/2/15	686	683
5.5% 12/15/16	1,202	1,179
Mack-Cali Realty LP:
5.05% 4/15/10	655	657
7.75% 2/15/11	789	829
Post Apartment Homes LP:
5.45% 6/1/12	1,096	1,100
6.3% 6/1/13	1,938	2,015
Regency Centers LP:
4.95% 4/15/14	494	475
5.25% 8/1/15	1,725	1,747
5.875% 6/15/17	854	850
Simon Property Group LP:
4.2% 2/1/15	2,640	2,671
4.6% 6/15/10	472	477
4.875% 8/15/10	545	554
6.75% 5/15/14	5,698	6,314
6.75% 2/1/40	7,066	7,101
Tanger Properties LP 6.15% 11/15/15	20	21
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (h)	8,007	8,629
		55,291
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.65% 5/1/18	$ 9,440	$ 9,416
7.375% 5/15/14	1,614	1,815
7.625% 6/1/19	7,830	8,855
Countrywide Financial Corp. 5.8% 6/7/12	2,358	2,511
Countrywide Home Loans, Inc. 4% 3/22/11	3,498	3,603
Independence Community Bank Corp.:
2.0706% 4/1/14 (o)	3,410	3,367
2.3134% 6/20/13 (o)	1	1
4.9% 9/23/10	1,371	1,400
		30,968
TOTAL FINANCIALS		729,772
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,390	2,652
Health Care Providers & Services - 0.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,339
6.3% 8/15/14	2,925	2,983
Express Scripts, Inc. 6.25% 6/15/14	3,209	3,592
		7,914
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,371	2,572
Novartis Capital Corp. 4.125% 2/10/14	2,369	2,525
Roche Holdings, Inc. 5% 3/1/14 (h)	4,805	5,204
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	775	844
		11,145
TOTAL HEALTH CARE		21,711
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (h)	5,000	5,488
6.4% 12/15/11 (h)	661	712
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (h)	$ 2,615	$ 2,687
7.45% 5/1/34 (h)	3,000	2,745
		11,632
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	201	200
Continental Airlines, Inc.:
6.648% 3/15/19	2,404	2,320
6.82% 5/1/18	179	168
6.9% 7/2/19	675	669
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	283	272
7.57% 11/18/10	7,740	7,866
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,594	1,343
8.36% 7/20/20	1,184	1,093
		13,931
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	2,044	2,099
5.45% 10/15/12	4,620	5,073
6% 10/15/17	2,368	2,615
General Electric Co. 5.25% 12/6/17	25,356	26,609
		36,396
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (h)	494	515
TOTAL INDUSTRIALS		62,474
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	5,177	5,173
5.5% 1/15/40	5,090	4,937
		10,110
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	2,385	2,586
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 3,134	$ 3,393
6.55% 10/1/17	1,908	2,100
		8,079
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,295	1,379
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.5036% 6/15/10 (o)	3,403	3,398
TOTAL INFORMATION TECHNOLOGY		22,966
MATERIALS - 0.4%
Chemicals - 0.1%
Dow Chemical Co.:
7.6% 5/15/14	5,119	5,848
8.55% 5/15/19	5,119	6,188
E.I. du Pont de Nemours & Co. 4.625% 1/15/20	5,921	5,983
Lubrizol Corp. 8.875% 2/1/19	750	945
		18,964
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,482	1,580
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,385	1,487
6.4% 1/15/18	1,414	1,520
		3,007
Metals & Mining - 0.3%
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,597	1,714
5.5% 4/1/14	6,648	7,357
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)	1,618	1,790
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	9,881	10,867
6.5% 7/15/18	9,139	10,304
7.125% 7/15/28	9,574	10,889
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp. 6.65% 6/1/37	$ 4,497	$ 3,784
Vale Overseas Ltd. 6.25% 1/23/17	1,877	1,987
		48,692
TOTAL MATERIALS		72,243
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T Broadband Corp. 8.375% 3/15/13	2,090	2,426
AT&T, Inc.:
5.8% 2/15/19	7,105	7,599
6.3% 1/15/38	12,550	12,781
6.7% 11/15/13	949	1,081
6.8% 5/15/36	15,241	16,292
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,404	1,621
British Telecommunications PLC 9.125% 12/15/10 (e)	2,197	2,334
Deutsche Telekom International Financial BV 5.25% 7/22/13	1,979	2,133
SBC Communications, Inc.:
5.1% 9/15/14	1,754	1,910
5.875% 2/1/12	2,210	2,382
5.875% 8/15/12	790	866
Sprint Capital Corp. 6.875% 11/15/28	15,445	11,700
Telecom Italia Capital SA:
4.95% 9/30/14	2,594	2,708
5.25% 10/1/15	3,073	3,225
6.999% 6/4/18	8,694	9,534
7.2% 7/18/36	4,780	4,994
Telefonica Emisiones SAU:
5.877% 7/15/19	5,604	5,915
6.421% 6/20/16	939	1,051
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	2,929
6.25% 4/1/37	4,611	4,733
Verizon New England, Inc. 6.5% 9/15/11	720	767
Verizon New York, Inc. 6.875% 4/1/12	2,145	2,351
		101,332
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (h)	11,632	12,160
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
5.875% 10/1/19 (h)	$ 6,471	$ 6,785
Verizon Wireless Capital LLC 5.55% 2/1/14	1,919	2,114
Vodafone Group PLC:
5% 12/16/13	1,856	1,998
5.5% 6/15/11	2,232	2,355
		25,412
TOTAL TELECOMMUNICATION SERVICES		126,744
UTILITIES - 0.6%
Electric Utilities - 0.3%
AmerenUE 6.4% 6/15/17	2,415	2,674
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,325	3,623
EDP Finance BV:
4.9% 10/1/19 (h)	1,900	1,844
6% 2/2/18 (h)	2,964	3,108
Exelon Corp. 4.9% 6/15/15	2,224	2,324
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,875
6.05% 8/15/21	4,186	4,314
Illinois Power Co. 6.125% 11/15/17	333	360
Nevada Power Co.:
6.5% 5/15/18	5,290	5,802
6.5% 8/1/18	1,270	1,396
Oncor Electric Delivery Co. 6.375% 5/1/12	2,208	2,398
Pennsylvania Electric Co. 6.05% 9/1/17	618	658
Pepco Holdings, Inc.:
4% 5/15/10	1,804	1,816
6.45% 8/15/12	3,016	3,259
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)	3,316	2,868
Progress Energy, Inc.:
6% 12/1/39	5,428	5,331
7.1% 3/1/11	2,737	2,887
Sierra Pacific Power Co. 5.45% 9/1/13	1,261	1,368
Tampa Electric Co. 6.15% 5/15/37	4,486	4,618
		52,523
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (h)	$ 357	$ 377
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,507	2,619
		2,996
Independent Power Producers & Energy Traders - 0.0%
Duke Capital LLC 5.668% 8/15/14	1,662	1,811
Exelon Generation Co. LLC 5.35% 1/15/14	1,235	1,333
		3,144
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.5% 12/1/39	3,461	3,348
Dominion Resources, Inc.:
4.75% 12/15/10	3,178	3,274
6.3% 9/30/66 (o)	12,240	11,322
7.5% 6/30/66 (o)	2,636	2,610
DTE Energy Co. 7.05% 6/1/11	795	842
KeySpan Corp. 7.625% 11/15/10	400	419
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,320	1,404
5.875% 10/1/12	2,361	2,595
6.5% 9/15/37	5,329	5,739
National Grid PLC 6.3% 8/1/16	1,194	1,323
NiSource Finance Corp.:
5.25% 9/15/17	682	689
5.4% 7/15/14	6,089	6,483
5.45% 9/15/20	2,219	2,210
6.4% 3/15/18	1,072	1,151
6.8% 1/15/19	4,065	4,448
7.875% 11/15/10	826	862
Wisconsin Energy Corp. 6.25% 5/15/67 (o)	4,990	4,603
WPS Resources Corp. 6.11% 12/1/66 (o)	713	620
		53,942
TOTAL UTILITIES		112,605
TOTAL NONCONVERTIBLE BONDS (Cost $1,390,453)		1,522,541
U.S. Government and Government Agency Obligations - 7.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.1%
Fannie Mae 2.75% 3/13/14	$ 17,370	$ 17,810
U.S. Treasury Inflation Protected Obligations - 2.7%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	16,348	16,766
1.625% 1/15/18	16,494	17,006
1.875% 7/15/19	60,687	63,243
2% 1/15/14 (l)	112,204	119,876
2.125% 1/15/19	100,588	107,073
2.375% 1/15/27 (l)	61,041	63,717
2.5% 7/15/16	149,713	164,557
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		552,238
U.S. Treasury Obligations - 4.6%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 5/13/10 (k)	13,000	12,997
U.S. Treasury Bonds:
4.375% 11/15/39	10,000	9,703
4.5% 8/15/39	8,090	8,018
U.S. Treasury Notes:
1.125% 12/15/12	70,249	70,007
1.875% 6/15/12	5,466	5,578
1.875% 4/30/14	258,380	257,754
2.25% 1/31/15	97,000	96,909
2.375% 9/30/14	50,000	50,559
2.375% 10/31/14	79,000	79,765
2.625% 7/31/14	270,000	276,644
2.625% 12/31/14	48,675	49,557
3.625% 8/15/19	7,000	7,021
TOTAL U.S. TREASURY OBLIGATIONS		924,512
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,456,171)		1,494,560
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.0%
4% 4/1/24 to 9/1/24	5,773	5,900
4% 3/1/25 (i)	3,800	3,878
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 3/1/25 (i)	$ 1,000	$ 1,020
4.288% 6/1/36 (o)	417	432
4.5% 3/1/25 (i)	4,000	4,164
4.5% 4/1/38 to 2/1/40	45,694	46,253
4.5% 3/1/40 (i)	5,400	5,459
5% 3/1/25 (i)(j)	3,400	3,584
5% 12/1/25 to 2/1/40	8,405	8,728
5% 3/1/40 (i)	1,000	1,036
5% 3/1/40 (i)(j)	12,300	12,748
5.5% 1/1/24 to 2/1/40	35,953	38,235
5.5% 3/1/40 (i)(j)	9,500	10,003
5.5% 3/1/40 (i)(j)	1,000	1,053
5.5% 4/1/40 (i)(j)	9,500	9,989
5.515% 7/1/37 (o)	1,434	1,489
6% 2/1/23 to 7/1/37	23,150	25,032
6% 3/1/40 (i)(j)	3,750	3,978
6% 3/1/40 (i)(j)	1,000	1,061
6% 4/1/40 (i)(j)	3,750	3,984
6% 5/1/40 (i)(j)	3,750	3,978
6.5% 1/1/36 to 9/1/36	7,566	8,242
TOTAL FANNIE MAE		200,246
Freddie Mac - 0.3%
5% 3/1/19 to 7/1/38	39,378	41,306
5.681% 10/1/35 (o)	671	705
6% 7/1/37	103	111
6% 3/1/40 (i)	6,750	7,226
6% 3/1/40 (i)(j)	1,750	1,873
6% 3/1/40 (i)(j)	2,000	2,141
6% 3/1/40 (i)(j)	1,000	1,070
6.5% 11/1/34 to 3/1/36	11,632	12,773
TOTAL FREDDIE MAC		67,205
Government National Mortgage Association - 0.3%
4% 3/1/40 (i)	2,500	2,467
4% 3/1/40 (i)	3,000	2,961
4% 3/1/40 (i)	4,500	4,441
5.5% 12/15/31 to 5/15/39	4,974	5,275
5.5% 3/1/40 (i)	11,000	11,635
5.5% 3/1/40 (i)	8,000	8,462
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
6% 2/15/34	$ 15,699	$ 17,099
6.5% 3/15/34	7,487	8,269
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		60,609
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $319,895)		328,060
Asset-Backed Securities - 1.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (o)	1,999	775
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (o)	680	2
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (o)	208	196
Class M2, 1.8788% 2/25/34 (o)	482	252
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (o)	255	226
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (o)	190	5
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (o)	187	5
Class M5, 0.6188% 4/25/36 (o)	122	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2588% 9/20/13 (o)	2,335	2,275
Series 2006-A7 Class A7, 0.2488% 10/20/12 (o)	1,083	1,055
Series 2006-C1 Class C1, 0.7088% 10/20/14 (o)	297	6
Series 2007-A1 Class A, 0.2788% 1/20/15 (o)	724	706
Series 2007-A4 Class A4, 0.2588% 4/22/13 (o)	1,200	1,169
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (h)(o)	358	357
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	124	125
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	777	755
Series 2007-2M Class A3, 5.22% 4/8/10	209	211
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (o)	121	77
Series 2004-R11 Class M1, 0.8888% 11/25/34 (o)	628	209
Series 2004-R2 Class M3, 0.7788% 4/25/34 (o)	168	18
Series 2005-R2 Class M1, 0.6788% 4/25/35 (o)	2,266	1,620
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (o)	$ 53	$ 38
Series 2004-W11 Class M2, 0.9288% 11/25/34 (o)	616	290
Series 2004-W7 Class M1, 0.7788% 5/25/34 (o)	1,600	756
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (o)	1,657	526
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (o)	2,929	1,662
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (o)	261	14
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (d)(h)(o)	6,960	0*
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.3788% 8/25/36 (o)	1,443	1,362
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (o)	1,395	1,353
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (o)	2,409	2,288
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (o)	523	502
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	2,220	2,262
Class C, 5.31% 6/15/12	1,633	1,669
Series 2007-1 Class C, 5.38% 11/15/12	583	607
Series 2007-SN1 Class D, 6.05% 1/17/12	285	283
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	341	344
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5219% 7/15/13 (o)	4,890	4,890
Series 2007-A3 Class A, 0.2319% 2/15/13 (o)	4,900	4,898
Series 2007-C3 Class C3, 0.5219% 4/15/13 (h)(o)	3,191	3,180
Series 2008-A4 Class A4, 1.5319% 3/15/13 (o)	7,471	7,473
Series 2009-A1 Class A1, 1.3331% 4/15/13 (o)	4,100	4,109
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (h)(o)	502	54
Class B, 0.9788% 7/20/39 (h)(o)	290	15
Class C, 1.3288% 7/20/39 (h)(o)	372	4
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	641	652
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (o)	5,102	1,015
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (o)	467	9
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (o)	3,478	697
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (o)	205	8
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (o)	$ 1,978	$ 674
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (h)(o)	198	175
Series 2005-1A Class A1, 4.67% 5/20/17 (h)	568	507
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	267	267
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,409
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.4988% 10/25/35 (o)	3,490	3,357
Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (o)	840	37
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (o)	0*	0*
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (o)	134	129
Series 2007-4 Class A1A, 0.3513% 9/25/37 (o)	769	745
Series 2007-5 Class 2A1, 0.3288% 4/25/29 (o)	8,792	7,894
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)	363	0*
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (o)	175	45
Series 2004-4 Class M2, 1.0238% 6/25/34 (o)	645	223
Series 2005-3 Class MV1, 0.6488% 8/25/35 (o)	1,758	1,605
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (o)	281	258
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (h)	566	576
Series 2007-B Class A3, 5.47% 11/15/11 (h)	117	118
Series 2007-C Class A3, 5.43% 5/15/12 (h)	178	180
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (o)	3,191	3,190
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (h)	1,018	1,039
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (o)	43	37
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (o)	319	113
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (o)	6,512	2,068
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (o)	28	7
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (o)	3,950	3,511
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (o)	84	83
Series 2006-FF14 Class A2, 0.2888% 10/25/36 (o)	2,684	2,464
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	$ 564	$ 593
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (o)	848	818
Series 2010-1 Class A, 1.8822% 12/15/14 (h)(o)	11,410	11,464
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	71	72
Series 2007-1:
Class A4, 5.03% 2/16/15	500	516
Class C, 5.43% 2/16/15	613	578
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (o)	1,041	339
Class M4, 0.9088% 1/25/35 (o)	399	53
Series 2006-D Class M1, 0.4588% 11/25/36 (o)	325	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (h)(o)	3,122	2,029
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)	1,677	1,257
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (h)(o)	346	304
Series 2006-2A:
Class A, 0.4119% 11/15/34 (h)(o)	2,013	1,530
Class B, 0.5119% 11/15/34 (h)(o)	726	254
Class C, 0.6119% 11/15/34 (h)(o)	1,207	338
Class D, 0.9819% 11/15/34 (h)(o)	459	96
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (o)	5,209	5,209
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (o)	959	928
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (o)	736	442
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	97	98
Class C, 5.74% 12/15/14	207	198
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8788% 6/25/34 (o)	2,938	1,391
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (o)	1,186	63
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (o)	473	7
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (h)(o)	724	138
Series 2006-3:
Class B, 0.6288% 9/25/46 (h)(o)	719	129
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd.: - continued
Class C, 0.7788% 9/25/46 (h)(o)	$ 1,676	$ 218
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (o)	485	260
Series 2003-3 Class M1, 1.5188% 8/25/33 (o)	948	456
Series 2003-5 Class A2, 0.9288% 12/25/33 (o)	36	18
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (o)	208	201
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (o)	2,683	2,519
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (o)	13	12
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (o)	1,005	607
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (o)	1,642	565
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	84	84
Class C, 5.34% 11/15/12	85	85
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (o)	3,185	76
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (o)	1,641	1,332
Class MV1, 0.4588% 11/25/36 (o)	1,335	484
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (o)	574	27
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (o)	1,010	829
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (o)	5	5
Class 2C, 1.4006% 3/27/42 (o)	2,909	544
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (h)(o)	303	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,799	2,855
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (o)	260	186
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)	18	16
Class C, 5.691% 10/20/28 (h)	8	6
Class D, 6.01% 10/20/28 (h)	96	73
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (o)	589	19
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (o)	861	42
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (o)	209	93
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	$ 313	$ 319
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (o)	801	573
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (o)	2,530	2,226
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (o)	41	39
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (o)	3,640	2,068
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (o)	63	49
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (o)	439	167
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (o)	457	104
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (o)	4,086	104
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(h)(o)	4,353	178
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (b)	2,620	476
Series 2006-1 Class AIO, 5.5% 4/25/11 (b)	466	22
Series 2006-2 Class AIO, 6% 8/25/11 (b)	232	16
Series 2006-3:
Class A1, 0.2588% 9/25/19 (o)	251	249
Class AIO, 7.1% 1/25/12 (b)	371	43
Series 2006-4:
Class A1, 0.2588% 3/25/25 (o)	641	630
Class AIO, 6.35% 2/27/12 (b)	1,181	134
Class D, 1.3288% 5/25/32 (o)	2,225	63
Series 2007-1 Class AIO, 7.27% 4/25/12 (b)	1,587	222
Series 2007-2 Class AIO, 6.7% 7/25/12 (b)	1,351	196
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (o)	1,566	514
Series 2005-D Class M2, 0.6988% 2/25/36 (o)	857	92
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (o)	269	262
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (h)(o)	621	242
Series 2006-1A Class A, 1.6288% 3/20/11 (h)(o)	1,290	477
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (o)	125	119
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (o)	184	175
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (o)	585	162
Class M4, 1.6788% 9/25/34 (o)	750	105
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (o)	$ 2,624	$ 1,828
Class M3, 0.7888% 1/25/35 (o)	525	252
Class M4, 1.0588% 1/25/35 (o)	1,620	217
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (o)	1,920	26
Class M9, 2.1088% 5/25/35 (o)	1,838	4
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (h)(o)	3,609	3,575
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (h)	354	354
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (o)	390	14
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (o)	157	152
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (o)	6	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (o)	1,962	1,260
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (o)	96	2
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (o)	717	336
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (o)	391	370
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (h)(o)	1,068	993
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (o)	1,396	212
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)	655	0*
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (o)	87	20
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.4788% 11/25/37 (o)	8,721	7,871
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (o)	1,404	1,180
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	1,218	1,162
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (o)	3,836	3,822
Class B, 0.4519% 6/15/12 (o)	424	417
Class C, 0.7319% 6/15/12 (o)	254	249
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Swift Master Auto Receivables Trust: - continued
Series 2007-2 Class A, 0.8819% 10/15/12 (o)	$ 2,863	$ 2,850
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (o)	32	23
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (h)(o)	2,127	106
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	591	616
Series 2007-A Class A3, 5.28% 2/13/12	427	428
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (o)	4,027	3,974
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (h)	511	519
Series 2006-2A:
Class B, 5.29% 6/20/12 (h)	408	419
Class D, 5.54% 12/20/12 (h)	582	592
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)	974	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (o)	504	9
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (h)(o)	9,213	9,078
Series 2007-A2 Class A2, 0.2619% 5/15/14 (h)(o)	4,900	4,895
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)	8,635	8,868
Series 2007-A5A Class A5, 0.9819% 10/15/14 (h)(o)	1,190	1,191
Series 2007-C1 Class C1, 0.6319% 5/15/14 (h)(o)	5,706	5,698
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)	8	0*
Series 2006-2 Class A2, 0.3288% 7/25/36 (o)	94	93
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (h)(o)	1,964	236
TOTAL ASSET-BACKED SECURITIES (Cost $202,270)		208,118
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (h)(o)	1,568	627
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (o)	73	17
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Commercial Mortgage Trust Series 2007-2: - continued
Class C, 5.6986% 4/10/49 (o)	$ 194	$ 43
Class D, 5.6986% 4/10/49 (o)	97	18
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (o)	2,160	1,915
Series 2004-1 Class 2A2, 3.676% 10/25/34 (o)	2,315	2,019
Series 2004-A Class 2A2, 4.4789% 2/25/34 (o)	1,189	1,075
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (o)	157	132
Class 2A2, 4.5532% 3/25/34 (o)	1,349	1,184
Series 2004-D Class 2A2, 3.8658% 5/25/34 (o)	2,236	1,975
Series 2004-G Class 2A7, 3.9253% 8/25/34 (o)	1,977	1,741
Series 2004-H Class 2A1, 3.7605% 9/25/34 (o)	1,745	1,493
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (b)(h)(o)	41,313	3,185
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (o)	2,733	2,052
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (b)(h)(o)	4,528	58
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (o)	558	488
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (o)	4,358	4,015
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (o)	1,314	1,373
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (o)	1,487	1,368
Class A4, 3.0036% 8/25/34 (o)	1,240	1,138
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)	1,468	294
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (h)(o)	1,314	1,245
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (o)	28	28
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (o)	285	265
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (o)	239	232
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (o)	$ 54	$ 39
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (o)	1,860	1,686
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (h)(o)	3,771	3,612
Class C2, 0.7213% 10/18/54 (h)(o)	1,263	1,162
Class M2, 0.5013% 10/18/54 (h)(o)	2,165	1,979
Series 2007-1A Class C2, 0.8013% 10/18/54 (h)(o)	321	318
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (h)(o)	3,161	2,873
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (h)(o)	3,418	3,256
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (o)	206	72
Series 2006-1A Class C2, 0.8288% 12/20/54 (h)(o)	7,110	2,489
Series 2006-2 Class C1, 0.6988% 12/20/54 (o)	5,920	2,013
Series 2006-3 Class C2, 0.7288% 12/20/54 (o)	1,233	432
Series 2006-4:
Class B1, 0.3188% 12/20/54 (o)	4,556	3,098
Class C1, 0.6088% 12/20/54 (o)	2,785	975
Class M1, 0.3988% 12/20/54 (o)	1,198	743
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (o)	2,417	822
Class 1M1, 0.3788% 12/20/54 (o)	1,611	967
Class 2C1, 0.6588% 12/20/54 (o)	1,098	373
Class 2M1, 0.4788% 12/20/54 (o)	2,067	1,240
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (o)	2,864	1,002
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (o)	472	224
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (o)	770	630
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (o)	441	255
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (o)	236	77
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)	121	123
Class A3, 5.447% 6/12/47 (o)	2,492	2,509
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (o)	$ 2,355	$ 1,821
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (o)	2,250	2,164
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (o)	1,742	1,642
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (o)	3,071	2,789
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	591	596
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (h)(o)	426	193
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (o)	1,392	571
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (o)	545	3
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (o)	2,192	1,174
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (h)(o)	273	205
Class C, 0.4219% 6/15/22 (h)(o)	1,682	1,093
Class D, 0.4319% 6/15/22 (h)(o)	647	356
Class E, 0.4419% 6/15/22 (h)(o)	1,035	538
Class F, 0.4719% 6/15/22 (h)(o)	1,683	791
Class G, 0.5419% 6/15/22 (h)(o)	387	174
Class H, 0.5619% 6/15/22 (h)(o)	778	311
Class J, 0.6019% 6/15/22 (h)(o)	906	317
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.125% 8/25/34 (o)	1,983	1,732
Series 2005-A2 Class A7, 3.0982% 2/25/35 (o)	2,110	1,884
Series 2006-A6 Class A4, 3.6193% 10/25/33 (o)	1,699	1,484
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)	5,626	5,788
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (o)	2,978	2,294
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (o)	3,232	198
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (o)	2,452	2,380
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (o)	973	777
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (h)(o)	2,265	1,064
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2003-B:
Class B6, 3.0784% 7/10/35 (h)(o)	$ 482	$ 252
Series 2004-A:
Class B4, 1.4284% 2/10/36 (h)(o)	748	391
Class B5, 1.9284% 2/10/36 (h)(o)	499	266
Series 2004-B:
Class B4, 1.3284% 2/10/36 (h)(o)	592	302
Class B5, 1.7784% 2/10/36 (h)(o)	434	186
Class B6, 2.2284% 2/10/36 (h)(o)	154	48
Series 2004-C:
Class B4, 1.1784% 9/10/36 (h)(o)	774	359
Class B5, 1.5784% 9/10/36 (h)(o)	862	385
Class B6, 1.9784% 9/10/36 (h)(o)	160	57
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,202	1,030
Series 2004-SL3 Class A1, 7% 8/25/16	101	87
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (h)(o)	511	425
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	185	171
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (o)	47	24
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (h)(o)	83	71
Series 2003-15A Class 4A, 5.3948% 4/25/33 (o)	569	528
Series 2003-20 Class 1A1, 5.5% 7/25/33	565	565
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (o)	3,593	1,905
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3506% 7/25/36 (o)	13,831	13,450
Series 2006-5 Class A1, 0.3488% 6/25/36 (o)	5,878	5,690
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (o)	12	12
Series 2003-AR8 Class A, 2.8492% 8/25/33 (o)	1,028	941
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (o)	2,695	2,296
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.0947% 12/25/34 (o)	954	891
Series 2004-H Class A1, 4.5283% 6/25/34 (o)	2,065	2,030
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-W Class A9, 2.9948% 11/25/34 (o)	$ 4,976	$ 4,589
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (o)	753	715
Series 2005-AR12:
Class 2A5, 3.2077% 7/25/35 (o)	12,260	10,833
Class 2A6, 3.2077% 7/25/35 (o)	626	564
Series 2005-AR2 Class 2A2, 3.7412% 3/25/35 (o)	3,341	2,981
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (o)	1,141	997
TOTAL PRIVATE SPONSOR		146,329
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	1,636	1,639
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $119,479)		147,968
Commercial Mortgage Securities - 2.2%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (o)	1,537	1,641
Class A2, 7.1267% 2/14/43 (o)	966	1,049
Class A3, 7.1767% 2/14/43 (o)	1,043	1,132
Class PS1, 1.5186% 2/14/43 (b)(o)	4,629	166
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (o)	1,534	1,606
Series 2006-4 Class A1, 5.363% 7/10/46 (o)	632	644
Series 2006-5:
Class A1, 5.185% 9/10/47	812	823
Class A2, 5.317% 9/10/47	5,071	5,237
Class A3, 5.39% 9/10/47	1,832	1,875
Series 2006-6 Class A3, 5.369% 12/10/16	2,628	2,697
Series 2007-2 Class A1, 5.421% 4/10/49	499	516
Series 2007-4 Class A3, 5.8113% 2/10/51 (o)	1,310	1,341
Series 2006-6 Class E, 5.619% 10/10/45 (h)	759	109
Series 2007-3:
Class A3, 5.6579% 6/10/49 (o)	2,194	2,246
Class A4, 5.6579% 6/10/49 (o)	2,739	2,443
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	$ 150	$ 150
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	2,691
Series 2004-2:
Class A3, 4.05% 11/10/38	1,675	1,687
Class A4, 4.153% 11/10/38	1,666	1,635
Series 2004-4 Class A3, 4.128% 7/10/42	245	245
Series 2005-1 Class A3, 4.877% 11/10/42	2,808	2,807
Series 2006-1 Class A1, 5.219% 9/10/45 (o)	1,477	1,496
Series 2007-1 Class A2, 5.381% 1/15/49	3,695	3,810
Series 2001-3 Class H, 6.562% 4/11/37 (h)	735	735
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)	329	302
Class K, 6.15% 5/11/35 (h)	611	524
Series 2003-2 Class XP, 0.293% 3/11/41 (b)(h)(o)	16,244	43
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)	4,082	4,156
Series 2005-6 Class A3, 5.1785% 9/10/47 (o)	2,365	2,420
Series 2007-1 Class B, 5.543% 1/15/49	791	220
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (h)(o)	564	479
Class D, 0.5919% 3/15/22 (h)(o)	572	475
Class E, 0.6319% 3/15/22 (h)(o)	472	382
Class F, 0.7019% 3/15/22 (h)(o)	676	514
Class G, 0.7619% 3/15/22 (h)(o)	438	307
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (h)(o)	844	701
Class D, 0.4419% 10/15/19 (h)(o)	1,031	825
Class E, 0.4719% 10/15/19 (h)(o)	956	727
Class F, 0.5419% 10/15/19 (h)(o)	2,868	1,951
Class G, 0.5619% 10/15/19 (h)(o)	1,350	783
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (h)(o)	97	51
Series 2004-1:
Class A, 0.5888% 4/25/34 (h)(o)	1,656	1,275
Class B, 2.1288% 4/25/34 (h)(o)	186	85
Class M1, 0.7888% 4/25/34 (h)(o)	149	94
Class M2, 1.4288% 4/25/34 (h)(o)	137	73
Series 2004-2:
Class A, 0.6588% 8/25/34 (h)(o)	1,279	930
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-2:
Class M1, 0.8088% 8/25/34 (h)(o)	$ 220	$ 125
Series 2004-3:
Class A1, 0.5988% 1/25/35 (h)(o)	2,823	2,019
Class A2, 0.6488% 1/25/35 (h)(o)	405	255
Class M1, 0.7288% 1/25/35 (h)(o)	487	263
Class M2, 1.2288% 1/25/35 (h)(o)	232	107
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (h)(o)	2,087	1,407
Class M1, 0.6588% 8/25/35 (h)(o)	113	52
Class M2, 0.7088% 8/25/35 (h)(o)	187	80
Class M3, 0.7288% 8/25/35 (h)(o)	103	41
Class M4, 0.8388% 8/25/35 (h)(o)	95	35
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (h)(o)	831	585
Class A2, 0.6288% 11/25/35 (h)(o)	750	454
Class M1, 0.6688% 11/25/35 (h)(o)	98	45
Class M2, 0.7188% 11/25/35 (h)(o)	125	55
Class M3, 0.7388% 11/25/35 (h)(o)	112	46
Class M4, 0.8288% 11/25/35 (h)(o)	139	54
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (h)(o)	1,930	1,206
Class B1, 1.6288% 1/25/36 (h)(o)	167	52
Class M1, 0.6788% 1/25/36 (h)(o)	622	305
Class M2, 0.6988% 1/25/36 (h)(o)	187	86
Class M3, 0.7288% 1/25/36 (h)(o)	273	117
Class M4, 0.8388% 1/25/36 (h)(o)	151	57
Class M5, 0.8788% 1/25/36 (h)(o)	151	52
Class M6, 0.9288% 1/25/36 (h)(o)	160	51
Series 2006-1:
Class A2, 0.5888% 4/25/36 (h)(o)	294	173
Class M1, 0.6088% 4/25/36 (h)(o)	105	45
Class M2, 0.6288% 4/25/36 (h)(o)	111	44
Class M3, 0.6488% 4/25/36 (h)(o)	96	36
Class M4, 0.7488% 4/25/36 (h)(o)	54	19
Class M5, 0.7888% 4/25/36 (h)(o)	53	18
Class M6, 0.8688% 4/25/36 (h)(o)	105	33
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (h)(o)	4,532	3,092
Class A2, 0.5088% 7/25/36 (h)(o)	269	158
Class B1, 1.0988% 7/25/36 (h)(o)	101	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class B3, 2.9288% 7/25/36 (h)(o)	$ 152	$ 41
Class M1, 0.5388% 7/25/36 (h)(o)	283	122
Class M2, 0.5588% 7/25/36 (h)(o)	199	79
Class M3, 0.5788% 7/25/36 (h)(o)	165	62
Class M4, 0.6488% 7/25/36 (h)(o)	112	40
Class M5, 0.6988% 7/25/36 (h)(o)	137	46
Class M6, 0.7688% 7/25/36 (h)(o)	205	66
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (h)(o)	176	30
Class B2, 1.5788% 10/25/36 (h)(o)	127	19
Class B3, 2.8288% 10/25/36 (h)(o)	206	31
Class M4, 0.6588% 10/25/36 (h)(o)	194	51
Class M5, 0.7088% 10/25/36 (h)(o)	232	56
Class M6, 0.7888% 10/25/36 (h)(o)	455	91
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (h)(o)	991	667
Class A2, 0.4988% 12/25/36 (h)(o)	4,841	2,220
Class B1, 0.9288% 12/25/36 (h)(o)	155	37
Class B2, 1.4788% 12/25/36 (h)(o)	158	33
Class B3, 2.6788% 12/25/36 (h)(o)	268	49
Class M1, 0.5188% 12/25/36 (h)(o)	323	106
Class M2, 0.5388% 12/25/36 (h)(o)	215	65
Class M3, 0.5688% 12/25/36 (h)(o)	216	62
Class M4, 0.6288% 12/25/36 (h)(o)	261	71
Class M5, 0.6688% 12/25/36 (h)(o)	238	60
Class M6, 0.7488% 12/25/36 (h)(o)	215	50
Series 2007-1:
Class A2, 0.4988% 3/25/37 (h)(o)	1,010	596
Class B1, 0.8988% 3/25/37 (h)(o)	324	62
Class B2, 1.3788% 3/25/37 (h)(o)	233	37
Class B3, 3.5788% 3/25/37 (h)(o)	641	83
Class M1, 0.4988% 3/25/37 (h)(o)	283	112
Class M2, 0.5188% 3/25/37 (h)(o)	211	74
Class M3, 0.5488% 3/25/37 (h)(o)	188	58
Class M4, 0.5988% 3/25/37 (h)(o)	153	43
Class M5, 0.6488% 3/25/37 (h)(o)	236	59
Class M6, 0.7288% 3/25/37 (h)(o)	330	73
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (h)(o)	904	588
Class A2, 0.5488% 7/25/37 (h)(o)	848	398
Class B1, 1.8288% 7/25/37 (h)(o)	262	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class B2, 2.4788% 7/25/37 (h)(o)	$ 227	$ 38
Class B3, 3.5788% 7/25/37 (h)(o)	256	36
Class M1, 0.5988% 7/25/37 (h)(o)	297	104
Class M2, 0.6388% 7/25/37 (h)(o)	163	50
Class M3, 0.7188% 7/25/37 (h)(o)	164	43
Class M4, 0.8788% 7/25/37 (h)(o)	326	72
Class M5, 0.9788% 7/25/37 (h)(o)	287	57
Class M6, 1.2288% 7/25/37 (h)(o)	365	62
Series 2007-3:
Class A2, 0.5188% 7/25/37 (h)(o)	1,043	499
Class B1, 1.1788% 7/25/37 (h)(o)	232	50
Class B2, 1.8288% 7/25/37 (h)(o)	581	106
Class B3, 4.2288% 7/25/37 (h)(o)	309	47
Class M1, 0.5388% 7/25/37 (h)(o)	208	74
Class M2, 0.5688% 7/25/37 (h)(o)	221	73
Class M3, 0.5988% 7/25/37 (h)(o)	348	108
Class M4, 0.7288% 7/25/37 (h)(o)	548	151
Class M5, 0.8288% 7/25/37 (h)(o)	287	67
Class M6, 1.0288% 7/25/37 (h)(o)	218	56
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (h)(o)	339	37
Class B2, 3.6788% 9/25/37 (h)(o)	1,224	122
Class M1, 1.1788% 9/25/37 (h)(o)	326	75
Class M2, 1.2788% 9/25/37 (h)(o)	326	62
Class M4, 1.8288% 9/25/37 (h)(o)	826	124
Class M5, 1.9788% 9/25/37 (h)(o)	826	107
Class M6, 2.1788% 9/25/37 (h)(o)	829	99
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(h)	3,555	114
Series 2007-5A Class IO, 3.047% 10/25/37 (b)(h)(o)	7,846	785
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (h)(o)	884	486
Class H, 0.8819% 3/15/19 (h)(o)	595	285
Class J, 1.0819% 3/15/19 (h)(o)	447	192
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (h)(o)	653	327
Class E, 0.5319% 3/15/22 (h)(o)	3,391	1,594
Class F, 0.5819% 3/15/22 (h)(o)	2,081	895
Class G, 0.6319% 3/15/22 (h)(o)	534	214
Class H, 0.7819% 3/15/22 (h)(o)	653	235
Class J, 0.9319% 3/15/22 (h)(o)	653	183
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	640	655
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,433	1,472
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-PW14 Class A4, 5.201% 12/11/38	$ 1,698	$ 1,705
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)	1,352	1,386
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,599
Series 2007-PW16:
Class A4, 5.7189% 6/11/40 (o)	769	727
Class AAB, 5.7189% 6/11/40 (o)	6,290	6,455
Series 2007-PW17 Class A1, 5.282% 6/11/50	830	849
Series 2007-PW18:
Class A2, 5.613% 6/11/50	430	446
Class A4, 5.7% 6/11/50	5,820	5,528
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)	408	416
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (b)(h)(o)	10,186	81
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,853
Series 2006-PW14 Class X2, 0.653% 12/11/38 (b)(h)(o)	17,806	358
Series 2006-T22:
Class A1, 5.415% 4/12/38 (o)	173	175
Class A4, 5.4629% 4/12/38 (o)	164	173
Series 2007-PW15 Class A1, 5.016% 2/11/44	427	439
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (h)(o)	210	85
Class C, 5.7189% 6/11/40 (h)(o)	175	67
Class D, 5.7189% 6/11/40 (h)(o)	175	50
Series 2007-PW18 Class X2, 0.344% 6/11/50 (b)(h)(o)	122,743	1,723
Series 2007-T28:
Class A1, 5.422% 9/11/42	216	224
Class X2, 0.175% 9/11/42 (b)(h)(o)	61,386	529
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (h)(o)	1,102	728
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,544	1,601
Class XCL, 2.0744% 5/15/35 (b)(h)(o)	19,789	668
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	527	522
Class F, 7.734% 1/15/32	285	282
Series 2001-245 Class A2, 6.4842% 2/12/16 (h)(o)	1,336	1,387
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (h)(o)	$ 469	$ 331
Class G, 0.5631% 11/15/36 (h)(o)	586	373
Class H, 0.6031% 11/15/36 (h)(o)	468	276
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	9,222
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)	2,231	781
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)	2,161	2,234
Class A2, 5.7001% 12/10/49 (o)	1,600	1,665
Class A4, 5.7001% 12/10/49 (o)	2,972	2,829
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (o)	548	559
Series 2007-CD4:
Class A1, 4.977% 12/11/49	298	302
Class A2A, 5.237% 12/11/49	1,169	1,219
Class A4, 5.322% 12/11/49	1,949	1,763
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,253
Class C, 5.476% 12/11/49	2,474	619
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (o)	60	61
Series 2007-C3 Class A3, 5.8203% 5/15/46 (o)	1,314	1,327
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	986
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (h)(o)	2,943	2,296
Class C, 0.5019% 4/15/17 (h)(o)	1,057	761
Class D, 0.5419% 4/15/17 (h)(o)	1,043	678
Class E, 0.6019% 4/15/17 (h)(o)	332	199
Class F, 0.6419% 4/15/17 (h)(o)	188	100
Class G, 0.7819% 4/15/17 (h)(o)	188	85
Class H, 0.8519% 4/15/17 (h)(o)	188	60
Class J, 1.0819% 4/15/17 (h)(o)	144	36
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (h)(o)	1,359	1,250
Class D, 0.5719% 11/15/17 (h)(o)	71	63
Class E, 0.6219% 11/15/17 (h)(o)	251	213
Class F, 0.6819% 11/15/17 (h)(o)	277	216
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class G, 0.7319% 11/15/17 (h)(o)	$ 192	$ 128
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (h)(o)	1,872	1,441
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)	48	49
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,733
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (h)	2,221	2,183
Series 2007-C9 Class A4, 5.816% 12/10/49 (o)	2,907	2,822
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (b)(h)(o)	4,109	32
Series 2006-C8:
Class B, 5.44% 12/10/46	2,276	743
Class XP, 0.4838% 12/10/46 (b)(o)	21,898	311
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (o)	84	84
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	542	552
Class AJ, 5.373% 12/15/39	2,661	1,126
Series 2007-C2:
Class A1, 5.269% 1/15/49	85	87
Class A2, 5.448% 1/15/49 (o)	9,295	9,551
Class A3, 5.542% 1/15/49 (o)	2,628	2,193
Series 2007-C3:
Class A1, 5.664% 6/15/39 (o)	221	226
Class A4, 5.7225% 6/15/39 (o)	790	665
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,479	7,659
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (b)(o)	13,903	289
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)	1,189	997
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (h)(o)	4,688	1,500
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	178	178
Series 2001-CK6 Class B, 6.582% 8/15/36	1,314	1,386
Series 2002-CP5 Class A1, 4.106% 12/15/35	158	161
Series 2004-C1:
Class A3, 4.321% 1/15/37	393	399
Class A4, 4.75% 1/15/37	612	626
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 1998-C1 Class D, 7.17% 5/17/40	$ 254	$ 258
Series 1999-C1 Class E, 7.8926% 9/15/41 (o)	609	609
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (b)(o)	3,760	49
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (b)(h)(o)	12,102	270
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (b)(h)(o)	12,253	34
Series 2006-C1 Class A3, 5.5483% 2/15/39 (o)	6,938	7,093
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (h)(o)	497	298
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (h)(o)	2,047	1,023
0.5019% 2/15/22 (h)(o)	731	256
Class F, 0.5519% 2/15/22 (h)(o)	1,462	468
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	114	116
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (b)(o)	25,747	334
Class B, 5.487% 2/15/40 (h)(o)	2,009	211
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	730	730
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	468	449
Class G, 6.936% 3/15/33 (h)	865	794
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	7,963	6,872
Series 2001-1 Class X1, 1.0456% 5/15/33 (b)(h)(o)	13,465	135
Series 2004-C1 Class X2, 1.1162% 11/10/38 (b)(h)(o)	11,953	108
Series 2005-C1 Class B, 4.846% 6/10/48 (o)	375	199
Series 2007-C1 Class XP, 0.2074% 12/10/49 (b)(o)	32,342	220
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6546% 12/10/38 (b)(h)(o)	12,931	64
Series 2004-C3 Class X2, 0.6292% 12/10/41 (b)(o)	1,798	18
Series 2005-C1 Class X2, 0.6812% 5/10/43 (b)(o)	6,015	71
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (h)(o)	$ 494	$ 267
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	839	847
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,631	1,695
Class A2, 5.597% 12/10/49	2,628	2,678
Series 2007-GG9:
Class A1, 5.233% 3/10/39	123	124
Class A4, 5.444% 3/10/39	3,820	3,629
Series 2003-C1 Class XP, 2.0344% 7/5/35 (b)(h)(o)	7,810	42
Series 2003-C2 Class XP, 0.8642% 1/5/36 (b)(h)(o)	12,071	87
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (b)(h)(o)	25,274	363
Series 2006-GG7 Class A3, 5.883% 7/10/38 (o)	3,464	3,501
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (b)(h)	32,239	355
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (h)(o)	66	47
Class D, 0.5084% 6/6/20 (h)(o)	313	175
Class E, 0.5984% 6/6/20 (h)(o)	363	202
Class F, 0.6684% 6/6/20 (h)(o)	916	504
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (h)(o)	1,650	1,403
Class D, 0.5984% 3/6/20 (h)(o)	3,090	2,596
Class F, 0.7084% 3/6/20 (h)(o)	136	113
Class G, 0.7484% 3/6/20 (h)(o)	67	55
Class H, 0.8784% 3/6/20 (h)(o)	62	51
Class J, 1.0784% 3/6/20 (h)(o)	85	68
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (h)	2,064	2,176
Series 2004-GG2 Class A4, 4.964% 8/10/38	407	418
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (b)(h)(o)	25,783	395
Series 2006-GG6 Class A2, 5.506% 4/10/38	7,705	7,856
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,971	2,031
Series 2007-GG10:
Class A1, 5.69% 8/10/45	506	525
Class A2, 5.778% 8/10/45	626	651
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer: - continued
Class A4, 5.8051% 8/10/45 (o)	$ 11,472	$ 10,221
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9676% 1/15/38 (b)(h)(o)	2,940	28
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (b)(h)(o)	4,135	33
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4019% 11/15/18 (h)(o)	1,096	679
Class C, 0.4419% 11/15/18 (h)(o)	779	444
Class D, 0.4619% 11/15/18 (h)(o)	346	180
Class E, 0.5119% 11/15/18 (h)(o)	497	248
Class F, 0.5619% 11/15/18 (h)(o)	746	343
Class G, 0.5919% 11/15/18 (h)(o)	647	284
Class H, 0.7319% 11/15/18 (h)(o)	497	199
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (o)	3,908	3,978
Series 2006-CB15 Class A3, 5.819% 6/12/43 (o)	1,978	2,024
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,054	1,054
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	831
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (o)	624	637
Series 2007-CB19 Class A4, 5.746% 2/12/49 (o)	4,608	4,375
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (o)	3,689	3,840
Series 2007-LDP10 Class A1, 5.122% 1/15/49	110	112
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,616	3,300
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (o)	1,183	651
Series 2005-CB13 Class E, 5.3496% 1/12/43 (h)(o)	665	192
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,850	10,030
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	394
Series 2007-CB19:
Class B, 5.746% 2/12/49 (o)	112	37
Class C, 5.746% 2/12/49 (o)	294	92
Class D, 5.746% 2/12/49 (o)	309	91
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)	251	39
Class CS, 5.466% 1/15/49 (o)	108	11
Class ES, 5.5453% 1/15/49 (h)(o)	679	78
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (h)	542	541
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	$ 601	$ 620
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	252	261
Series 2001-C3 Class A1, 6.058% 6/15/20	51	51
Series 2006-C1:
Class A2, 5.084% 2/15/31	630	639
Class A4, 5.156% 2/15/31	499	510
Series 2006-C3 Class A1, 5.478% 3/15/39	76	77
Series 2006-C6:
Class A1, 5.23% 9/15/39	174	177
Class A2, 5.262% 9/15/39 (o)	2,293	2,356
Series 2006-C7:
Class A1, 5.279% 11/15/38	148	151
Class A2, 5.3% 11/15/38	1,445	1,488
Class A3, 5.347% 11/15/38	979	976
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)	200	204
Class A4, 5.424% 2/15/40	4,069	3,766
Series 2007-C2:
Class A1, 5.226% 2/15/40	154	157
Class A3, 5.43% 2/15/40	2,923	2,724
Series 2000-C5 Class E, 7.29% 12/15/32	92	92
Series 2001-C3 Class B, 6.512% 6/15/36	2,540	2,601
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,418
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (b)(h)(o)	5,513	13
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (b)(h)(o)	25,966	253
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)	402	405
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (b)(o)	4,430	64
Series 2006-C3 Class A3 5.689% 3/15/32	730	756
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (b)(o)	7,469	146
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)	2,891	772
Class D, 5.563% 2/15/40 (o)	526	131
Class E, 5.582% 2/15/40 (o)	263	57
Class XCP, 0.4741% 2/15/40 (b)(o)	3,002	41
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)	1,642	1,519
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,297	4,091
Class XCP, 0.2983% 9/15/45 (b)(o)	105,736	1,195
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (h)	$ 376	$ 382
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (h)	1,989	1,750
Class C, 4.13% 11/20/37 (h)	5,669	4,705
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (h)(o)	421	302
Class E, 0.5219% 9/15/21 (h)(o)	1,518	1,050
Class F, 0.5719% 9/15/21 (h)(o)	1,255	744
Class G, 0.5919% 9/15/21 (h)(o)	2,478	1,101
Class H, 0.6319% 9/15/21 (h)(o)	639	222
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,471
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	246	247
Series 2007-C1 Class A1, 4.533% 6/12/50	566	576
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (o)	2,158	2,199
Series 2005-LC1 Class F, 5.3781% 1/12/44 (h)(o)	1,143	350
Series 2006-C1 Class A2, 5.6114% 5/12/39 (o)	1,853	1,902
Series 2007-C1 Class A4, 5.8284% 6/12/50 (o)	4,974	4,594
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	2,577
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (o)	612	571
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,398	1,435
Series 2006-4 Class ASB, 5.133% 12/12/49 (o)	1,129	1,148
Series 2007-5:
Class A1, 4.275% 8/12/48	78	79
Class A3, 5.364% 8/12/48	512	501
Class A4, 5.378% 8/12/48	53	44
Class B, 5.479% 2/12/17	3,942	266
Series 2007-6:
Class A1, 5.175% 3/12/51	94	96
Class A4, 5.485% 3/12/51 (o)	10,897	9,231
Series 2007-7 Class A4, 5.747% 6/12/50 (o)	4,599	4,047
Series 2007-8 Class A1, 4.622% 8/12/49	396	405
Series 2006-2 Class A4, 5.9102% 6/12/46 (o)	798	824
Series 2006-4 Class XP, 0.6256% 12/12/49 (b)(o)	30,160	618
Series 2007-6 Class B, 5.635% 3/12/51 (o)	1,314	347
Series 2007-7 Class B, 5.75% 6/12/50	114	17
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-8 Class A3, 5.9573% 8/12/49 (o)	$ 1,133	$ 1,056
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (h)(o)	27	22
Series 2006-XLF:
Class C, 1.429% 7/15/19 (h)(o)	903	124
Class F, 0.549% 7/15/19 (h)(o)	1,265	911
Class G, 0.589% 7/15/19 (h)(o)	719	410
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (h)(o)	2,891	1,149
Series 2007-XLCA Class B, 0.7288% 7/17/17 (h)(o)	2,413	48
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (h)(o)	754	264
Class D, 0.419% 10/15/20 (h)(o)	732	183
Class E, 0.479% 10/15/20 (h)(o)	916	137
Class F, 0.529% 10/15/20 (h)(o)	550	55
Class G, 0.4719% 10/15/20 (h)(o)	680	54
Class H, 0.659% 10/15/20 (h)(o)	428	21
Class J, 0.809% 10/15/20 (h)(o)	488	15
Class MHRO, 0.9219% 10/15/20 (h)(o)	541	69
Class MJPM, 1.2319% 10/15/20 (h)(o)	165	18
Class MSTR, 0.9319% 10/15/20 (h)(o)	308	49
Class NHRO, 1.119% 10/15/20 (h)(o)	819	96
Class NSTR, 1.079% 10/15/20 (h)(o)	284	39
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (b)(h)(o)	4,046	51
Series 2004-HQ3 Class A2, 4.05% 1/13/41	355	357
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,951	1,947
Series 2006-HQ10 Class A1, 5.131% 11/12/41	348	356
Series 2006-HQ8 Class A1, 5.124% 3/12/44	8	8
Series 2006-T23 Class A1, 5.682% 8/12/41	973	1,002
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	355	364
Class A31, 5.439% 2/12/44 (o)	666	666
Series 2007-IQ13 Class A1, 5.05% 3/15/44	371	381
Series 2007-IQ14 Class A1, 5.38% 4/15/49	914	939
Series 2007-T25:
Class A1, 5.391% 11/12/49	296	306
Class A2, 5.507% 11/12/49	1,292	1,345
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (b)(h)(o)	$ 8,502	$ 88
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (b)(h)(o)	15,442	291
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (b)(h)(o)	10,222	140
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (o)	2,038	2,099
Series 2006-HQ9 Class B, 5.832% 7/12/44 (o)	1,950	790
Series 2006-IQ11:
Class A3, 5.7351% 10/15/42 (o)	2,181	2,285
Class A4, 5.7711% 10/15/42 (o)	394	410
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,314	509
Series 2006-T23 Class A3, 5.8074% 8/12/41 (o)	671	700
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)	2,383	846
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (o)	645	671
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)	1,971	1,741
Class AAB, 5.654% 4/15/49	3,520	3,554
Class B, 5.7311% 4/15/49 (o)	323	103
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (h)(o)	3,251	171
Class D, 0.929% 7/17/17 (h)(o)	1,529	80
Class E, 1.029% 7/17/17 (h)(o)	1,242	65
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	22	23
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	1,947	1,970
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	174	182
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)	1,117	1,154
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (h)(o)	1,401	1,398
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (h)(o)	1,791	847
Class F, 0.5731% 8/11/18 (h)(o)	2,061	884
Class G, 0.5931% 8/11/18 (h)(o)	1,953	804
Class J, 0.8331% 8/11/18 (h)(o)	434	109
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (h)(o)	142	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP2, 1.0319% 6/15/20 (h)(o)	$ 237	$ 71
Class F, 0.7119% 6/15/20 (h)(o)	4,581	825
Class LXR1, 0.9319% 6/15/20 (h)(o)	162	65
Class LXR2, 1.0319% 6/15/20 (h)(o)	3,121	936
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	400	404
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	2,606	2,633
Series 2003-C8 Class A3, 4.445% 11/15/35	5,722	5,774
Series 2006-C27 Class A2, 5.624% 7/15/45	1,174	1,213
Series 2006-C29:
Class A1, 5.11% 11/15/48	910	928
Class A3, 5.313% 11/15/48	3,490	3,556
Series 2007-C30:
Class A1, 5.031% 12/15/43	154	157
Class A3, 5.246% 12/15/43	1,128	1,114
Class A4, 5.305% 12/15/43	386	363
Class A5, 5.342% 12/15/43	1,406	1,169
Series 2007-C31:
Class A1, 5.14% 4/15/47	188	191
Class A4, 5.509% 4/15/47	2,970	2,530
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (o)	4,582	4,740
Class A3, 5.7403% 6/15/49 (o)	2,231	1,988
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(o)	624	461
Series 2003-C8 Class XP, 0.3153% 11/15/35 (b)(h)(o)	5,614	16
Series 2003-C9 Class XP, 0.4734% 12/15/35 (b)(h)(o)	6,278	24
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (h)(o)	1,010	859
Class 180B, 5.5782% 10/15/41 (h)(o)	460	368
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	771
Series 2005-C22:
Class B, 5.3602% 12/15/44 (o)	2,914	1,372
Class F, 5.3602% 12/15/44 (h)(o)	2,191	496
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)	7,210	7,145
Series 2006-C29 Class E, 5.516% 11/15/48 (o)	1,314	279
Series 2007-C30:
Class C, 5.483% 12/15/43 (o)	3,942	864
Class D, 5.513% 12/15/43 (o)	2,102	370
Class XP, 0.434% 12/15/43 (b)(h)(o)	15,623	227
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6929% 4/15/47 (o)	$ 361	$ 68
Series 2007-C31A Class A2, 5.421% 4/15/47	8,470	8,752
Series 2007-C32:
Class D, 5.7403% 6/15/49 (o)	987	171
Class E, 5.7403% 6/15/49 (o)	1,556	241
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (o)	870	728
Series 2007-C33 Class B, 5.9013% 2/15/51 (o)	2,209	617
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $392,892)		447,273
Municipal Securities - 0.1%

California Gen. Oblig.:
7.5% 4/1/34	4,700	4,598
7.55% 4/1/39	6,151	6,010
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	5,980	6,104
TOTAL MUNICIPAL SECURITIES (Cost $16,971)		16,712
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,624)	2,462	2,699
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $178)	196	208
Bank Notes - 0.0%

National City Bank, Cleveland 0.3556% 3/1/13 (o) (Cost $665)	790	766
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (o)	$ 851	$ 675
MUFG Capital Finance 1 Ltd. 6.346% (o)	3,342	3,286
		3,961
TOTAL PREFERRED SECURITIES (Cost $2,517)		3,961
Fixed-Income Funds - 14.3%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (p)	7,072,578	747,996
Fidelity High Income Central Fund 2 (p)	3,949,022	408,329
Fidelity Mortgage Backed Securities Central Fund (p)	16,664,488	1,721,108
TOTAL FIXED-INCOME FUNDS (Cost $2,757,848)		2,877,433
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.16% (q)	1,426,461,121	1,426,461
Fidelity Securities Lending Cash Central Fund, 0.17% (c)(q)	39,371,090	39,371
TOTAL MONEY MARKET FUNDS (Cost $1,465,832)		1,465,832
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.1%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $37)	$ 37	37
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $18,733,177)		20,256,252
NET OTHER ASSETS - (0.7)%		(136,241)
NET ASSETS - 100%		$ 20,120,011
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,732 CME E-mini S&P 500 Index Contracts	March 2010
TOTAL EQUITY INDEX CONTRACTS		$ 150,724	$ 1,052

The face value of futures purchased as a percentage of net assets - 0.7%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,215,000) (n)

	Sept. 2037	$ 14,167	$ (13,600)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (n)	Sept. 2037	11,537	(11,075)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $407,000) (n)	Sept. 2037	1,527	(1,466)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (n)	Sept. 2037	11,537	(11,075)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,882,000) (n)

	Sept. 2037	$ 11,113	$ (10,668)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,559,000) (n)	Sept. 2037	9,755	(9,365)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (m)	Dec. 2034	613	(598)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (m)	Oct. 2034	1,026	(1,007)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (m)	Oct. 2034	1,026	(1,006)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (m)	June 2035	806	(768)
TOTAL CREDIT DEFAULT SWAPS		63,107	(60,628)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.79% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2012	$ 440,000	$ 7,870
Receive semi-annually a fixed rate equal to 1.9725% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	230,000	4,844
Receive semi-annually a fixed rate equal to 2.0015% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	220,000	4,768
Receive semi-annually a fixed rate equal to 2.692% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2014	210,000	5,231
Receive semi-annually a fixed rate equal to 3.0975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2014	140,000	4,730
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	120,000	19,261
TOTAL INTEREST RATE SWAPS		1,360,000	46,704
		$ 1,423,107	$ (13,924)
Legend
(a) Non-income producing

(b) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $470,160,000 or 2.3% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,997,000.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $36,342,000.

(m) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(q) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,981,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
East West Bancorp, Inc.	11/6/09	$ 3,995
East West Bancorp, Inc. Series C	11/6/09	$ 7,630
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$37,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 18
Banc of America Securities LLC	3
Bank of America, NA	6
Citigroup Global Markets, Inc.	1
Credit Suisse Securities (USA) LLC	2
RBS Securities, Inc.	1
J.P. Morgan Securities, Inc.	2
Mizuho Securities USA, Inc.	2
RBC Capital Markets Corp.	2
$ 37
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,254
Fidelity Corporate Bond 1-10 Year Central Fund	19,408
Fidelity High Income Central Fund 2	16,118
Fidelity Mortgage Backed Securities Central Fund	34,549
Fidelity Securities Lending Cash Central Fund	325
Total	$ 71,654
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 718,362	$ -	$ -	$ 747,996	31.1%
Fidelity High Income Central Fund 2	381,730	118,176	126,737	408,329	81.4%
Fidelity Mortgage Backed Securities Central Fund	1,664,079	34,548	-	1,721,108	21.9%
Total	$ 2,764,171	$ 152,724	$ 126,737	$ 2,877,433
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ellora Energy, Inc.	$ 9,717	$ -	$ -	$ -	$ 11,631
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,141,078	$ 1,141,078	$ -	$ -
Consumer Staples	1,363,259	1,363,259	-	-
Energy	1,302,669	1,278,938	12,100	11,631
Financials	1,896,647	1,852,946	43,701	-
Health Care	1,431,111	1,431,111	-	-
Industrials	1,229,348	1,229,348	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 2,201,765	$ 2,201,765	$ -	$ -
Materials	401,658	401,658	-	-
Telecommunication Services	357,492	357,492	-	-
Utilities	415,057	415,057	-	-
Corporate Bonds	1,522,541	-	1,522,541	-
U.S. Government and Government Agency Obligations	1,494,560	-	1,494,560	-
U.S. Government Agency - Mortgage Securities	328,060	-	328,060	-
Asset-Backed Securities	208,118	-	183,140	24,978
Collateralized Mortgage Obligations	147,968	-	137,164	10,804
Commercial Mortgage Securities	447,273	-	408,707	38,566
Municipal Securities	16,712	-	16,712	-
Foreign Government and Government Agency Obligations	2,699	-	2,699	-
Supranational Obligations	208	-	208	-
Bank Notes	766	-	766	-
Preferred Securities	3,961	-	3,961	-
Fixed-Income Funds	2,877,433	2,877,433	-	-
Money Market Funds	1,465,832	1,465,832	-	-
Cash Equivalents	37	-	37	-
Total Investments in Securities:	$ 20,256,252	$ 16,015,917	$ 4,154,356	$ 85,979
Derivative Instruments:
Assets
Futures Contracts	$ 1,052	$ 1,052	$ -	$ -
Swap Agreements	46,704	-	46,704	-
Total Assets	$ 47,756	$ 1,052	$ 46,704	$ -
Liabilities
Swap Agreements	$ (60,628)	$ -	$ -	$ (60,628)
Total Derivative Instruments:	$ (12,872)	$ 1,052	$ 46,704	$ (60,628)
Other Financial Instruments
Forward Commitments	$ 47	$ -	$ 47	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 97,049
Total Realized Gain (Loss)	1,646
Total Unrealized Gain (Loss)	22,059
Cost of Purchases	205
Proceeds of Sales	(10,681)
Amortization/Accretion	1,599
Transfers in/out of Level 3	(25,898)
Ending Balance	$ 85,979
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 9,751
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (4,273)
Total Unrealized Gain (Loss)	11,035
Transfers in/out of Level 3	(67,390)
Ending Balance	$ (60,628)
Realized gain (loss) on Swap Agreements for the period	$ (7,875)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 11,035

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (60,628)
Equity Risk
Futures Contracts (a)	1,052	-
Interest Rate Risk
Swap Agreements (b)	46,704	-
Total Value of Derivatives	$ 47,756	$ (60,628)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	19.5%
AAA,AA,A	9.2%
BBB	5.2%
BB	0.9%
B	1.3%
CCC,CC,C	0.4%
D	0.0% *
Not Rated	0.0% *
Equities	59.1%
Short-Term Investments and Net Other Assets	4.4%
100.0%
* Amounts represent less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.6%
United Kingdom	2.1%
Canada	1.2%
Netherlands	1.0%
Others (individually less than 1%)	6.1%
100.0%
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $1,905,192,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $1,689,160,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,757 and repurchase agreements of $37) - See accompanying schedule: Unaffiliated issuers (cost $14,491,141)	$ 15,901,356
Fidelity Central Funds (cost $4,223,680)	4,343,265
Other affiliated issuers (cost $18,356)	11,631
Total Investments (cost $18,733,177)		$ 20,256,252
Commitment to sell securities on a delayed delivery basis	(43,743)
Receivable for securities sold on a delayed delivery basis	43,790	47
Receivable for investments sold, regular delivery		157,891
Receivable for swap agreements		17
Receivable for fund shares sold		15,707
Dividends receivable		25,702
Interest receivable		31,961
Distributions receivable from Fidelity Central Funds		460
Receivable for daily variation on futures contracts		150
Unrealized appreciation on swap agreements		46,704
Prepaid expenses		62
Other receivables		1,099
Total assets		20,536,052

Liabilities
Payable to custodian bank	$ 318
Payable for investments purchased Regular delivery	178,450
Delayed delivery	108,317
Payable for swap agreements	738
Payable for fund shares redeemed	15,646
Unrealized depreciation on swap agreements	60,628
Accrued management fee	6,777
Other affiliated payables	3,241
Other payables and accrued expenses	2,555
Collateral on securities loaned, at value	39,371
Total liabilities		416,041

Net Assets		$ 20,120,011
Net Assets consist of:
Paid in capital		$ 22,097,111
Undistributed net investment income		87,109
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,580,406)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,516,197
Net Assets		$ 20,120,011

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Balanced: Net Asset Value, offering price and redemption price per share ($17,794,470 ÷ 1,087,875 shares)	$ 16.36

Class K: Net Asset Value, offering price and redemption price per share ($2,325,541 ÷ 142,160 shares)	$ 16.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 93,447
Interest		111,442
Income from Fidelity Central Funds		71,654
Total income		276,543

Expenses
Management fee	$ 40,922
Transfer agent fees	18,712
Accounting and security lending fees	1,001
Custodian fees and expenses	287
Independent trustees' compensation	60
Registration fees	101
Audit	103
Legal	92
Interest	1
Miscellaneous	176
Total expenses before reductions	61,455
Expense reductions	(1,598)	59,857
Net investment income (loss)		216,686
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	566,283
Fidelity Central Funds	(2,970)
Foreign currency transactions	(1,126)
Futures contracts	8,692
Swap agreements	(69)
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		570,813
Change in net unrealized appreciation (depreciation) on: Investment securities	636,514
Assets and liabilities in foreign currencies	3
Futures contracts	(6,334)
Swap agreements	30,249
Delayed delivery commitments	4,860
Total change in net unrealized appreciation (depreciation)		665,292
Net gain (loss)		1,236,105
Net increase (decrease) in net assets resulting from operations		$ 1,452,791

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 216,686	$ 498,831
Net realized gain (loss)	570,813	(4,149,235)
Change in net unrealized appreciation (depreciation)	665,292	483,773
Net increase (decrease) in net assets resulting from operations	1,452,791	(3,166,631)
Distributions to shareholders from net investment income	(246,251)	(489,550)
Distributions to shareholders from net realized gain	(12,403)	(41,988)
Total distributions	(258,654)	(531,538)
Share transactions - net increase (decrease)	(312,696)	(2,443,125)
Total increase (decrease) in net assets	881,441	(6,141,294)

Net Assets
Beginning of period	19,238,570	25,379,864
End of period (including undistributed net investment income of $87,109 and undistributed net investment income of $116,674, respectively)	$ 20,120,011	$ 19,238,570

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2006 I	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.17	.38	.42	.44	.04	.36	.29
Net realized and unrealized gain (loss)	1.00	(2.29)	(1.76)	2.13	.36	1.01	2.60
Total from investment operations	1.17	(1.91)	(1.34)	2.57	.40	1.37	2.89
Distributions from net investment income	(.20)	(.37)	(.43)	(.43)	-	(.31)	(.29)
Distributions from net realized gain	(.01)	(.03)	(1.18)	(1.04)	-	(.63)	(.44)
Total distributions	(.21)	(.40)	(1.61)	(1.47)	-	(.94)	(.73)
Net asset value, end of period	$ 16.36	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73
Total Return B, C	7.63%	(10.48)%	(7.28)%	13.96%	2.09%	7.54%	18.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.63% A	.68%	.61%	.61%	.64% A	.64%	.65%
Expenses net of fee waivers, if any	.63% A	.68%	.61%	.61%	.64% A	.64%	.65%
Expenses net of all reductions	.61% A	.68%	.61%	.60%	.63% A	.63%	.64%
Net investment income (loss)	2.15% A	2.78%	2.22%	2.20%	2.35% A	1.90%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 17,794	$ 17,225	$ 25,363	$ 26,191	$ 20,350	$ 19,800	$ 14,610
Portfolio turnover rate F	116% A	198% J	73% J	89% J	65% A	61%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I For the period ended July 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.18	.40	.12
Net realized and unrealized gain (loss)	1.00	(2.29)	(1.41)
Total from investment operations	1.18	(1.89)	(1.29)
Distributions from net investment income	(.21)	(.40)	(.11)
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.22)	(.43)	(.11)
Net asset value, end of period	$ 16.36	$ 15.40	$ 17.72
Total Return B, C	7.71%	(10.33)%	(6.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.50%	.48% A
Expenses net of fee waivers, if any	.48% A	.50%	.48% A
Expenses net of all reductions	.47% A	.50%	.48% A
Net investment income (loss)	2.29% A	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,326	$ 2,014	$ 17
Portfolio turnover rate F	116% A	198% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be

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3. Significant Accounting Policies - continued

Security Valuation - continued

predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. Investments in open-end mutual funds, including the Fidelity Fixed Income and Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,737,385
Gross unrealized depreciation	(566,445)
Net unrealized appreciation (depreciation)	$ 1,170,940

Tax cost	$ 19,085,312

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily

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4. Operating Policies - continued

Repurchase Agreements - continued

basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss).

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5. Investments in Derivative Instruments - continued

Futures Contracts - continued

Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

protection amounted to $63,107 representing 0.3% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(60,628). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $36,342. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $63,107 less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (7,875)	$ 8,599
Equity Risk
Futures Contracts	8,692	(6,334)
Interest Rate Risk
Swap Agreements	7,806	21,650
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 8,623	$ 23,915

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $8,692 for futures contracts and $(69) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(6,334) for futures contracts and $30,249 for swap agreements.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $8,596,550 and $9,243,808, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Balanced	$ 18,110.20
Class K	602.06
	$ 18,712

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $84 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $39 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net Income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $18. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $325.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $52. The weighted average interest rate was .62%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,597 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Balanced	$ 218,352	$ 462,638
Class K	27,899	26,912
Total	$ 246,251	$ 489,550
From net realized gain
Balanced	$ 11,043	$ 41,697
Class K	1,360	291
Total	$ 12,403	$ 41,988

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Balanced
Shares sold	68,873	186,943	$ 1,112,157	$ 2,575,200
Conversion to Class K A	-	(137,572)	-	(1,830,281)
Reinvestment of distributions	14,109	35,595	223,586	492,467
Shares redeemed	(113,526)	(398,474)	(1,833,250)	(5,418,815)
Net increase (decrease)	(30,544)	(313,508)	$ (497,507)	$ (4,181,429)
Class K
Shares sold	25,423	17,542	$ 412,646	$ 236,617
Conversion from Balanced A	-	137,546	-	1,830,281
Reinvestment of distributions	1,846	2,041	29,259	27,203
Shares redeemed	(15,850)	(27,356)	(257,094)	(355,797)
Net increase (decrease)	11,419	129,773	$ 184,811	$ 1,738,304

A Conversion transactions for Class K and Balanced are presented for the period September 1, 2008 through August 31, 2009.

Semiannual Report

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

BAL-USAN-0410
1.789281.106

Fidelity®
Balanced
Fund -
Class K

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Balanced	.63%
Actual		$ 1,000.00	$ 1,076.30	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Class K	.48%
Actual		$ 1,000.00	$ 1,077.10	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	1.8	1.2
JPMorgan Chase & Co.	1.6	1.7
Procter & Gamble Co.	1.2	0.9
Wells Fargo & Co.	1.0	1.0
Pfizer, Inc.	1.0	1.0
	6.6
Top Five Bond Issuers as of February 28, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	7.8	12.1
U.S. Treasury Obligations	7.5	6.4
Government National Mortgage Association	2.0	2.7
Freddie Mac	1.6	2.1
Citigroup, Inc.	0.5	0.5
	19.4
Top Five Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.8	14.2
Information Technology	11.3	11.1
Energy	8.1	8.0
Consumer Staples	7.5	7.7
Health Care	7.3	8.3
Asset Allocation (% of fund's net assets)
As of February 28, 2010 *	As of August 31, 2009 **
Stocks and Equity Futures 59.0%	Stocks and Equity Futures 59.2%
Bonds 43.2%	Bonds 45.3%
Convertible Securities 0.1%	Convertible Securities 0.3%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets† (2.6)%	Short-Term Investments and Net Other Assets† (5.1)%

* Foreign investments	10.4%	** Foreign investments	12.3%
† Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.3%
BorgWarner, Inc.	364,900	$ 13,669
Johnson Controls, Inc.	1,428,600	44,429
TRW Automotive Holdings Corp. (a)	297,569	7,996
		66,094
Automobiles - 0.4%
Ford Motor Co. (a)	4,333,868	50,880
Harley-Davidson, Inc.	831,900	20,473
		71,353
Distributors - 0.1%
Li & Fung Ltd.	2,715,000	12,627
Diversified Consumer Services - 0.1%
Educomp Solutions Ltd.	1,467,394	21,353
Hotels, Restaurants & Leisure - 0.2%
Las Vegas Sands Corp. (a)(f)	694,000	11,541
Royal Caribbean Cruises Ltd. (a)(f)	507,300	14,341
Starwood Hotels & Resorts Worldwide, Inc.	642,000	24,845
		50,727
Household Durables - 0.3%
Black & Decker Corp.	194,500	14,095
D.R. Horton, Inc.	986,800	12,197
M.D.C. Holdings, Inc.	367,961	12,592
Newell Rubbermaid, Inc.	1,061,700	14,598
		53,482
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	306,700	36,313
Expedia, Inc.	738,600	16,426
		52,739
Leisure Equipment & Products - 0.0%
Brunswick Corp.	485,453	5,602
Media - 1.9%
Central European Media Enterprises Ltd. Class A (a)(f)	64,369	1,736
Comcast Corp. Class A	3,573,752	58,752
DIRECTV (a)	1,454,100	49,221
Discovery Communications, Inc. (a)	374,074	11,652
DISH Network Corp. Class A	853,561	17,046
DreamWorks Animation SKG, Inc. Class A (a)	252,516	10,974
Liberty Global, Inc. Class A (a)	523,707	14,077
McGraw-Hill Companies, Inc.	935,196	31,984
The Walt Disney Co.	3,185,100	99,503
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	893,906	$ 41,736
Viacom, Inc. Class B (non-vtg.) (a)	1,661,540	49,265
		385,946
Multiline Retail - 0.3%
Target Corp.	1,344,825	69,285
Specialty Retail - 1.6%
Best Buy Co., Inc.	1,615,003	58,948
Home Depot, Inc.	2,929,800	91,410
Indigo Books & Music, Inc.	172,400	2,864
Inditex SA	268,027	15,805
Lowe's Companies, Inc.	2,927,300	69,406
Ross Stores, Inc.	292,121	14,288
Sally Beauty Holdings, Inc. (a)	1,423,879	11,662
Tiffany & Co., Inc.	297,800	13,219
TJX Companies, Inc.	961,900	40,044
Urban Outfitters, Inc. (a)	364,500	11,741
		329,387
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton	101,046	10,951
Ports Design Ltd.	2,973,500	7,332
		18,283
TOTAL CONSUMER DISCRETIONARY		1,136,878
CONSUMER STAPLES - 6.8%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	634,167	31,739
Coca-Cola Enterprises, Inc.	854,556	21,834
Coca-Cola FEMSA SAB de CV sponsored ADR	111,425	7,155
Coca-Cola Icecek AS	404,800	3,769
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	72,706	7,049
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,326,671	34,993
Diageo PLC sponsored ADR	241,693	15,778
Dr Pepper Snapple Group, Inc.	661,440	21,001
Embotelladora Andina SA sponsored ADR (f)	348,016	6,828
Molson Coors Brewing Co. Class B	1,051,666	42,466
PepsiCo, Inc.	1,309,577	81,809
The Coca-Cola Co.	2,152,905	113,501
		387,922
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.7%
BJ's Wholesale Club, Inc. (a)	555,921	$ 20,108
CVS Caremark Corp.	2,691,431	90,836
Kroger Co.	856,909	18,938
Safeway, Inc.	1,863,499	46,438
Wal-Mart Stores, Inc.	1,398,560	75,620
Walgreen Co.	2,434,604	85,795
		337,735
Food Products - 0.7%
Archer Daniels Midland Co.	775,500	22,769
Ausnutria Dairy Hunan Co. Ltd. Class H	4,693,000	3,343
Bunge Ltd.	57,043	3,399
Dean Foods Co. (a)	1,818,082	26,526
Green Mountain Coffee Roasters, Inc. (a)(f)	170,144	14,358
Nestle SA (Reg.)	735,177	36,574
Unilever NV (NY Shares)	919,161	27,658
Viterra, Inc. (a)	371,500	3,432
		138,059
Household Products - 1.4%
Colgate-Palmolive Co.	211,056	17,505
Energizer Holdings, Inc. (a)	355,569	20,605
Procter & Gamble Co.	3,809,167	241,044
		279,154
Personal Products - 0.3%
Avon Products, Inc.	1,671,372	50,877
Tobacco - 0.8%
Altria Group, Inc.	2,418,909	48,668
British American Tobacco PLC sponsored ADR	1,024,634	69,573
Philip Morris International, Inc.	975,472	47,779
Souza Cruz Industria Comerico	102,100	3,492
		169,512
TOTAL CONSUMER STAPLES		1,363,259
ENERGY - 6.5%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	1,171,069	56,118
BJ Services Co.	617,900	13,501
Ensco International Ltd. ADR	573,500	25,331
Exterran Holdings, Inc. (a)	557,670	12,687
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	1,345,300	$ 40,561
Helmerich & Payne, Inc.	145,405	5,892
Nabors Industries Ltd. (a)	407,044	8,971
National Oilwell Varco, Inc.	447,097	19,435
Noble Corp.	126,100	5,329
Pride International, Inc. (a)	1,206,113	33,747
Saipem SpA	690,391	22,832
Schlumberger Ltd.	53,400	3,263
Smith International, Inc.	618,640	25,358
Transocean Ltd. (a)	340,600	27,187
Weatherford International Ltd. (a)	2,068,354	34,521
		334,733
Oil, Gas & Consumable Fuels - 4.8%
Alpha Natural Resources, Inc. (a)	181,600	8,355
Anadarko Petroleum Corp.	495,466	34,747
Arch Coal, Inc.	1,177,812	26,489
Arena Resources, Inc. (a)	173,817	7,201
BG Group PLC	3,126,109	54,589
BP PLC	887,600	7,822
Cabot Oil & Gas Corp.	205,900	8,265
Canadian Natural Resources Ltd.	127,100	8,562
Chesapeake Energy Corp.	1,024,648	27,225
Chevron Corp.	2,275,851	164,544
China Shenhua Energy Co. Ltd. (H Shares)	1,166,000	5,017
Concho Resources, Inc. (a)	602,168	27,971
Denbury Resources, Inc. (a)	1,845,222	25,981
Ellora Energy, Inc. (a)(g)(h)	1,529,700	11,631
EXCO Resources, Inc.	347,187	6,565
Frontier Oil Corp.	1,035,170	12,826
InterOil Corp. (a)	110,700	6,953
Marathon Oil Corp.	1,082,864	31,349
Occidental Petroleum Corp.	663,368	52,970
Peabody Energy Corp.	149,600	6,877
Petrobank Energy & Resources Ltd. (a)	484,000	25,045
Petrohawk Energy Corp. (a)	1,783,474	38,166
Plains Exploration & Production Co. (a)	891,864	29,262
Range Resources Corp.	197,267	9,984
Royal Dutch Shell PLC Class B ADR	2,167,400	114,049
Southwestern Energy Co. (a)	1,059,491	45,081
Suncor Energy, Inc.	1,922,692	55,566
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Talisman Energy, Inc.	1,394,500	$ 25,485
Ultra Petroleum Corp. (a)	337,552	15,436
Whiting Petroleum Corp. (a)	389,806	29,177
Williams Companies, Inc.	320,400	6,901
XTO Energy, Inc.	734,500	33,567
		963,658
TOTAL ENERGY		1,298,391
FINANCIALS - 9.4%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	777,118	31,108
Bank of New York Mellon Corp.	2,119,104	60,437
Broadpoint Gleacher Securities Group, Inc. (a)	1,404,163	5,631
Charles Schwab Corp.	456,300	8,355
Evercore Partners, Inc. Class A	132,000	3,975
Invesco Ltd.	1,079,001	21,148
Janus Capital Group, Inc.	541,100	6,764
Morgan Stanley	3,152,141	88,827
Nomura Holdings, Inc.	1,713,900	12,622
TD Ameritrade Holding Corp. (a)	342,800	5,996
		244,863
Commercial Banks - 2.3%
East West Bancorp, Inc. (a)(r)	441,899	6,968
Huntington Bancshares, Inc.	2,924,800	14,068
PNC Financial Services Group, Inc.	2,489,549	133,838
Regions Financial Corp.	2,489,700	16,805
Sumitomo Mitsui Financial Group, Inc.	1,937,000	62,281
SunTrust Banks, Inc.	1,048,192	24,957
Wells Fargo & Co.	7,507,165	205,246
		464,163
Consumer Finance - 0.4%
American Express Co.	1,292,396	49,357
Capital One Financial Corp.	260,200	9,823
Discover Financial Services	1,576,410	21,518
Promise Co. Ltd. (a)	642,600	4,927
		85,625
Diversified Financial Services - 3.0%
Bank of America Corp.	7,721,796	128,645
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	37,897,800	$ 128,853
CME Group, Inc.	87,516	26,403
JPMorgan Chase & Co.	7,411,253	311,050
NBH Holdings Corp. Class A (a)(h)	576,500	11,098
		606,049
Insurance - 1.7%
ACE Ltd.	106,243	5,311
Allstate Corp.	1,572,024	49,126
Berkshire Hathaway, Inc. Class B (a)	529,643	42,440
Conseco, Inc. (a)	3,013,070	15,005
Genworth Financial, Inc. Class A (a)	1,050,096	16,739
MetLife, Inc.	3,280,368	119,373
Progressive Corp.	1,955,494	33,537
Protective Life Corp.	700,000	12,852
Sony Financial Holdings, Inc.	4,030	11,742
The First American Corp.	597,857	19,269
Unum Group	573,000	11,924
		337,318
Real Estate Investment Trusts - 0.4%
Digital Realty Trust, Inc. (f)	193,200	9,965
ProLogis Trust	3,108,674	40,071
Public Storage	32,100	2,638
SL Green Realty Corp.	213,530	10,903
Sunstone Hotel Investors, Inc. (a)	739,800	6,614
U-Store-It Trust	1,363,800	8,878
		79,069
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA (a)	1,112,900	14,355
Forestar Group, Inc. (a)	290,073	5,146
Indiabulls Real Estate Ltd. (a)	3,865,681	13,432
		32,933
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	1,427,506	15,431
People's United Financial, Inc.	1,153,000	18,183
		33,614
TOTAL FINANCIALS		1,883,634
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 7.1%
Biotechnology - 0.9%
Acorda Therapeutics, Inc. (a)	175,741	$ 5,304
AMAG Pharmaceuticals, Inc. (a)	96,800	3,697
Amgen, Inc. (a)	669,453	37,898
Biogen Idec, Inc. (a)	1,001,787	55,108
BioMarin Pharmaceutical, Inc. (a)	644,400	12,888
Genzyme Corp. (a)	829,372	47,440
Gilead Sciences, Inc. (a)	437,110	20,811
Human Genome Sciences, Inc. (a)	285,731	8,043
		191,189
Health Care Equipment & Supplies - 1.1%
C. R. Bard, Inc.	259,460	21,738
CareFusion Corp. (a)	955,700	24,122
Covidien PLC	1,371,047	67,346
Edwards Lifesciences Corp. (a)	364,298	33,453
ev3, Inc. (a)	806,168	11,730
Fisher & Paykel Healthcare Corp.	466,364	1,107
Mako Surgical Corp. (a)(f)	825,959	10,927
Quidel Corp. (a)	871,647	11,384
Stryker Corp.	465,200	24,702
William Demant Holding AS (a)	204,076	14,560
		221,069
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	177,200	6,019
CIGNA Corp.	1,052,988	36,075
Community Health Systems, Inc. (a)	106,201	3,640
Express Scripts, Inc. (a)	665,731	63,917
Health Net, Inc. (a)	662,483	15,297
Henry Schein, Inc. (a)	547,413	31,109
Medco Health Solutions, Inc. (a)	1,273,126	80,512
Sinopharm Group Co. Ltd. Class H	860,000	3,872
UnitedHealth Group, Inc.	2,301,985	77,945
		318,386
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	580,600	10,387
Life Sciences Tools & Services - 0.4%
Covance, Inc. (a)	375,673	21,271
Illumina, Inc. (a)	604,185	21,944
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	333,844	$ 16,946
QIAGEN NV (a)	989,248	21,575
		81,736
Pharmaceuticals - 3.0%
Abbott Laboratories	1,302,600	70,705
Allergan, Inc.	879,756	51,404
Johnson & Johnson	657,101	41,397
King Pharmaceuticals, Inc. (a)	1,437,517	16,172
Merck & Co., Inc.	4,964,246	183,081
Novo Nordisk AS Series B	251,005	17,725
Pfizer, Inc.	11,595,274	203,497
Shire PLC sponsored ADR	377,600	24,363
		608,344
TOTAL HEALTH CARE		1,431,111
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.2%
Goodrich Corp.	320,500	21,034
Precision Castparts Corp.	239,600	27,015
Raytheon Co.	975,175	54,844
The Boeing Co.	697,300	44,041
United Technologies Corp.	1,457,500	100,057
		246,991
Air Freight & Logistics - 0.3%
FedEx Corp.	599,700	50,831
Airlines - 0.1%
Delta Air Lines, Inc. (a)	346,300	4,474
Southwest Airlines Co.	2,073,503	26,085
		30,559
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	224,826	8,278
Masco Corp.	1,162,809	15,547
Owens Corning (a)	417,708	9,829
		33,654
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	143,600	5,572
Quanta Services, Inc. (a)	1,168,301	22,198
		27,770
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	711,900	$ 32,292
Regal-Beloit Corp.	552,779	31,188
Saft Groupe SA	233,400	8,535
		72,015
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	277,400	9,515
General Electric Co.	10,481,278	168,329
Textron, Inc.	1,561,111	31,097
Tyco International Ltd.	764,200	27,557
		236,498
Machinery - 1.8%
Caterpillar, Inc.	666,400	38,018
Cummins, Inc.	1,214,621	68,966
Danaher Corp.	904,419	66,900
Deere & Co.	988,566	56,645
Dover Corp.	319,400	14,456
Eaton Corp.	795,706	54,203
Ingersoll-Rand Co. Ltd.	706,200	22,535
Navistar International Corp. (a)	512,522	20,070
Timken Co.	207,500	5,443
Toro Co. (f)	324,443	14,282
Vallourec SA	52,342	10,002
		371,520
Professional Services - 0.1%
Manpower, Inc.	236,189	12,168
Monster Worldwide, Inc. (a)	613,192	8,554
		20,722
Road & Rail - 0.7%
CSX Corp.	1,047,107	49,696
Hertz Global Holdings, Inc. (a)	1,139,765	10,714
Union Pacific Corp.	1,163,400	78,378
		138,788
TOTAL INDUSTRIALS		1,229,348
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.5%
Aruba Networks, Inc. (a)	1,183,744	13,885
Ciena Corp. (a)(f)	1,512,576	21,690
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CommScope, Inc. (a)	188,468	$ 4,804
D-Link Corp.	934,000	948
Juniper Networks, Inc. (a)	1,397,152	39,092
Sycamore Networks, Inc.	974,874	18,776
		99,195
Computers & Peripherals - 1.2%
Apple, Inc. (a)	241,867	49,491
Hewlett-Packard Co.	789,776	40,113
Lexmark International, Inc. Class A (a)	1,172,715	39,532
SanDisk Corp. (a)	4,089,508	119,127
		248,263
Electronic Equipment & Components - 0.4%
Agilent Technologies, Inc. (a)	1,095,664	34,470
BYD Co. Ltd. (H Shares) (a)	1,009,500	7,816
Corning, Inc.	356,495	6,285
Tyco Electronics Ltd.	904,037	23,170
		71,741
Internet Software & Services - 1.1%
eBay, Inc. (a)	3,762,090	86,603
Google, Inc. Class A (a)	154,938	81,621
WebMD Health Corp. (a)(f)	1,299,587	55,986
		224,210
IT Services - 0.1%
Paychex, Inc.	556,200	16,653
RightNow Technologies, Inc. (a)	220,331	3,428
		20,081
Semiconductors & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	1,480,955	43,303
Applied Materials, Inc.	10,977,845	134,369
ASAT Holdings Ltd. (a)	88,719	0*
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	0*
ASML Holding NV (NY Shares)	4,719,775	145,511
ATMI, Inc. (a)	1,003,316	16,896
Avago Technologies Ltd.	947,100	17,190
Broadcom Corp. Class A	61,200	1,917
Brooks Automation, Inc. (a)	2,473,662	21,372
Cymer, Inc. (a)	576,678	18,062
Entegris, Inc. (a)	1,786,948	8,006
Inotera Memories, Inc. (a)	41,059,880	28,178
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	5,453,067	$ 111,951
KLA-Tencor Corp.	2,531,774	73,751
Kulicke & Soffa Industries, Inc. (a)	1,529,527	10,064
Lam Research Corp. (a)	2,090,350	70,884
Marvell Technology Group Ltd. (a)	4,113,958	79,482
Micron Technology, Inc. (a)	16,473,785	149,252
NVIDIA Corp. (a)	1,508,703	24,441
Photronics, Inc. (a)	1,047,276	4,608
Realtek Semiconductor Corp.	2,512,000	6,567
Samsung Electronics Co. Ltd.	160,563	102,982
Skyworks Solutions, Inc. (a)	141,700	2,164
Taiwan Semiconductor Manufacturing Co. Ltd.	4,431,000	8,109
Varian Semiconductor Equipment Associates, Inc. (a)	879,352	26,451
Xilinx, Inc.	106,300	2,746
		1,108,256
Software - 2.1%
BMC Software, Inc. (a)	272,941	10,055
Citrix Systems, Inc. (a)	380,900	16,383
Microsoft Corp.	12,730,661	364,876
Oracle Corp.	1,570,183	38,705
		430,019
TOTAL INFORMATION TECHNOLOGY		2,201,765
MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	369,800	25,361
Airgas, Inc.	277,200	17,780
Albemarle Corp.	618,147	23,174
Dow Chemical Co.	1,965,762	55,651
Monsanto Co.	669,403	47,293
Praxair, Inc.	227,800	17,117
Solutia, Inc. (a)	830,270	11,682
The Mosaic Co.	259,400	15,146
Wacker Chemie AG	84,094	10,080
		223,284
Construction Materials - 0.0%
HeidelbergCement AG	89,108	4,540
Martin Marietta Materials, Inc. (f)	39,700	3,145
		7,685
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Ball Corp.	160,775	$ 8,688
Boise, Inc. (a)	162,300	771
Owens-Illinois, Inc. (a)	531,862	15,764
Pactiv Corp. (a)	32,900	815
Rexam PLC	1,634,500	6,957
Temple-Inland, Inc.	114,793	2,137
		35,132
Metals & Mining - 0.6%
Allegheny Technologies, Inc.	191,200	8,348
AngloGold Ashanti Ltd. sponsored ADR	955,385	34,757
Commercial Metals Co.	288,466	4,731
Freeport-McMoRan Copper & Gold, Inc.	464,445	34,908
Globe Specialty Metals, Inc.	1,585,000	16,263
Ivanhoe Mines Ltd. (a)	369,000	5,895
Nucor Corp.	335,600	13,894
		118,796
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	414,864	16,761
TOTAL MATERIALS		401,658
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
Qwest Communications International, Inc.	22,905,758	104,450
Verizon Communications, Inc.	2,215,426	64,092
		168,542
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series L sponsored ADR	515,300	22,967
American Tower Corp. Class A (a)	1,866,670	79,632
Clearwire Corp.:
rights 6/21/10 (a)	2,929,537	850
Class A (a)(f)	2,929,537	18,632
NII Holdings, Inc. (a)	1,470,602	55,030
Sprint Nextel Corp. (a)	3,555,200	11,839
		188,950
TOTAL TELECOMMUNICATION SERVICES		357,492
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	1,489,296	$ 50,070
Energias de Portugal SA	1,957,380	7,182
Entergy Corp.	822,831	62,510
FirstEnergy Corp.	1,334,393	51,574
		171,336
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	820,200	9,588
Constellation Energy Group, Inc.	1,287,900	45,167
		54,755
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	3,368,900	45,076
CMS Energy Corp.	1,853,834	28,308
PG&E Corp.	2,153,200	90,262
TECO Energy, Inc.	1,651,638	25,320
		188,966
TOTAL UTILITIES		415,057
TOTAL COMMON STOCKS (Cost $10,588,488)		11,718,593
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50%	35,300	4,278
FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series C (a)(r)	7,630	13,013
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0*
TOTAL CONVERTIBLE PREFERRED STOCKS		17,291
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE	83,600	$ 4,200
TOTAL PREFERRED STOCKS (Cost $16,857)		21,491
Nonconvertible Bonds - 7.6%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 4,524	4,794
5.875% 3/15/11	1,680	1,750
		6,544
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,891	2,052
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	3,427	3,536
5.875% 1/15/36	6,586	5,791
		9,327
Media - 0.4%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,522	1,610
6.875% 5/1/12	1,974	2,178
7.625% 4/15/31	4,975	5,796
Comcast Cable Communications, Inc. 6.75% 1/30/11	413	433
Comcast Corp.:
4.95% 6/15/16	1,520	1,583
5.5% 3/15/11	309	323
5.7% 5/15/18	7,229	7,679
6.4% 3/1/40	4,756	4,839
6.45% 3/15/37	4,604	4,723
COX Communications, Inc.:
4.625% 6/1/13	3,612	3,830
6.25% 6/1/18 (h)	1,718	1,851
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,401
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.: - continued
8.25% 2/1/30	$ 6,315	$ 5,684
News America Holdings, Inc. 7.75% 12/1/45	7,397	8,687
News America, Inc.:
4.75% 3/15/10	198	198
5.3% 12/15/14	708	779
6.9% 3/1/19	2,306	2,649
Time Warner Cable, Inc.:
5% 2/1/20	9,845	9,751
5.4% 7/2/12	1,976	2,120
6.2% 7/1/13	1,879	2,079
6.75% 7/1/18	949	1,061
Time Warner, Inc.:
5.875% 11/15/16	3,581	3,929
6.5% 11/15/36	3,450	3,654
		76,837
TOTAL CONSUMER DISCRETIONARY		94,760
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (h)	5,328	5,779
6.875% 11/15/19 (h)	5,400	6,220
8.2% 1/15/39 (h)	10,075	13,251
Diageo Capital PLC 5.2% 1/30/13	4,139	4,509
FBG Finance Ltd. 5.125% 6/15/15 (h)	2,374	2,524
		32,283
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
0.5556% 6/1/10 (o)	1,856	1,857
6.036% 12/10/28	1,806	1,803
6.302% 6/1/37 (o)	3,829	3,504
		7,164
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	572	622
General Mills, Inc. 5.65% 2/15/19	1,282	1,381
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	8,397
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
5.625% 11/1/11	$ 2,959	$ 3,142
6.75% 2/19/14	436	495
		14,037
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,447	1,544
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	20,958	26,356
Reynolds American, Inc.:
6.75% 6/15/17	2,366	2,553
7.25% 6/15/37	7,970	8,230
		37,139
TOTAL CONSUMER STAPLES		92,167
ENERGY - 0.9%
Energy Equipment & Services - 0.0%
DCP Midstream LLC 9.75% 3/15/19 (h)	3,632	4,602
Transocean Ltd. 5.25% 3/15/13	2,802	3,026
Weatherford International Ltd.:
4.95% 10/15/13	1,408	1,505
5.15% 3/15/13	1,841	1,959
		11,092
Oil, Gas & Consumable Fuels - 0.9%
BW Group Ltd. 6.625% 6/28/17 (h)	2,391	2,221
Canadian Natural Resources Ltd. 5.15% 2/1/13	3,637	3,915
Cenovus Energy, Inc.:
5.7% 10/15/19 (h)	5,492	5,794
6.75% 11/15/39 (h)	2,852	3,134
ConocoPhillips 5.75% 2/1/19	9,619	10,560
Duke Capital LLC:
6.25% 2/15/13	809	884
6.75% 2/15/32	8,145	8,498
Duke Energy Field Services:
5.375% 10/15/15 (h)	988	1,064
6.45% 11/3/36 (h)	8,650	8,671
6.875% 2/1/11	1,870	1,966
7.875% 8/16/10	839	865
El Paso Natural Gas Co. 5.95% 4/15/17	756	799
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP:
5.875% 12/15/16	$ 1,460	$ 1,581
6.5% 4/15/18	1,918	2,112
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,335	2,594
Enterprise Products Operating LP:
5.6% 10/15/14	1,581	1,723
5.65% 4/1/13	563	613
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)	3,123	3,333
Lukoil International Finance BV 6.656% 6/7/22 (h)	988	948
Midcontinent Express Pipel LLC 5.45% 9/15/14 (h)	5,000	5,216
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	2,582	2,718
6.85% 1/15/40 (h)	9,822	10,614
Nakilat, Inc. 6.067% 12/31/33 (h)	5,528	4,922
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)	2,855	2,658
Nexen, Inc.:
5.05% 11/20/13	3,109	3,346
5.2% 3/10/15	735	782
5.875% 3/10/35	1,565	1,493
6.4% 5/15/37	5,235	5,288
NGPL PipeCo LLC 6.514% 12/15/12 (h)	2,881	3,176
Pemex Project Funding Master Trust 1.5536% 6/15/10 (h)(o)	1,007	1,007
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	3,200	3,228
6.875% 1/20/40	4,800	4,889
7.875% 3/15/19	6,941	7,982
Plains All American Pipeline LP:
6.125% 1/15/17	1,940	2,103
7.75% 10/15/12	1,907	2,154
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (h)	2,174	2,368
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)	3,472	3,618
5.5% 9/30/14 (h)	4,853	5,120
5.832% 9/30/16 (h)	1,086	1,148
6.332% 9/30/27 (h)	5,910	6,047
6.75% 9/30/19 (h)	3,177	3,467
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)	2,199	2,441
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.:
6.1% 6/1/18	$ 9,176	$ 9,971
6.85% 6/1/39	8,895	9,825
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,288
Texas Eastern Transmission LP 6% 9/15/17 (h)	1,301	1,430
TransCanada PipeLines Ltd. 6.35% 5/15/67 (o)	1,917	1,802
XTO Energy, Inc.:
5% 1/31/15	1,414	1,544
5.65% 4/1/16	970	1,087
		176,007
TOTAL ENERGY		187,099
FINANCIALS - 3.6%
Capital Markets - 0.8%
Bear Stearns Companies, Inc.:
0.3889% 10/22/10 (o)	1,892	1,893
4.5% 10/28/10	1,482	1,520
5.3% 10/30/15	946	1,005
6.95% 8/10/12	13,792	15,361
BlackRock, Inc. 6.25% 9/15/17	1,565	1,733
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,773	5,143
5.95% 1/18/18	3,225	3,385
6.15% 4/1/18	1,593	1,683
6.75% 10/1/37	11,195	10,854
7.5% 2/15/19	10,921	12,499
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	11,079
Lazard Group LLC:
6.85% 6/15/17	3,104	3,153
7.125% 5/15/15	1,113	1,184
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,188	5,499
6.4% 8/28/17	2,110	2,197
6.875% 4/25/18	3,732	3,932
Morgan Stanley:
0.4994% 1/9/12 (o)	7,709	7,562
0.5494% 1/9/14 (o)	4,044	3,864
4.75% 4/1/14	642	653
5.05% 1/21/11	2,462	2,549
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.25% 11/2/12	$ 198	$ 212
5.45% 1/9/17	193	197
5.95% 12/28/17	445	459
6% 5/13/14	6,140	6,641
6.6% 4/1/12	4,624	5,030
6.75% 4/15/11	5,876	6,208
7.3% 5/13/19	6,528	7,218
Scotland International Finance No. 2 BV 7.7% 8/15/10 (h)	790	805
The Bank of New York, Inc.:
4.3% 5/15/14	6,301	6,697
4.95% 11/1/12	3,124	3,391
5.45% 5/15/19	6,656	7,097
UBS AG Stamford Branch:
3.875% 1/15/15	11,500	11,503
5.75% 4/25/18	3,319	3,424
		155,630
Commercial Banks - 0.7%
ANZ National International Ltd. 6.2% 7/19/13 (h)	888	978
Bank of America NA:
5.3% 3/15/17	13,170	12,957
6% 10/15/36	7,045	6,428
Bank One Corp. 5.25% 1/30/13	752	811
Barclays Bank PLC 5.125% 1/8/20	9,135	8,970
BB&T Corp. 6.5% 8/1/11	1,005	1,069
Chase Manhattan Corp. 7.875% 6/15/10	1,255	1,279
Credit Suisse New York Branch:
5.4% 1/14/20	7,087	7,118
5.5% 5/1/14	4,500	4,916
6% 2/15/18	14,192	14,909
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (h)(o)	3,396	3,226
Export-Import Bank of Korea:
5.125% 2/14/11	2,361	2,431
5.25% 2/10/14 (h)	456	484
5.5% 10/17/12	1,824	1,956
Fifth Third Bancorp:
4.5% 6/1/18	100	89
8.25% 3/1/38	1,697	1,748
HBOS PLC 6.75% 5/21/18 (h)	560	517
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC:
0.4544% 10/6/16 (o)	$ 1,254	$ 1,205
6.5% 5/2/36	6,175	6,362
6.5% 9/15/37	10,625	10,901
JPMorgan Chase Bank 6% 10/1/17	1,694	1,821
KeyBank NA:
5.8% 7/1/14	905	924
7% 2/1/11	908	951
Korea Development Bank 4.625% 9/16/10	1,482	1,504
Lloyds TSB Bank PLC 5.8% 1/13/20 (h)	6,709	6,492
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (h)(o)	791	738
PNC Funding Corp.:
0.3888% 1/31/12 (o)	4,837	4,769
3.625% 2/8/15	4,453	4,478
Regions Financial Corp. 7.75% 11/10/14	6,370	6,553
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (h)(o)	1,242	1,194
5.805% 6/20/16 (h)(o)	3,399	3,354
Standard Chartered Bank 6.4% 9/26/17 (h)	988	1,059
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)	2,371	2,347
Union Planters Corp. 7.75% 3/1/11	485	488
UnionBanCal Corp. 5.25% 12/16/13	535	563
Wachovia Bank NA 4.875% 2/1/15	1,138	1,183
Wachovia Corp.:
0.3789% 4/23/12 (o)	439	434
0.3813% 10/15/11 (o)	3,247	3,230
5.625% 10/15/16	2,748	2,844
5.75% 6/15/17	2,371	2,503
Wells Fargo & Co. 5.625% 12/11/17	2,371	2,498
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	469	496
		138,777
Consumer Finance - 0.4%
Capital One Bank USA NA 8.8% 7/15/19	5,725	6,880
Capital One Financial Corp. 7.375% 5/23/14	5,840	6,695
Discover Financial Services:
0.7843% 6/11/10 (o)	3,252	3,243
6.45% 6/12/17	11,229	10,861
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
5.5% 1/8/20	$ 5,373	$ 5,403
5.625% 9/15/17	22,752	23,816
5.9% 5/13/14	8,210	9,009
Household Finance Corp. 6.375% 10/15/11	1,504	1,601
HSBC Finance Corp.:
5.25% 1/14/11	1,058	1,092
5.25% 1/15/14	852	904
MBNA America Bank NA 7.125% 11/15/12 (h)	561	617
MBNA Corp. 7.5% 3/15/12	1,300	1,422
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (h)	3,432	3,433
ORIX Corp. 5.48% 11/22/11	311	319
SLM Corp.:
0.4536% 3/15/11 (o)	90	87
0.4789% 10/25/11 (o)	6,795	6,406
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (h)	246	257
		82,045
Diversified Financial Services - 0.7%
BP Capital Markets PLC 5.25% 11/7/13	16,534	18,266
Citigroup, Inc.:
0.34% 5/18/11 (o)	2,272	2,251
5.3% 10/17/12	7,664	8,052
5.5% 4/11/13	8,594	8,996
6.125% 5/15/18	12,994	13,038
6.5% 1/18/11	1,057	1,100
6.5% 8/19/13	22,036	23,703
8.5% 5/22/19	12,000	13,847
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	16,858	18,440
International Lease Finance Corp.:
5.4% 2/15/12	2,316	2,132
6.375% 3/25/13	1,215	1,070
6.625% 11/15/13	2,200	1,936
JPMorgan Chase & Co.:
4.65% 6/1/14	8,500	9,002
4.891% 9/1/15 (o)	2,206	2,226
5.6% 6/1/11	2,503	2,648
5.75% 1/2/13	1,792	1,948
6.3% 4/23/19	8,000	8,872
6.75% 2/1/11	304	320
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	$ 881	$ 782
5.5% 1/15/14 (h)	562	537
5.7% 4/15/17 (h)	1,371	1,214
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	2,618	2,677
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)	4,049	3,644
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)	1,303	1,182
		147,883
Insurance - 0.5%
Allstate Corp. 7.45% 5/16/19	7,800	9,161
Assurant, Inc.:
5.625% 2/15/14	1,546	1,611
6.75% 2/15/34	1,590	1,486
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	476
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)	1,205	1,085
Jackson National Life Global Funding 5.375% 5/8/13 (h)	609	650
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)	481	409
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)	5,500	6,791
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (h)(o)	5,556	5,495
MetLife, Inc.:
5% 6/15/15	941	993
6.125% 12/1/11	800	863
6.75% 6/1/16	5,158	5,730
7.717% 2/15/19	4,113	4,782
Metropolitan Life Global Funding I:
4.625% 8/19/10 (h)	2,668	2,708
5.125% 4/10/13 (h)	452	488
5.125% 6/10/14 (h)	4,625	4,964
Monumental Global Funding II 5.65% 7/14/11 (h)	1,336	1,399
Monumental Global Funding III 5.5% 4/22/13 (h)	1,780	1,897
New York Life Insurance Co. 6.75% 11/15/39 (h)	5,675	6,115
Pacific Life Global Funding 5.15% 4/15/13 (h)	2,737	2,901
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	5,170	6,182
Pacific LifeCorp 6% 2/10/20 (h)	4,566	4,529
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,402
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.15% 1/15/13	$ 1,752	$ 1,865
5.4% 6/13/35	365	325
5.5% 3/15/16	344	362
5.7% 12/14/36	310	290
6.2% 1/15/15	920	1,012
7.375% 6/15/19	2,520	2,898
8.875% 6/15/38 (o)	2,403	2,580
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(o)	2,702	2,474
Symetra Financial Corp. 6.125% 4/1/16 (h)	4,189	4,087
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,010	1,018
		93,028
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	313
5.5% 1/15/12	1,020	1,076
6.625% 9/15/11	290	309
BRE Properties, Inc. 4.875% 5/15/10	2,089	2,093
Camden Property Trust:
5.375% 12/15/13	531	557
5.875% 11/30/12	2,392	2,509
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,436	2,434
5% 5/3/10	1,812	1,813
5.25% 4/15/11	1,967	1,960
5.375% 10/15/12	1,039	1,026
Duke Realty LP:
4.625% 5/15/13	507	513
5.875% 8/15/12	92	96
Equity One, Inc.:
6% 9/15/17	690	646
6.25% 1/15/17	399	393
Federal Realty Investment Trust:
5.4% 12/1/13	334	352
5.9% 4/1/20	1,780	1,789
6% 7/15/12	2,371	2,540
6.2% 1/15/17	501	516
HRPT Properties Trust:
5.75% 11/1/15	719	726
6.25% 6/15/17	996	970
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 499	$ 493
Washington (REIT) 5.95% 6/15/11	2,940	3,026
		26,150
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	2,086	2,179
Arden Realty LP 5.2% 9/1/11	1,083	1,134
Brandywine Operating Partnership LP:
5.625% 12/15/10	3,298	3,361
5.75% 4/1/12	1,502	1,547
Duke Realty LP:
5.4% 8/15/14	447	454
5.5% 3/1/16	3,075	3,036
5.625% 8/15/11	5,086	5,286
8.25% 8/15/19	2,379	2,609
ERP Operating LP 5.5% 10/1/12	358	383
Liberty Property LP:
5.125% 3/2/15	686	683
5.5% 12/15/16	1,202	1,179
Mack-Cali Realty LP:
5.05% 4/15/10	655	657
7.75% 2/15/11	789	829
Post Apartment Homes LP:
5.45% 6/1/12	1,096	1,100
6.3% 6/1/13	1,938	2,015
Regency Centers LP:
4.95% 4/15/14	494	475
5.25% 8/1/15	1,725	1,747
5.875% 6/15/17	854	850
Simon Property Group LP:
4.2% 2/1/15	2,640	2,671
4.6% 6/15/10	472	477
4.875% 8/15/10	545	554
6.75% 5/15/14	5,698	6,314
6.75% 2/1/40	7,066	7,101
Tanger Properties LP 6.15% 11/15/15	20	21
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (h)	8,007	8,629
		55,291
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.65% 5/1/18	$ 9,440	$ 9,416
7.375% 5/15/14	1,614	1,815
7.625% 6/1/19	7,830	8,855
Countrywide Financial Corp. 5.8% 6/7/12	2,358	2,511
Countrywide Home Loans, Inc. 4% 3/22/11	3,498	3,603
Independence Community Bank Corp.:
2.0706% 4/1/14 (o)	3,410	3,367
2.3134% 6/20/13 (o)	1	1
4.9% 9/23/10	1,371	1,400
		30,968
TOTAL FINANCIALS		729,772
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,390	2,652
Health Care Providers & Services - 0.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,339
6.3% 8/15/14	2,925	2,983
Express Scripts, Inc. 6.25% 6/15/14	3,209	3,592
		7,914
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,371	2,572
Novartis Capital Corp. 4.125% 2/10/14	2,369	2,525
Roche Holdings, Inc. 5% 3/1/14 (h)	4,805	5,204
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	775	844
		11,145
TOTAL HEALTH CARE		21,711
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (h)	5,000	5,488
6.4% 12/15/11 (h)	661	712
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (h)	$ 2,615	$ 2,687
7.45% 5/1/34 (h)	3,000	2,745
		11,632
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	201	200
Continental Airlines, Inc.:
6.648% 3/15/19	2,404	2,320
6.82% 5/1/18	179	168
6.9% 7/2/19	675	669
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	283	272
7.57% 11/18/10	7,740	7,866
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,594	1,343
8.36% 7/20/20	1,184	1,093
		13,931
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	2,044	2,099
5.45% 10/15/12	4,620	5,073
6% 10/15/17	2,368	2,615
General Electric Co. 5.25% 12/6/17	25,356	26,609
		36,396
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (h)	494	515
TOTAL INDUSTRIALS		62,474
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.45% 1/15/20	5,177	5,173
5.5% 1/15/40	5,090	4,937
		10,110
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	2,385	2,586
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 3,134	$ 3,393
6.55% 10/1/17	1,908	2,100
		8,079
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,295	1,379
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.5036% 6/15/10 (o)	3,403	3,398
TOTAL INFORMATION TECHNOLOGY		22,966
MATERIALS - 0.4%
Chemicals - 0.1%
Dow Chemical Co.:
7.6% 5/15/14	5,119	5,848
8.55% 5/15/19	5,119	6,188
E.I. du Pont de Nemours & Co. 4.625% 1/15/20	5,921	5,983
Lubrizol Corp. 8.875% 2/1/19	750	945
		18,964
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,482	1,580
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,385	1,487
6.4% 1/15/18	1,414	1,520
		3,007
Metals & Mining - 0.3%
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,597	1,714
5.5% 4/1/14	6,648	7,357
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)	1,618	1,790
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	9,881	10,867
6.5% 7/15/18	9,139	10,304
7.125% 7/15/28	9,574	10,889
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp. 6.65% 6/1/37	$ 4,497	$ 3,784
Vale Overseas Ltd. 6.25% 1/23/17	1,877	1,987
		48,692
TOTAL MATERIALS		72,243
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T Broadband Corp. 8.375% 3/15/13	2,090	2,426
AT&T, Inc.:
5.8% 2/15/19	7,105	7,599
6.3% 1/15/38	12,550	12,781
6.7% 11/15/13	949	1,081
6.8% 5/15/36	15,241	16,292
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,404	1,621
British Telecommunications PLC 9.125% 12/15/10 (e)	2,197	2,334
Deutsche Telekom International Financial BV 5.25% 7/22/13	1,979	2,133
SBC Communications, Inc.:
5.1% 9/15/14	1,754	1,910
5.875% 2/1/12	2,210	2,382
5.875% 8/15/12	790	866
Sprint Capital Corp. 6.875% 11/15/28	15,445	11,700
Telecom Italia Capital SA:
4.95% 9/30/14	2,594	2,708
5.25% 10/1/15	3,073	3,225
6.999% 6/4/18	8,694	9,534
7.2% 7/18/36	4,780	4,994
Telefonica Emisiones SAU:
5.877% 7/15/19	5,604	5,915
6.421% 6/20/16	939	1,051
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	2,929
6.25% 4/1/37	4,611	4,733
Verizon New England, Inc. 6.5% 9/15/11	720	767
Verizon New York, Inc. 6.875% 4/1/12	2,145	2,351
		101,332
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (h)	11,632	12,160
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
5.875% 10/1/19 (h)	$ 6,471	$ 6,785
Verizon Wireless Capital LLC 5.55% 2/1/14	1,919	2,114
Vodafone Group PLC:
5% 12/16/13	1,856	1,998
5.5% 6/15/11	2,232	2,355
		25,412
TOTAL TELECOMMUNICATION SERVICES		126,744
UTILITIES - 0.6%
Electric Utilities - 0.3%
AmerenUE 6.4% 6/15/17	2,415	2,674
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,325	3,623
EDP Finance BV:
4.9% 10/1/19 (h)	1,900	1,844
6% 2/2/18 (h)	2,964	3,108
Exelon Corp. 4.9% 6/15/15	2,224	2,324
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,875
6.05% 8/15/21	4,186	4,314
Illinois Power Co. 6.125% 11/15/17	333	360
Nevada Power Co.:
6.5% 5/15/18	5,290	5,802
6.5% 8/1/18	1,270	1,396
Oncor Electric Delivery Co. 6.375% 5/1/12	2,208	2,398
Pennsylvania Electric Co. 6.05% 9/1/17	618	658
Pepco Holdings, Inc.:
4% 5/15/10	1,804	1,816
6.45% 8/15/12	3,016	3,259
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)	3,316	2,868
Progress Energy, Inc.:
6% 12/1/39	5,428	5,331
7.1% 3/1/11	2,737	2,887
Sierra Pacific Power Co. 5.45% 9/1/13	1,261	1,368
Tampa Electric Co. 6.15% 5/15/37	4,486	4,618
		52,523
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (h)	$ 357	$ 377
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,507	2,619
		2,996
Independent Power Producers & Energy Traders - 0.0%
Duke Capital LLC 5.668% 8/15/14	1,662	1,811
Exelon Generation Co. LLC 5.35% 1/15/14	1,235	1,333
		3,144
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.5% 12/1/39	3,461	3,348
Dominion Resources, Inc.:
4.75% 12/15/10	3,178	3,274
6.3% 9/30/66 (o)	12,240	11,322
7.5% 6/30/66 (o)	2,636	2,610
DTE Energy Co. 7.05% 6/1/11	795	842
KeySpan Corp. 7.625% 11/15/10	400	419
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,320	1,404
5.875% 10/1/12	2,361	2,595
6.5% 9/15/37	5,329	5,739
National Grid PLC 6.3% 8/1/16	1,194	1,323
NiSource Finance Corp.:
5.25% 9/15/17	682	689
5.4% 7/15/14	6,089	6,483
5.45% 9/15/20	2,219	2,210
6.4% 3/15/18	1,072	1,151
6.8% 1/15/19	4,065	4,448
7.875% 11/15/10	826	862
Wisconsin Energy Corp. 6.25% 5/15/67 (o)	4,990	4,603
WPS Resources Corp. 6.11% 12/1/66 (o)	713	620
		53,942
TOTAL UTILITIES		112,605
TOTAL NONCONVERTIBLE BONDS (Cost $1,390,453)		1,522,541
U.S. Government and Government Agency Obligations - 7.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.1%
Fannie Mae 2.75% 3/13/14	$ 17,370	$ 17,810
U.S. Treasury Inflation Protected Obligations - 2.7%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	16,348	16,766
1.625% 1/15/18	16,494	17,006
1.875% 7/15/19	60,687	63,243
2% 1/15/14 (l)	112,204	119,876
2.125% 1/15/19	100,588	107,073
2.375% 1/15/27 (l)	61,041	63,717
2.5% 7/15/16	149,713	164,557
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		552,238
U.S. Treasury Obligations - 4.6%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 5/13/10 (k)	13,000	12,997
U.S. Treasury Bonds:
4.375% 11/15/39	10,000	9,703
4.5% 8/15/39	8,090	8,018
U.S. Treasury Notes:
1.125% 12/15/12	70,249	70,007
1.875% 6/15/12	5,466	5,578
1.875% 4/30/14	258,380	257,754
2.25% 1/31/15	97,000	96,909
2.375% 9/30/14	50,000	50,559
2.375% 10/31/14	79,000	79,765
2.625% 7/31/14	270,000	276,644
2.625% 12/31/14	48,675	49,557
3.625% 8/15/19	7,000	7,021
TOTAL U.S. TREASURY OBLIGATIONS		924,512
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,456,171)		1,494,560
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.0%
4% 4/1/24 to 9/1/24	5,773	5,900
4% 3/1/25 (i)	3,800	3,878
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 3/1/25 (i)	$ 1,000	$ 1,020
4.288% 6/1/36 (o)	417	432
4.5% 3/1/25 (i)	4,000	4,164
4.5% 4/1/38 to 2/1/40	45,694	46,253
4.5% 3/1/40 (i)	5,400	5,459
5% 3/1/25 (i)(j)	3,400	3,584
5% 12/1/25 to 2/1/40	8,405	8,728
5% 3/1/40 (i)	1,000	1,036
5% 3/1/40 (i)(j)	12,300	12,748
5.5% 1/1/24 to 2/1/40	35,953	38,235
5.5% 3/1/40 (i)(j)	9,500	10,003
5.5% 3/1/40 (i)(j)	1,000	1,053
5.5% 4/1/40 (i)(j)	9,500	9,989
5.515% 7/1/37 (o)	1,434	1,489
6% 2/1/23 to 7/1/37	23,150	25,032
6% 3/1/40 (i)(j)	3,750	3,978
6% 3/1/40 (i)(j)	1,000	1,061
6% 4/1/40 (i)(j)	3,750	3,984
6% 5/1/40 (i)(j)	3,750	3,978
6.5% 1/1/36 to 9/1/36	7,566	8,242
TOTAL FANNIE MAE		200,246
Freddie Mac - 0.3%
5% 3/1/19 to 7/1/38	39,378	41,306
5.681% 10/1/35 (o)	671	705
6% 7/1/37	103	111
6% 3/1/40 (i)	6,750	7,226
6% 3/1/40 (i)(j)	1,750	1,873
6% 3/1/40 (i)(j)	2,000	2,141
6% 3/1/40 (i)(j)	1,000	1,070
6.5% 11/1/34 to 3/1/36	11,632	12,773
TOTAL FREDDIE MAC		67,205
Government National Mortgage Association - 0.3%
4% 3/1/40 (i)	2,500	2,467
4% 3/1/40 (i)	3,000	2,961
4% 3/1/40 (i)	4,500	4,441
5.5% 12/15/31 to 5/15/39	4,974	5,275
5.5% 3/1/40 (i)	11,000	11,635
5.5% 3/1/40 (i)	8,000	8,462
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
6% 2/15/34	$ 15,699	$ 17,099
6.5% 3/15/34	7,487	8,269
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		60,609
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $319,895)		328,060
Asset-Backed Securities - 1.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (o)	1,999	775
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (o)	680	2
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (o)	208	196
Class M2, 1.8788% 2/25/34 (o)	482	252
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (o)	255	226
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (o)	190	5
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (o)	187	5
Class M5, 0.6188% 4/25/36 (o)	122	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2588% 9/20/13 (o)	2,335	2,275
Series 2006-A7 Class A7, 0.2488% 10/20/12 (o)	1,083	1,055
Series 2006-C1 Class C1, 0.7088% 10/20/14 (o)	297	6
Series 2007-A1 Class A, 0.2788% 1/20/15 (o)	724	706
Series 2007-A4 Class A4, 0.2588% 4/22/13 (o)	1,200	1,169
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (h)(o)	358	357
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	124	125
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	777	755
Series 2007-2M Class A3, 5.22% 4/8/10	209	211
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (o)	121	77
Series 2004-R11 Class M1, 0.8888% 11/25/34 (o)	628	209
Series 2004-R2 Class M3, 0.7788% 4/25/34 (o)	168	18
Series 2005-R2 Class M1, 0.6788% 4/25/35 (o)	2,266	1,620
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (o)	$ 53	$ 38
Series 2004-W11 Class M2, 0.9288% 11/25/34 (o)	616	290
Series 2004-W7 Class M1, 0.7788% 5/25/34 (o)	1,600	756
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (o)	1,657	526
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (o)	2,929	1,662
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (o)	261	14
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (d)(h)(o)	6,960	0*
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.3788% 8/25/36 (o)	1,443	1,362
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (o)	1,395	1,353
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (o)	2,409	2,288
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (o)	523	502
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	2,220	2,262
Class C, 5.31% 6/15/12	1,633	1,669
Series 2007-1 Class C, 5.38% 11/15/12	583	607
Series 2007-SN1 Class D, 6.05% 1/17/12	285	283
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	341	344
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5219% 7/15/13 (o)	4,890	4,890
Series 2007-A3 Class A, 0.2319% 2/15/13 (o)	4,900	4,898
Series 2007-C3 Class C3, 0.5219% 4/15/13 (h)(o)	3,191	3,180
Series 2008-A4 Class A4, 1.5319% 3/15/13 (o)	7,471	7,473
Series 2009-A1 Class A1, 1.3331% 4/15/13 (o)	4,100	4,109
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (h)(o)	502	54
Class B, 0.9788% 7/20/39 (h)(o)	290	15
Class C, 1.3288% 7/20/39 (h)(o)	372	4
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	641	652
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (o)	5,102	1,015
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (o)	467	9
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (o)	3,478	697
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (o)	205	8
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (o)	$ 1,978	$ 674
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (h)(o)	198	175
Series 2005-1A Class A1, 4.67% 5/20/17 (h)	568	507
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	267	267
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,409
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.4988% 10/25/35 (o)	3,490	3,357
Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (o)	840	37
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (o)	0*	0*
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (o)	134	129
Series 2007-4 Class A1A, 0.3513% 9/25/37 (o)	769	745
Series 2007-5 Class 2A1, 0.3288% 4/25/29 (o)	8,792	7,894
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)	363	0*
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (o)	175	45
Series 2004-4 Class M2, 1.0238% 6/25/34 (o)	645	223
Series 2005-3 Class MV1, 0.6488% 8/25/35 (o)	1,758	1,605
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (o)	281	258
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (h)	566	576
Series 2007-B Class A3, 5.47% 11/15/11 (h)	117	118
Series 2007-C Class A3, 5.43% 5/15/12 (h)	178	180
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (o)	3,191	3,190
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (h)	1,018	1,039
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (o)	43	37
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (o)	319	113
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (o)	6,512	2,068
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (o)	28	7
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (o)	3,950	3,511
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (o)	84	83
Series 2006-FF14 Class A2, 0.2888% 10/25/36 (o)	2,684	2,464
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	$ 564	$ 593
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (o)	848	818
Series 2010-1 Class A, 1.8822% 12/15/14 (h)(o)	11,410	11,464
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	71	72
Series 2007-1:
Class A4, 5.03% 2/16/15	500	516
Class C, 5.43% 2/16/15	613	578
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (o)	1,041	339
Class M4, 0.9088% 1/25/35 (o)	399	53
Series 2006-D Class M1, 0.4588% 11/25/36 (o)	325	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (h)(o)	3,122	2,029
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)	1,677	1,257
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (h)(o)	346	304
Series 2006-2A:
Class A, 0.4119% 11/15/34 (h)(o)	2,013	1,530
Class B, 0.5119% 11/15/34 (h)(o)	726	254
Class C, 0.6119% 11/15/34 (h)(o)	1,207	338
Class D, 0.9819% 11/15/34 (h)(o)	459	96
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (o)	5,209	5,209
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (o)	959	928
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (o)	736	442
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	97	98
Class C, 5.74% 12/15/14	207	198
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8788% 6/25/34 (o)	2,938	1,391
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (o)	1,186	63
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (o)	473	7
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (h)(o)	724	138
Series 2006-3:
Class B, 0.6288% 9/25/46 (h)(o)	719	129
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd.: - continued
Class C, 0.7788% 9/25/46 (h)(o)	$ 1,676	$ 218
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (o)	485	260
Series 2003-3 Class M1, 1.5188% 8/25/33 (o)	948	456
Series 2003-5 Class A2, 0.9288% 12/25/33 (o)	36	18
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (o)	208	201
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (o)	2,683	2,519
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (o)	13	12
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (o)	1,005	607
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (o)	1,642	565
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	84	84
Class C, 5.34% 11/15/12	85	85
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (o)	3,185	76
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (o)	1,641	1,332
Class MV1, 0.4588% 11/25/36 (o)	1,335	484
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (o)	574	27
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (o)	1,010	829
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (o)	5	5
Class 2C, 1.4006% 3/27/42 (o)	2,909	544
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (h)(o)	303	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,799	2,855
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (o)	260	186
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)	18	16
Class C, 5.691% 10/20/28 (h)	8	6
Class D, 6.01% 10/20/28 (h)	96	73
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (o)	589	19
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (o)	861	42
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (o)	209	93
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	$ 313	$ 319
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (o)	801	573
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (o)	2,530	2,226
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (o)	41	39
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (o)	3,640	2,068
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (o)	63	49
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (o)	439	167
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (o)	457	104
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (o)	4,086	104
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(h)(o)	4,353	178
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (b)	2,620	476
Series 2006-1 Class AIO, 5.5% 4/25/11 (b)	466	22
Series 2006-2 Class AIO, 6% 8/25/11 (b)	232	16
Series 2006-3:
Class A1, 0.2588% 9/25/19 (o)	251	249
Class AIO, 7.1% 1/25/12 (b)	371	43
Series 2006-4:
Class A1, 0.2588% 3/25/25 (o)	641	630
Class AIO, 6.35% 2/27/12 (b)	1,181	134
Class D, 1.3288% 5/25/32 (o)	2,225	63
Series 2007-1 Class AIO, 7.27% 4/25/12 (b)	1,587	222
Series 2007-2 Class AIO, 6.7% 7/25/12 (b)	1,351	196
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (o)	1,566	514
Series 2005-D Class M2, 0.6988% 2/25/36 (o)	857	92
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (o)	269	262
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (h)(o)	621	242
Series 2006-1A Class A, 1.6288% 3/20/11 (h)(o)	1,290	477
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (o)	125	119
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (o)	184	175
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (o)	585	162
Class M4, 1.6788% 9/25/34 (o)	750	105
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (o)	$ 2,624	$ 1,828
Class M3, 0.7888% 1/25/35 (o)	525	252
Class M4, 1.0588% 1/25/35 (o)	1,620	217
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (o)	1,920	26
Class M9, 2.1088% 5/25/35 (o)	1,838	4
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (h)(o)	3,609	3,575
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (h)	354	354
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (o)	390	14
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (o)	157	152
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (o)	6	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (o)	1,962	1,260
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (o)	96	2
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (o)	717	336
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (o)	391	370
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (h)(o)	1,068	993
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (o)	1,396	212
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)	655	0*
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (o)	87	20
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.4788% 11/25/37 (o)	8,721	7,871
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (o)	1,404	1,180
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	1,218	1,162
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (o)	3,836	3,822
Class B, 0.4519% 6/15/12 (o)	424	417
Class C, 0.7319% 6/15/12 (o)	254	249
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Swift Master Auto Receivables Trust: - continued
Series 2007-2 Class A, 0.8819% 10/15/12 (o)	$ 2,863	$ 2,850
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (o)	32	23
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (h)(o)	2,127	106
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	591	616
Series 2007-A Class A3, 5.28% 2/13/12	427	428
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (o)	4,027	3,974
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (h)	511	519
Series 2006-2A:
Class B, 5.29% 6/20/12 (h)	408	419
Class D, 5.54% 12/20/12 (h)	582	592
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)	974	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (o)	504	9
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (h)(o)	9,213	9,078
Series 2007-A2 Class A2, 0.2619% 5/15/14 (h)(o)	4,900	4,895
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)	8,635	8,868
Series 2007-A5A Class A5, 0.9819% 10/15/14 (h)(o)	1,190	1,191
Series 2007-C1 Class C1, 0.6319% 5/15/14 (h)(o)	5,706	5,698
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)	8	0*
Series 2006-2 Class A2, 0.3288% 7/25/36 (o)	94	93
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (h)(o)	1,964	236
TOTAL ASSET-BACKED SECURITIES (Cost $202,270)		208,118
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (h)(o)	1,568	627
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (o)	73	17
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Commercial Mortgage Trust Series 2007-2: - continued
Class C, 5.6986% 4/10/49 (o)	$ 194	$ 43
Class D, 5.6986% 4/10/49 (o)	97	18
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (o)	2,160	1,915
Series 2004-1 Class 2A2, 3.676% 10/25/34 (o)	2,315	2,019
Series 2004-A Class 2A2, 4.4789% 2/25/34 (o)	1,189	1,075
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (o)	157	132
Class 2A2, 4.5532% 3/25/34 (o)	1,349	1,184
Series 2004-D Class 2A2, 3.8658% 5/25/34 (o)	2,236	1,975
Series 2004-G Class 2A7, 3.9253% 8/25/34 (o)	1,977	1,741
Series 2004-H Class 2A1, 3.7605% 9/25/34 (o)	1,745	1,493
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (b)(h)(o)	41,313	3,185
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (o)	2,733	2,052
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (b)(h)(o)	4,528	58
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (o)	558	488
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (o)	4,358	4,015
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (o)	1,314	1,373
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (o)	1,487	1,368
Class A4, 3.0036% 8/25/34 (o)	1,240	1,138
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)	1,468	294
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (h)(o)	1,314	1,245
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (o)	28	28
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (o)	285	265
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (o)	239	232
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (o)	$ 54	$ 39
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (o)	1,860	1,686
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (h)(o)	3,771	3,612
Class C2, 0.7213% 10/18/54 (h)(o)	1,263	1,162
Class M2, 0.5013% 10/18/54 (h)(o)	2,165	1,979
Series 2007-1A Class C2, 0.8013% 10/18/54 (h)(o)	321	318
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (h)(o)	3,161	2,873
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (h)(o)	3,418	3,256
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (o)	206	72
Series 2006-1A Class C2, 0.8288% 12/20/54 (h)(o)	7,110	2,489
Series 2006-2 Class C1, 0.6988% 12/20/54 (o)	5,920	2,013
Series 2006-3 Class C2, 0.7288% 12/20/54 (o)	1,233	432
Series 2006-4:
Class B1, 0.3188% 12/20/54 (o)	4,556	3,098
Class C1, 0.6088% 12/20/54 (o)	2,785	975
Class M1, 0.3988% 12/20/54 (o)	1,198	743
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (o)	2,417	822
Class 1M1, 0.3788% 12/20/54 (o)	1,611	967
Class 2C1, 0.6588% 12/20/54 (o)	1,098	373
Class 2M1, 0.4788% 12/20/54 (o)	2,067	1,240
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (o)	2,864	1,002
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (o)	472	224
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (o)	770	630
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (o)	441	255
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (o)	236	77
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)	121	123
Class A3, 5.447% 6/12/47 (o)	2,492	2,509
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (o)	$ 2,355	$ 1,821
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (o)	2,250	2,164
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (o)	1,742	1,642
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (o)	3,071	2,789
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	591	596
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (h)(o)	426	193
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (o)	1,392	571
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (o)	545	3
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (o)	2,192	1,174
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (h)(o)	273	205
Class C, 0.4219% 6/15/22 (h)(o)	1,682	1,093
Class D, 0.4319% 6/15/22 (h)(o)	647	356
Class E, 0.4419% 6/15/22 (h)(o)	1,035	538
Class F, 0.4719% 6/15/22 (h)(o)	1,683	791
Class G, 0.5419% 6/15/22 (h)(o)	387	174
Class H, 0.5619% 6/15/22 (h)(o)	778	311
Class J, 0.6019% 6/15/22 (h)(o)	906	317
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.125% 8/25/34 (o)	1,983	1,732
Series 2005-A2 Class A7, 3.0982% 2/25/35 (o)	2,110	1,884
Series 2006-A6 Class A4, 3.6193% 10/25/33 (o)	1,699	1,484
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)	5,626	5,788
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (o)	2,978	2,294
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (o)	3,232	198
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (o)	2,452	2,380
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (o)	973	777
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (h)(o)	2,265	1,064
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2003-B:
Class B6, 3.0784% 7/10/35 (h)(o)	$ 482	$ 252
Series 2004-A:
Class B4, 1.4284% 2/10/36 (h)(o)	748	391
Class B5, 1.9284% 2/10/36 (h)(o)	499	266
Series 2004-B:
Class B4, 1.3284% 2/10/36 (h)(o)	592	302
Class B5, 1.7784% 2/10/36 (h)(o)	434	186
Class B6, 2.2284% 2/10/36 (h)(o)	154	48
Series 2004-C:
Class B4, 1.1784% 9/10/36 (h)(o)	774	359
Class B5, 1.5784% 9/10/36 (h)(o)	862	385
Class B6, 1.9784% 9/10/36 (h)(o)	160	57
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,202	1,030
Series 2004-SL3 Class A1, 7% 8/25/16	101	87
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (h)(o)	511	425
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	185	171
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (o)	47	24
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (h)(o)	83	71
Series 2003-15A Class 4A, 5.3948% 4/25/33 (o)	569	528
Series 2003-20 Class 1A1, 5.5% 7/25/33	565	565
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (o)	3,593	1,905
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3506% 7/25/36 (o)	13,831	13,450
Series 2006-5 Class A1, 0.3488% 6/25/36 (o)	5,878	5,690
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (o)	12	12
Series 2003-AR8 Class A, 2.8492% 8/25/33 (o)	1,028	941
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (o)	2,695	2,296
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.0947% 12/25/34 (o)	954	891
Series 2004-H Class A1, 4.5283% 6/25/34 (o)	2,065	2,030
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-W Class A9, 2.9948% 11/25/34 (o)	$ 4,976	$ 4,589
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (o)	753	715
Series 2005-AR12:
Class 2A5, 3.2077% 7/25/35 (o)	12,260	10,833
Class 2A6, 3.2077% 7/25/35 (o)	626	564
Series 2005-AR2 Class 2A2, 3.7412% 3/25/35 (o)	3,341	2,981
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (o)	1,141	997
TOTAL PRIVATE SPONSOR		146,329
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	1,636	1,639
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $119,479)		147,968
Commercial Mortgage Securities - 2.2%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (o)	1,537	1,641
Class A2, 7.1267% 2/14/43 (o)	966	1,049
Class A3, 7.1767% 2/14/43 (o)	1,043	1,132
Class PS1, 1.5186% 2/14/43 (b)(o)	4,629	166
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (o)	1,534	1,606
Series 2006-4 Class A1, 5.363% 7/10/46 (o)	632	644
Series 2006-5:
Class A1, 5.185% 9/10/47	812	823
Class A2, 5.317% 9/10/47	5,071	5,237
Class A3, 5.39% 9/10/47	1,832	1,875
Series 2006-6 Class A3, 5.369% 12/10/16	2,628	2,697
Series 2007-2 Class A1, 5.421% 4/10/49	499	516
Series 2007-4 Class A3, 5.8113% 2/10/51 (o)	1,310	1,341
Series 2006-6 Class E, 5.619% 10/10/45 (h)	759	109
Series 2007-3:
Class A3, 5.6579% 6/10/49 (o)	2,194	2,246
Class A4, 5.6579% 6/10/49 (o)	2,739	2,443
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	$ 150	$ 150
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	2,691
Series 2004-2:
Class A3, 4.05% 11/10/38	1,675	1,687
Class A4, 4.153% 11/10/38	1,666	1,635
Series 2004-4 Class A3, 4.128% 7/10/42	245	245
Series 2005-1 Class A3, 4.877% 11/10/42	2,808	2,807
Series 2006-1 Class A1, 5.219% 9/10/45 (o)	1,477	1,496
Series 2007-1 Class A2, 5.381% 1/15/49	3,695	3,810
Series 2001-3 Class H, 6.562% 4/11/37 (h)	735	735
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)	329	302
Class K, 6.15% 5/11/35 (h)	611	524
Series 2003-2 Class XP, 0.293% 3/11/41 (b)(h)(o)	16,244	43
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)	4,082	4,156
Series 2005-6 Class A3, 5.1785% 9/10/47 (o)	2,365	2,420
Series 2007-1 Class B, 5.543% 1/15/49	791	220
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (h)(o)	564	479
Class D, 0.5919% 3/15/22 (h)(o)	572	475
Class E, 0.6319% 3/15/22 (h)(o)	472	382
Class F, 0.7019% 3/15/22 (h)(o)	676	514
Class G, 0.7619% 3/15/22 (h)(o)	438	307
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (h)(o)	844	701
Class D, 0.4419% 10/15/19 (h)(o)	1,031	825
Class E, 0.4719% 10/15/19 (h)(o)	956	727
Class F, 0.5419% 10/15/19 (h)(o)	2,868	1,951
Class G, 0.5619% 10/15/19 (h)(o)	1,350	783
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (h)(o)	97	51
Series 2004-1:
Class A, 0.5888% 4/25/34 (h)(o)	1,656	1,275
Class B, 2.1288% 4/25/34 (h)(o)	186	85
Class M1, 0.7888% 4/25/34 (h)(o)	149	94
Class M2, 1.4288% 4/25/34 (h)(o)	137	73
Series 2004-2:
Class A, 0.6588% 8/25/34 (h)(o)	1,279	930
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-2:
Class M1, 0.8088% 8/25/34 (h)(o)	$ 220	$ 125
Series 2004-3:
Class A1, 0.5988% 1/25/35 (h)(o)	2,823	2,019
Class A2, 0.6488% 1/25/35 (h)(o)	405	255
Class M1, 0.7288% 1/25/35 (h)(o)	487	263
Class M2, 1.2288% 1/25/35 (h)(o)	232	107
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (h)(o)	2,087	1,407
Class M1, 0.6588% 8/25/35 (h)(o)	113	52
Class M2, 0.7088% 8/25/35 (h)(o)	187	80
Class M3, 0.7288% 8/25/35 (h)(o)	103	41
Class M4, 0.8388% 8/25/35 (h)(o)	95	35
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (h)(o)	831	585
Class A2, 0.6288% 11/25/35 (h)(o)	750	454
Class M1, 0.6688% 11/25/35 (h)(o)	98	45
Class M2, 0.7188% 11/25/35 (h)(o)	125	55
Class M3, 0.7388% 11/25/35 (h)(o)	112	46
Class M4, 0.8288% 11/25/35 (h)(o)	139	54
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (h)(o)	1,930	1,206
Class B1, 1.6288% 1/25/36 (h)(o)	167	52
Class M1, 0.6788% 1/25/36 (h)(o)	622	305
Class M2, 0.6988% 1/25/36 (h)(o)	187	86
Class M3, 0.7288% 1/25/36 (h)(o)	273	117
Class M4, 0.8388% 1/25/36 (h)(o)	151	57
Class M5, 0.8788% 1/25/36 (h)(o)	151	52
Class M6, 0.9288% 1/25/36 (h)(o)	160	51
Series 2006-1:
Class A2, 0.5888% 4/25/36 (h)(o)	294	173
Class M1, 0.6088% 4/25/36 (h)(o)	105	45
Class M2, 0.6288% 4/25/36 (h)(o)	111	44
Class M3, 0.6488% 4/25/36 (h)(o)	96	36
Class M4, 0.7488% 4/25/36 (h)(o)	54	19
Class M5, 0.7888% 4/25/36 (h)(o)	53	18
Class M6, 0.8688% 4/25/36 (h)(o)	105	33
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (h)(o)	4,532	3,092
Class A2, 0.5088% 7/25/36 (h)(o)	269	158
Class B1, 1.0988% 7/25/36 (h)(o)	101	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class B3, 2.9288% 7/25/36 (h)(o)	$ 152	$ 41
Class M1, 0.5388% 7/25/36 (h)(o)	283	122
Class M2, 0.5588% 7/25/36 (h)(o)	199	79
Class M3, 0.5788% 7/25/36 (h)(o)	165	62
Class M4, 0.6488% 7/25/36 (h)(o)	112	40
Class M5, 0.6988% 7/25/36 (h)(o)	137	46
Class M6, 0.7688% 7/25/36 (h)(o)	205	66
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (h)(o)	176	30
Class B2, 1.5788% 10/25/36 (h)(o)	127	19
Class B3, 2.8288% 10/25/36 (h)(o)	206	31
Class M4, 0.6588% 10/25/36 (h)(o)	194	51
Class M5, 0.7088% 10/25/36 (h)(o)	232	56
Class M6, 0.7888% 10/25/36 (h)(o)	455	91
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (h)(o)	991	667
Class A2, 0.4988% 12/25/36 (h)(o)	4,841	2,220
Class B1, 0.9288% 12/25/36 (h)(o)	155	37
Class B2, 1.4788% 12/25/36 (h)(o)	158	33
Class B3, 2.6788% 12/25/36 (h)(o)	268	49
Class M1, 0.5188% 12/25/36 (h)(o)	323	106
Class M2, 0.5388% 12/25/36 (h)(o)	215	65
Class M3, 0.5688% 12/25/36 (h)(o)	216	62
Class M4, 0.6288% 12/25/36 (h)(o)	261	71
Class M5, 0.6688% 12/25/36 (h)(o)	238	60
Class M6, 0.7488% 12/25/36 (h)(o)	215	50
Series 2007-1:
Class A2, 0.4988% 3/25/37 (h)(o)	1,010	596
Class B1, 0.8988% 3/25/37 (h)(o)	324	62
Class B2, 1.3788% 3/25/37 (h)(o)	233	37
Class B3, 3.5788% 3/25/37 (h)(o)	641	83
Class M1, 0.4988% 3/25/37 (h)(o)	283	112
Class M2, 0.5188% 3/25/37 (h)(o)	211	74
Class M3, 0.5488% 3/25/37 (h)(o)	188	58
Class M4, 0.5988% 3/25/37 (h)(o)	153	43
Class M5, 0.6488% 3/25/37 (h)(o)	236	59
Class M6, 0.7288% 3/25/37 (h)(o)	330	73
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (h)(o)	904	588
Class A2, 0.5488% 7/25/37 (h)(o)	848	398
Class B1, 1.8288% 7/25/37 (h)(o)	262	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class B2, 2.4788% 7/25/37 (h)(o)	$ 227	$ 38
Class B3, 3.5788% 7/25/37 (h)(o)	256	36
Class M1, 0.5988% 7/25/37 (h)(o)	297	104
Class M2, 0.6388% 7/25/37 (h)(o)	163	50
Class M3, 0.7188% 7/25/37 (h)(o)	164	43
Class M4, 0.8788% 7/25/37 (h)(o)	326	72
Class M5, 0.9788% 7/25/37 (h)(o)	287	57
Class M6, 1.2288% 7/25/37 (h)(o)	365	62
Series 2007-3:
Class A2, 0.5188% 7/25/37 (h)(o)	1,043	499
Class B1, 1.1788% 7/25/37 (h)(o)	232	50
Class B2, 1.8288% 7/25/37 (h)(o)	581	106
Class B3, 4.2288% 7/25/37 (h)(o)	309	47
Class M1, 0.5388% 7/25/37 (h)(o)	208	74
Class M2, 0.5688% 7/25/37 (h)(o)	221	73
Class M3, 0.5988% 7/25/37 (h)(o)	348	108
Class M4, 0.7288% 7/25/37 (h)(o)	548	151
Class M5, 0.8288% 7/25/37 (h)(o)	287	67
Class M6, 1.0288% 7/25/37 (h)(o)	218	56
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (h)(o)	339	37
Class B2, 3.6788% 9/25/37 (h)(o)	1,224	122
Class M1, 1.1788% 9/25/37 (h)(o)	326	75
Class M2, 1.2788% 9/25/37 (h)(o)	326	62
Class M4, 1.8288% 9/25/37 (h)(o)	826	124
Class M5, 1.9788% 9/25/37 (h)(o)	826	107
Class M6, 2.1788% 9/25/37 (h)(o)	829	99
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(h)	3,555	114
Series 2007-5A Class IO, 3.047% 10/25/37 (b)(h)(o)	7,846	785
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (h)(o)	884	486
Class H, 0.8819% 3/15/19 (h)(o)	595	285
Class J, 1.0819% 3/15/19 (h)(o)	447	192
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (h)(o)	653	327
Class E, 0.5319% 3/15/22 (h)(o)	3,391	1,594
Class F, 0.5819% 3/15/22 (h)(o)	2,081	895
Class G, 0.6319% 3/15/22 (h)(o)	534	214
Class H, 0.7819% 3/15/22 (h)(o)	653	235
Class J, 0.9319% 3/15/22 (h)(o)	653	183
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	640	655
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,433	1,472
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-PW14 Class A4, 5.201% 12/11/38	$ 1,698	$ 1,705
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)	1,352	1,386
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,599
Series 2007-PW16:
Class A4, 5.7189% 6/11/40 (o)	769	727
Class AAB, 5.7189% 6/11/40 (o)	6,290	6,455
Series 2007-PW17 Class A1, 5.282% 6/11/50	830	849
Series 2007-PW18:
Class A2, 5.613% 6/11/50	430	446
Class A4, 5.7% 6/11/50	5,820	5,528
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)	408	416
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (b)(h)(o)	10,186	81
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,853
Series 2006-PW14 Class X2, 0.653% 12/11/38 (b)(h)(o)	17,806	358
Series 2006-T22:
Class A1, 5.415% 4/12/38 (o)	173	175
Class A4, 5.4629% 4/12/38 (o)	164	173
Series 2007-PW15 Class A1, 5.016% 2/11/44	427	439
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (h)(o)	210	85
Class C, 5.7189% 6/11/40 (h)(o)	175	67
Class D, 5.7189% 6/11/40 (h)(o)	175	50
Series 2007-PW18 Class X2, 0.344% 6/11/50 (b)(h)(o)	122,743	1,723
Series 2007-T28:
Class A1, 5.422% 9/11/42	216	224
Class X2, 0.175% 9/11/42 (b)(h)(o)	61,386	529
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (h)(o)	1,102	728
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,544	1,601
Class XCL, 2.0744% 5/15/35 (b)(h)(o)	19,789	668
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	527	522
Class F, 7.734% 1/15/32	285	282
Series 2001-245 Class A2, 6.4842% 2/12/16 (h)(o)	1,336	1,387
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (h)(o)	$ 469	$ 331
Class G, 0.5631% 11/15/36 (h)(o)	586	373
Class H, 0.6031% 11/15/36 (h)(o)	468	276
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	9,222
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)	2,231	781
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)	2,161	2,234
Class A2, 5.7001% 12/10/49 (o)	1,600	1,665
Class A4, 5.7001% 12/10/49 (o)	2,972	2,829
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (o)	548	559
Series 2007-CD4:
Class A1, 4.977% 12/11/49	298	302
Class A2A, 5.237% 12/11/49	1,169	1,219
Class A4, 5.322% 12/11/49	1,949	1,763
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,253
Class C, 5.476% 12/11/49	2,474	619
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (o)	60	61
Series 2007-C3 Class A3, 5.8203% 5/15/46 (o)	1,314	1,327
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	986
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (h)(o)	2,943	2,296
Class C, 0.5019% 4/15/17 (h)(o)	1,057	761
Class D, 0.5419% 4/15/17 (h)(o)	1,043	678
Class E, 0.6019% 4/15/17 (h)(o)	332	199
Class F, 0.6419% 4/15/17 (h)(o)	188	100
Class G, 0.7819% 4/15/17 (h)(o)	188	85
Class H, 0.8519% 4/15/17 (h)(o)	188	60
Class J, 1.0819% 4/15/17 (h)(o)	144	36
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (h)(o)	1,359	1,250
Class D, 0.5719% 11/15/17 (h)(o)	71	63
Class E, 0.6219% 11/15/17 (h)(o)	251	213
Class F, 0.6819% 11/15/17 (h)(o)	277	216
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class G, 0.7319% 11/15/17 (h)(o)	$ 192	$ 128
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (h)(o)	1,872	1,441
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)	48	49
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,733
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (h)	2,221	2,183
Series 2007-C9 Class A4, 5.816% 12/10/49 (o)	2,907	2,822
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (b)(h)(o)	4,109	32
Series 2006-C8:
Class B, 5.44% 12/10/46	2,276	743
Class XP, 0.4838% 12/10/46 (b)(o)	21,898	311
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (o)	84	84
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	542	552
Class AJ, 5.373% 12/15/39	2,661	1,126
Series 2007-C2:
Class A1, 5.269% 1/15/49	85	87
Class A2, 5.448% 1/15/49 (o)	9,295	9,551
Class A3, 5.542% 1/15/49 (o)	2,628	2,193
Series 2007-C3:
Class A1, 5.664% 6/15/39 (o)	221	226
Class A4, 5.7225% 6/15/39 (o)	790	665
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,479	7,659
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (b)(o)	13,903	289
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)	1,189	997
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (h)(o)	4,688	1,500
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	178	178
Series 2001-CK6 Class B, 6.582% 8/15/36	1,314	1,386
Series 2002-CP5 Class A1, 4.106% 12/15/35	158	161
Series 2004-C1:
Class A3, 4.321% 1/15/37	393	399
Class A4, 4.75% 1/15/37	612	626
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 1998-C1 Class D, 7.17% 5/17/40	$ 254	$ 258
Series 1999-C1 Class E, 7.8926% 9/15/41 (o)	609	609
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (b)(o)	3,760	49
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (b)(h)(o)	12,102	270
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (b)(h)(o)	12,253	34
Series 2006-C1 Class A3, 5.5483% 2/15/39 (o)	6,938	7,093
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (h)(o)	497	298
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (h)(o)	2,047	1,023
0.5019% 2/15/22 (h)(o)	731	256
Class F, 0.5519% 2/15/22 (h)(o)	1,462	468
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	114	116
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (b)(o)	25,747	334
Class B, 5.487% 2/15/40 (h)(o)	2,009	211
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	730	730
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	468	449
Class G, 6.936% 3/15/33 (h)	865	794
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	7,963	6,872
Series 2001-1 Class X1, 1.0456% 5/15/33 (b)(h)(o)	13,465	135
Series 2004-C1 Class X2, 1.1162% 11/10/38 (b)(h)(o)	11,953	108
Series 2005-C1 Class B, 4.846% 6/10/48 (o)	375	199
Series 2007-C1 Class XP, 0.2074% 12/10/49 (b)(o)	32,342	220
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6546% 12/10/38 (b)(h)(o)	12,931	64
Series 2004-C3 Class X2, 0.6292% 12/10/41 (b)(o)	1,798	18
Series 2005-C1 Class X2, 0.6812% 5/10/43 (b)(o)	6,015	71
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (h)(o)	$ 494	$ 267
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	839	847
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,631	1,695
Class A2, 5.597% 12/10/49	2,628	2,678
Series 2007-GG9:
Class A1, 5.233% 3/10/39	123	124
Class A4, 5.444% 3/10/39	3,820	3,629
Series 2003-C1 Class XP, 2.0344% 7/5/35 (b)(h)(o)	7,810	42
Series 2003-C2 Class XP, 0.8642% 1/5/36 (b)(h)(o)	12,071	87
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (b)(h)(o)	25,274	363
Series 2006-GG7 Class A3, 5.883% 7/10/38 (o)	3,464	3,501
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (b)(h)	32,239	355
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (h)(o)	66	47
Class D, 0.5084% 6/6/20 (h)(o)	313	175
Class E, 0.5984% 6/6/20 (h)(o)	363	202
Class F, 0.6684% 6/6/20 (h)(o)	916	504
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (h)(o)	1,650	1,403
Class D, 0.5984% 3/6/20 (h)(o)	3,090	2,596
Class F, 0.7084% 3/6/20 (h)(o)	136	113
Class G, 0.7484% 3/6/20 (h)(o)	67	55
Class H, 0.8784% 3/6/20 (h)(o)	62	51
Class J, 1.0784% 3/6/20 (h)(o)	85	68
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (h)	2,064	2,176
Series 2004-GG2 Class A4, 4.964% 8/10/38	407	418
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (b)(h)(o)	25,783	395
Series 2006-GG6 Class A2, 5.506% 4/10/38	7,705	7,856
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,971	2,031
Series 2007-GG10:
Class A1, 5.69% 8/10/45	506	525
Class A2, 5.778% 8/10/45	626	651
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer: - continued
Class A4, 5.8051% 8/10/45 (o)	$ 11,472	$ 10,221
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9676% 1/15/38 (b)(h)(o)	2,940	28
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (b)(h)(o)	4,135	33
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4019% 11/15/18 (h)(o)	1,096	679
Class C, 0.4419% 11/15/18 (h)(o)	779	444
Class D, 0.4619% 11/15/18 (h)(o)	346	180
Class E, 0.5119% 11/15/18 (h)(o)	497	248
Class F, 0.5619% 11/15/18 (h)(o)	746	343
Class G, 0.5919% 11/15/18 (h)(o)	647	284
Class H, 0.7319% 11/15/18 (h)(o)	497	199
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (o)	3,908	3,978
Series 2006-CB15 Class A3, 5.819% 6/12/43 (o)	1,978	2,024
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,054	1,054
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	831
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (o)	624	637
Series 2007-CB19 Class A4, 5.746% 2/12/49 (o)	4,608	4,375
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (o)	3,689	3,840
Series 2007-LDP10 Class A1, 5.122% 1/15/49	110	112
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,616	3,300
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (o)	1,183	651
Series 2005-CB13 Class E, 5.3496% 1/12/43 (h)(o)	665	192
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,850	10,030
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	394
Series 2007-CB19:
Class B, 5.746% 2/12/49 (o)	112	37
Class C, 5.746% 2/12/49 (o)	294	92
Class D, 5.746% 2/12/49 (o)	309	91
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)	251	39
Class CS, 5.466% 1/15/49 (o)	108	11
Class ES, 5.5453% 1/15/49 (h)(o)	679	78
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (h)	542	541
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	$ 601	$ 620
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	252	261
Series 2001-C3 Class A1, 6.058% 6/15/20	51	51
Series 2006-C1:
Class A2, 5.084% 2/15/31	630	639
Class A4, 5.156% 2/15/31	499	510
Series 2006-C3 Class A1, 5.478% 3/15/39	76	77
Series 2006-C6:
Class A1, 5.23% 9/15/39	174	177
Class A2, 5.262% 9/15/39 (o)	2,293	2,356
Series 2006-C7:
Class A1, 5.279% 11/15/38	148	151
Class A2, 5.3% 11/15/38	1,445	1,488
Class A3, 5.347% 11/15/38	979	976
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)	200	204
Class A4, 5.424% 2/15/40	4,069	3,766
Series 2007-C2:
Class A1, 5.226% 2/15/40	154	157
Class A3, 5.43% 2/15/40	2,923	2,724
Series 2000-C5 Class E, 7.29% 12/15/32	92	92
Series 2001-C3 Class B, 6.512% 6/15/36	2,540	2,601
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,418
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (b)(h)(o)	5,513	13
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (b)(h)(o)	25,966	253
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)	402	405
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (b)(o)	4,430	64
Series 2006-C3 Class A3 5.689% 3/15/32	730	756
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (b)(o)	7,469	146
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)	2,891	772
Class D, 5.563% 2/15/40 (o)	526	131
Class E, 5.582% 2/15/40 (o)	263	57
Class XCP, 0.4741% 2/15/40 (b)(o)	3,002	41
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)	1,642	1,519
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,297	4,091
Class XCP, 0.2983% 9/15/45 (b)(o)	105,736	1,195
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (h)	$ 376	$ 382
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (h)	1,989	1,750
Class C, 4.13% 11/20/37 (h)	5,669	4,705
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (h)(o)	421	302
Class E, 0.5219% 9/15/21 (h)(o)	1,518	1,050
Class F, 0.5719% 9/15/21 (h)(o)	1,255	744
Class G, 0.5919% 9/15/21 (h)(o)	2,478	1,101
Class H, 0.6319% 9/15/21 (h)(o)	639	222
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,471
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	246	247
Series 2007-C1 Class A1, 4.533% 6/12/50	566	576
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (o)	2,158	2,199
Series 2005-LC1 Class F, 5.3781% 1/12/44 (h)(o)	1,143	350
Series 2006-C1 Class A2, 5.6114% 5/12/39 (o)	1,853	1,902
Series 2007-C1 Class A4, 5.8284% 6/12/50 (o)	4,974	4,594
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	2,577
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (o)	612	571
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,398	1,435
Series 2006-4 Class ASB, 5.133% 12/12/49 (o)	1,129	1,148
Series 2007-5:
Class A1, 4.275% 8/12/48	78	79
Class A3, 5.364% 8/12/48	512	501
Class A4, 5.378% 8/12/48	53	44
Class B, 5.479% 2/12/17	3,942	266
Series 2007-6:
Class A1, 5.175% 3/12/51	94	96
Class A4, 5.485% 3/12/51 (o)	10,897	9,231
Series 2007-7 Class A4, 5.747% 6/12/50 (o)	4,599	4,047
Series 2007-8 Class A1, 4.622% 8/12/49	396	405
Series 2006-2 Class A4, 5.9102% 6/12/46 (o)	798	824
Series 2006-4 Class XP, 0.6256% 12/12/49 (b)(o)	30,160	618
Series 2007-6 Class B, 5.635% 3/12/51 (o)	1,314	347
Series 2007-7 Class B, 5.75% 6/12/50	114	17
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-8 Class A3, 5.9573% 8/12/49 (o)	$ 1,133	$ 1,056
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (h)(o)	27	22
Series 2006-XLF:
Class C, 1.429% 7/15/19 (h)(o)	903	124
Class F, 0.549% 7/15/19 (h)(o)	1,265	911
Class G, 0.589% 7/15/19 (h)(o)	719	410
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (h)(o)	2,891	1,149
Series 2007-XLCA Class B, 0.7288% 7/17/17 (h)(o)	2,413	48
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (h)(o)	754	264
Class D, 0.419% 10/15/20 (h)(o)	732	183
Class E, 0.479% 10/15/20 (h)(o)	916	137
Class F, 0.529% 10/15/20 (h)(o)	550	55
Class G, 0.4719% 10/15/20 (h)(o)	680	54
Class H, 0.659% 10/15/20 (h)(o)	428	21
Class J, 0.809% 10/15/20 (h)(o)	488	15
Class MHRO, 0.9219% 10/15/20 (h)(o)	541	69
Class MJPM, 1.2319% 10/15/20 (h)(o)	165	18
Class MSTR, 0.9319% 10/15/20 (h)(o)	308	49
Class NHRO, 1.119% 10/15/20 (h)(o)	819	96
Class NSTR, 1.079% 10/15/20 (h)(o)	284	39
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (b)(h)(o)	4,046	51
Series 2004-HQ3 Class A2, 4.05% 1/13/41	355	357
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,951	1,947
Series 2006-HQ10 Class A1, 5.131% 11/12/41	348	356
Series 2006-HQ8 Class A1, 5.124% 3/12/44	8	8
Series 2006-T23 Class A1, 5.682% 8/12/41	973	1,002
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	355	364
Class A31, 5.439% 2/12/44 (o)	666	666
Series 2007-IQ13 Class A1, 5.05% 3/15/44	371	381
Series 2007-IQ14 Class A1, 5.38% 4/15/49	914	939
Series 2007-T25:
Class A1, 5.391% 11/12/49	296	306
Class A2, 5.507% 11/12/49	1,292	1,345
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (b)(h)(o)	$ 8,502	$ 88
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (b)(h)(o)	15,442	291
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (b)(h)(o)	10,222	140
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (o)	2,038	2,099
Series 2006-HQ9 Class B, 5.832% 7/12/44 (o)	1,950	790
Series 2006-IQ11:
Class A3, 5.7351% 10/15/42 (o)	2,181	2,285
Class A4, 5.7711% 10/15/42 (o)	394	410
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,314	509
Series 2006-T23 Class A3, 5.8074% 8/12/41 (o)	671	700
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)	2,383	846
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (o)	645	671
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)	1,971	1,741
Class AAB, 5.654% 4/15/49	3,520	3,554
Class B, 5.7311% 4/15/49 (o)	323	103
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (h)(o)	3,251	171
Class D, 0.929% 7/17/17 (h)(o)	1,529	80
Class E, 1.029% 7/17/17 (h)(o)	1,242	65
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	22	23
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	1,947	1,970
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	174	182
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)	1,117	1,154
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (h)(o)	1,401	1,398
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (h)(o)	1,791	847
Class F, 0.5731% 8/11/18 (h)(o)	2,061	884
Class G, 0.5931% 8/11/18 (h)(o)	1,953	804
Class J, 0.8331% 8/11/18 (h)(o)	434	109
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (h)(o)	142	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP2, 1.0319% 6/15/20 (h)(o)	$ 237	$ 71
Class F, 0.7119% 6/15/20 (h)(o)	4,581	825
Class LXR1, 0.9319% 6/15/20 (h)(o)	162	65
Class LXR2, 1.0319% 6/15/20 (h)(o)	3,121	936
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	400	404
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	2,606	2,633
Series 2003-C8 Class A3, 4.445% 11/15/35	5,722	5,774
Series 2006-C27 Class A2, 5.624% 7/15/45	1,174	1,213
Series 2006-C29:
Class A1, 5.11% 11/15/48	910	928
Class A3, 5.313% 11/15/48	3,490	3,556
Series 2007-C30:
Class A1, 5.031% 12/15/43	154	157
Class A3, 5.246% 12/15/43	1,128	1,114
Class A4, 5.305% 12/15/43	386	363
Class A5, 5.342% 12/15/43	1,406	1,169
Series 2007-C31:
Class A1, 5.14% 4/15/47	188	191
Class A4, 5.509% 4/15/47	2,970	2,530
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (o)	4,582	4,740
Class A3, 5.7403% 6/15/49 (o)	2,231	1,988
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(o)	624	461
Series 2003-C8 Class XP, 0.3153% 11/15/35 (b)(h)(o)	5,614	16
Series 2003-C9 Class XP, 0.4734% 12/15/35 (b)(h)(o)	6,278	24
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (h)(o)	1,010	859
Class 180B, 5.5782% 10/15/41 (h)(o)	460	368
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	771
Series 2005-C22:
Class B, 5.3602% 12/15/44 (o)	2,914	1,372
Class F, 5.3602% 12/15/44 (h)(o)	2,191	496
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)	7,210	7,145
Series 2006-C29 Class E, 5.516% 11/15/48 (o)	1,314	279
Series 2007-C30:
Class C, 5.483% 12/15/43 (o)	3,942	864
Class D, 5.513% 12/15/43 (o)	2,102	370
Class XP, 0.434% 12/15/43 (b)(h)(o)	15,623	227
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6929% 4/15/47 (o)	$ 361	$ 68
Series 2007-C31A Class A2, 5.421% 4/15/47	8,470	8,752
Series 2007-C32:
Class D, 5.7403% 6/15/49 (o)	987	171
Class E, 5.7403% 6/15/49 (o)	1,556	241
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (o)	870	728
Series 2007-C33 Class B, 5.9013% 2/15/51 (o)	2,209	617
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $392,892)		447,273
Municipal Securities - 0.1%

California Gen. Oblig.:
7.5% 4/1/34	4,700	4,598
7.55% 4/1/39	6,151	6,010
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	5,980	6,104
TOTAL MUNICIPAL SECURITIES (Cost $16,971)		16,712
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,624)	2,462	2,699
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $178)	196	208
Bank Notes - 0.0%

National City Bank, Cleveland 0.3556% 3/1/13 (o) (Cost $665)	790	766
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (o)	$ 851	$ 675
MUFG Capital Finance 1 Ltd. 6.346% (o)	3,342	3,286
		3,961
TOTAL PREFERRED SECURITIES (Cost $2,517)		3,961
Fixed-Income Funds - 14.3%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (p)	7,072,578	747,996
Fidelity High Income Central Fund 2 (p)	3,949,022	408,329
Fidelity Mortgage Backed Securities Central Fund (p)	16,664,488	1,721,108
TOTAL FIXED-INCOME FUNDS (Cost $2,757,848)		2,877,433
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.16% (q)	1,426,461,121	1,426,461
Fidelity Securities Lending Cash Central Fund, 0.17% (c)(q)	39,371,090	39,371
TOTAL MONEY MARKET FUNDS (Cost $1,465,832)		1,465,832
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.1%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $37)	$ 37	37
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $18,733,177)		20,256,252
NET OTHER ASSETS - (0.7)%		(136,241)
NET ASSETS - 100%		$ 20,120,011
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,732 CME E-mini S&P 500 Index Contracts	March 2010
TOTAL EQUITY INDEX CONTRACTS		$ 150,724	$ 1,052

The face value of futures purchased as a percentage of net assets - 0.7%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,215,000) (n)

	Sept. 2037	$ 14,167	$ (13,600)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (n)	Sept. 2037	11,537	(11,075)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $407,000) (n)	Sept. 2037	1,527	(1,466)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (n)	Sept. 2037	11,537	(11,075)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,882,000) (n)

	Sept. 2037	$ 11,113	$ (10,668)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,559,000) (n)	Sept. 2037	9,755	(9,365)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (m)	Dec. 2034	613	(598)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (m)	Oct. 2034	1,026	(1,007)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (m)	Oct. 2034	1,026	(1,006)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (m)	June 2035	806	(768)
TOTAL CREDIT DEFAULT SWAPS		63,107	(60,628)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.79% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2012	$ 440,000	$ 7,870
Receive semi-annually a fixed rate equal to 1.9725% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	230,000	4,844
Receive semi-annually a fixed rate equal to 2.0015% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	220,000	4,768
Receive semi-annually a fixed rate equal to 2.692% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2014	210,000	5,231
Receive semi-annually a fixed rate equal to 3.0975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2014	140,000	4,730
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	120,000	19,261
TOTAL INTEREST RATE SWAPS		1,360,000	46,704
		$ 1,423,107	$ (13,924)
Legend
(a) Non-income producing

(b) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $470,160,000 or 2.3% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,997,000.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $36,342,000.

(m) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(q) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,981,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
East West Bancorp, Inc.	11/6/09	$ 3,995
East West Bancorp, Inc. Series C	11/6/09	$ 7,630
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$37,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 18
Banc of America Securities LLC	3
Bank of America, NA	6
Citigroup Global Markets, Inc.	1
Credit Suisse Securities (USA) LLC	2
RBS Securities, Inc.	1
J.P. Morgan Securities, Inc.	2
Mizuho Securities USA, Inc.	2
RBC Capital Markets Corp.	2
$ 37
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,254
Fidelity Corporate Bond 1-10 Year Central Fund	19,408
Fidelity High Income Central Fund 2	16,118
Fidelity Mortgage Backed Securities Central Fund	34,549
Fidelity Securities Lending Cash Central Fund	325
Total	$ 71,654
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 718,362	$ -	$ -	$ 747,996	31.1%
Fidelity High Income Central Fund 2	381,730	118,176	126,737	408,329	81.4%
Fidelity Mortgage Backed Securities Central Fund	1,664,079	34,548	-	1,721,108	21.9%
Total	$ 2,764,171	$ 152,724	$ 126,737	$ 2,877,433
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ellora Energy, Inc.	$ 9,717	$ -	$ -	$ -	$ 11,631
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,141,078	$ 1,141,078	$ -	$ -
Consumer Staples	1,363,259	1,363,259	-	-
Energy	1,302,669	1,278,938	12,100	11,631
Financials	1,896,647	1,852,946	43,701	-
Health Care	1,431,111	1,431,111	-	-
Industrials	1,229,348	1,229,348	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 2,201,765	$ 2,201,765	$ -	$ -
Materials	401,658	401,658	-	-
Telecommunication Services	357,492	357,492	-	-
Utilities	415,057	415,057	-	-
Corporate Bonds	1,522,541	-	1,522,541	-
U.S. Government and Government Agency Obligations	1,494,560	-	1,494,560	-
U.S. Government Agency - Mortgage Securities	328,060	-	328,060	-
Asset-Backed Securities	208,118	-	183,140	24,978
Collateralized Mortgage Obligations	147,968	-	137,164	10,804
Commercial Mortgage Securities	447,273	-	408,707	38,566
Municipal Securities	16,712	-	16,712	-
Foreign Government and Government Agency Obligations	2,699	-	2,699	-
Supranational Obligations	208	-	208	-
Bank Notes	766	-	766	-
Preferred Securities	3,961	-	3,961	-
Fixed-Income Funds	2,877,433	2,877,433	-	-
Money Market Funds	1,465,832	1,465,832	-	-
Cash Equivalents	37	-	37	-
Total Investments in Securities:	$ 20,256,252	$ 16,015,917	$ 4,154,356	$ 85,979
Derivative Instruments:
Assets
Futures Contracts	$ 1,052	$ 1,052	$ -	$ -
Swap Agreements	46,704	-	46,704	-
Total Assets	$ 47,756	$ 1,052	$ 46,704	$ -
Liabilities
Swap Agreements	$ (60,628)	$ -	$ -	$ (60,628)
Total Derivative Instruments:	$ (12,872)	$ 1,052	$ 46,704	$ (60,628)
Other Financial Instruments
Forward Commitments	$ 47	$ -	$ 47	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 97,049
Total Realized Gain (Loss)	1,646
Total Unrealized Gain (Loss)	22,059
Cost of Purchases	205
Proceeds of Sales	(10,681)
Amortization/Accretion	1,599
Transfers in/out of Level 3	(25,898)
Ending Balance	$ 85,979
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 9,751
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (4,273)
Total Unrealized Gain (Loss)	11,035
Transfers in/out of Level 3	(67,390)
Ending Balance	$ (60,628)
Realized gain (loss) on Swap Agreements for the period	$ (7,875)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 11,035

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (60,628)
Equity Risk
Futures Contracts (a)	1,052	-
Interest Rate Risk
Swap Agreements (b)	46,704	-
Total Value of Derivatives	$ 47,756	$ (60,628)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	19.5%
AAA,AA,A	9.2%
BBB	5.2%
BB	0.9%
B	1.3%
CCC,CC,C	0.4%
D	0.0% *
Not Rated	0.0% *
Equities	59.1%
Short-Term Investments and Net Other Assets	4.4%
100.0%
* Amounts represent less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.6%
United Kingdom	2.1%
Canada	1.2%
Netherlands	1.0%
Others (individually less than 1%)	6.1%
100.0%
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $1,905,192,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $1,689,160,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,757 and repurchase agreements of $37) - See accompanying schedule: Unaffiliated issuers (cost $14,491,141)	$ 15,901,356
Fidelity Central Funds (cost $4,223,680)	4,343,265
Other affiliated issuers (cost $18,356)	11,631
Total Investments (cost $18,733,177)		$ 20,256,252
Commitment to sell securities on a delayed delivery basis	(43,743)
Receivable for securities sold on a delayed delivery basis	43,790	47
Receivable for investments sold, regular delivery		157,891
Receivable for swap agreements		17
Receivable for fund shares sold		15,707
Dividends receivable		25,702
Interest receivable		31,961
Distributions receivable from Fidelity Central Funds		460
Receivable for daily variation on futures contracts		150
Unrealized appreciation on swap agreements		46,704
Prepaid expenses		62
Other receivables		1,099
Total assets		20,536,052

Liabilities
Payable to custodian bank	$ 318
Payable for investments purchased Regular delivery	178,450
Delayed delivery	108,317
Payable for swap agreements	738
Payable for fund shares redeemed	15,646
Unrealized depreciation on swap agreements	60,628
Accrued management fee	6,777
Other affiliated payables	3,241
Other payables and accrued expenses	2,555
Collateral on securities loaned, at value	39,371
Total liabilities		416,041

Net Assets		$ 20,120,011
Net Assets consist of:
Paid in capital		$ 22,097,111
Undistributed net investment income		87,109
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,580,406)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,516,197
Net Assets		$ 20,120,011

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Balanced: Net Asset Value, offering price and redemption price per share ($17,794,470 ÷ 1,087,875 shares)	$ 16.36

Class K: Net Asset Value, offering price and redemption price per share ($2,325,541 ÷ 142,160 shares)	$ 16.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 93,447
Interest		111,442
Income from Fidelity Central Funds		71,654
Total income		276,543

Expenses
Management fee	$ 40,922
Transfer agent fees	18,712
Accounting and security lending fees	1,001
Custodian fees and expenses	287
Independent trustees' compensation	60
Registration fees	101
Audit	103
Legal	92
Interest	1
Miscellaneous	176
Total expenses before reductions	61,455
Expense reductions	(1,598)	59,857
Net investment income (loss)		216,686
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	566,283
Fidelity Central Funds	(2,970)
Foreign currency transactions	(1,126)
Futures contracts	8,692
Swap agreements	(69)
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		570,813
Change in net unrealized appreciation (depreciation) on: Investment securities	636,514
Assets and liabilities in foreign currencies	3
Futures contracts	(6,334)
Swap agreements	30,249
Delayed delivery commitments	4,860
Total change in net unrealized appreciation (depreciation)		665,292
Net gain (loss)		1,236,105
Net increase (decrease) in net assets resulting from operations		$ 1,452,791

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 216,686	$ 498,831
Net realized gain (loss)	570,813	(4,149,235)
Change in net unrealized appreciation (depreciation)	665,292	483,773
Net increase (decrease) in net assets resulting from operations	1,452,791	(3,166,631)
Distributions to shareholders from net investment income	(246,251)	(489,550)
Distributions to shareholders from net realized gain	(12,403)	(41,988)
Total distributions	(258,654)	(531,538)
Share transactions - net increase (decrease)	(312,696)	(2,443,125)
Total increase (decrease) in net assets	881,441	(6,141,294)

Net Assets
Beginning of period	19,238,570	25,379,864
End of period (including undistributed net investment income of $87,109 and undistributed net investment income of $116,674, respectively)	$ 20,120,011	$ 19,238,570

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2006 I	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.17	.38	.42	.44	.04	.36	.29
Net realized and unrealized gain (loss)	1.00	(2.29)	(1.76)	2.13	.36	1.01	2.60
Total from investment operations	1.17	(1.91)	(1.34)	2.57	.40	1.37	2.89
Distributions from net investment income	(.20)	(.37)	(.43)	(.43)	-	(.31)	(.29)
Distributions from net realized gain	(.01)	(.03)	(1.18)	(1.04)	-	(.63)	(.44)
Total distributions	(.21)	(.40)	(1.61)	(1.47)	-	(.94)	(.73)
Net asset value, end of period	$ 16.36	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73
Total Return B, C	7.63%	(10.48)%	(7.28)%	13.96%	2.09%	7.54%	18.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.63% A	.68%	.61%	.61%	.64% A	.64%	.65%
Expenses net of fee waivers, if any	.63% A	.68%	.61%	.61%	.64% A	.64%	.65%
Expenses net of all reductions	.61% A	.68%	.61%	.60%	.63% A	.63%	.64%
Net investment income (loss)	2.15% A	2.78%	2.22%	2.20%	2.35% A	1.90%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$ 17,794	$ 17,225	$ 25,363	$ 26,191	$ 20,350	$ 19,800	$ 14,610
Portfolio turnover rate F	116% A	198% J	73% J	89% J	65% A	61%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I For the period ended July 31. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.18	.40	.12
Net realized and unrealized gain (loss)	1.00	(2.29)	(1.41)
Total from investment operations	1.18	(1.89)	(1.29)
Distributions from net investment income	(.21)	(.40)	(.11)
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.22)	(.43)	(.11)
Net asset value, end of period	$ 16.36	$ 15.40	$ 17.72
Total Return B, C	7.71%	(10.33)%	(6.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.50%	.48% A
Expenses net of fee waivers, if any	.48% A	.50%	.48% A
Expenses net of all reductions	.47% A	.50%	.48% A
Net investment income (loss)	2.29% A	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,326	$ 2,014	$ 17
Portfolio turnover rate F	116% A	198% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. Investments in open-end mutual funds, including the Fidelity Fixed Income and Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,737,385
Gross unrealized depreciation	(566,445)
Net unrealized appreciation (depreciation)	$ 1,170,940

Tax cost	$ 19,085,312

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss).

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of

Semiannual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

protection amounted to $63,107 representing 0.3% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(60,628). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $36,342. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $63,107 less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (7,875)	$ 8,599
Equity Risk
Futures Contracts	8,692	(6,334)
Interest Rate Risk
Swap Agreements	7,806	21,650
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 8,623	$ 23,915

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $8,692 for futures contracts and $(69) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(6,334) for futures contracts and $30,249 for swap agreements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $8,596,550 and $9,243,808, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Balanced	$ 18,110.20
Class K	602.06
	$ 18,712

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $84 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $39 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net Income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $18. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $325.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $52. The weighted average interest rate was .62%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,597 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Balanced	$ 218,352	$ 462,638
Class K	27,899	26,912
Total	$ 246,251	$ 489,550
From net realized gain
Balanced	$ 11,043	$ 41,697
Class K	1,360	291
Total	$ 12,403	$ 41,988

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Balanced
Shares sold	68,873	186,943	$ 1,112,157	$ 2,575,200
Conversion to Class K A	-	(137,572)	-	(1,830,281)
Reinvestment of distributions	14,109	35,595	223,586	492,467
Shares redeemed	(113,526)	(398,474)	(1,833,250)	(5,418,815)
Net increase (decrease)	(30,544)	(313,508)	$ (497,507)	$ (4,181,429)
Class K
Shares sold	25,423	17,542	$ 412,646	$ 236,617
Conversion from Balanced A	-	137,546	-	1,830,281
Reinvestment of distributions	1,846	2,041	29,259	27,203
Shares redeemed	(15,850)	(27,356)	(257,094)	(355,797)
Net increase (decrease)	11,419	129,773	$ 184,811	$ 1,738,304

A Conversion transactions for Class K and Balanced are presented for the period September 1, 2008 through August 31, 2009.

Semiannual Report

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

BAL-K-USAN-0410
1.863053.101

Fidelity®
Puritan®
Fund

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Puritan	.62%
Actual		$ 1,000.00	$ 1,083.40	$ 3.20
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11
Class K	.48%
Actual		$ 1,000.00	$ 1,084.10	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	1.8	1.5
Procter & Gamble Co.	1.6	1.1
Apple, Inc.	1.6	1.3
JPMorgan Chase & Co.	1.5	1.5
Pfizer, Inc.	1.4	1.1
	7.9
Top Five Bond Issuers as of February 28, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	6.0	10.5
U.S. Treasury Obligations	5.4	2.9
Government National Mortgage Association	1.6	1.8
Freddie Mac	1.2	1.6
Citigroup, Inc.	0.4	0.5
	14.6
Top Five Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.6	14.3
Information Technology	13.1	14.1
Consumer Discretionary	10.7	10.4
Health Care	9.5	10.2
Energy	8.1	8.5
Asset Allocation (% of fund's net assets)
As of February 28, 2010 *		As of August 31, 2009 **
	Stocks 59.7%		Stocks 60.8%
	Bonds 38.8%		Bonds 41.3%
	Convertible Securities 0.6%		Convertible Securities 0.7%
	Other Investments 1.5%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets† (0.6)%		Short-Term Investments and Net Other Assets† (4.5)%
* Foreign investments	5.7%	** Foreign investments	6.5%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Semiannual Report

Investments February 28, 2010

Showing Percentage of Net Assets

Common Stocks - 59.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.1%
Johnson Controls, Inc.	829,300	$ 25,791
Automobiles - 0.3%
Ford Motor Co. (a)	4,518,400	53,046
Diversified Consumer Services - 0.2%
Sotheby's Class A (ltd. vtg.) (e)	1,558,700	37,876
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corp. (a)	2,221,500	50,895
Starwood Hotels & Resorts Worldwide, Inc.	1,383,600	53,545
Vail Resorts, Inc. (a)(e)	1,142,827	41,153
WMS Industries, Inc. (a)	218,400	8,284
		153,877
Household Durables - 0.7%
Black & Decker Corp.	524,800	38,032
Lennar Corp. Class A	1,800,200	29,541
Mohawk Industries, Inc. (a)	253,400	13,070
Pulte Homes, Inc. (a)	3,672,800	39,776
		120,419
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	412,100	48,793
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	403,700	14,444
Media - 2.7%
Comcast Corp. Class A (special) (non-vtg.)	2,890,500	44,774
Discovery Communications, Inc. (a)	469,800	14,634
DreamWorks Animation SKG, Inc. Class A (a)	1,089,443	47,347
Grupo Televisa SA de CV (CPO) sponsored ADR	6,100	113
McGraw-Hill Companies, Inc.	1,248,000	42,682
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	895,600	2,929
The Walt Disney Co.	4,815,090	150,423
Time Warner Cable, Inc.	1,279,600	59,745
Time Warner, Inc.	1,075,953	31,246
Vertis Holdings, Inc. (a)	30,518	0*
Viacom, Inc. Class B (non-vtg.) (a)	1,535,700	45,534
Virgin Media, Inc.	3,036,900	49,198
		488,625
Multiline Retail - 0.4%
Kohl's Corp. (a)	797,700	42,932
Macy's, Inc.	1,807,200	34,608
		77,540
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.1%
AnnTaylor Stores Corp. (a)	1,140,000	$ 19,619
Best Buy Co., Inc.	425,700	15,538
Guess?, Inc.	332,900	13,579
J. Crew Group, Inc. (a)(e)	834,437	35,113
Limited Brands, Inc.	1,293,500	28,599
Lowe's Companies, Inc.	2,985,100	70,777
Lumber Liquidators Holdings, Inc. (a)	350,000	7,763
RadioShack Corp.	2,498,500	48,871
Staples, Inc.	3,052,100	78,622
Talbots, Inc. (a)(e)	126,100	1,367
TJX Companies, Inc.	1,473,900	61,358
		381,206
Textiles, Apparel & Luxury Goods - 0.4%
Polo Ralph Lauren Corp. Class A	1,046,100	83,615
TOTAL CONSUMER DISCRETIONARY		1,485,232
CONSUMER STAPLES - 5.8%
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	1,995,900	50,995
Dr Pepper Snapple Group, Inc.	2,065,775	65,588
The Coca-Cola Co.	1,701,500	89,703
		206,286
Food & Staples Retailing - 1.0%
Kroger Co.	1,494,800	33,035
Wal-Mart Stores, Inc.	1,580,100	85,436
Walgreen Co.	2,051,100	72,281
		190,752
Food Products - 0.9%
Archer Daniels Midland Co.	1,783,200	52,355
Bunge Ltd.	475,500	28,335
Smithfield Foods, Inc. (a)	1,467,900	25,263
Tyson Foods, Inc. Class A	3,236,700	55,153
		161,106
Household Products - 1.8%
Colgate-Palmolive Co.	222,200	18,429
Kimberly-Clark Corp.	399,600	24,272
Procter & Gamble Co.	4,657,222	294,709
		337,410
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	426,200	$ 25,627
Tobacco - 0.8%
Philip Morris International, Inc.	3,046,540	149,220
TOTAL CONSUMER STAPLES		1,070,401
ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	858,300	41,130
Ensco International Ltd. ADR	461,800	20,398
Nabors Industries Ltd. (a)	907,100	19,992
National Oilwell Varco, Inc.	324,300	14,097
Noble Corp.	562,300	23,763
Schlumberger Ltd.	626,000	38,249
Transocean Ltd. (a)	220,500	17,600
		175,229
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	1,003,000	70,340
Atlas Energy, Inc.	614,600	20,061
Chesapeake Energy Corp.	86,617	2,301
Chevron Corp.	2,843,400	205,578
ConocoPhillips	1,317,400	63,235
Denbury Resources, Inc. (a)	470,400	6,623
Exxon Mobil Corp.	2,510,624	163,191
Marathon Oil Corp.	2,097,700	60,728
Massey Energy Co.	598,400	25,773
Occidental Petroleum Corp.	1,080,958	86,314
Petrohawk Energy Corp. (a)	615,800	13,178
Plains Exploration & Production Co. (a)	443,700	14,558
Southwestern Energy Co. (a)	1,563,600	66,531
Ultra Petroleum Corp. (a)	156,300	7,148
XTO Energy, Inc.	3,055,500	139,636
		945,195
TOTAL ENERGY		1,120,424
FINANCIALS - 9.1%
Capital Markets - 1.3%
Evercore Partners, Inc. Class A	740,400	22,293
Goldman Sachs Group, Inc.	333,200	52,096
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Jefferies Group, Inc. (e)	888,300	$ 22,172
Julius Baer Group Ltd.	148,473	4,618
Julius Baer Holding Ltd.	148,473	1,620
KKR Private Equity Investors, LP Restricted Depositary Units (a)(f)	488,800	5,230
Morgan Stanley	3,859,900	108,772
UBS AG:
(For. Reg.) (a)	1,057,608	14,636
(NY Shares) (a)	658,800	9,131
		240,568
Commercial Banks - 2.1%
Comerica, Inc.	533,400	19,245
Huntington Bancshares, Inc.	3,824,065	18,394
PNC Financial Services Group, Inc.	1,604,000	86,231
Regions Financial Corp.	1,689,200	11,402
U.S. Bancorp, Delaware	1,907,700	46,948
Wells Fargo & Co.	7,326,640	200,310
		382,530
Consumer Finance - 0.4%
American Express Co.	1,948,600	74,417
Capital One Financial Corp.	264,600	9,989
		84,406
Diversified Financial Services - 3.8%
Bank of America Corp.	12,821,132	213,600
CIT Group, Inc. (a)	121,974	4,444
Citigroup, Inc.	36,170,900	122,981
CME Group, Inc.	215,800	65,105
JPMorgan Chase & Co.	6,595,023	276,793
NBH Holdings Corp. Class A (a)(f)	710,000	13,668
		696,591
Insurance - 0.8%
Assured Guaranty Ltd.	876,300	18,490
Lincoln National Corp.	919,200	23,145
RDA Holding Co.	431,528	8,967
The Chubb Corp.	482,200	24,332
The Travelers Companies, Inc.	1,330,000	69,945
		144,879
Real Estate Investment Trusts - 0.5%
Franklin Street Properties Corp.	2,824,500	36,634
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc.	1,823,200	$ 23,902
Simon Property Group, Inc.	401,700	31,449
		91,985
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	2,065,500	29,000
Northwest Bancshares, Inc.	300,000	3,543
		32,543
TOTAL FINANCIALS		1,673,502
HEALTH CARE - 8.2%
Biotechnology - 1.0%
Acorda Therapeutics, Inc. (a)	103,500	3,124
Amgen, Inc. (a)	884,100	50,049
BioMarin Pharmaceutical, Inc. (a)	573,500	11,470
Cephalon, Inc. (a)	596,312	40,949
CSL Ltd.	817	25
Dendreon Corp. (a)	417,400	13,035
United Therapeutics Corp. (a)	753,300	43,247
Vertex Pharmaceuticals, Inc. (a)	408,900	16,605
		178,504
Health Care Equipment & Supplies - 1.1%
C. R. Bard, Inc.	314,000	26,307
Covidien PLC	1,322,900	64,981
ev3, Inc. (a)	2,709,800	39,428
Sonova Holding AG Class B	200,769	25,040
Volcano Corp. (a)	509,900	10,499
William Demant Holding AS (a)	643,500	45,912
		212,167
Health Care Providers & Services - 1.5%
Aetna, Inc.	1,467,300	44,004
CIGNA Corp.	1,213,800	41,585
Community Health Systems, Inc. (a)	475,600	16,299
Express Scripts, Inc. (a)	664,500	63,799
Medco Health Solutions, Inc. (a)	1,100,000	69,564
UnitedHealth Group, Inc.	1,287,000	43,578
		278,829
Health Care Technology - 0.1%
Cerner Corp. (a)	172,800	14,334
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	1,307,400	$ 16,343
Covance, Inc. (a)	342,600	19,398
Illumina, Inc. (a)(e)	1,528,150	55,502
Life Technologies Corp. (a)	454,500	23,070
Millipore Corp. (a)	210,300	19,854
QIAGEN NV (a)	1,551,700	33,843
		168,010
Pharmaceuticals - 3.6%
Allergan, Inc.	727,000	42,479
Auxilium Pharmaceuticals, Inc. (a)	944,100	28,512
BMP Sunstone Corp. warrants 8/19/12 (a)(o)	59,000	24
Elan Corp. PLC sponsored ADR (a)	1,639,548	11,247
Johnson & Johnson	1,760,200	110,893
Merck & Co., Inc.	4,559,540	168,156
Pfizer, Inc.	14,693,286	257,867
Sanofi-Aventis	201,110	14,676
Watson Pharmaceuticals, Inc. (a)	662,800	26,373
		660,227
TOTAL HEALTH CARE		1,512,071
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.2%
Precision Castparts Corp.	361,400	40,748
United Technologies Corp.	2,559,300	175,696
		216,444
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,675,900	98,442
Airlines - 0.5%
AMR Corp. (a)	2,442,400	22,446
Delta Air Lines, Inc. (a)	1,964,136	25,377
Southwest Airlines Co.	3,154,600	39,685
		87,508
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	508,900	18,738
Masco Corp.	3,505,773	46,872
Masonite Worldwide Holdings (a)	5,358	225
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	94
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Masonite Worldwide Holdings: - continued
warrants 5/20/16 (a)	19,485	$ 71
Nortek, Inc. (a)	7,610	282
		66,282
Construction & Engineering - 0.2%
Fluor Corp.	484,800	20,749
Jacobs Engineering Group, Inc. (a)	235,200	9,126
		29,875
Electrical Equipment - 0.2%
Acuity Brands, Inc.	282,800	11,024
AMETEK, Inc.	406,400	15,866
Regal-Beloit Corp.	291,000	16,418
		43,308
Industrial Conglomerates - 0.6%
General Electric Co.	3,799,900	61,026
Textron, Inc.	2,456,600	48,935
		109,961
Machinery - 1.5%
Bucyrus International, Inc. Class A	177,400	11,098
Caterpillar, Inc.	366,600	20,915
Cummins, Inc.	1,749,200	99,320
Danaher Corp.	1,107,900	81,951
Ingersoll-Rand Co. Ltd.	1,379,700	44,026
The Stanley Works	379,400	21,721
		279,031
Professional Services - 0.2%
Manpower, Inc.	219,500	11,309
Robert Half International, Inc.	808,700	22,563
		33,872
Road & Rail - 0.6%
CSX Corp.	1,615,600	76,676
Union Pacific Corp.	617,256	41,585
		118,261
TOTAL INDUSTRIALS		1,082,984
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.2%
Acme Packet, Inc. (a)	323,138	$ 5,387
Adtran, Inc.	263,300	6,156
Cisco Systems, Inc. (a)	4,988,500	121,370
CommScope, Inc. (a)	1,091,300	27,817
QUALCOMM, Inc.	1,934,500	70,977
		231,707
Computers & Peripherals - 3.6%
Apple, Inc. (a)	1,439,100	294,469
Hewlett-Packard Co.	4,788,702	243,218
International Business Machines Corp.	789,800	100,431
Western Digital Corp. (a)	800,900	30,939
		669,057
Electronic Equipment & Components - 1.2%
Agilent Technologies, Inc. (a)	1,803,200	56,729
Arrow Electronics, Inc. (a)	540,100	15,236
Corning, Inc.	2,555,600	45,055
Flextronics International Ltd. (a)	2,979,500	20,737
Ingram Micro, Inc. Class A (a)	1,195,800	21,166
Prime View International Co. Ltd. sponsored GDR (a)(f)	140,100	2,756
Sanmina-SCI Corp. (a)	1,311,500	21,692
Tyco Electronics Ltd.	1,351,756	34,646
		218,017
Internet Software & Services - 1.0%
Google, Inc. Class A (a)	306,800	161,622
VeriSign, Inc. (a)	808,400	20,145
		181,767
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	971,700	46,768
MasterCard, Inc. Class A	317,600	71,260
Visa, Inc. Class A	274,400	23,401
		141,429
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	1,330,200	10,522
Applied Micro Circuits Corp. (a)	30	0*
Avago Technologies Ltd.	844,600	15,329
Cree, Inc. (a)	243,200	16,496
Intel Corp.	4,674,740	95,972
KLA-Tencor Corp.	444,900	12,960
Lam Research Corp. (a)	353,700	11,994
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	1,209,200	$ 26,748
NVIDIA Corp. (a)	2,103,800	34,082
PMC-Sierra, Inc. (a)	1,372,700	11,393
Skyworks Solutions, Inc. (a)	712,758	10,884
Texas Instruments, Inc.	1,328,900	32,399
Verigy Ltd. (a)	1,201,900	11,971
		290,750
Software - 2.7%
Activision Blizzard, Inc.	2,309,600	24,551
BMC Software, Inc. (a)	617,900	22,763
Citrix Systems, Inc. (a)	673,900	28,984
Fortinet, Inc.	797,253	13,697
Microsoft Corp.	11,398,813	326,671
Oracle Corp.	2,276,500	56,116
Taleo Corp. Class A (a)	982,800	23,135
		495,917
TOTAL INFORMATION TECHNOLOGY		2,228,644
MATERIALS - 2.5%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	452,200	31,012
Albemarle Corp.	1,224,400	45,903
Celanese Corp. Class A	1,326,681	41,379
Dow Chemical Co.	2,719,100	76,978
FMC Corp.	282,400	16,145
Georgia Gulf Corp. (a)	403,830	5,763
Monsanto Co.	599,000	42,319
Solutia, Inc. (a)	1,607,200	22,613
		282,112
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (e)	188,400	14,925
Metals & Mining - 0.7%
AngloGold Ashanti Ltd. sponsored ADR	1,158,900	42,161
Freeport-McMoRan Copper & Gold, Inc.	200	15
Harmony Gold Mining Co. Ltd. sponsored ADR	929,400	8,485
Newcrest Mining Ltd.	1,470,897	41,295
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	1,788,400	$ 29,205
Stillwater Mining Co. (a)	1,012,100	11,487
		132,648
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	862,700	34,853
TOTAL MATERIALS		464,538
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	1,127,236	27,967
Qwest Communications International, Inc.	4,866,800	22,193
Verizon Communications, Inc.	4,310,495	124,703
		174,863
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)	5,321,900	17,722
TOTAL TELECOMMUNICATION SERVICES		192,585
UTILITIES - 0.7%
Electric Utilities - 0.1%
FirstEnergy Corp.	708,200	27,372
Portland General Electric Co.	13,771	248
		27,620
Gas Utilities - 0.1%
Energen Corp.	378,600	17,211
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	1,032,618	36,214
NRG Energy, Inc. (a)	480,500	10,494
		46,708
Multi-Utilities - 0.2%
DTE Energy Co.	740,900	32,170
TOTAL UTILITIES		123,709
TOTAL COMMON STOCKS (Cost $9,382,205)		10,954,090
Preferred Stocks - 0.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 4.50%	56,300	$ 4,743
El Paso Corp. 4.99% (f)	8,100	7,819
		12,562
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	27,000	2,896
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(o)	497,017	994
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	5,821
TOTAL CONVERTIBLE PREFERRED STOCKS		22,273
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC, Inc. 7.00% (f)	11,951	8,276
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	187	0*
Wireless Telecommunication Services - 0.0%
Muzak LLC 0.00% (a)	210,761	171
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,447
TOTAL PREFERRED STOCKS (Cost $33,799)		30,720
Corporate Bonds - 13.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 508	$ 324
3.5% 1/15/31 (f)	3,757	2,393
		2,717
Specialty Retail - 0.1%
United Auto Group, Inc. 3.5% 4/1/26	8,280	8,311
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	8,200	7,298
TOTAL CONSUMER DISCRETIONARY		18,326
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Smithfield Foods, Inc. 4% 6/30/13	5,040	5,162
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,514
Chesapeake Energy Corp. 2.5% 5/15/37	43,570	37,936
		39,450
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Beckman Coulter, Inc. 2.5% 12/15/36	10,636	11,979
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	4,100	3,834
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (f)	6,000	5,528
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	3,641
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 9,500	$ 10,040
TOTAL CONVERTIBLE BONDS		97,960
Nonconvertible Bonds - 12.7%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.2%
ArvinMeritor, Inc. 10.625% 3/15/18	1,080	1,059
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	3,297	3,494
5.875% 3/15/11	1,224	1,275
Tenneco, Inc. 8.625% 11/15/14	9,810	9,663
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	3,175	3,397
TRW Automotive, Inc.:
7% 3/15/14 (f)	3,335	3,185
7.25% 3/15/17 (f)	4,795	4,531
		26,604
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	2,190	1,697
6.625% 2/15/28	3,740	2,992
6.625% 10/1/28	2,355	1,884
7.45% 7/16/31	665	584
		7,157
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 10.125% 10/15/13	1,615	1,631
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(k)	13,000	13,260
		14,891
Hotels, Restaurants & Leisure - 0.3%
American Casino & Entertainment Properties LLC 11% 6/15/14	3,090	2,711
Chukchansi Economic Development Authority:
4.0244% 11/15/12 (f)(k)	1,140	889
8% 11/15/13 (f)	1,890	1,531
Landry's Restaurants, Inc. 11.625% 12/1/15 (f)	760	802
McDonald's Corp. 5.35% 3/1/18	1,378	1,495
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.:
5.875% 2/27/14	$ 2,643	$ 2,207
6.75% 4/1/13	80	72
7.5% 6/1/16	5,325	4,260
11.125% 11/15/17 (f)	5,175	5,589
13% 11/15/13	12,000	13,680
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)	1,080	1,026
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	2,270	1,816
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(f)	16,160	17,938
Station Casinos, Inc.:
6% 4/1/12 (c)	7,405	1,074
7.75% 8/15/16 (c)	1,735	252
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)	1,546	843
		56,185
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	2,498	2,578
5.875% 1/15/36	1,500	1,319
Sealy Mattress Co. 10.875% 4/15/16 (f)	1,140	1,248
		5,145
Media - 1.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,109	1,173
6.875% 5/1/12	1,438	1,587
CanWest Media, Inc. 8% 9/15/12 (c)	4,456	3,966
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (f)(k)	5,995	6,265
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
13.5% 11/30/16	2,182	2,580
13.5% 11/30/16 (f)	9,545	11,287
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (f)(k)	1,500	1,560
8.375% 4/30/14 (f)(k)	10,000	10,150
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.:
4.4% 5/15/11	$ 4,675	$ 4,324
5% 3/15/12	4,405	3,788
6.25% 3/15/11	2,510	2,385
11.75% 8/1/16 pay-in-kind (k)	8,210	5,636
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)	780	796
Series B 9.25% 12/15/17 (f)	3,120	3,206
Comcast Cable Communications, Inc. 6.75% 1/30/11	301	316
Comcast Corp.:
4.95% 6/15/16	1,107	1,153
5.5% 3/15/11	225	235
5.7% 5/15/18	5,309	5,639
6.4% 3/1/40	2,111	2,148
6.45% 3/15/37	2,044	2,097
COX Communications, Inc.:
4.625% 6/1/13	2,632	2,791
6.25% 6/1/18 (f)	541	583
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	3,004
7.125% 2/1/16	5,000	5,000
7.75% 5/31/15	3,705	3,816
Kabel Deutschland GmbH 10.625% 7/1/14	4,730	4,967
LBI Media, Inc. 8.5% 8/1/17 (f)	6,320	5,372
Liberty Media Corp.:
5.7% 5/15/13	2,055	2,014
8.25% 2/1/30	10,280	9,252
News America Holdings, Inc. 7.75% 12/1/45	8,490	9,971
News America, Inc.:
4.75% 3/15/10	144	144
5.3% 12/15/14	516	568
6.9% 3/1/19	1,680	1,930
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (f)(k)	5,993	4,701
7% 1/15/14	1,977	1,552
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	3,353
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	9,095	9,482
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.5% 5/1/16	$ 3,000	$ 3,341
11.625% 2/1/14	1,800	2,016
Radio One, Inc. 8.875% 7/1/11	4,005	3,524
Rainbow National Services LLC:
8.75% 9/1/12 (f)	4,000	4,060
10.375% 9/1/14 (f)	7,775	8,164
The Reader's Digest Association, Inc.:
9% 2/15/17 (c)	9,530	1
9.5% 2/15/17 (f)(k)	6,770	6,753
Time Warner Cable, Inc.:
5% 2/1/20	6,833	6,768
5.4% 7/2/12	1,440	1,545
6.2% 7/1/13	1,369	1,515
6.75% 7/1/18	691	773
Time Warner, Inc.:
5.875% 11/15/16	2,609	2,863
6.5% 11/15/36	3,295	3,490
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	16,430	14,971
Vertis, Inc. 13.5% 4/1/14 pay-in-kind (c)	650	214
Videotron Ltd.:
9.125% 4/15/18 (f)	2,520	2,734
9.125% 4/15/18	3,045	3,304
		204,827
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	5,220	5,311
Claire's Stores, Inc. 9.25% 6/1/15	780	645
General Nutrition Centers, Inc. 5.1775% 3/15/14 pay-in-kind (k)	1,330	1,224
Michaels Stores, Inc. 10% 11/1/14	7,940	8,059
Sonic Automotive, Inc. 8.625% 8/15/13	8,091	8,091
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)	5,165	5,656
Toys 'R' Us, Inc. 7.875% 4/15/13	8,995	9,040
		38,026
TOTAL CONSUMER DISCRETIONARY		352,835
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	$ 4,022	$ 4,362
6.875% 11/15/19 (f)	4,000	4,607
8.2% 1/15/39 (f)	8,200	10,785
Diageo Capital PLC 5.2% 1/30/13	3,201	3,487
FBG Finance Ltd. 5.125% 6/15/15 (f)	1,730	1,839
		25,080
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
0.5556% 6/1/10 (k)	1,353	1,353
6.036% 12/10/28	1,315	1,314
6.302% 6/1/37 (k)	2,791	2,554
Rite Aid Corp.:
7.5% 3/1/17	13,280	12,417
9.75% 6/12/16	5,435	5,788
10.25% 10/15/19	1,070	1,132
10.375% 7/15/16	14,420	15,249
		39,807
Food Products - 0.1%
B&G Foods, Inc. 7.625% 1/15/18	3,160	3,176
Cargill, Inc. 6% 11/27/17 (f)	417	454
General Mills, Inc. 5.65% 2/15/19	934	1,006
Kraft Foods, Inc.:
5.375% 2/10/20	5,528	5,719
5.625% 11/1/11	2,156	2,289
6.75% 2/19/14	318	361
		13,005
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,054	1,124
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	16,293	20,490
Reynolds American, Inc.:
6.75% 6/15/17	1,724	1,860
7.25% 6/15/37	6,485	6,696
		29,046
TOTAL CONSUMER STAPLES		108,062
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (f)	$ 2,952	$ 3,741
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	5,420	5,420
Hercules Offshore, Inc. 10.5% 10/15/17 (f)	3,140	3,124
Transocean Ltd. 5.25% 3/15/13	2,042	2,206
Weatherford International Ltd.:
4.95% 10/15/13	1,026	1,097
5.15% 3/15/13	1,341	1,427
		17,015
Oil, Gas & Consumable Fuels - 1.2%
Antero Resources Finance Corp. 9.375% 12/1/17 (f)	4,470	4,559
BW Group Ltd. 6.625% 6/28/17 (f)	1,742	1,618
Canadian Natural Resources Ltd. 5.15% 2/1/13	2,650	2,853
Cenovus Energy, Inc.:
5.7% 10/15/19 (f)	3,868	4,081
6.75% 11/15/39 (f)	2,008	2,206
Chesapeake Energy Corp. 6.5% 8/15/17	14,280	13,566
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (f)	5,990	5,750
11.75% 7/15/14 (f)	4,080	4,468
ConocoPhillips 5.75% 2/1/19	7,588	8,330
Denbury Resources, Inc. 8.25% 2/15/20	1,980	2,049
Drummond Co., Inc.:
7.375% 2/15/16	8,000	7,440
9% 10/15/14 (f)	1,155	1,155
Duke Capital LLC:
6.25% 2/15/13	589	644
6.75% 2/15/32	2,454	2,560
Duke Energy Field Services:
5.375% 10/15/15 (f)	720	775
6.45% 11/3/36 (f)	8,320	8,340
6.875% 2/1/11	1,363	1,433
7.875% 8/16/10	611	630
El Paso Natural Gas Co. 5.95% 4/15/17	551	582
Enbridge Energy Partners LP:
5.875% 12/15/16	1,064	1,152
6.5% 4/15/18	1,398	1,539
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,702	1,891
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
5.6% 10/15/14	$ 1,152	$ 1,255
5.65% 4/1/13	410	446
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	2,276	2,429
Lukoil International Finance BV 6.656% 6/7/22 (f)	720	691
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	1,746	1,838
6.85% 1/15/40 (f)	6,648	7,184
Nakilat, Inc. 6.067% 12/31/33 (f)	4,083	3,635
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)	3,700	3,444
Nexen, Inc.:
5.05% 11/20/13	2,265	2,438
5.2% 3/10/15	535	569
5.875% 3/10/35	2,365	2,256
6.4% 5/15/37	4,230	4,273
NGPL PipeCo LLC 6.514% 12/15/12 (f)	2,099	2,314
OPTI Canada, Inc.:
7.875% 12/15/14	3,160	2,781
8.25% 12/15/14	5,470	4,848
Pemex Project Funding Master Trust 1.5536% 6/15/10 (f)(k)	734	734
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,100	2,118
6.875% 1/20/40	3,230	3,290
7.875% 3/15/19	5,157	5,931
Petrohawk Energy Corp. 9.125% 7/15/13	10,000	10,425
Petroleum Development Corp. 12% 2/15/18	4,240	4,452
Plains All American Pipeline LP:
6.125% 1/15/17	1,880	2,038
7.75% 10/15/12	1,389	1,569
Plains Exploration & Production Co.:
7% 3/15/17	4,400	4,312
7.625% 6/1/18	4,415	4,426
Quicksilver Resources, Inc. 8.25% 8/1/15	5,790	5,833
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (f)	1,584	1,726
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	2,588	2,697
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III: - continued
5.5% 9/30/14 (f)	$ 3,617	$ 3,816
5.832% 9/30/16 (f)	791	836
6.332% 9/30/27 (f)	5,710	5,842
6.75% 9/30/19 (f)	2,367	2,583
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	1,603	1,779
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,768
Southwestern Energy Co. 7.5% 2/1/18	3,340	3,524
Stone Energy Corp. 6.75% 12/15/14	5,580	4,883
Suncor Energy, Inc.:
6.1% 6/1/18	6,842	7,435
6.85% 6/1/39	6,550	7,235
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,657
Texas Eastern Transmission LP 6% 9/15/17 (f)	948	1,042
TransCanada PipeLines Ltd. 6.35% 5/15/67 (k)	1,397	1,313
XTO Energy, Inc.:
5% 1/31/15	1,031	1,126
5.65% 4/1/16	707	792
		222,204
TOTAL ENERGY		239,219
FINANCIALS - 4.0%
Capital Markets - 0.6%
Bear Stearns Companies, Inc.:
0.3889% 10/22/10 (k)	1,379	1,380
4.5% 10/28/10	1,080	1,108
5.3% 10/30/15	689	732
6.95% 8/10/12	11,066	12,325
BlackRock, Inc. 6.25% 9/15/17	1,142	1,264
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,478	3,748
5.95% 1/18/18	2,350	2,466
6.15% 4/1/18	1,161	1,226
6.75% 10/1/37	8,835	8,566
7.5% 2/15/19	5,036	5,764
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	10,616
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 2,262	$ 2,297
7.125% 5/15/15	811	863
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	3,781	4,008
6.4% 8/28/17	1,830	1,905
6.875% 4/25/18	2,917	3,073
Morgan Stanley:
0.4994% 1/9/12 (k)	6,662	6,535
0.5494% 1/9/14 (k)	2,947	2,816
4.75% 4/1/14	468	476
5.05% 1/21/11	1,794	1,857
5.25% 11/2/12	144	154
5.45% 1/9/17	140	143
5.95% 12/28/17	324	334
6% 5/13/14	4,650	5,030
6.6% 4/1/12	3,370	3,666
6.75% 4/15/11	4,992	5,274
7.3% 5/13/19	4,941	5,463
Scotland International Finance No. 2 BV 7.7% 8/15/10 (f)	576	587
The Bank of New York, Inc.:
4.3% 5/15/14	4,756	5,055
4.95% 11/1/12	2,277	2,471
5.45% 5/15/19	5,023	5,356
UBS AG Stamford Branch:
3.875% 1/15/15	8,000	8,002
5.75% 4/25/18	2,418	2,494
		117,054
Commercial Banks - 0.6%
ANZ National International Ltd. 6.2% 7/19/13 (f)	647	713
Bank of America NA:
5.3% 3/15/17	11,915	11,722
6% 10/15/36	2,235	2,039
Bank One Corp. 5.25% 1/30/13	548	591
Barclays Bank PLC 5.125% 1/8/20	6,235	6,122
BB&T Corp. 6.5% 8/1/11	732	779
Chase Manhattan Corp. 7.875% 6/15/10	915	933
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch:
5.4% 1/14/20	$ 4,835	$ 4,856
5.5% 5/1/14	2,285	2,496
6% 2/15/18	9,961	10,464
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (f)(k)	2,442	2,320
Export-Import Bank of Korea:
5.125% 2/14/11	1,720	1,771
5.25% 2/10/14 (f)	333	354
5.5% 10/17/12	1,329	1,425
Fifth Third Bancorp:
4.5% 6/1/18	73	65
8.25% 3/1/38	1,237	1,274
HBOS PLC 6.75% 5/21/18 (f)	408	376
HSBC Holdings PLC:
0.4544% 10/6/16 (k)	868	834
6.5% 5/2/36	6,610	6,811
6.5% 9/15/37	8,400	8,618
JPMorgan Chase Bank 6% 10/1/17	1,234	1,326
KeyBank NA:
5.8% 7/1/14	660	674
7% 2/1/11	662	693
Korea Development Bank 4.625% 9/16/10	1,080	1,096
Lloyds TSB Bank PLC 5.8% 1/13/20 (f)	4,308	4,169
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (f)(k)	547	511
PNC Funding Corp.:
0.3888% 1/31/12 (k)	3,525	3,476
3.625% 2/8/15	3,007	3,024
Regions Financial Corp. 7.75% 11/10/14	4,220	4,342
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (f)(k)	859	826
5.805% 6/20/16 (f)(k)	2,477	2,444
Standard Chartered Bank 6.4% 9/26/17 (f)	669	717
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(k)	1,728	1,710
Union Planters Corp. 7.75% 3/1/11	353	355
UnionBanCal Corp. 5.25% 12/16/13	390	411
Wachovia Bank NA 4.875% 2/1/15	829	862
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
0.3789% 4/23/12 (k)	$ 320	$ 316
0.3813% 10/15/11 (k)	2,366	2,353
5.625% 10/15/16	2,003	2,073
5.75% 6/15/17	1,728	1,824
Wells Fargo & Co. 5.625% 12/11/17	1,847	1,946
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	342	361
		100,072
Consumer Finance - 0.8%
Capital One Bank USA NA 8.8% 7/15/19	4,275	5,137
Capital One Financial Corp. 7.375% 5/23/14	4,410	5,055
Discover Financial Services:
0.7843% 6/11/10 (k)	2,370	2,363
6.45% 6/12/17	8,700	8,415
Ford Motor Credit Co. LLC:
7% 10/1/13	2,800	2,758
7.25% 10/25/11	4,975	5,043
7.5% 8/1/12	6,000	6,015
8% 12/15/16	10,620	10,664
8.125% 1/15/20	5,000	4,993
General Electric Capital Corp.:
5.5% 1/8/20	3,665	3,686
5.625% 9/15/17	17,812	18,645
5.9% 5/13/14	6,210	6,814
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,357
6.875% 8/28/12	3,685	3,648
8% 11/1/31	2,055	1,889
GMAC LLC:
6% 12/15/11	880	865
6% 12/15/11	4,090	4,029
6.625% 5/15/12	1,785	1,763
6.625% 5/15/12	8,315	8,211
6.75% 12/1/14	6,105	5,830
6.875% 9/15/11	1,365	1,363
7% 2/1/12	5,945	5,915
7.5% 12/31/13	7,562	7,411
8% 12/31/18	5,795	5,360
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
GMAC LLC: - continued
8% 11/1/31	$ 13,691	$ 12,561
Household Finance Corp. 6.375% 10/15/11	1,096	1,166
HSBC Finance Corp.:
5.25% 1/14/11	771	796
5.25% 1/15/14	621	659
MBNA America Bank NA 7.125% 11/15/12 (f)	409	450
MBNA Corp. 7.5% 3/15/12	948	1,037
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (f)	2,501	2,502
ORIX Corp. 5.48% 11/22/11	227	233
SLM Corp.:
0.4536% 3/15/11 (k)	66	64
0.4789% 10/25/11 (k)	5,381	5,073
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (f)	179	187
		151,957
Diversified Financial Services - 0.9%
BP Capital Markets PLC 5.25% 11/7/13	13,466	14,877
Calpine Construction Finance Co. LP 8% 6/1/16 (f)	8,880	8,969
CIT Group, Inc.:
7% 5/1/13	1,417	1,328
7% 5/1/14	2,126	1,956
7% 5/1/15	2,126	1,929
7% 5/1/16	3,543	3,162
7% 5/1/17	4,960	4,389
Citigroup, Inc.:
0.34% 5/18/11 (k)	1,656	1,640
5.3% 10/17/12	6,072	6,379
5.5% 4/11/13	6,263	6,556
6.125% 5/15/18	9,915	9,948
6.5% 1/18/11	770	801
6.5% 8/19/13	15,826	17,023
8.5% 5/22/19	9,500	10,963
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	12,399	13,562
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (f)	2,500	2,363
8% 1/15/18 (f)	2,500	2,363
International Lease Finance Corp.:
5.4% 2/15/12	1,688	1,554
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.65% 6/1/14	$ 1,504	$ 1,277
6.375% 3/25/13	3,313	2,918
6.625% 11/15/13	9,855	8,672
JPMorgan Chase & Co.:
4.65% 6/1/14	6,500	6,884
4.891% 9/1/15 (k)	1,608	1,623
5.6% 6/1/11	1,824	1,930
5.75% 1/2/13	1,306	1,420
6.3% 4/23/19	6,000	6,654
6.75% 2/1/11	221	233
NSG Holdings II, LLC 7.75% 12/15/25 (f)	6,750	5,839
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	642	570
5.5% 1/15/14 (f)	409	391
5.7% 4/15/17 (f)	999	885
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	1,908	1,951
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)	7,075	6,295
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(k)	2,951	2,656
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(k)	961	872
		160,832
Insurance - 0.5%
Allstate Corp. 7.45% 5/16/19	5,875	6,900
American International Group, Inc.:
4.25% 5/15/13	905	837
5.05% 10/1/15	630	532
5.45% 5/18/17	6,735	5,473
5.6% 10/18/16	1,125	931
5.85% 1/16/18	805	650
8.25% 8/15/18	3,365	3,088
Assurant, Inc.:
5.625% 2/15/14	1,126	1,174
6.75% 2/15/34	1,159	1,083
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	347
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	878	790
HUB International Holdings, Inc. 9% 12/15/14 (f)	3,710	3,543
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Jackson National Life Global Funding 5.375% 5/8/13 (f)	$ 444	$ 474
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)	350	298
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	22	28
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	4,500	5,557
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (f)(k)	4,351	4,303
MetLife, Inc.:
5% 6/15/15	686	724
6.125% 12/1/11	583	629
6.75% 6/1/16	3,874	4,304
7.717% 2/15/19	3,297	3,834
Metropolitan Life Global Funding I:
4.625% 8/19/10 (f)	1,944	1,973
5.125% 4/10/13 (f)	329	355
5.125% 6/10/14 (f)	3,462	3,715
Monumental Global Funding II 5.65% 7/14/11 (f)	973	1,019
Monumental Global Funding III 5.5% 4/22/13 (f)	1,297	1,382
New York Life Insurance Co. 6.75% 11/15/39 (f)	3,835	4,132
Pacific Life Global Funding 5.15% 4/15/13 (f)	1,995	2,115
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,855	4,609
Pacific LifeCorp 6% 2/10/20 (f)	3,662	3,632
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,529
5.15% 1/15/13	1,277	1,360
5.4% 6/13/35	266	237
5.5% 3/15/16	250	263
5.7% 12/14/36	226	212
6.2% 1/15/15	690	759
7.375% 6/15/19	1,880	2,162
8.875% 6/15/38 (k)	1,751	1,880
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(k)	1,969	1,803
Symetra Financial Corp. 6.125% 4/1/16 (f)	3,053	2,979
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	736	742
USI Holdings Corp. 4.125% 11/15/14 (f)(k)	2,920	2,416
		85,773
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	$ 216	$ 228
5.5% 1/15/12	743	784
6.625% 9/15/11	212	226
BRE Properties, Inc. 4.875% 5/15/10	1,522	1,525
Camden Property Trust:
5.375% 12/15/13	387	406
5.875% 11/30/12	1,743	1,828
Developers Diversified Realty Corp.:
4.625% 8/1/10	1,775	1,773
5% 5/3/10	1,320	1,321
5.25% 4/15/11	1,433	1,428
5.375% 10/15/12	757	747
Duke Realty LP:
4.625% 5/15/13	369	374
5.875% 8/15/12	67	70
DuPont Fabros Technology LP 8.5% 12/15/17 (f)	2,020	2,050
Equity One, Inc.:
6% 9/15/17	503	471
6.25% 1/15/17	291	286
Federal Realty Investment Trust:
5.4% 12/1/13	243	256
5.9% 4/1/20	1,213	1,219
6% 7/15/12	1,728	1,851
6.2% 1/15/17	365	376
HRPT Properties Trust:
5.75% 11/1/15	524	529
6.25% 6/15/17	726	707
6.65% 1/15/18	364	359
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	4,059
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,102
Washington (REIT) 5.95% 6/15/11	2,143	2,205
		31,180
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,588
Arden Realty LP 5.2% 9/1/11	789	826
Brandywine Operating Partnership LP:
5.625% 12/15/10	2,403	2,449
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
5.75% 4/1/12	$ 1,095	$ 1,128
Duke Realty LP:
5.4% 8/15/14	325	330
5.5% 3/1/16	2,930	2,892
5.625% 8/15/11	4,312	4,482
8.25% 8/15/19	1,608	1,764
ERP Operating LP 5.5% 10/1/12	261	279
Liberty Property LP:
5.125% 3/2/15	500	498
5.5% 12/15/16	876	859
Mack-Cali Realty LP:
5.05% 4/15/10	478	479
7.75% 2/15/11	575	604
Post Apartment Homes LP:
5.45% 6/1/12	798	801
6.3% 6/1/13	1,412	1,468
Realogy Corp. 10.5% 4/15/14	11,050	9,172
Regency Centers LP:
4.95% 4/15/14	360	346
5.25% 8/1/15	1,257	1,273
5.875% 6/15/17	622	619
Simon Property Group LP:
4.2% 2/1/15	1,785	1,806
4.6% 6/15/10	344	347
4.875% 8/15/10	397	403
6.75% 5/15/14	4,302	4,767
6.75% 2/1/40	4,820	4,844
Tanger Properties LP 6.15% 11/15/15	14	14
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (f)	5,559	5,991
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)	3,435	3,487
Ventas Realty LP 6.5% 6/1/16	660	658
		54,174
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.65% 5/1/18	7,144	7,126
7.375% 5/15/14	1,248	1,403
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.625% 6/1/19	$ 7,085	$ 8,012
Countrywide Financial Corp. 5.8% 6/7/12	1,718	1,830
Countrywide Home Loans, Inc. 4% 3/22/11	2,549	2,625
Independence Community Bank Corp.:
2.0706% 4/1/14 (k)	2,485	2,453
4.9% 9/23/10	999	1,020
		24,469
TOTAL FINANCIALS		725,511
HEALTH CARE - 0.8%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	1,741	1,932
Health Care Equipment & Supplies - 0.1%
Accellent, Inc. 8.375% 2/1/17 (f)	2,645	2,652
Biomet, Inc.:
10% 10/15/17	3,820	4,164
11.625% 10/15/17	6,185	6,850
		13,666
Health Care Providers & Services - 0.7%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (f)	4,330	4,633
12.375% 11/1/14 (f)	3,645	3,927
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (k)	5,335	4,837
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	976
6.3% 8/15/14	2,132	2,174
DaVita, Inc. 6.625% 3/15/13	7,205	7,223
Express Scripts, Inc. 6.25% 6/15/14	2,404	2,691
HCA, Inc.:
6.375% 1/15/15	1,325	1,262
6.5% 2/15/16	5,605	5,227
7.875% 2/15/20 (f)	4,825	5,030
8.5% 4/15/19 (f)	4,455	4,778
9.25% 11/15/16	19,940	21,186
9.875% 2/15/17 (f)	850	918
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
NMH Holdings, Inc. 7.3786% 6/15/14 pay-in-kind (f)(k)	$ 0*	$ 0*
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (f)(k)	4,790	4,742
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,416	1,494
Tenet Healthcare Corp.:
8.875% 7/1/19 (f)	8,855	9,298
9% 5/1/15 (f)	1,002	1,053
9.875% 7/1/14	4,690	4,784
10% 5/1/18 (f)	5,002	5,508
U.S. Oncology, Inc. 9.125% 8/15/17	2,740	2,822
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	11,067
US Oncology Holdings, Inc. 6.4275% 3/15/12 pay-in-kind (k)	8,913	8,205
Viant Holdings, Inc. 10.125% 7/15/17 (f)	10,489	10,227
		124,062
Pharmaceuticals - 0.0%
Bristol-Myers Squibb Co. 5.45% 5/1/18	1,728	1,875
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,841
Roche Holdings, Inc. 5% 3/1/14 (f)	3,501	3,792
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	564	614
		8,122
TOTAL HEALTH CARE		147,782
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (f)	3,650	4,006
6.4% 12/15/11 (f)	482	519
Bombardier, Inc.:
6.3% 5/1/14 (f)	10,420	10,707
7.45% 5/1/34 (f)	2,340	2,141
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
DRS Technologies, Inc.:
6.625% 2/1/16	$ 3,760	$ 3,650
7.625% 2/1/18	1,830	1,871
		22,894
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	146	145
AMR Corp. 10.2% 3/15/20	1,295	809
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	94	87
9.798% 4/1/21	6,038	5,404
6.648% 3/15/19	1,752	1,691
6.82% 5/1/18	130	122
6.9% 7/2/19	492	488
7.339% 4/19/14	2,050	1,937
Delta Air Lines, Inc.:
7.9% 12/15/49 (a)	27,035	270
8.3% 12/15/29 (a)	15,711	157
9.5% 9/15/14 (f)	970	987
10.375% 2/1/11 (a)	8,640	86
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	206	198
7.57% 11/18/10	6,419	6,523
7.779% 1/2/12	455	447
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,161	978
8.36% 7/20/20	863	796
United Air Lines, Inc. 9.875% 8/1/13 (f)	1,110	1,113
		22,238
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13	7,644	8,045
Commercial Services & Supplies - 0.0%
Casella Waste Systems, Inc. 11% 7/15/14 (f)	1,015	1,084
Cenveo Corp. 10.5% 8/15/16 (f)	2,590	2,577
United Rentals North America, Inc. 9.25% 12/15/19	3,460	3,356
		7,017
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	$ 11,608	$ 11,840
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	1,489	1,529
5.45% 10/15/12	3,609	3,963
6% 10/15/17	1,726	1,906
General Electric Co. 5.25% 12/6/17	19,778	20,755
Sequa Corp.:
11.75% 12/1/15 (f)	2,355	2,284
13.5% 12/1/15 pay-in-kind (f)	774	767
		31,204
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (f)	360	375
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,038
Navistar International Corp. 8.25% 11/1/21	1,735	1,752
		3,165
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)	1,420	1,441
9.5% 12/15/14	3,670	3,633
		5,074
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13	920	920
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16	9,480	8,556
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (k)	6,686	7,087
TOTAL INDUSTRIALS		128,040
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (k)	15,078	13,334
Brocade Communications Systems, Inc.:
6.625% 1/15/18 (f)	585	589
6.875% 1/15/20 (f)	585	592
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc.:
4.45% 1/15/20	$ 3,595	$ 3,592
5.5% 1/15/40	3,534	3,428
Lucent Technologies, Inc. 6.45% 3/15/29	10,065	7,146
ViaSat, Inc. 8.875% 9/15/16 (f)	765	776
		29,457
Electronic Equipment & Components - 0.0%
Reddy Ice Corp. 11.25% 3/15/15 (f)(g)	2,360	2,360
Tyco Electronics Group SA:
5.95% 1/15/14	1,738	1,885
6% 10/1/12	2,284	2,472
6.55% 10/1/17	1,390	1,530
		8,247
IT Services - 0.2%
Ceridian Corp. 11.25% 11/15/15	8,850	8,408
First Data Corp. 9.875% 9/24/15	11,815	10,220
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	11,536
		30,164
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	944	1,005
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
4.1286% 12/15/14 (k)	7,225	5,852
8.875% 12/15/14	5,975	5,288
10.125% 12/15/16	7,465	5,767
10.125% 3/15/18 (f)	13,240	13,439
National Semiconductor Corp. 0.5036% 6/15/10 (k)	2,354	2,350
NXP BV:
3.0013% 10/15/13 (k)	715	608
7.875% 10/15/14	8,000	7,400
Spansion LLC 11.25% 1/15/16 (c)(f)	905	1,077
Viasystems, Inc. 12% 1/15/15 (f)	2,225	2,381
		44,162
TOTAL INFORMATION TECHNOLOGY		113,035
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.7%
Chemicals - 0.2%
Dow Chemical Co.:
7.6% 5/15/14	$ 3,864	$ 4,414
8.55% 5/15/19	3,864	4,671
E.I. du Pont de Nemours & Co. 4.625% 1/15/20	3,924	3,965
Georgia Gulf Corp. 9% 1/15/17 (f)	3,040	3,154
Lubrizol Corp. 8.875% 2/1/19	547	689
Momentive Performance Materials, Inc.:
9.75% 12/1/14	9,280	8,758
10.875% 12/1/14 pay-in-kind (k)	221	201
NOVA Chemicals Corp. 8.375% 11/1/16 (f)	3,550	3,497
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	5,000	4,763
		34,112
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,080	1,152
Headwaters, Inc. 11.375% 11/1/14 (f)	585	592
		1,744
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. 8.875% 9/15/14	10,450	9,928
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (f)	1,970	2,034
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	4,000	4,160
Owens-Illinois, Inc. 7.8% 5/15/18	350	355
Pactiv Corp.:
5.875% 7/15/12	1,009	1,083
6.4% 1/15/18	1,030	1,108
		18,668
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/19 (f)	13	17
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,164	1,250
5.5% 4/1/14	5,752	6,365
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	1,179	1,304
Edgen Murray Corp. 12.25% 1/15/15 (f)	7,385	6,683
FMG Finance Property Ltd. 10.625% 9/1/16 (f)	7,000	7,788
McJunkin Red Man Corp. 9.5% 12/15/16 (f)	4,425	4,447
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Noranda Aluminium Holding Corp. 7.0244% 11/15/14 pay-in-kind (k)	$ 3,804	$ 2,567
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,256	7,980
6.5% 7/15/18	6,714	7,570
7.125% 7/15/28	7,050	8,019
Severstal Columbus LLC 10.25% 2/15/18 (f)	4,670	4,810
Teck Resources Ltd. 10.75% 5/15/19	6,210	7,654
United States Steel Corp. 6.65% 6/1/37	3,880	3,265
Vale Overseas Ltd. 6.25% 1/23/17	1,368	1,448
		71,167
TOTAL MATERIALS		125,691
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T Broadband Corp. 8.375% 3/15/13	1,523	1,768
AT&T, Inc.:
5.8% 2/15/19	5,178	5,538
6.7% 11/15/13	691	787
6.8% 5/15/36	12,428	13,285
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,565	1,807
British Telecommunications PLC 9.125% 12/15/10 (d)	1,601	1,701
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	11,240	10,959
Deutsche Telekom International Financial BV 5.25% 7/22/13	1,443	1,555
Global Crossing Ltd. 12% 9/15/15 (f)	2,015	2,186
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (k)	3,910	3,786
Intelsat Corp. 9.25% 8/15/14	5,190	5,333
Intelsat Ltd. 11.25% 6/15/16	14,660	15,650
Qwest Communications International, Inc. 7.125% 4/1/18 (f)	3,000	2,985
Qwest Corp. 8.375% 5/1/16	5,765	6,327
SBC Communications, Inc.:
5.1% 9/15/14	1,278	1,391
5.875% 2/1/12	1,610	1,735
5.875% 8/15/12	576	632
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 23,608	$ 17,883
6.9% 5/1/19	16,095	14,123
8.375% 3/15/12	7,330	7,486
8.75% 3/15/32	3,655	3,226
Telecom Italia Capital SA:
4.95% 9/30/14	1,890	1,973
5.25% 10/1/15	2,367	2,484
6.999% 6/4/18	6,391	7,009
7.2% 7/18/36	4,849	5,066
Telefonica Emisiones SAU:
5.877% 7/15/19	4,178	4,410
6.421% 6/20/16	684	766
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,091
6.25% 4/1/37	3,729	3,827
Verizon New England, Inc. 6.5% 9/15/11	525	559
Verizon New York, Inc. 6.875% 4/1/12	1,563	1,713
Wind Acquisition Finance SA 11.75% 7/15/17 (f)	6,720	7,190
		157,231
Wireless Telecommunication Services - 0.4%
Clearwire Escrow Corp. 12% 12/1/15 (f)	6,000	5,850
Crown Castle International Corp. 9% 1/15/15	2,955	3,191
Digicel Group Ltd.:
8.875% 1/15/15 (f)	11,915	11,379
9.125% 1/15/15 pay-in-kind (f)(k)	1,645	1,587
12% 4/1/14 (f)	6,990	7,759
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (f)	4,618	4,828
5.875% 10/1/19 (f)	4,498	4,717
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)	2,455	2,480
9.5% 6/15/16	6,745	7,091
11.5% 6/15/16	665	708
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)	870	885
8.875% 1/15/15	6,980	7,102
Muzak LLC 15% 7/31/14 pay-in-kind	3,347	2,343
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
5.95% 3/15/14	$ 830	$ 753
6.875% 10/31/13	4,380	4,205
7.375% 8/1/15	11,630	10,729
Verizon Wireless Capital LLC 5.55% 2/1/14	1,399	1,541
Vodafone Group PLC:
5% 12/16/13	1,353	1,457
5.5% 6/15/11	1,626	1,715
		80,320
TOTAL TELECOMMUNICATION SERVICES		237,551
UTILITIES - 0.8%
Electric Utilities - 0.4%
AmerenUE 6.4% 6/15/17	1,760	1,949
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,423	2,640
Edison Mission Energy:
7% 5/15/17	510	374
7.2% 5/15/19	8,270	5,706
EDP Finance BV:
4.9% 10/1/19 (f)	1,300	1,262
6% 2/2/18 (f)	2,160	2,265
Exelon Corp. 4.9% 6/15/15	1,621	1,694
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,320
6.05% 8/15/21	2,950	3,040
Illinois Power Co. 6.125% 11/15/17	243	263
Intergen NV 9% 6/30/17 (f)	7,015	7,155
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)	3,670	3,707
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	6,120
Nevada Power Co.:
6.5% 5/15/18	5,100	5,594
6.5% 8/1/18	925	1,016
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (f)	3,645	3,864
Oncor Electric Delivery Co. 6.375% 5/1/12	1,609	1,748
Pennsylvania Electric Co. 6.05% 9/1/17	450	479
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.:
4% 5/15/10	$ 1,314	$ 1,323
6.45% 8/15/12	2,198	2,375
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	2,416	2,090
Progress Energy, Inc.:
6% 12/1/39	3,768	3,701
7.1% 3/1/11	1,994	2,103
Sierra Pacific Power Co. 5.45% 9/1/13	919	997
Tampa Electric Co. 6.15% 5/15/37	3,871	3,985
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	5,105	3,816
11.25% 11/1/16 pay-in-kind (k)	10,399	6,904
		77,490
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	260	275
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,827	1,908
		2,183
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
7.75% 10/15/15	4,660	4,660
9.75% 4/15/16 (f)	2,000	2,135
Duke Capital LLC 5.668% 8/15/14	1,211	1,320
Energy Future Holdings Corp.:
10% 1/15/20 (f)	4,165	4,269
10.875% 11/1/17	16,015	12,171
Enron Corp.:
6.4% 7/15/06 (c)	3,600	2
6.625% 11/15/05 (c)	2,155	1
6.75% 9/1/04 (c)	1,425	0*
9.125% 4/1/03 (c)	4,315	3
Exelon Generation Co. LLC 5.35% 1/15/14	900	972
RRI Energy, Inc. 6.75% 12/15/14	7,026	7,017
		32,550
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.5% 12/1/39	2,401	2,322
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
4.75% 12/15/10	$ 2,316	$ 2,386
6.3% 9/30/66 (k)	12,373	11,445
7.5% 6/30/66 (k)	1,922	1,903
DTE Energy Co. 7.05% 6/1/11	580	615
KeySpan Corp. 7.625% 11/15/10	291	305
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,064	1,131
5.875% 10/1/12	1,721	1,892
6.5% 9/15/37	4,300	4,630
National Grid PLC 6.3% 8/1/16	870	964
NiSource Finance Corp.:
5.25% 9/15/17	497	502
5.4% 7/15/14	794	845
5.45% 9/15/20	2,082	2,074
6.4% 3/15/18	782	840
6.8% 1/15/19	2,710	2,965
7.875% 11/15/10	602	628
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	3,636	3,354
WPS Resources Corp. 6.11% 12/1/66 (k)	520	452
		39,253
TOTAL UTILITIES		151,476
TOTAL NONCONVERTIBLE BONDS		2,329,202
TOTAL CORPORATE BONDS (Cost $2,245,465)		2,427,162
U.S. Government and Government Agency Obligations - 5.3%

U.S. Government Agency Obligations - 0.2%
Fannie Mae 3.375% 5/19/11	35,123	36,351
Freddie Mac 5.25% 7/18/11	420	447
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		36,798
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.3%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	$ 12,261	$ 12,574
1.625% 1/15/18	12,370	12,754
2% 1/15/14 (i)	175,319	187,306
2.375% 1/15/27	48,191	50,303
2.5% 7/15/16	144,366	158,680
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		421,617
U.S. Treasury Obligations - 2.8%
U.S. Treasury Bonds:
4.375% 11/15/39	7,000	6,792
4.5% 8/15/39	5,510	5,461
U.S. Treasury Notes:
0.875% 1/31/12	121,970	122,194
1.125% 12/15/12	4,152	4,138
1.875% 6/15/12	4,104	4,188
1.875% 4/30/14	38,380	38,287
2.25% 1/31/15	30,000	29,972
2.375% 10/31/14 (i)	228,000	230,209
3.625% 8/15/19	66,000	66,201
TOTAL U.S. TREASURY OBLIGATIONS		507,442
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $938,906)		965,857
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.0%
4% 4/1/24 to 9/1/24	3,825	3,910
4% 3/1/25 (g)	4,000	4,082
4% 3/1/25 (g)	1,000	1,020
4.288% 6/1/36 (k)	337	349
4.5% 3/1/25 (g)	3,000	3,123
4.5% 1/1/39 to 2/1/40	39,808	40,294
4.5% 3/1/40 (g)	5,200	5,257
5% 3/1/25 (g)(h)	3,200	3,373
5% 12/1/25 to 2/1/40	7,495	7,783
5% 3/1/40 (g)(h)	22,900	23,733
5.5% 1/1/24 to 2/1/40	36,034	38,306
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/1/40 (g)(h)	$ 4,500	$ 4,738
5.5% 3/1/40 (g)(h)	1,000	1,053
5.5% 4/1/40 (g)(h)	4,500	4,732
5.515% 7/1/37 (k)	1,109	1,151
6% 2/1/23 to 7/1/37	25,051	27,085
6% 3/1/40 (g)(h)	3,000	3,182
6% 3/1/40 (g)(h)	1,000	1,061
6% 4/1/40 (g)(h)	3,000	3,187
6% 5/1/40 (g)(h)	3,000	3,182
6.5% 8/1/36 to 9/1/36	4,931	5,373
TOTAL FANNIE MAE		185,974
Freddie Mac - 0.3%
5% 3/1/19 to 9/1/39	25,959	27,263
5.681% 10/1/35 (k)	538	565
6% 7/1/37	92	99
6% 3/1/40 (g)	6,000	6,423
6% 3/1/40 (g)	1,000	1,070
6% 3/1/40 (g)	1,700	1,820
6% 3/1/40 (g)	1,000	1,070
6.5% 11/1/34 to 3/1/36	12,934	14,182
TOTAL FREDDIE MAC		52,492
Government National Mortgage Association - 0.3%
4% 3/1/40 (g)	1,500	1,480
4% 3/1/40 (g)	4,000	3,948
4% 3/1/40 (g)	4,500	4,441
5.5% 9/20/38 to 8/15/39	655	694
5.5% 3/1/40 (g)	11,000	11,635
5.5% 3/1/40 (g)	9,000	9,520
6% 2/15/34	10,902	11,874
6.5% 3/15/34	5,917	6,535
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		50,127
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $281,994)		288,593
Asset-Backed Securities - 0.8%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (k)	$ 1,383	$ 536
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (k)	470	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (k)	144	136
Class M2, 1.8788% 2/25/34 (k)	334	175
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (k)	177	156
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (k)	131	3
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (k)	129	3
Class M5, 0.6188% 4/25/36 (k)	85	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2588% 9/20/13 (k)	1,727	1,683
Series 2006-A7 Class A7, 0.2488% 10/20/12 (k)	870	847
Series 2006-C1 Class C1, 0.7088% 10/20/14 (k)	204	4
Series 2007-A1 Class A, 0.2788% 1/20/15 (k)	584	569
Series 2007-A4 Class A4, 0.2588% 4/22/13 (k)	830	809
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (f)(k)	247	247
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	86	87
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	539	524
Series 2007-2M Class A3, 5.22% 4/8/10	144	146
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (k)	84	53
Series 2004-R11 Class M1, 0.8888% 11/25/34 (k)	434	145
Series 2004-R2 Class M3, 0.7788% 4/25/34 (k)	117	13
Series 2005-R2 Class M1, 0.6788% 4/25/35 (k)	1,567	1,121
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (k)	36	26
Series 2004-W11 Class M2, 0.9288% 11/25/34 (k)	426	201
Series 2004-W7 Class M1, 0.7788% 5/25/34 (k)	1,108	523
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (k)	1,146	364
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (k)	2,026	1,149
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (k)	181	10
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(f)(k)	4,820	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.3788% 8/25/36 (k)	$ 1,163	$ 1,098
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (k)	967	938
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (k)	1,666	1,582
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (k)	376	361
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,539	1,568
Class C, 5.31% 6/15/12	1,132	1,157
Series 2007-1 Class C, 5.38% 11/15/12	403	420
Series 2007-SN1 Class D, 6.05% 1/17/12	197	195
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	237	239
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5219% 7/15/13 (k)	3,360	3,360
Series 2007-A3 Class A, 0.2319% 2/15/13 (k)	3,400	3,399
Series 2007-C3 Class C3, 0.5219% 4/15/13 (f)(k)	2,207	2,199
Series 2008-A4 Class A4, 1.5319% 3/15/13 (k)	5,200	5,202
Series 2009-A1 Class A1, 1.3331% 4/15/13 (k)	2,800	2,806
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (f)(k)	347	37
Class B, 0.9788% 7/20/39 (f)(k)	200	11
Class C, 1.3288% 7/20/39 (f)(k)	258	3
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	453
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (k)	4,366	869
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (k)	323	6
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (k)	2,725	546
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (k)	141	6
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (k)	1,368	466
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (f)(k)	137	121
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	393	352
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	185	185
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,312
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.4988% 10/25/35 (k)	2,908	2,798
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust: - continued
Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (k)	$ 581	$ 26
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (k)	0*	0*
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (k)	93	90
Series 2007-4 Class A1A, 0.3513% 9/25/37 (k)	533	517
Series 2007-5 Class 2A1, 0.3288% 4/25/29 (k)	6,521	5,855
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	251	0*
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (k)	121	31
Series 2004-4 Class M2, 1.0238% 6/25/34 (k)	446	154
Series 2005-3 Class MV1, 0.6488% 8/25/35 (k)	1,216	1,110
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (k)	195	178
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)	393	400
Series 2007-B Class A3, 5.47% 11/15/11 (f)	81	81
Series 2007-C Class A3, 5.43% 5/15/12 (f)	123	125
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (k)	2,207	2,206
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (f)	706	721
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (k)	30	26
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (k)	221	78
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (k)	4,507	1,431
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (k)	19	5
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (k)	3,181	2,827
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (k)	58	57
Series 2006-FF14 Class A2, 0.2888% 10/25/36 (k)	1,978	1,816
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	392	412
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (k)	586	565
Series 2010-1 Class A, 1.8822% 12/15/14 (f)(k)	7,780	7,817
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	50	51
Series 2007-1:
Class A4, 5.03% 2/16/15	348	359
Class C, 5.43% 2/16/15	426	402
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (k)	$ 720	$ 235
Class M4, 0.9088% 1/25/35 (k)	276	37
Series 2006-D Class M1, 0.4588% 11/25/36 (k)	224	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (f)(k)	2,160	1,404
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,164	873
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (f)(k)	239	211
Series 2006-2A:
Class A, 0.4119% 11/15/34 (f)(k)	1,395	1,060
Class B, 0.5119% 11/15/34 (f)(k)	505	177
Class C, 0.6119% 11/15/34 (f)(k)	837	234
Class D, 0.9819% 11/15/34 (f)(k)	319	67
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (k)	3,603	3,603
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (k)	665	644
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (k)	512	307
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	68	69
Class C, 5.74% 12/15/14	143	138
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8788% 6/25/34 (k)	2,032	962
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (k)	820	44
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (k)	327	5
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (f)(k)	501	95
Series 2006-3:
Class B, 0.6288% 9/25/46 (f)(k)	497	89
Class C, 0.7788% 9/25/46 (f)(k)	1,159	151
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (k)	336	180
Series 2003-3 Class M1, 1.5188% 8/25/33 (k)	656	315
Series 2003-5 Class A2, 0.9288% 12/25/33 (k)	25	13
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (k)	144	139
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (k)	1,857	1,744
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (k)	9	9
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (k)	695	420
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (k)	$ 1,137	$ 391
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	58	59
Class C, 5.34% 11/15/12	59	59
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (k)	2,497	59
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (k)	1,136	921
Class MV1, 0.4588% 11/25/36 (k)	923	334
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (k)	397	19
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (k)	699	573
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (k)	3	3
Class 2C, 1.4006% 3/27/42 (k)	2,016	377
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (f)(k)	209	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,942	1,980
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (k)	180	128
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	12	11
Class C, 5.691% 10/20/28 (f)	6	5
Class D, 6.01% 10/20/28 (f)	67	50
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (k)	407	13
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (k)	596	29
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (k)	144	65
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	217	221
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (k)	555	397
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (k)	1,752	1,541
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (k)	28	27
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (k)	2,521	1,432
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (k)	44	34
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (k)	303	115
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (k)	316	72
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (k)	3,212	82
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(k)(n)	$ 3,018	$ 124
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	1,818	330
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)	323	15
Series 2006-2 Class AIO, 6% 8/25/11 (n)	160	11
Series 2006-3:
Class A1, 0.2588% 9/25/19 (k)	173	173
Class AIO, 7.1% 1/25/12 (n)	258	30
Series 2006-4:
Class A1, 0.2588% 3/25/25 (k)	444	436
Class AIO, 6.35% 2/27/12 (n)	819	93
Class D, 1.3288% 5/25/32 (k)	1,544	44
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	1,101	154
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	936	136
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (k)	1,083	355
Series 2005-D Class M2, 0.6988% 2/25/36 (k)	593	63
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (k)	186	181
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (f)(k)	429	167
Series 2006-1A Class A, 1.6288% 3/20/11 (f)(k)	892	330
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (k)	96	92
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (k)	142	136
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (k)	405	112
Class M4, 1.6788% 9/25/34 (k)	519	73
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (k)	1,817	1,266
Class M3, 0.7888% 1/25/35 (k)	363	174
Class M4, 1.0588% 1/25/35 (k)	1,120	150
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (k)	1,328	18
Class M9, 2.1088% 5/25/35 (k)	226	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (f)(k)	2,497	2,473
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)	245	244
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (k)	271	10
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (k)	$ 126	$ 122
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (k)	4	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (k)	1,357	871
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (k)	66	1
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (k)	577	270
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (k)	293	277
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (f)(k)	739	687
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (k)	965	147
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	455	0*
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (k)	60	14
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.4788% 11/25/37 (k)	6,659	6,010
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (k)	1,098	923
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	845	806
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (k)	2,654	2,645
Class B, 0.4519% 6/15/12 (k)	294	289
Class C, 0.7319% 6/15/12 (k)	176	173
Series 2007-2 Class A, 0.8819% 10/15/12 (k)	1,986	1,977
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (k)	22	16
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (f)(k)	1,474	74
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	411	428
Series 2007-A Class A3, 5.28% 2/13/12	296	297
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (k)	2,785	2,748
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	354	359
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	283	290
Class D, 5.54% 12/20/12 (f)	404	411
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	$ 674	$ 0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (k)	348	6
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (f)(k)	6,374	6,280
Series 2007-A2 Class A2, 0.2619% 5/15/14 (f)(k)	3,400	3,397
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	6,464	6,638
Series 2007-A5A Class A5, 0.9819% 10/15/14 (f)(k)	900	901
Series 2007-C1 Class C1, 0.6319% 5/15/14 (f)(k)	3,948	3,942
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	6	0
Series 2006-2 Class A2, 0.3288% 7/25/36 (k)	76	75
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (f)(k)	1,358	163
TOTAL ASSET-BACKED SECURITIES (Cost $144,103)		147,417
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (f)(k)	1,084	434
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (k)	51	12
Class C, 5.6986% 4/10/49 (k)	135	30
Class D, 5.6986% 4/10/49 (k)	67	13
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (k)	1,586	1,406
Series 2004-1 Class 2A2, 3.676% 10/25/34 (k)	1,759	1,533
Series 2004-A Class 2A2, 4.4789% 2/25/34 (k)	937	848
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (k)	108	91
Class 2A2, 4.5532% 3/25/34 (k)	986	866
Series 2004-D Class 2A2, 3.8658% 5/25/34 (k)	1,550	1,369
Series 2004-G Class 2A7, 3.9253% 8/25/34 (k)	1,370	1,207
Series 2004-H Class 2A1, 3.7605% 9/25/34 (k)	1,210	1,035
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(k)(n)	39,872	3,074
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (k)	1,891	1,420
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (f)(k)(n)	$ 3,139	$ 41
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (k)	452	396
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (k)	4,289	3,952
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (k)	912	953
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (k)	1,212	1,114
Class A4, 3.0036% 8/25/34 (k)	1,009	926
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,019	204
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (f)(k)	912	864
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (k)	19	19
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (k)	198	184
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (k)	165	160
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (k)	37	27
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (k)	1,525	1,383
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (f)(k)	2,608	2,498
Class C2, 0.7213% 10/18/54 (f)(k)	874	804
Class M2, 0.5013% 10/18/54 (f)(k)	1,499	1,370
Series 2007-1A Class C2, 0.8013% 10/18/54 (f)(k)	222	220
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (f)(k)	2,161	1,964
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (f)(k)	2,364	2,252
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (k)	142	50
Series 2006-1A Class C2, 0.8288% 12/20/54 (f)(k)	4,917	1,721
Series 2006-2 Class C1, 0.6988% 12/20/54 (k)	4,095	1,392
Series 2006-3 Class C2, 0.7288% 12/20/54 (k)	853	299
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.3188% 12/20/54 (k)	$ 3,154	$ 2,145
Class C1, 0.6088% 12/20/54 (k)	1,928	675
Class M1, 0.3988% 12/20/54 (k)	829	514
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (k)	1,671	568
Class 1M1, 0.3788% 12/20/54 (k)	1,114	668
Class 2C1, 0.6588% 12/20/54 (k)	760	258
Class 2M1, 0.4788% 12/20/54 (k)	1,431	859
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (k)	1,981	693
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (k)	326	155
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (k)	604	494
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (k)	305	176
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (k)	163	53
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)	84	85
Class A3, 5.447% 6/12/47 (k)	1,730	1,742
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (k)	1,917	1,483
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (k)	1,810	1,741
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (k)	1,422	1,341
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (k)	3,428	3,113
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	410	414
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (f)(k)	295	133
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (k)	963	395
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (k)	379	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (k)	1,517	813
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (f)(k)	188	141
Class C, 0.4219% 6/15/22 (f)(k)	1,165	757
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class D, 0.4319% 6/15/22 (f)(k)	$ 448	$ 246
Class E, 0.4419% 6/15/22 (f)(k)	717	373
Class F, 0.4719% 6/15/22 (f)(k)	1,164	547
Class G, 0.5419% 6/15/22 (f)(k)	269	121
Class H, 0.5619% 6/15/22 (f)(k)	538	215
Class J, 0.6019% 6/15/22 (f)(k)	628	220
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.125% 8/25/34 (k)	1,595	1,394
Series 2005-A2 Class A7, 3.0982% 2/25/35 (k)	1,730	1,545
Series 2006-A6 Class A4, 3.6193% 10/25/33 (k)	1,393	1,217
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	3,905	4,017
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (k)	2,060	1,587
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (k)	2,236	137
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (k)	1,696	1,646
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (k)	798	637
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (f)(k)	1,569	737
Class B6, 3.0784% 7/10/35 (f)(k)	334	175
Series 2004-A:
Class B4, 1.4284% 2/10/36 (f)(k)	517	270
Class B5, 1.9284% 2/10/36 (f)(k)	345	184
Series 2004-B:
Class B4, 1.3284% 2/10/36 (f)(k)	410	209
Class B5, 1.7784% 2/10/36 (f)(k)	301	129
Class B6, 2.2284% 2/10/36 (f)(k)	107	33
Series 2004-C:
Class B4, 1.1784% 9/10/36 (f)(k)	536	249
Class B5, 1.5784% 9/10/36 (f)(k)	596	266
Class B6, 1.9784% 9/10/36 (f)(k)	111	40
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	833	714
Series 2004-SL3 Class A1, 7% 8/25/16	70	60
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (f)(k)	$ 354	$ 294
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	129	119
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (k)	32	16
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (f)(k)	57	49
Series 2003-15A Class 4A, 5.3948% 4/25/33 (k)	464	431
Series 2003-20 Class 1A1, 5.5% 7/25/33	461	462
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (k)	2,485	1,317
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3506% 7/25/36 (k)	9,678	9,411
Series 2006-5 Class A1, 0.3488% 6/25/36 (k)	4,004	3,876
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (k)	8	8
Series 2003-AR8 Class A, 2.8492% 8/25/33 (k)	828	758
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (k)	2,170	1,849
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.0947% 12/25/34 (k)	779	727
Series 2004-H Class A1, 4.5283% 6/25/34 (k)	1,683	1,654
Series 2004-W Class A9, 2.9948% 11/25/34 (k)	3,939	3,632
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (k)	622	591
Series 2005-AR12:
Class 2A5, 3.2077% 7/25/35 (k)	9,940	8,783
Class 2A6, 3.2077% 7/25/35 (k)	517	466
Series 2005-AR2 Class 2A2, 3.7412% 3/25/35 (k)	2,316	2,067
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (k)	948	828
TOTAL PRIVATE SPONSOR		109,855
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	1,236	1,239
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $90,766)		111,094
Commercial Mortgage Securities - 1.7%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (k)	$ 1,067	$ 1,139
Class A2, 7.1267% 2/14/43 (k)	671	728
Class A3, 7.1767% 2/14/43 (k)	724	786
Class PS1, 1.5186% 2/14/43 (k)(n)	3,213	115
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (k)	1,065	1,115
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	439	447
Series 2006-5:
Class A1, 5.185% 9/10/47	563	571
Class A2, 5.317% 9/10/47	3,520	3,635
Class A3, 5.39% 9/10/47	1,272	1,302
Series 2006-6 Class A3, 5.369% 12/10/16	1,824	1,872
Series 2007-2 Class A1, 5.421% 4/10/49	346	358
Series 2007-4 Class A3, 5.8113% 2/10/51 (k)	910	931
Series 2006-6 Class E, 5.619% 10/10/45 (f)	527	76
Series 2007-3:
Class A3, 5.6579% 6/10/49 (k)	1,523	1,559
Class A4, 5.6579% 6/10/49 (k)	1,901	1,695
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	104	104
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	1,867
Series 2004-2:
Class A3, 4.05% 11/10/38	1,163	1,172
Class A4, 4.153% 11/10/38	1,157	1,135
Series 2004-4 Class A3, 4.128% 7/10/42	170	170
Series 2005-1 Class A3, 4.877% 11/10/42	1,949	1,948
Series 2006-1 Class A1, 5.219% 9/10/45 (k)	1,025	1,038
Series 2007-1 Class A2, 5.381% 1/15/49	2,565	2,645
Series 2001-3 Class H, 6.562% 4/11/37 (f)	510	510
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	228	209
Class K, 6.15% 5/11/35 (f)	424	364
Series 2003-2 Class XP, 0.293% 3/11/41 (f)(k)(n)	11,260	30
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)	2,833	2,884
Series 2005-6 Class A3, 5.1785% 9/10/47 (k)	1,642	1,680
Series 2007-1 Class B, 5.543% 1/15/49	549	153
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (f)(k)	392	333
Class D, 0.5919% 3/15/22 (f)(k)	397	330
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class E, 0.6319% 3/15/22 (f)(k)	$ 328	$ 266
Class F, 0.7019% 3/15/22 (f)(k)	467	355
Class G, 0.7619% 3/15/22 (f)(k)	303	212
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (f)(k)	586	486
Class D, 0.4419% 10/15/19 (f)(k)	716	573
Class E, 0.4719% 10/15/19 (f)(k)	663	504
Class F, 0.5419% 10/15/19 (f)(k)	1,987	1,351
Class G, 0.5619% 10/15/19 (f)(k)	935	542
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (f)(k)	67	35
Series 2004-1:
Class A, 0.5888% 4/25/34 (f)(k)	1,146	883
Class B, 2.1288% 4/25/34 (f)(k)	128	59
Class M1, 0.7888% 4/25/34 (f)(k)	103	65
Class M2, 1.4288% 4/25/34 (f)(k)	95	50
Series 2004-2:
Class A, 0.6588% 8/25/34 (f)(k)	885	644
Class M1, 0.8088% 8/25/34 (f)(k)	152	87
Series 2004-3:
Class A1, 0.5988% 1/25/35 (f)(k)	1,954	1,397
Class A2, 0.6488% 1/25/35 (f)(k)	280	177
Class M1, 0.7288% 1/25/35 (f)(k)	337	182
Class M2, 1.2288% 1/25/35 (f)(k)	160	74
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (f)(k)	1,444	974
Class M1, 0.6588% 8/25/35 (f)(k)	78	36
Class M2, 0.7088% 8/25/35 (f)(k)	129	55
Class M3, 0.7288% 8/25/35 (f)(k)	72	29
Class M4, 0.8388% 8/25/35 (f)(k)	66	24
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (f)(k)	575	405
Class A2, 0.6288% 11/25/35 (f)(k)	519	314
Class M1, 0.6688% 11/25/35 (f)(k)	68	31
Class M2, 0.7188% 11/25/35 (f)(k)	86	38
Class M3, 0.7388% 11/25/35 (f)(k)	77	32
Class M4, 0.8288% 11/25/35 (f)(k)	96	37
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (f)(k)	1,335	834
Class B1, 1.6288% 1/25/36 (f)(k)	115	36
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M1, 0.6788% 1/25/36 (f)(k)	$ 431	$ 211
Class M2, 0.6988% 1/25/36 (f)(k)	129	59
Class M3, 0.7288% 1/25/36 (f)(k)	189	81
Class M4, 0.8388% 1/25/36 (f)(k)	104	40
Class M5, 0.8788% 1/25/36 (f)(k)	104	36
Class M6, 0.9288% 1/25/36 (f)(k)	111	35
Series 2006-1:
Class A2, 0.5888% 4/25/36 (f)(k)	204	120
Class M1, 0.6088% 4/25/36 (f)(k)	73	31
Class M2, 0.6288% 4/25/36 (f)(k)	77	30
Class M3, 0.6488% 4/25/36 (f)(k)	66	25
Class M4, 0.7488% 4/25/36 (f)(k)	38	13
Class M5, 0.7888% 4/25/36 (f)(k)	36	12
Class M6, 0.8688% 4/25/36 (f)(k)	73	23
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (f)(k)	3,139	2,142
Class A2, 0.5088% 7/25/36 (f)(k)	186	109
Class B1, 1.0988% 7/25/36 (f)(k)	70	21
Class B3, 2.9288% 7/25/36 (f)(k)	105	28
Class M1, 0.5388% 7/25/36 (f)(k)	195	85
Class M2, 0.5588% 7/25/36 (f)(k)	138	55
Class M3, 0.5788% 7/25/36 (f)(k)	114	43
Class M4, 0.6488% 7/25/36 (f)(k)	77	27
Class M5, 0.6988% 7/25/36 (f)(k)	95	32
Class M6, 0.7688% 7/25/36 (f)(k)	142	46
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (f)(k)	121	21
Class B2, 1.5788% 10/25/36 (f)(k)	88	13
Class B3, 2.8288% 10/25/36 (f)(k)	142	21
Class M4, 0.6588% 10/25/36 (f)(k)	134	36
Class M5, 0.7088% 10/25/36 (f)(k)	161	39
Class M6, 0.7888% 10/25/36 (f)(k)	314	63
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (f)(k)	685	461
Class A2, 0.4988% 12/25/36 (f)(k)	3,350	1,537
Class B1, 0.9288% 12/25/36 (f)(k)	107	26
Class B2, 1.4788% 12/25/36 (f)(k)	109	23
Class B3, 2.6788% 12/25/36 (f)(k)	185	34
Class M1, 0.5188% 12/25/36 (f)(k)	222	73
Class M2, 0.5388% 12/25/36 (f)(k)	148	45
Class M3, 0.5688% 12/25/36 (f)(k)	151	43
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M4, 0.6288% 12/25/36 (f)(k)	$ 180	$ 49
Class M5, 0.6688% 12/25/36 (f)(k)	165	42
Class M6, 0.7488% 12/25/36 (f)(k)	148	34
Series 2007-1:
Class A2, 0.4988% 3/25/37 (f)(k)	700	413
Class B1, 0.8988% 3/25/37 (f)(k)	223	42
Class B2, 1.3788% 3/25/37 (f)(k)	162	26
Class B3, 3.5788% 3/25/37 (f)(k)	443	58
Class M1, 0.4988% 3/25/37 (f)(k)	196	77
Class M2, 0.5188% 3/25/37 (f)(k)	147	52
Class M3, 0.5488% 3/25/37 (f)(k)	131	41
Class M4, 0.5988% 3/25/37 (f)(k)	106	30
Class M5, 0.6488% 3/25/37 (f)(k)	164	41
Class M6, 0.7288% 3/25/37 (f)(k)	229	50
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (f)(k)	627	407
Class A2, 0.5488% 7/25/37 (f)(k)	587	276
Class B1, 1.8288% 7/25/37 (f)(k)	181	28
Class B2, 2.4788% 7/25/37 (f)(k)	157	26
Class B3, 3.5788% 7/25/37 (f)(k)	176	25
Class M1, 0.5988% 7/25/37 (f)(k)	206	72
Class M2, 0.6388% 7/25/37 (f)(k)	113	35
Class M3, 0.7188% 7/25/37 (f)(k)	114	30
Class M4, 0.8788% 7/25/37 (f)(k)	225	50
Class M5, 0.9788% 7/25/37 (f)(k)	199	40
Class M6, 1.2288% 7/25/37 (f)(k)	252	43
Series 2007-3:
Class A2, 0.5188% 7/25/37 (f)(k)	721	345
Class B1, 1.1788% 7/25/37 (f)(k)	161	34
Class B2, 1.8288% 7/25/37 (f)(k)	402	73
Class B3, 4.2288% 7/25/37 (f)(k)	214	33
Class M1, 0.5388% 7/25/37 (f)(k)	144	52
Class M2, 0.5688% 7/25/37 (f)(k)	154	51
Class M3, 0.5988% 7/25/37 (f)(k)	241	75
Class M4, 0.7288% 7/25/37 (f)(k)	379	104
Class M5, 0.8288% 7/25/37 (f)(k)	198	46
Class M6, 1.0288% 7/25/37 (f)(k)	150	39
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (f)(k)	234	26
Class B2, 3.6788% 9/25/37 (f)(k)	847	85
Class M1, 1.1788% 9/25/37 (f)(k)	225	52
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M2, 1.2788% 9/25/37 (f)(k)	$ 225	$ 43
Class M4, 1.8288% 9/25/37 (f)(k)	572	86
Class M5, 1.9788% 9/25/37 (f)(k)	572	74
Class M6, 2.1788% 9/25/37 (f)(k)	573	69
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)	2,467	79
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(k)(n)	5,445	545
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (f)(k)	611	336
Class H, 0.8819% 3/15/19 (f)(k)	411	197
Class J, 1.0819% 3/15/19 (f)(k)	309	133
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (f)(k)	452	226
Class E, 0.5319% 3/15/22 (f)(k)	2,347	1,103
Class F, 0.5819% 3/15/22 (f)(k)	1,440	619
Class G, 0.6319% 3/15/22 (f)(k)	369	148
Class H, 0.7819% 3/15/22 (f)(k)	452	163
Class J, 0.9319% 3/15/22 (f)(k)	452	127
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	445	455
Series 2004-PWR3 Class A3, 4.487% 2/11/41	994	1,021
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,178	1,183
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	937	961
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,713
Series 2007-PW16:
Class A4, 5.7189% 6/11/40 (k)	534	505
Class AAB, 5.7189% 6/11/40 (k)	4,740	4,865
Series 2007-PW17 Class A1, 5.282% 6/11/50	576	589
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	332
Class A4, 5.7% 6/11/50	4,380	4,161
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)	283	289
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (f)(k)(n)	7,070	56
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,369
Series 2006-PW14 Class X2, 0.653% 12/11/38 (f)(k)(n)	12,358	248
Series 2006-T22:
Class A1, 5.415% 4/12/38 (k)	120	121
Class A4, 5.4629% 4/12/38 (k)	114	120
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW15 Class A1, 5.016% 2/11/44	$ 297	$ 305
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (f)(k)	146	59
Class C, 5.7189% 6/11/40 (f)(k)	122	47
Class D, 5.7189% 6/11/40 (f)(k)	122	35
Series 2007-PW18 Class X2, 0.344% 6/11/50 (f)(k)(n)	85,192	1,196
Series 2007-T28:
Class A1, 5.422% 9/11/42	150	156
Class X2, 0.175% 9/11/42 (f)(k)(n)	42,605	367
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.1712% 8/1/24 (f)(k)	591	189
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (f)(k)	762	504
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,072	1,112
Class XCL, 2.0744% 5/15/35 (f)(k)(n)	13,735	464
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	366	363
Class F, 7.734% 1/15/32	198	196
Series 2001-245 Class A2, 6.4842% 2/12/16 (f)(k)	927	962
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (f)(k)	326	230
Class G, 0.5631% 11/15/36 (f)(k)	405	258
Class H, 0.6031% 11/15/36 (f)(k)	324	191
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,404
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	1,548	542
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)	1,499	1,550
Class A2, 5.7001% 12/10/49 (k)	1,210	1,259
Class A4, 5.7001% 12/10/49 (k)	2,063	1,964
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (k)	380	388
Series 2007-CD4:
Class A1, 4.977% 12/11/49	207	210
Class A2A, 5.237% 12/11/49	812	847
Class A4, 5.322% 12/11/49	1,353	1,224
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 888	$ 870
Class C, 5.476% 12/11/49	1,717	429
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (k)	42	42
Series 2007-C3 Class A3, 5.8203% 5/15/46 (k)	912	921
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	684
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (f)(k)	2,043	1,594
Class C, 0.5019% 4/15/17 (f)(k)	734	528
Class D, 0.5419% 4/15/17 (f)(k)	721	469
Class E, 0.6019% 4/15/17 (f)(k)	230	138
Class F, 0.6419% 4/15/17 (f)(k)	130	69
Class G, 0.7819% 4/15/17 (f)(k)	130	59
Class H, 0.8519% 4/15/17 (f)(k)	130	42
Class J, 1.0819% 4/15/17 (f)(k)	100	25
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (f)(k)	943	868
Class D, 0.5719% 11/15/17 (f)(k)	49	44
Class E, 0.6219% 11/15/17 (f)(k)	174	148
Class F, 0.6819% 11/15/17 (f)(k)	191	149
Class G, 0.7319% 11/15/17 (f)(k)	133	89
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (f)(k)	1,300	1,001
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	33	34
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,591
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	1,542	1,515
Series 2007-C9 Class A4, 5.816% 12/10/49 (k)	2,018	1,959
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (f)(k)(n)	2,848	22
Series 2006-C8:
Class B, 5.44% 12/10/46	1,579	516
Class XP, 0.4838% 12/10/46 (k)(n)	15,178	216
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (k)	58	58
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	375	382
Class AJ, 5.373% 12/15/39	1,847	781
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49	$ 59	$ 60
Class A2, 5.448% 1/15/49 (k)	6,455	6,633
Class A3, 5.542% 1/15/49 (k)	1,824	1,522
Series 2007-C3:
Class A1, 5.664% 6/15/39 (k)	153	157
Class A4, 5.7225% 6/15/39 (k)	549	462
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	5,316
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (k)(n)	9,638	200
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	825	692
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (f)(k)	3,254	1,041
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	124	124
Series 2001-CK6 Class B, 6.582% 8/15/36	912	962
Series 2002-CP5 Class A1, 4.106% 12/15/35	110	112
Series 2004-C1:
Class A3, 4.321% 1/15/37	272	276
Class A4, 4.75% 1/15/37	425	435
Series 1998-C1 Class D, 7.17% 5/17/40	177	179
Series 1999-C1 Class E, 7.8926% 9/15/41 (k)	423	423
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (k)(n)	2,610	34
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (f)(k)(n)	8,399	187
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (f)(k)(n)	8,493	24
Series 2006-C1 Class A3, 5.5483% 2/15/39 (k)	4,815	4,923
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (f)(k)	345	207
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (f)(k)	1,416	708
0.5019% 2/15/22 (f)(k)	506	177
Class F, 0.5519% 2/15/22 (f)(k)	1,011	324
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	79	80
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (k)(n)	17,870	232
Class B, 5.487% 2/15/40 (f)(k)	1,394	146
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	507	507
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	$ 325	$ 312
Class G, 6.936% 3/15/33 (f)	600	551
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	4,758
Series 2001-1 Class X1, 1.0456% 5/15/33 (f)(k)(n)	9,345	94
Series 2004-C1 Class X2, 1.1162% 11/10/38 (f)(k)(n)	8,286	75
Series 2005-C1 Class B, 4.846% 6/10/48 (k)	260	138
Series 2007-C1 Class XP, 0.2074% 12/10/49 (k)(n)	22,431	153
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6546% 12/10/38 (f)(k)(n)	8,964	44
Series 2004-C3 Class X2, 0.6292% 12/10/41 (k)(n)	3,082	31
Series 2005-C1 Class X2, 0.6812% 5/10/43 (k)(n)	4,175	49
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (f)(k)	343	185
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	582	587
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,133	1,177
Class A2, 5.597% 12/10/49	1,824	1,859
Series 2007-GG9:
Class A1, 5.233% 3/10/39	85	86
Class A4, 5.444% 3/10/39	2,652	2,519
Series 2003-C1 Class XP, 2.0344% 7/5/35 (f)(k)(n)	5,414	29
Series 2003-C2 Class XP, 0.8642% 1/5/36 (f)(k)(n)	8,367	61
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (f)(k)(n)	17,542	252
Series 2006-GG7 Class A3, 5.883% 7/10/38 (k)	2,404	2,429
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)	22,376	247
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (f)(k)	46	33
Class D, 0.5084% 6/6/20 (f)(k)	218	122
Class E, 0.5984% 6/6/20 (f)(k)	252	140
Class F, 0.6684% 6/6/20 (f)(k)	634	349
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (f)(k)	$ 1,144	$ 972
Class D, 0.5984% 3/6/20 (f)(k)	2,144	1,801
Class F, 0.7084% 3/6/20 (f)(k)	94	78
Class G, 0.7484% 3/6/20 (f)(k)	47	39
Class H, 0.8784% 3/6/20 (f)(k)	42	34
Class J, 1.0784% 3/6/20 (f)(k)	60	48
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	1,433	1,511
Series 2004-GG2 Class A4, 4.964% 8/10/38	283	291
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (f)(k)(n)	17,894	274
Series 2006-GG6 Class A2, 5.506% 4/10/38	5,348	5,453
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,368	1,410
Series 2007-GG10:
Class A1, 5.69% 8/10/45	350	363
Class A2, 5.778% 8/10/45	435	452
Class A4, 5.8051% 8/10/45 (k)	7,756	6,911
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9676% 1/15/38 (f)(k)(n)	2,039	19
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (f)(k)(n)	2,866	23
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4019% 11/15/18 (f)(k)	761	472
Class C, 0.4419% 11/15/18 (f)(k)	541	308
Class D, 0.4619% 11/15/18 (f)(k)	239	124
Class E, 0.5119% 11/15/18 (f)(k)	343	172
Class F, 0.5619% 11/15/18 (f)(k)	516	237
Class G, 0.5919% 11/15/18 (f)(k)	448	197
Class H, 0.7319% 11/15/18 (f)(k)	343	137
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (k)	2,712	2,761
Series 2006-CB15 Class A3, 5.819% 6/12/43 (k)	1,373	1,405
Series 2006-CB17 Class A4, 5.429% 12/12/43	733	733
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	577
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (k)	433	442
Series 2007-CB19 Class A4, 5.746% 2/12/49 (k)	3,198	3,036
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (k)	2,560	2,665
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LDP10 Class A1, 5.122% 1/15/49	$ 76	$ 78
Series 2007-LDPX Class A3, 5.412% 1/15/49	2,510	2,291
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (k)	821	452
Series 2005-CB13 Class E, 5.3496% 1/12/43 (f)(k)	461	133
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,840	6,965
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	274
Series 2007-CB19:
Class B, 5.746% 2/12/49 (k)	78	26
Class C, 5.746% 2/12/49 (k)	204	64
Class D, 5.746% 2/12/49 (k)	214	63
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)	174	27
Class CS, 5.466% 1/15/49 (k)	75	8
Class ES, 5.5453% 1/15/49 (f)(k)	472	54
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	376	376
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	417	431
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0832% 4/25/21 (f)(k)	93	60
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	175	182
Series 2001-C3 Class A1, 6.058% 6/15/20	35	36
Series 2006-C1:
Class A2, 5.084% 2/15/31	437	443
Class A4, 5.156% 2/15/31	347	355
Series 2006-C3 Class A1, 5.478% 3/15/39	53	53
Series 2006-C6:
Class A1, 5.23% 9/15/39	121	123
Class A2, 5.262% 9/15/39 (k)	1,591	1,635
Series 2006-C7:
Class A1, 5.279% 11/15/38	103	105
Class A2, 5.3% 11/15/38	1,003	1,033
Class A3, 5.347% 11/15/38	679	677
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)	139	142
Class A4, 5.424% 2/15/40	2,738	2,534
Series 2007-C2:
Class A1, 5.226% 2/15/40	108	110
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A3, 5.43% 2/15/40	$ 1,980	$ 1,845
Series 2000-C5 Class E, 7.29% 12/15/32	64	64
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,805
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	984
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (f)(k)(n)	3,826	9
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (f)(k)(n)	17,999	175
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	279	281
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (k)(n)	3,075	45
Series 2006-C3 Class A3 5.689% 3/15/32	550	570
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (k)(n)	5,184	101
Series 2007-C1:
Class C, 5.533% 2/15/40 (k)	2,006	536
Class D, 5.563% 2/15/40 (k)	365	91
Class E, 5.582% 2/15/40 (k)	182	40
Class XCP, 0.4741% 2/15/40 (k)(n)	2,084	29
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,140	1,055
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,982	2,839
Class XCP, 0.2983% 9/15/45 (k)(n)	73,387	830
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	261	265
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	1,381	1,215
Class C, 4.13% 11/20/37 (f)	3,934	3,265
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (f)(k)	292	210
Class E, 0.5219% 9/15/21 (f)(k)	1,054	729
Class F, 0.5719% 9/15/21 (f)(k)	868	514
Class G, 0.5919% 9/15/21 (f)(k)	1,714	762
Class H, 0.6319% 9/15/21 (f)(k)	442	154
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,716
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	170	171
Series 2007-C1 Class A1, 4.533% 6/12/50	393	400
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (k)	1,498	1,527
Series 2005-LC1 Class F, 5.3781% 1/12/44 (f)(k)	793	243
Series 2006-C1 Class A2, 5.6114% 5/12/39 (k)	1,286	1,320
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2007-C1 Class A4, 5.8284% 6/12/50 (k)	$ 3,452	$ 3,188
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	1,789
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (k)	425	397
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	970	996
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	784	798
Series 2007-5:
Class A1, 4.275% 8/12/48	54	55
Class A3, 5.364% 8/12/48	356	348
Class A4, 5.378% 8/12/48	36	30
Class B, 5.479% 2/12/17	2,736	185
Series 2007-6:
Class A1, 5.175% 3/12/51	65	67
Class A4, 5.485% 3/12/51 (k)	7,400	6,269
Series 2007-7 Class A4, 5.747% 6/12/50 (k)	3,192	2,809
Series 2007-8 Class A1, 4.622% 8/12/49	275	281
Series 2006-2 Class A4, 5.9102% 6/12/46 (k)	554	572
Series 2006-4 Class XP, 0.6256% 12/12/49 (k)(n)	20,927	429
Series 2007-6 Class B, 5.635% 3/12/51 (k)	912	241
Series 2007-7 Class B, 5.75% 6/12/50	79	12
Series 2007-8 Class A3, 5.9573% 8/12/49 (k)	787	733
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (f)(k)	19	16
Series 2006-XLF:
Class C, 1.429% 7/15/19 (f)(k)	625	86
Class F, 0.549% 7/15/19 (f)(k)	878	632
Class G, 0.589% 7/15/19 (f)(k)	499	284
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (f)(k)	2,000	795
Series 2007-XLCA Class B, 0.7288% 7/17/17 (f)(k)	1,670	33
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (f)(k)	523	183
Class D, 0.419% 10/15/20 (f)(k)	507	127
Class E, 0.479% 10/15/20 (f)(k)	634	95
Class F, 0.529% 10/15/20 (f)(k)	380	38
Class G, 0.4719% 10/15/20 (f)(k)	470	38
Class H, 0.659% 10/15/20 (f)(k)	296	15
Class J, 0.809% 10/15/20 (f)(k)	338	10
Class MHRO, 0.9219% 10/15/20 (f)(k)	376	48
Class MJPM, 1.2319% 10/15/20 (f)(k)	115	12
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MSTR, 0.9319% 10/15/20 (f)(k)	$ 214	$ 34
Class NHRO, 1.119% 10/15/20 (f)(k)	567	67
Class NSTR, 1.079% 10/15/20 (f)(k)	197	27
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (f)(k)(n)	2,808	36
Series 2004-HQ3 Class A2, 4.05% 1/13/41	247	248
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,351
Series 2006-HQ10 Class A1, 5.131% 11/12/41	242	247
Series 2006-HQ8 Class A1, 5.124% 3/12/44	6	6
Series 2006-T23 Class A1, 5.682% 8/12/41	675	695
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	247	253
Class A31, 5.439% 2/12/44 (k)	462	462
Series 2007-IQ13 Class A1, 5.05% 3/15/44	257	264
Series 2007-IQ14 Class A1, 5.38% 4/15/49	634	652
Series 2007-T25:
Class A1, 5.391% 11/12/49	205	211
Class A2, 5.507% 11/12/49	896	933
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (f)(k)(n)	5,901	61
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (f)(k)(n)	10,717	202
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (f)(k)(n)	7,086	97
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (k)	1,415	1,457
Series 2006-HQ9 Class B, 5.832% 7/12/44 (k)	1,353	548
Series 2006-IQ11:
Class A3, 5.7351% 10/15/42 (k)	1,513	1,585
Class A4, 5.7711% 10/15/42 (k)	274	285
Series 2006-IQ12 Class B, 5.468% 12/15/43	912	353
Series 2006-T23 Class A3, 5.8074% 8/12/41 (k)	466	486
Series 2007-HQ11 Class B, 5.538% 2/20/44 (k)	1,654	587
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (k)	447	465
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	1,368	1,208
Class AAB, 5.654% 4/15/49	2,650	2,676
Class B, 5.7311% 4/15/49 (k)	224	72
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (f)(k)	2,250	118
Class D, 0.929% 7/17/17 (f)(k)	1,059	56
Class E, 1.029% 7/17/17 (f)(k)	861	45
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	$ 16	$ 16
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	1,351	1,367
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	121	127
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	775	800
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (f)(k)	969	967
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (f)(k)	1,239	586
Class F, 0.5731% 8/11/18 (f)(k)	1,426	612
Class G, 0.5931% 8/11/18 (f)(k)	1,351	556
Class J, 0.8331% 8/11/18 (f)(k)	300	76
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (f)(k)	98	39
Class AP2, 1.0319% 6/15/20 (f)(k)	163	49
Class F, 0.7119% 6/15/20 (f)(k)	3,171	571
Class LXR1, 0.9319% 6/15/20 (f)(k)	112	45
Class LXR2, 1.0319% 6/15/20 (f)(k)	2,162	649
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	278	280
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	1,808	1,827
Series 2003-C8 Class A3, 4.445% 11/15/35	3,972	4,008
Series 2006-C27 Class A2, 5.624% 7/15/45	815	842
Series 2006-C29:
Class A1, 5.11% 11/15/48	631	644
Class A3, 5.313% 11/15/48	2,422	2,468
Series 2007-C30:
Class A1, 5.031% 12/15/43	107	109
Class A3, 5.246% 12/15/43	783	773
Class A4, 5.305% 12/15/43	268	252
Class A5, 5.342% 12/15/43	976	811
Series 2007-C31:
Class A1, 5.14% 4/15/47	130	133
Class A4, 5.509% 4/15/47	2,061	1,756
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (k)	3,184	3,294
Class A3, 5.7403% 6/15/49 (k)	1,548	1,380
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(k)	$ 433	$ 320
Series 2003-C8 Class XP, 0.3153% 11/15/35 (f)(k)(n)	3,892	11
Series 2003-C9 Class XP, 0.4734% 12/15/35 (f)(k)(n)	4,352	17
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(k)	701	596
Class 180B, 5.5782% 10/15/41 (f)(k)	319	255
Series 2005-C19 Class B, 4.892% 5/15/44	912	535
Series 2005-C22:
Class B, 5.3602% 12/15/44 (k)	2,022	952
Class F, 5.3602% 12/15/44 (f)(k)	1,521	345
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	5,005	4,960
Series 2006-C29 Class E, 5.516% 11/15/48 (k)	912	193
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	2,736	600
Class D, 5.513% 12/15/43 (k)	1,459	257
Class XP, 0.434% 12/15/43 (f)(k)(n)	10,843	157
Series 2007-C31 Class C, 5.6929% 4/15/47 (k)	251	48
Series 2007-C31A Class A2, 5.421% 4/15/47	6,385	6,597
Series 2007-C32:
Class D, 5.7403% 6/15/49 (k)	685	118
Class E, 5.7403% 6/15/49 (k)	1,080	168
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (k)	604	505
Series 2007-C33 Class B, 5.9013% 2/15/51 (k)	1,534	428
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $274,249)		312,015
Municipal Securities - 0.1%

California Gen. Oblig.:
7.5% 4/1/34	3,750	3,668
7.55% 4/1/39	4,908	4,795
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	4,050	4,134
TOTAL MUNICIPAL SECURITIES (Cost $12,818)		12,597
Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Chilean Republic 7.125% 1/11/12 (Cost $1,912)	$ 1,794	$ 1,967
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $130)	143	152
Floating Rate Loans - 1.5%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
AM General LLC term loan 6.0006% 4/17/12 (k)	8,713	7,928
Ford Motor Co. term loan 3.2588% 12/15/13 (k)	13,883	12,981
		20,909
Hotels, Restaurants & Leisure - 0.1%
Cannery Casino Resorts LLC:
term loan 2.4784% 5/18/13 (k)	253	231
Tranche B, term loan 2.4788% 5/18/13 (k)	286	260
Fantasy Springs Resort Casino term loan 12% 8/6/12 (k)	7,771	6,216
Six Flags, Inc. Tranche B, term loan 2.48% 4/30/15 (k)	2,610	2,584
		9,291
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.23% 3/6/14 (k)	9,256	8,642
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.2291% 6/12/14 (k)	6,225	5,167
Hicks Sports Group LLC Tranche 2LN, term loan 8.75% 12/22/11 (c)(k)	11,000	2,200
Newsday LLC term loan 10.5% 8/1/13	7,000	7,517
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (c)(k)	1,188	710
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (k)	12,805	11,044
		35,280
Specialty Retail - 0.0%
GNC Corp. term loan 2.4986% 9/16/13 (k)	764	726
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.:
Tranche B1, term loan 2.5189% 10/31/13 (k)	$ 1,266	$ 1,142
Tranche B2, term loan 4.7689% 7/31/16 (k)	1,703	1,627
		3,495
TOTAL CONSUMER DISCRETIONARY		68,975
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (k)	603	561
FINANCIALS - 0.2%
Capital Markets - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	5,460	5,542
Diversified Financial Services - 0.1%
CIT Group, Inc.:
term loan 13% 1/20/12 (k)	2,255	2,328
Tranche A, term loan 9.5% 1/20/12 (k)	3,821	3,926
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (c)(k)	9,376	5,719
		11,973
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (k)	1,282	1,131
Tranche 2LN, term loan 13.5% 10/15/17	17,270	18,867
Tranche B, term loan 3.2507% 10/10/13 (k)	4,762	4,202
Tranche DD, term loan 3.2501% 10/10/13 (k)	1,005	882
		25,082
TOTAL FINANCIALS		42,597
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
Concentra Operating Corp. Tranche 2LN, term loan 5.76% 6/25/15 (k)	19,892	16,909
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (k)	2,500	1,900
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 2.9788% 3/14/11 (k)	5,683	5,484
Tranche 2LN, term loan 7.9788% 9/14/11 (k)	6,000	5,760
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (k)	$ 11,933	$ 11,575
Sheridan Healthcare, Inc. Tranche 2LN, term loan 5.9788% 6/15/15 (k)	17,840	16,234
		57,862
Pharmaceuticals - 0.1%
Graceway Pharmaceuticals LLC Tranche B 2LN, term loan 6.7288% 5/3/13 (k)	15,000	5,550
TOTAL HEALTH CARE		63,412
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.23% 5/11/15 pay-in-kind (k)	110	94
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5013% 4/30/14 (k)	8,358	7,083
US Airways Group, Inc. term loan 2.7288% 3/23/14 (k)	4,657	3,597
		10,680
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.275% 2/7/15 (k)	985	852
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (k)	7,990	7,471
Road & Rail - 0.0%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (k)	7,270	6,725
TOTAL INDUSTRIALS		25,822
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Avaya, Inc. term loan 3.0019% 10/26/14 (k)	6,044	5,304
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
IPC Systems, Inc. Tranche 2LN, term loan 5.5006% 5/31/15 (k)	$ 6,000	$ 4,440
SafeNet, Inc. Tranche 2LN, term loan 6.2288% 4/12/15 (k)	7,500	6,750
		16,494
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 12.5% 12/15/14	8,064	8,326
Spansion, Inc. term loan 7.75% 2/1/15 (k)	5,935	5,965
		14,291
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 6.0006% 6/11/15 (k)	23,730	22,069
SS&C Technologies, Inc. term loan 2.2503% 11/23/12 (k)	396	385
		22,454
TOTAL INFORMATION TECHNOLOGY		53,239
MATERIALS - 0.0%
Chemicals - 0.0%
Lyondell Chemical Co. term loan 5.7973% 12/20/13 (k)	10,161	7,164
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (k)	674	687
Tranche B 2LN, term loan 9% 6/20/10 (k)	181	184
		8,035
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 4.26% 12/31/14 (k)	810	563
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B2, term loan 3.7287% 10/10/14 (k)	2,777	2,253
Tranche B3, term loan 3.7287% 10/10/14 (k)	8,939	7,196
		10,012
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (k)	$ 12,400	$ 11,346
TOTAL UTILITIES		21,358
TOTAL FLOATING RATE LOANS (Cost $317,364)		283,999
Bank Notes - 0.0%

National City Bank, Cleveland 0.3556% 3/1/13 (k) (Cost $485)	576	559
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (k)	620	492
MUFG Capital Finance 1 Ltd. 6.346% (k)	2,427	2,386
		2,878
TOTAL PREFERRED SECURITIES (Cost $1,829)		2,878
Fixed-Income Funds - 9.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (l)	5,209,658	550,973
Fidelity Mortgage Backed Securities Central Fund (l)	11,087,677	1,145,135
TOTAL FIXED-INCOME FUNDS (Cost $1,637,118)		1,696,108
Money Market Funds - 7.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (m)	1,258,189,993	$ 1,258,190
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(m)	85,502,625	85,503
TOTAL MONEY MARKET FUNDS (Cost $1,343,693)		1,343,693
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $16,706,836)		18,578,901
NET OTHER ASSETS - (1.1)%		(210,323)
NET ASSETS - 100%		$ 18,368,578
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,560,250) (j)	Sept. 2037	$ 11,282	(10,831)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (j)	Sept. 2037	9,246	(8,877)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $565,625) (j)	Sept. 2037	2,121	(2,036)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (j)	Sept. 2037	9,246	(8,877)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,332,000) (j)

	Sept. 2037	$ 8,992	$ (8,632)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,024,750) (j)	Sept. 2037	7,720	(7,410)
TOTAL CREDIT DEFAULT SWAPS		$ 48,607	$ (46,663)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.79% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2012	250,000	4,472
Receive semi-annually a fixed rate equal to 1.9725% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	150,000	3,159
Receive semi-annually a fixed rate equal to 2.0015% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	165,000	3,576
Receive semi-annually a fixed rate equal to 2.692% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2014	150,000	3,736
Receive semi-annually a fixed rate equal to 4.947% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	100,000	10,098
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	50,000	8,026
Receive semi-annually a fixed rate equal to 5.61% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	95,500	10,534
TOTAL INTEREST RATE SWAPS		$ 960,500	$ 43,601
		$ 1,009,107	$ (3,062)
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $764,302,000 or 4.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $25,735,000.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,018,000 or 0.0% of net assets.

* Amount represents less than $1,000.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 904
Fidelity Corporate Bond 1-10 Year Central Fund	14,296
Fidelity Mortgage Backed Securities Central Fund	23,353
Fidelity Securities Lending Cash Central Fund	67
Total	$ 38,620
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 529,145	$ -	$ -	$ 550,973	22.9%
Fidelity Mortgage Backed Securities Central Fund	1,256,475	23,352	149,765	1,145,135	14.5%
Total	$ 1,785,620	$ 23,352	$ 149,765	$ 1,696,108
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,485,232	$ 1,485,232	$ -	$ -
Consumer Staples	1,070,401	1,070,401	-	-
Energy	1,132,986	1,120,424	12,562	-
Financials	1,684,674	1,639,127	36,580	8,967
Health Care	1,512,071	1,497,371	14,700	-
Industrials	1,082,984	1,082,537	282	165
Information Technology	2,229,638	2,228,644	-	994
Materials	464,538	464,538	-	-
Telecommunication Services	192,756	192,585	-	171
Utilities	129,530	123,709	5,821	-
Corporate Bonds	2,427,162	-	2,425,799	1,363
U.S. Government and Government Agency Obligations	965,857	-	965,857	-
U.S. Government Agency - Mortgage Securities	288,593	-	288,593	-
Asset-Backed Securities	147,417	-	129,370	18,047
Collateralized Mortgage Obligations	111,094	-	102,750	8,344
Commercial Mortgage Securities	312,015	-	285,045	26,970
Municipal Securities	12,597	-	12,597	-
Foreign Government and Government Agency Obligations	1,967	-	1,967	-
Supranational Obligations	152	-	152	-
Floating Rate Loans	283,999	-	283,999	-
Bank Notes	559	-	559	-
Preferred Securities	2,878	-	2,878	-
Fixed-Income Funds	1,696,108	1,696,108	-	-
Money Market Funds	1,343,693	1,343,693	-	-
Total Investments in Securities:	$ 18,578,901	$ 13,944,369	$ 4,569,511	$ 65,021
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swap Agreements	$ 43,601	$ -	$ 43,601	$ -
Liabilities
Swap Agreements	$ (46,663)	$ -	$ -	$ (46,663)
Total Derivative Instruments:	$ (3,062)	$ -	$ 43,601	$ (46,663)
Other Financial Instruments:
Forward Commitments	$ 40	$ -	$ 40	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 66,836
Total Realized Gain (Loss)	(186)
Total Unrealized Gain (Loss)	14,086
Cost of Purchases	9,271
Proceeds of Sales	(9,642)
Amortization/Accretion	965
Transfers in/out of Level 3	(16,309)
Ending Balance	$ 65,021
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 5,539
Derivative Instruments:
Swap Agreements
Beginning Balance	$ -
Total Unrealized Gain (Loss)	8,265
Transfers in to Level 3	(54,928)
Transfers out of Level 3	-
Ending Balance	$ (46,663)
Realized gain (loss) on Swap Agreements for the period	$ (5,701)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 8,265

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (46,663)
Interest Rate Risk
Swap Agreements (a)	43,601	-
Total Value of Derivatives	$ 43,601	$ (46,663)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	14.7%
AAA,AA,A	7.2%
BBB	3.8%
BB	1.8%
B	3.9%
CCC,CC,C	3.3%
D	0.1%
Not Rated	0.5%
Equities	59.8%
Short-Term Investments and Net Other Assets	4.9%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $859,077,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $1,671,520,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010

Assets
Investment in securities, at value (including securities loaned of $84,037) - See accompanying schedule: Unaffiliated issuers (cost $13,726,025)	$ 15,539,100
Fidelity Central Funds (cost $2,980,811)	3,039,801
Total Investments (cost $16,706,836)		$ 18,578,901
Commitment to sell securities on a delayed delivery basis	(37,346)
Receivable for securities sold on a delayed delivery basis	37,386	40
Receivable for investments sold, regular delivery		164,029
Cash		807
Receivable for swap agreements		6
Receivable for fund shares sold		9,998
Dividends receivable		19,545
Interest receivable		53,775
Distributions receivable from Fidelity Central Funds		6,008
Unrealized appreciation on swap agreements		43,601
Prepaid expenses		57
Other receivables		791
Total assets		18,877,558

Liabilities
Payable for investments purchased Regular delivery	$ 235,502
Delayed delivery	105,581
Payable for swap agreements	439
Payable for fund shares redeemed	25,464
Unrealized depreciation on swap agreements	46,663
Accrued management fee	6,198
Other affiliated payables	2,868
Other payables and accrued expenses	762
Collateral on securities loaned, at value	85,503
Total liabilities		508,980

Net Assets		$ 18,368,578
Net Assets consist of:
Paid in capital		$ 18,848,348
Undistributed net investment income		100,177
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,455,327)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,875,380
Net Assets		$ 18,368,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2010

Puritan: Net Asset Value, offering price and redemption price per share ($16,522,979 ÷ 1,027,139 shares)	$ 16.09

Class K: Net Asset Value, offering price and redemption price per share ($1,845,599 ÷ 114,740 shares)	$ 16.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010

Investment Income
Dividends		$ 82,604
Interest		155,618
Income from Fidelity Central Funds		38,620
Total income		276,842

Expenses
Management fee	$ 37,363
Transfer agent fees	16,432
Accounting and security lending fees	962
Custodian fees and expenses	146
Independent trustees' compensation	56
Registration fees	82
Audit	138
Legal	88
Interest	1
Miscellaneous	164
Total expenses before reductions	55,432
Expense reductions	(618)	54,814
Net investment income (loss)		222,028
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	456,608
Fidelity Central Funds	2,753
Foreign currency transactions	(86)
Swap agreements	4,598
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		463,877
Change in net unrealized appreciation (depreciation) on: Investment securities	736,836
Assets and liabilities in foreign currencies	(190)
Swap agreements	16,476
Delayed delivery commitments	2,344
Total change in net unrealized appreciation (depreciation)		755,466
Net gain (loss)		1,219,343
Net increase (decrease) in net assets resulting from operations		$ 1,441,371

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 222,028	$ 535,797
Net realized gain (loss)	463,877	(2,842,095)
Change in net unrealized appreciation (depreciation)	755,466	161,783
Net increase (decrease) in net assets resulting from operations	1,441,371	(2,144,515)
Distributions to shareholders from net investment income	(239,995)	(529,185)
Distributions to shareholders from net realized gain	(11,495)	(18,395)
Total distributions	(251,490)	(547,580)
Share transactions - net increase (decrease)	(401,828)	(1,153,885)
Total increase (decrease) in net assets	788,053	(3,845,980)

Net Assets
Beginning of period	17,580,525	21,426,505
End of period (including undistributed net investment income of $100,177 and undistributed net investment income of $118,144, respectively)	$ 18,368,578	$ 17,580,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 I	2006 H	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13	$ 18.44
Income from Investment Operations
Net investment income (loss) D	.19	.45	.50	.59	.06	.55	.47
Net realized and unrealized gain (loss)	1.06	(2.00)	(1.80)	1.70	.29	.80	1.39
Total from investment operations	1.25	(1.55)	(1.30)	2.29	.35	1.35	1.86
Distributions from net investment income	(.21)	(.44)	(.55)	(.59)	-	(.55)	(.45)
Distributions from net realized gain	(.01)	(.02)	(1.62)	(.85)	-	(.59)	(.72)
Total distributions	(.22)	(.46) J	(2.17)	(1.44)	-	(1.14)	(1.17)
Net asset value, end of period	$ 16.09	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13
Total Return B, C	8.34%	(8.76)%	(7.35)%	12.18%	1.81%	7.36%	10.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.62% A	.67%	.61%	.60%	.63% A	.62%	.63%
Expenses net of fee waivers, if any	.62% A	.67%	.61%	.60%	.62% A	.62%	.63%
Expenses net of all reductions	.61% A	.67%	.60%	.59%	.62% A	.61%	.62%
Net investment income (loss)	2.42% A	3.30%	2.72%	2.91%	3.97% A	2.90%	2.53%
Supplemental Data
Net assets, end of period (in millions)	$ 16,523	$ 16,111	$ 21,427	$ 25,719	$ 23,955	$ 23,558	$ 24,276
Portfolio turnover rate F	84% A	116% K	115%	70% K	78% A	44%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended July 31. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Total distributions of $.457 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.20	.46	.14
Net realized and unrealized gain (loss)	1.06	(1.99)	(1.16)
Total from investment operations	1.26	(1.53)	(1.02)
Distributions from net investment income	(.22)	(.47)	(.13)
Distributions from net realized gain	(.01)	(.02)	-
Total distributions	(.23)	(.48) I	(.13)
Net asset value, end of period	$ 16.09	$ 15.06	$ 17.07
Total Return B, C	8.41%	(8.59)%	(5.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.50%	.48% A
Expenses net of fee waivers, if any	.48% A	.50%	.48% A
Expenses net of all reductions	.48% A	.50%	.48% A
Net investment income (loss)	2.55% A	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,846	$ 1,469	$ 9
Portfolio turnover rate F	84% A	116% J	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.483 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission's (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. Investments in open-end mutual funds, including the Fidelity Fixed-Income and Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, capital loss carryforwards, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Gross unrealized appreciation	$ 2,138,239
Gross unrealized depreciation	(488,801)
Net unrealized appreciation (depreciation)	$ 1,649,438

Tax cost	$ 16,929,463

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $48,607 representing .26% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(46,663). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $25,735. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $48,607 less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (5,701)	$ (96)
Interest Rate Risk
Swap Agreements	10,299	16,572
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 4,598	$ 16,476

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $4,598 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $16,476 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,241,931 and $6,268,808, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Puritan	$ 15,962.19
Class K	470.06
	$ 16,432

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $68 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $36 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security

Semiannual Report

9. Security Lending - continued

lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net Income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $5. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $67.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $33. The weighted average interest rate was .62%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $617 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Puritan	$ 216,981	$ 501,005
Class K	23,014	28,180
Total	$ 239,995	$ 529,185
From net realized gain
Puritan	$ 10,418	$ 18,039
Class K	1,077	356
Total	$ 11,495	$ 18,395

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Puritan
Shares sold	39,257	105,776	$ 622,216	$ 1,423,786
Conversion to Class K A	-	(97,170)	-	(1,269,203)
Reinvestment of distributions	13,898	36,298	216,060	493,916
Shares redeemed	(95,605)	(229,813)	(1,513,852)	(3,069,987)
Net increase (decrease)	(42,450)	(184,909)	$ (675,576)	$ (2,421,488)
Class K
Shares sold	27,064	10,143	$ 429,636	$ 134,356
Conversion from Puritan A	-	97,171	-	1,269,203
Reinvestment of distributions	1,548	2,178	24,091	28,536
Shares redeemed	(11,414)	(12,459)	(179,979)	(164,492)
Net increase (decrease)	17,198	97,033	$ 273,748	$ 1,267,603

A Conversion transactions for Class K and Puritan are presented for the period September 1, 2008 through August 31, 2009.

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 28, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Semiannual Report

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

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Boston, MA

Transfer and Service Agents

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Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PUR-USAN-0410
1.789289.106

Fidelity®
Puritan®
Fund -
Class K

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Puritan	.62%
Actual		$ 1,000.00	$ 1,083.40	$ 3.20
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11
Class K	.48%
Actual		$ 1,000.00	$ 1,084.10	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	1.8	1.5
Procter & Gamble Co.	1.6	1.1
Apple, Inc.	1.6	1.3
JPMorgan Chase & Co.	1.5	1.5
Pfizer, Inc.	1.4	1.1
	7.9
Top Five Bond Issuers as of February 28, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	6.0	10.5
U.S. Treasury Obligations	5.4	2.9
Government National Mortgage Association	1.6	1.8
Freddie Mac	1.2	1.6
Citigroup, Inc.	0.4	0.5
	14.6
Top Five Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.6	14.3
Information Technology	13.1	14.1
Consumer Discretionary	10.7	10.4
Health Care	9.5	10.2
Energy	8.1	8.5
Asset Allocation (% of fund's net assets)
As of February 28, 2010 *		As of August 31, 2009 **
	Stocks 59.7%		Stocks 60.8%
	Bonds 38.8%		Bonds 41.3%
	Convertible Securities 0.6%		Convertible Securities 0.7%
	Other Investments 1.5%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets† (0.6)%		Short-Term Investments and Net Other Assets† (4.5)%
* Foreign investments	5.7%	** Foreign investments	6.5%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Semiannual Report

Investments February 28, 2010

Showing Percentage of Net Assets

Common Stocks - 59.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.1%
Johnson Controls, Inc.	829,300	$ 25,791
Automobiles - 0.3%
Ford Motor Co. (a)	4,518,400	53,046
Diversified Consumer Services - 0.2%
Sotheby's Class A (ltd. vtg.) (e)	1,558,700	37,876
Hotels, Restaurants & Leisure - 0.8%
Starbucks Corp. (a)	2,221,500	50,895
Starwood Hotels & Resorts Worldwide, Inc.	1,383,600	53,545
Vail Resorts, Inc. (a)(e)	1,142,827	41,153
WMS Industries, Inc. (a)	218,400	8,284
		153,877
Household Durables - 0.7%
Black & Decker Corp.	524,800	38,032
Lennar Corp. Class A	1,800,200	29,541
Mohawk Industries, Inc. (a)	253,400	13,070
Pulte Homes, Inc. (a)	3,672,800	39,776
		120,419
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	412,100	48,793
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	403,700	14,444
Media - 2.7%
Comcast Corp. Class A (special) (non-vtg.)	2,890,500	44,774
Discovery Communications, Inc. (a)	469,800	14,634
DreamWorks Animation SKG, Inc. Class A (a)	1,089,443	47,347
Grupo Televisa SA de CV (CPO) sponsored ADR	6,100	113
McGraw-Hill Companies, Inc.	1,248,000	42,682
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	895,600	2,929
The Walt Disney Co.	4,815,090	150,423
Time Warner Cable, Inc.	1,279,600	59,745
Time Warner, Inc.	1,075,953	31,246
Vertis Holdings, Inc. (a)	30,518	0*
Viacom, Inc. Class B (non-vtg.) (a)	1,535,700	45,534
Virgin Media, Inc.	3,036,900	49,198
		488,625
Multiline Retail - 0.4%
Kohl's Corp. (a)	797,700	42,932
Macy's, Inc.	1,807,200	34,608
		77,540
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.1%
AnnTaylor Stores Corp. (a)	1,140,000	$ 19,619
Best Buy Co., Inc.	425,700	15,538
Guess?, Inc.	332,900	13,579
J. Crew Group, Inc. (a)(e)	834,437	35,113
Limited Brands, Inc.	1,293,500	28,599
Lowe's Companies, Inc.	2,985,100	70,777
Lumber Liquidators Holdings, Inc. (a)	350,000	7,763
RadioShack Corp.	2,498,500	48,871
Staples, Inc.	3,052,100	78,622
Talbots, Inc. (a)(e)	126,100	1,367
TJX Companies, Inc.	1,473,900	61,358
		381,206
Textiles, Apparel & Luxury Goods - 0.4%
Polo Ralph Lauren Corp. Class A	1,046,100	83,615
TOTAL CONSUMER DISCRETIONARY		1,485,232
CONSUMER STAPLES - 5.8%
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	1,995,900	50,995
Dr Pepper Snapple Group, Inc.	2,065,775	65,588
The Coca-Cola Co.	1,701,500	89,703
		206,286
Food & Staples Retailing - 1.0%
Kroger Co.	1,494,800	33,035
Wal-Mart Stores, Inc.	1,580,100	85,436
Walgreen Co.	2,051,100	72,281
		190,752
Food Products - 0.9%
Archer Daniels Midland Co.	1,783,200	52,355
Bunge Ltd.	475,500	28,335
Smithfield Foods, Inc. (a)	1,467,900	25,263
Tyson Foods, Inc. Class A	3,236,700	55,153
		161,106
Household Products - 1.8%
Colgate-Palmolive Co.	222,200	18,429
Kimberly-Clark Corp.	399,600	24,272
Procter & Gamble Co.	4,657,222	294,709
		337,410
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	426,200	$ 25,627
Tobacco - 0.8%
Philip Morris International, Inc.	3,046,540	149,220
TOTAL CONSUMER STAPLES		1,070,401
ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	858,300	41,130
Ensco International Ltd. ADR	461,800	20,398
Nabors Industries Ltd. (a)	907,100	19,992
National Oilwell Varco, Inc.	324,300	14,097
Noble Corp.	562,300	23,763
Schlumberger Ltd.	626,000	38,249
Transocean Ltd. (a)	220,500	17,600
		175,229
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	1,003,000	70,340
Atlas Energy, Inc.	614,600	20,061
Chesapeake Energy Corp.	86,617	2,301
Chevron Corp.	2,843,400	205,578
ConocoPhillips	1,317,400	63,235
Denbury Resources, Inc. (a)	470,400	6,623
Exxon Mobil Corp.	2,510,624	163,191
Marathon Oil Corp.	2,097,700	60,728
Massey Energy Co.	598,400	25,773
Occidental Petroleum Corp.	1,080,958	86,314
Petrohawk Energy Corp. (a)	615,800	13,178
Plains Exploration & Production Co. (a)	443,700	14,558
Southwestern Energy Co. (a)	1,563,600	66,531
Ultra Petroleum Corp. (a)	156,300	7,148
XTO Energy, Inc.	3,055,500	139,636
		945,195
TOTAL ENERGY		1,120,424
FINANCIALS - 9.1%
Capital Markets - 1.3%
Evercore Partners, Inc. Class A	740,400	22,293
Goldman Sachs Group, Inc.	333,200	52,096
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Jefferies Group, Inc. (e)	888,300	$ 22,172
Julius Baer Group Ltd.	148,473	4,618
Julius Baer Holding Ltd.	148,473	1,620
KKR Private Equity Investors, LP Restricted Depositary Units (a)(f)	488,800	5,230
Morgan Stanley	3,859,900	108,772
UBS AG:
(For. Reg.) (a)	1,057,608	14,636
(NY Shares) (a)	658,800	9,131
		240,568
Commercial Banks - 2.1%
Comerica, Inc.	533,400	19,245
Huntington Bancshares, Inc.	3,824,065	18,394
PNC Financial Services Group, Inc.	1,604,000	86,231
Regions Financial Corp.	1,689,200	11,402
U.S. Bancorp, Delaware	1,907,700	46,948
Wells Fargo & Co.	7,326,640	200,310
		382,530
Consumer Finance - 0.4%
American Express Co.	1,948,600	74,417
Capital One Financial Corp.	264,600	9,989
		84,406
Diversified Financial Services - 3.8%
Bank of America Corp.	12,821,132	213,600
CIT Group, Inc. (a)	121,974	4,444
Citigroup, Inc.	36,170,900	122,981
CME Group, Inc.	215,800	65,105
JPMorgan Chase & Co.	6,595,023	276,793
NBH Holdings Corp. Class A (a)(f)	710,000	13,668
		696,591
Insurance - 0.8%
Assured Guaranty Ltd.	876,300	18,490
Lincoln National Corp.	919,200	23,145
RDA Holding Co.	431,528	8,967
The Chubb Corp.	482,200	24,332
The Travelers Companies, Inc.	1,330,000	69,945
		144,879
Real Estate Investment Trusts - 0.5%
Franklin Street Properties Corp.	2,824,500	36,634
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc.	1,823,200	$ 23,902
Simon Property Group, Inc.	401,700	31,449
		91,985
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	2,065,500	29,000
Northwest Bancshares, Inc.	300,000	3,543
		32,543
TOTAL FINANCIALS		1,673,502
HEALTH CARE - 8.2%
Biotechnology - 1.0%
Acorda Therapeutics, Inc. (a)	103,500	3,124
Amgen, Inc. (a)	884,100	50,049
BioMarin Pharmaceutical, Inc. (a)	573,500	11,470
Cephalon, Inc. (a)	596,312	40,949
CSL Ltd.	817	25
Dendreon Corp. (a)	417,400	13,035
United Therapeutics Corp. (a)	753,300	43,247
Vertex Pharmaceuticals, Inc. (a)	408,900	16,605
		178,504
Health Care Equipment & Supplies - 1.1%
C. R. Bard, Inc.	314,000	26,307
Covidien PLC	1,322,900	64,981
ev3, Inc. (a)	2,709,800	39,428
Sonova Holding AG Class B	200,769	25,040
Volcano Corp. (a)	509,900	10,499
William Demant Holding AS (a)	643,500	45,912
		212,167
Health Care Providers & Services - 1.5%
Aetna, Inc.	1,467,300	44,004
CIGNA Corp.	1,213,800	41,585
Community Health Systems, Inc. (a)	475,600	16,299
Express Scripts, Inc. (a)	664,500	63,799
Medco Health Solutions, Inc. (a)	1,100,000	69,564
UnitedHealth Group, Inc.	1,287,000	43,578
		278,829
Health Care Technology - 0.1%
Cerner Corp. (a)	172,800	14,334
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	1,307,400	$ 16,343
Covance, Inc. (a)	342,600	19,398
Illumina, Inc. (a)(e)	1,528,150	55,502
Life Technologies Corp. (a)	454,500	23,070
Millipore Corp. (a)	210,300	19,854
QIAGEN NV (a)	1,551,700	33,843
		168,010
Pharmaceuticals - 3.6%
Allergan, Inc.	727,000	42,479
Auxilium Pharmaceuticals, Inc. (a)	944,100	28,512
BMP Sunstone Corp. warrants 8/19/12 (a)(o)	59,000	24
Elan Corp. PLC sponsored ADR (a)	1,639,548	11,247
Johnson & Johnson	1,760,200	110,893
Merck & Co., Inc.	4,559,540	168,156
Pfizer, Inc.	14,693,286	257,867
Sanofi-Aventis	201,110	14,676
Watson Pharmaceuticals, Inc. (a)	662,800	26,373
		660,227
TOTAL HEALTH CARE		1,512,071
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.2%
Precision Castparts Corp.	361,400	40,748
United Technologies Corp.	2,559,300	175,696
		216,444
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,675,900	98,442
Airlines - 0.5%
AMR Corp. (a)	2,442,400	22,446
Delta Air Lines, Inc. (a)	1,964,136	25,377
Southwest Airlines Co.	3,154,600	39,685
		87,508
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	508,900	18,738
Masco Corp.	3,505,773	46,872
Masonite Worldwide Holdings (a)	5,358	225
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	94
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Masonite Worldwide Holdings: - continued
warrants 5/20/16 (a)	19,485	$ 71
Nortek, Inc. (a)	7,610	282
		66,282
Construction & Engineering - 0.2%
Fluor Corp.	484,800	20,749
Jacobs Engineering Group, Inc. (a)	235,200	9,126
		29,875
Electrical Equipment - 0.2%
Acuity Brands, Inc.	282,800	11,024
AMETEK, Inc.	406,400	15,866
Regal-Beloit Corp.	291,000	16,418
		43,308
Industrial Conglomerates - 0.6%
General Electric Co.	3,799,900	61,026
Textron, Inc.	2,456,600	48,935
		109,961
Machinery - 1.5%
Bucyrus International, Inc. Class A	177,400	11,098
Caterpillar, Inc.	366,600	20,915
Cummins, Inc.	1,749,200	99,320
Danaher Corp.	1,107,900	81,951
Ingersoll-Rand Co. Ltd.	1,379,700	44,026
The Stanley Works	379,400	21,721
		279,031
Professional Services - 0.2%
Manpower, Inc.	219,500	11,309
Robert Half International, Inc.	808,700	22,563
		33,872
Road & Rail - 0.6%
CSX Corp.	1,615,600	76,676
Union Pacific Corp.	617,256	41,585
		118,261
TOTAL INDUSTRIALS		1,082,984
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.2%
Acme Packet, Inc. (a)	323,138	$ 5,387
Adtran, Inc.	263,300	6,156
Cisco Systems, Inc. (a)	4,988,500	121,370
CommScope, Inc. (a)	1,091,300	27,817
QUALCOMM, Inc.	1,934,500	70,977
		231,707
Computers & Peripherals - 3.6%
Apple, Inc. (a)	1,439,100	294,469
Hewlett-Packard Co.	4,788,702	243,218
International Business Machines Corp.	789,800	100,431
Western Digital Corp. (a)	800,900	30,939
		669,057
Electronic Equipment & Components - 1.2%
Agilent Technologies, Inc. (a)	1,803,200	56,729
Arrow Electronics, Inc. (a)	540,100	15,236
Corning, Inc.	2,555,600	45,055
Flextronics International Ltd. (a)	2,979,500	20,737
Ingram Micro, Inc. Class A (a)	1,195,800	21,166
Prime View International Co. Ltd. sponsored GDR (a)(f)	140,100	2,756
Sanmina-SCI Corp. (a)	1,311,500	21,692
Tyco Electronics Ltd.	1,351,756	34,646
		218,017
Internet Software & Services - 1.0%
Google, Inc. Class A (a)	306,800	161,622
VeriSign, Inc. (a)	808,400	20,145
		181,767
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	971,700	46,768
MasterCard, Inc. Class A	317,600	71,260
Visa, Inc. Class A	274,400	23,401
		141,429
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	1,330,200	10,522
Applied Micro Circuits Corp. (a)	30	0*
Avago Technologies Ltd.	844,600	15,329
Cree, Inc. (a)	243,200	16,496
Intel Corp.	4,674,740	95,972
KLA-Tencor Corp.	444,900	12,960
Lam Research Corp. (a)	353,700	11,994
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	1,209,200	$ 26,748
NVIDIA Corp. (a)	2,103,800	34,082
PMC-Sierra, Inc. (a)	1,372,700	11,393
Skyworks Solutions, Inc. (a)	712,758	10,884
Texas Instruments, Inc.	1,328,900	32,399
Verigy Ltd. (a)	1,201,900	11,971
		290,750
Software - 2.7%
Activision Blizzard, Inc.	2,309,600	24,551
BMC Software, Inc. (a)	617,900	22,763
Citrix Systems, Inc. (a)	673,900	28,984
Fortinet, Inc.	797,253	13,697
Microsoft Corp.	11,398,813	326,671
Oracle Corp.	2,276,500	56,116
Taleo Corp. Class A (a)	982,800	23,135
		495,917
TOTAL INFORMATION TECHNOLOGY		2,228,644
MATERIALS - 2.5%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	452,200	31,012
Albemarle Corp.	1,224,400	45,903
Celanese Corp. Class A	1,326,681	41,379
Dow Chemical Co.	2,719,100	76,978
FMC Corp.	282,400	16,145
Georgia Gulf Corp. (a)	403,830	5,763
Monsanto Co.	599,000	42,319
Solutia, Inc. (a)	1,607,200	22,613
		282,112
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (e)	188,400	14,925
Metals & Mining - 0.7%
AngloGold Ashanti Ltd. sponsored ADR	1,158,900	42,161
Freeport-McMoRan Copper & Gold, Inc.	200	15
Harmony Gold Mining Co. Ltd. sponsored ADR	929,400	8,485
Newcrest Mining Ltd.	1,470,897	41,295
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	1,788,400	$ 29,205
Stillwater Mining Co. (a)	1,012,100	11,487
		132,648
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	862,700	34,853
TOTAL MATERIALS		464,538
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	1,127,236	27,967
Qwest Communications International, Inc.	4,866,800	22,193
Verizon Communications, Inc.	4,310,495	124,703
		174,863
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)	5,321,900	17,722
TOTAL TELECOMMUNICATION SERVICES		192,585
UTILITIES - 0.7%
Electric Utilities - 0.1%
FirstEnergy Corp.	708,200	27,372
Portland General Electric Co.	13,771	248
		27,620
Gas Utilities - 0.1%
Energen Corp.	378,600	17,211
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	1,032,618	36,214
NRG Energy, Inc. (a)	480,500	10,494
		46,708
Multi-Utilities - 0.2%
DTE Energy Co.	740,900	32,170
TOTAL UTILITIES		123,709
TOTAL COMMON STOCKS (Cost $9,382,205)		10,954,090
Preferred Stocks - 0.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 4.50%	56,300	$ 4,743
El Paso Corp. 4.99% (f)	8,100	7,819
		12,562
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	27,000	2,896
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(o)	497,017	994
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	5,821
TOTAL CONVERTIBLE PREFERRED STOCKS		22,273
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC, Inc. 7.00% (f)	11,951	8,276
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	187	0*
Wireless Telecommunication Services - 0.0%
Muzak LLC 0.00% (a)	210,761	171
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,447
TOTAL PREFERRED STOCKS (Cost $33,799)		30,720
Corporate Bonds - 13.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 508	$ 324
3.5% 1/15/31 (f)	3,757	2,393
		2,717
Specialty Retail - 0.1%
United Auto Group, Inc. 3.5% 4/1/26	8,280	8,311
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	8,200	7,298
TOTAL CONSUMER DISCRETIONARY		18,326
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Smithfield Foods, Inc. 4% 6/30/13	5,040	5,162
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,514
Chesapeake Energy Corp. 2.5% 5/15/37	43,570	37,936
		39,450
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Beckman Coulter, Inc. 2.5% 12/15/36	10,636	11,979
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	4,100	3,834
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (f)	6,000	5,528
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	3,641
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 9,500	$ 10,040
TOTAL CONVERTIBLE BONDS		97,960
Nonconvertible Bonds - 12.7%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.2%
ArvinMeritor, Inc. 10.625% 3/15/18	1,080	1,059
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	3,297	3,494
5.875% 3/15/11	1,224	1,275
Tenneco, Inc. 8.625% 11/15/14	9,810	9,663
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	3,175	3,397
TRW Automotive, Inc.:
7% 3/15/14 (f)	3,335	3,185
7.25% 3/15/17 (f)	4,795	4,531
		26,604
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	2,190	1,697
6.625% 2/15/28	3,740	2,992
6.625% 10/1/28	2,355	1,884
7.45% 7/16/31	665	584
		7,157
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 10.125% 10/15/13	1,615	1,631
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(k)	13,000	13,260
		14,891
Hotels, Restaurants & Leisure - 0.3%
American Casino & Entertainment Properties LLC 11% 6/15/14	3,090	2,711
Chukchansi Economic Development Authority:
4.0244% 11/15/12 (f)(k)	1,140	889
8% 11/15/13 (f)	1,890	1,531
Landry's Restaurants, Inc. 11.625% 12/1/15 (f)	760	802
McDonald's Corp. 5.35% 3/1/18	1,378	1,495
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.:
5.875% 2/27/14	$ 2,643	$ 2,207
6.75% 4/1/13	80	72
7.5% 6/1/16	5,325	4,260
11.125% 11/15/17 (f)	5,175	5,589
13% 11/15/13	12,000	13,680
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)	1,080	1,026
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	2,270	1,816
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(f)	16,160	17,938
Station Casinos, Inc.:
6% 4/1/12 (c)	7,405	1,074
7.75% 8/15/16 (c)	1,735	252
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)	1,546	843
		56,185
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	2,498	2,578
5.875% 1/15/36	1,500	1,319
Sealy Mattress Co. 10.875% 4/15/16 (f)	1,140	1,248
		5,145
Media - 1.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,109	1,173
6.875% 5/1/12	1,438	1,587
CanWest Media, Inc. 8% 9/15/12 (c)	4,456	3,966
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (f)(k)	5,995	6,265
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
13.5% 11/30/16	2,182	2,580
13.5% 11/30/16 (f)	9,545	11,287
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (f)(k)	1,500	1,560
8.375% 4/30/14 (f)(k)	10,000	10,150
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.:
4.4% 5/15/11	$ 4,675	$ 4,324
5% 3/15/12	4,405	3,788
6.25% 3/15/11	2,510	2,385
11.75% 8/1/16 pay-in-kind (k)	8,210	5,636
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)	780	796
Series B 9.25% 12/15/17 (f)	3,120	3,206
Comcast Cable Communications, Inc. 6.75% 1/30/11	301	316
Comcast Corp.:
4.95% 6/15/16	1,107	1,153
5.5% 3/15/11	225	235
5.7% 5/15/18	5,309	5,639
6.4% 3/1/40	2,111	2,148
6.45% 3/15/37	2,044	2,097
COX Communications, Inc.:
4.625% 6/1/13	2,632	2,791
6.25% 6/1/18 (f)	541	583
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	3,004
7.125% 2/1/16	5,000	5,000
7.75% 5/31/15	3,705	3,816
Kabel Deutschland GmbH 10.625% 7/1/14	4,730	4,967
LBI Media, Inc. 8.5% 8/1/17 (f)	6,320	5,372
Liberty Media Corp.:
5.7% 5/15/13	2,055	2,014
8.25% 2/1/30	10,280	9,252
News America Holdings, Inc. 7.75% 12/1/45	8,490	9,971
News America, Inc.:
4.75% 3/15/10	144	144
5.3% 12/15/14	516	568
6.9% 3/1/19	1,680	1,930
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (f)(k)	5,993	4,701
7% 1/15/14	1,977	1,552
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	3,353
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	9,095	9,482
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.5% 5/1/16	$ 3,000	$ 3,341
11.625% 2/1/14	1,800	2,016
Radio One, Inc. 8.875% 7/1/11	4,005	3,524
Rainbow National Services LLC:
8.75% 9/1/12 (f)	4,000	4,060
10.375% 9/1/14 (f)	7,775	8,164
The Reader's Digest Association, Inc.:
9% 2/15/17 (c)	9,530	1
9.5% 2/15/17 (f)(k)	6,770	6,753
Time Warner Cable, Inc.:
5% 2/1/20	6,833	6,768
5.4% 7/2/12	1,440	1,545
6.2% 7/1/13	1,369	1,515
6.75% 7/1/18	691	773
Time Warner, Inc.:
5.875% 11/15/16	2,609	2,863
6.5% 11/15/36	3,295	3,490
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	16,430	14,971
Vertis, Inc. 13.5% 4/1/14 pay-in-kind (c)	650	214
Videotron Ltd.:
9.125% 4/15/18 (f)	2,520	2,734
9.125% 4/15/18	3,045	3,304
		204,827
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	5,220	5,311
Claire's Stores, Inc. 9.25% 6/1/15	780	645
General Nutrition Centers, Inc. 5.1775% 3/15/14 pay-in-kind (k)	1,330	1,224
Michaels Stores, Inc. 10% 11/1/14	7,940	8,059
Sonic Automotive, Inc. 8.625% 8/15/13	8,091	8,091
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)	5,165	5,656
Toys 'R' Us, Inc. 7.875% 4/15/13	8,995	9,040
		38,026
TOTAL CONSUMER DISCRETIONARY		352,835
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	$ 4,022	$ 4,362
6.875% 11/15/19 (f)	4,000	4,607
8.2% 1/15/39 (f)	8,200	10,785
Diageo Capital PLC 5.2% 1/30/13	3,201	3,487
FBG Finance Ltd. 5.125% 6/15/15 (f)	1,730	1,839
		25,080
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
0.5556% 6/1/10 (k)	1,353	1,353
6.036% 12/10/28	1,315	1,314
6.302% 6/1/37 (k)	2,791	2,554
Rite Aid Corp.:
7.5% 3/1/17	13,280	12,417
9.75% 6/12/16	5,435	5,788
10.25% 10/15/19	1,070	1,132
10.375% 7/15/16	14,420	15,249
		39,807
Food Products - 0.1%
B&G Foods, Inc. 7.625% 1/15/18	3,160	3,176
Cargill, Inc. 6% 11/27/17 (f)	417	454
General Mills, Inc. 5.65% 2/15/19	934	1,006
Kraft Foods, Inc.:
5.375% 2/10/20	5,528	5,719
5.625% 11/1/11	2,156	2,289
6.75% 2/19/14	318	361
		13,005
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,054	1,124
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	16,293	20,490
Reynolds American, Inc.:
6.75% 6/15/17	1,724	1,860
7.25% 6/15/37	6,485	6,696
		29,046
TOTAL CONSUMER STAPLES		108,062
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (f)	$ 2,952	$ 3,741
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	5,420	5,420
Hercules Offshore, Inc. 10.5% 10/15/17 (f)	3,140	3,124
Transocean Ltd. 5.25% 3/15/13	2,042	2,206
Weatherford International Ltd.:
4.95% 10/15/13	1,026	1,097
5.15% 3/15/13	1,341	1,427
		17,015
Oil, Gas & Consumable Fuels - 1.2%
Antero Resources Finance Corp. 9.375% 12/1/17 (f)	4,470	4,559
BW Group Ltd. 6.625% 6/28/17 (f)	1,742	1,618
Canadian Natural Resources Ltd. 5.15% 2/1/13	2,650	2,853
Cenovus Energy, Inc.:
5.7% 10/15/19 (f)	3,868	4,081
6.75% 11/15/39 (f)	2,008	2,206
Chesapeake Energy Corp. 6.5% 8/15/17	14,280	13,566
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (f)	5,990	5,750
11.75% 7/15/14 (f)	4,080	4,468
ConocoPhillips 5.75% 2/1/19	7,588	8,330
Denbury Resources, Inc. 8.25% 2/15/20	1,980	2,049
Drummond Co., Inc.:
7.375% 2/15/16	8,000	7,440
9% 10/15/14 (f)	1,155	1,155
Duke Capital LLC:
6.25% 2/15/13	589	644
6.75% 2/15/32	2,454	2,560
Duke Energy Field Services:
5.375% 10/15/15 (f)	720	775
6.45% 11/3/36 (f)	8,320	8,340
6.875% 2/1/11	1,363	1,433
7.875% 8/16/10	611	630
El Paso Natural Gas Co. 5.95% 4/15/17	551	582
Enbridge Energy Partners LP:
5.875% 12/15/16	1,064	1,152
6.5% 4/15/18	1,398	1,539
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,702	1,891
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
5.6% 10/15/14	$ 1,152	$ 1,255
5.65% 4/1/13	410	446
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	2,276	2,429
Lukoil International Finance BV 6.656% 6/7/22 (f)	720	691
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	1,746	1,838
6.85% 1/15/40 (f)	6,648	7,184
Nakilat, Inc. 6.067% 12/31/33 (f)	4,083	3,635
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)	3,700	3,444
Nexen, Inc.:
5.05% 11/20/13	2,265	2,438
5.2% 3/10/15	535	569
5.875% 3/10/35	2,365	2,256
6.4% 5/15/37	4,230	4,273
NGPL PipeCo LLC 6.514% 12/15/12 (f)	2,099	2,314
OPTI Canada, Inc.:
7.875% 12/15/14	3,160	2,781
8.25% 12/15/14	5,470	4,848
Pemex Project Funding Master Trust 1.5536% 6/15/10 (f)(k)	734	734
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,100	2,118
6.875% 1/20/40	3,230	3,290
7.875% 3/15/19	5,157	5,931
Petrohawk Energy Corp. 9.125% 7/15/13	10,000	10,425
Petroleum Development Corp. 12% 2/15/18	4,240	4,452
Plains All American Pipeline LP:
6.125% 1/15/17	1,880	2,038
7.75% 10/15/12	1,389	1,569
Plains Exploration & Production Co.:
7% 3/15/17	4,400	4,312
7.625% 6/1/18	4,415	4,426
Quicksilver Resources, Inc. 8.25% 8/1/15	5,790	5,833
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (f)	1,584	1,726
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	2,588	2,697
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III: - continued
5.5% 9/30/14 (f)	$ 3,617	$ 3,816
5.832% 9/30/16 (f)	791	836
6.332% 9/30/27 (f)	5,710	5,842
6.75% 9/30/19 (f)	2,367	2,583
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	1,603	1,779
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,768
Southwestern Energy Co. 7.5% 2/1/18	3,340	3,524
Stone Energy Corp. 6.75% 12/15/14	5,580	4,883
Suncor Energy, Inc.:
6.1% 6/1/18	6,842	7,435
6.85% 6/1/39	6,550	7,235
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,657
Texas Eastern Transmission LP 6% 9/15/17 (f)	948	1,042
TransCanada PipeLines Ltd. 6.35% 5/15/67 (k)	1,397	1,313
XTO Energy, Inc.:
5% 1/31/15	1,031	1,126
5.65% 4/1/16	707	792
		222,204
TOTAL ENERGY		239,219
FINANCIALS - 4.0%
Capital Markets - 0.6%
Bear Stearns Companies, Inc.:
0.3889% 10/22/10 (k)	1,379	1,380
4.5% 10/28/10	1,080	1,108
5.3% 10/30/15	689	732
6.95% 8/10/12	11,066	12,325
BlackRock, Inc. 6.25% 9/15/17	1,142	1,264
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,478	3,748
5.95% 1/18/18	2,350	2,466
6.15% 4/1/18	1,161	1,226
6.75% 10/1/37	8,835	8,566
7.5% 2/15/19	5,036	5,764
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	10,616
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 2,262	$ 2,297
7.125% 5/15/15	811	863
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	3,781	4,008
6.4% 8/28/17	1,830	1,905
6.875% 4/25/18	2,917	3,073
Morgan Stanley:
0.4994% 1/9/12 (k)	6,662	6,535
0.5494% 1/9/14 (k)	2,947	2,816
4.75% 4/1/14	468	476
5.05% 1/21/11	1,794	1,857
5.25% 11/2/12	144	154
5.45% 1/9/17	140	143
5.95% 12/28/17	324	334
6% 5/13/14	4,650	5,030
6.6% 4/1/12	3,370	3,666
6.75% 4/15/11	4,992	5,274
7.3% 5/13/19	4,941	5,463
Scotland International Finance No. 2 BV 7.7% 8/15/10 (f)	576	587
The Bank of New York, Inc.:
4.3% 5/15/14	4,756	5,055
4.95% 11/1/12	2,277	2,471
5.45% 5/15/19	5,023	5,356
UBS AG Stamford Branch:
3.875% 1/15/15	8,000	8,002
5.75% 4/25/18	2,418	2,494
		117,054
Commercial Banks - 0.6%
ANZ National International Ltd. 6.2% 7/19/13 (f)	647	713
Bank of America NA:
5.3% 3/15/17	11,915	11,722
6% 10/15/36	2,235	2,039
Bank One Corp. 5.25% 1/30/13	548	591
Barclays Bank PLC 5.125% 1/8/20	6,235	6,122
BB&T Corp. 6.5% 8/1/11	732	779
Chase Manhattan Corp. 7.875% 6/15/10	915	933
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch:
5.4% 1/14/20	$ 4,835	$ 4,856
5.5% 5/1/14	2,285	2,496
6% 2/15/18	9,961	10,464
DBS Bank Ltd. (Singapore) 0.47% 5/16/17 (f)(k)	2,442	2,320
Export-Import Bank of Korea:
5.125% 2/14/11	1,720	1,771
5.25% 2/10/14 (f)	333	354
5.5% 10/17/12	1,329	1,425
Fifth Third Bancorp:
4.5% 6/1/18	73	65
8.25% 3/1/38	1,237	1,274
HBOS PLC 6.75% 5/21/18 (f)	408	376
HSBC Holdings PLC:
0.4544% 10/6/16 (k)	868	834
6.5% 5/2/36	6,610	6,811
6.5% 9/15/37	8,400	8,618
JPMorgan Chase Bank 6% 10/1/17	1,234	1,326
KeyBank NA:
5.8% 7/1/14	660	674
7% 2/1/11	662	693
Korea Development Bank 4.625% 9/16/10	1,080	1,096
Lloyds TSB Bank PLC 5.8% 1/13/20 (f)	4,308	4,169
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (f)(k)	547	511
PNC Funding Corp.:
0.3888% 1/31/12 (k)	3,525	3,476
3.625% 2/8/15	3,007	3,024
Regions Financial Corp. 7.75% 11/10/14	4,220	4,342
Santander Issuances SA Unipersonal:
0.6134% 6/20/16 (f)(k)	859	826
5.805% 6/20/16 (f)(k)	2,477	2,444
Standard Chartered Bank 6.4% 9/26/17 (f)	669	717
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(k)	1,728	1,710
Union Planters Corp. 7.75% 3/1/11	353	355
UnionBanCal Corp. 5.25% 12/16/13	390	411
Wachovia Bank NA 4.875% 2/1/15	829	862
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
0.3789% 4/23/12 (k)	$ 320	$ 316
0.3813% 10/15/11 (k)	2,366	2,353
5.625% 10/15/16	2,003	2,073
5.75% 6/15/17	1,728	1,824
Wells Fargo & Co. 5.625% 12/11/17	1,847	1,946
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	342	361
		100,072
Consumer Finance - 0.8%
Capital One Bank USA NA 8.8% 7/15/19	4,275	5,137
Capital One Financial Corp. 7.375% 5/23/14	4,410	5,055
Discover Financial Services:
0.7843% 6/11/10 (k)	2,370	2,363
6.45% 6/12/17	8,700	8,415
Ford Motor Credit Co. LLC:
7% 10/1/13	2,800	2,758
7.25% 10/25/11	4,975	5,043
7.5% 8/1/12	6,000	6,015
8% 12/15/16	10,620	10,664
8.125% 1/15/20	5,000	4,993
General Electric Capital Corp.:
5.5% 1/8/20	3,665	3,686
5.625% 9/15/17	17,812	18,645
5.9% 5/13/14	6,210	6,814
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,357
6.875% 8/28/12	3,685	3,648
8% 11/1/31	2,055	1,889
GMAC LLC:
6% 12/15/11	880	865
6% 12/15/11	4,090	4,029
6.625% 5/15/12	1,785	1,763
6.625% 5/15/12	8,315	8,211
6.75% 12/1/14	6,105	5,830
6.875% 9/15/11	1,365	1,363
7% 2/1/12	5,945	5,915
7.5% 12/31/13	7,562	7,411
8% 12/31/18	5,795	5,360
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
GMAC LLC: - continued
8% 11/1/31	$ 13,691	$ 12,561
Household Finance Corp. 6.375% 10/15/11	1,096	1,166
HSBC Finance Corp.:
5.25% 1/14/11	771	796
5.25% 1/15/14	621	659
MBNA America Bank NA 7.125% 11/15/12 (f)	409	450
MBNA Corp. 7.5% 3/15/12	948	1,037
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (f)	2,501	2,502
ORIX Corp. 5.48% 11/22/11	227	233
SLM Corp.:
0.4536% 3/15/11 (k)	66	64
0.4789% 10/25/11 (k)	5,381	5,073
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (f)	179	187
		151,957
Diversified Financial Services - 0.9%
BP Capital Markets PLC 5.25% 11/7/13	13,466	14,877
Calpine Construction Finance Co. LP 8% 6/1/16 (f)	8,880	8,969
CIT Group, Inc.:
7% 5/1/13	1,417	1,328
7% 5/1/14	2,126	1,956
7% 5/1/15	2,126	1,929
7% 5/1/16	3,543	3,162
7% 5/1/17	4,960	4,389
Citigroup, Inc.:
0.34% 5/18/11 (k)	1,656	1,640
5.3% 10/17/12	6,072	6,379
5.5% 4/11/13	6,263	6,556
6.125% 5/15/18	9,915	9,948
6.5% 1/18/11	770	801
6.5% 8/19/13	15,826	17,023
8.5% 5/22/19	9,500	10,963
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	12,399	13,562
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (f)	2,500	2,363
8% 1/15/18 (f)	2,500	2,363
International Lease Finance Corp.:
5.4% 2/15/12	1,688	1,554
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.65% 6/1/14	$ 1,504	$ 1,277
6.375% 3/25/13	3,313	2,918
6.625% 11/15/13	9,855	8,672
JPMorgan Chase & Co.:
4.65% 6/1/14	6,500	6,884
4.891% 9/1/15 (k)	1,608	1,623
5.6% 6/1/11	1,824	1,930
5.75% 1/2/13	1,306	1,420
6.3% 4/23/19	6,000	6,654
6.75% 2/1/11	221	233
NSG Holdings II, LLC 7.75% 12/15/25 (f)	6,750	5,839
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	642	570
5.5% 1/15/14 (f)	409	391
5.7% 4/15/17 (f)	999	885
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	1,908	1,951
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)	7,075	6,295
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(k)	2,951	2,656
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(k)	961	872
		160,832
Insurance - 0.5%
Allstate Corp. 7.45% 5/16/19	5,875	6,900
American International Group, Inc.:
4.25% 5/15/13	905	837
5.05% 10/1/15	630	532
5.45% 5/18/17	6,735	5,473
5.6% 10/18/16	1,125	931
5.85% 1/16/18	805	650
8.25% 8/15/18	3,365	3,088
Assurant, Inc.:
5.625% 2/15/14	1,126	1,174
6.75% 2/15/34	1,159	1,083
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	347
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	878	790
HUB International Holdings, Inc. 9% 12/15/14 (f)	3,710	3,543
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Jackson National Life Global Funding 5.375% 5/8/13 (f)	$ 444	$ 474
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)	350	298
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	22	28
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	4,500	5,557
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (f)(k)	4,351	4,303
MetLife, Inc.:
5% 6/15/15	686	724
6.125% 12/1/11	583	629
6.75% 6/1/16	3,874	4,304
7.717% 2/15/19	3,297	3,834
Metropolitan Life Global Funding I:
4.625% 8/19/10 (f)	1,944	1,973
5.125% 4/10/13 (f)	329	355
5.125% 6/10/14 (f)	3,462	3,715
Monumental Global Funding II 5.65% 7/14/11 (f)	973	1,019
Monumental Global Funding III 5.5% 4/22/13 (f)	1,297	1,382
New York Life Insurance Co. 6.75% 11/15/39 (f)	3,835	4,132
Pacific Life Global Funding 5.15% 4/15/13 (f)	1,995	2,115
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,855	4,609
Pacific LifeCorp 6% 2/10/20 (f)	3,662	3,632
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,529
5.15% 1/15/13	1,277	1,360
5.4% 6/13/35	266	237
5.5% 3/15/16	250	263
5.7% 12/14/36	226	212
6.2% 1/15/15	690	759
7.375% 6/15/19	1,880	2,162
8.875% 6/15/38 (k)	1,751	1,880
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(k)	1,969	1,803
Symetra Financial Corp. 6.125% 4/1/16 (f)	3,053	2,979
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	736	742
USI Holdings Corp. 4.125% 11/15/14 (f)(k)	2,920	2,416
		85,773
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	$ 216	$ 228
5.5% 1/15/12	743	784
6.625% 9/15/11	212	226
BRE Properties, Inc. 4.875% 5/15/10	1,522	1,525
Camden Property Trust:
5.375% 12/15/13	387	406
5.875% 11/30/12	1,743	1,828
Developers Diversified Realty Corp.:
4.625% 8/1/10	1,775	1,773
5% 5/3/10	1,320	1,321
5.25% 4/15/11	1,433	1,428
5.375% 10/15/12	757	747
Duke Realty LP:
4.625% 5/15/13	369	374
5.875% 8/15/12	67	70
DuPont Fabros Technology LP 8.5% 12/15/17 (f)	2,020	2,050
Equity One, Inc.:
6% 9/15/17	503	471
6.25% 1/15/17	291	286
Federal Realty Investment Trust:
5.4% 12/1/13	243	256
5.9% 4/1/20	1,213	1,219
6% 7/15/12	1,728	1,851
6.2% 1/15/17	365	376
HRPT Properties Trust:
5.75% 11/1/15	524	529
6.25% 6/15/17	726	707
6.65% 1/15/18	364	359
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	4,059
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,102
Washington (REIT) 5.95% 6/15/11	2,143	2,205
		31,180
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,588
Arden Realty LP 5.2% 9/1/11	789	826
Brandywine Operating Partnership LP:
5.625% 12/15/10	2,403	2,449
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
5.75% 4/1/12	$ 1,095	$ 1,128
Duke Realty LP:
5.4% 8/15/14	325	330
5.5% 3/1/16	2,930	2,892
5.625% 8/15/11	4,312	4,482
8.25% 8/15/19	1,608	1,764
ERP Operating LP 5.5% 10/1/12	261	279
Liberty Property LP:
5.125% 3/2/15	500	498
5.5% 12/15/16	876	859
Mack-Cali Realty LP:
5.05% 4/15/10	478	479
7.75% 2/15/11	575	604
Post Apartment Homes LP:
5.45% 6/1/12	798	801
6.3% 6/1/13	1,412	1,468
Realogy Corp. 10.5% 4/15/14	11,050	9,172
Regency Centers LP:
4.95% 4/15/14	360	346
5.25% 8/1/15	1,257	1,273
5.875% 6/15/17	622	619
Simon Property Group LP:
4.2% 2/1/15	1,785	1,806
4.6% 6/15/10	344	347
4.875% 8/15/10	397	403
6.75% 5/15/14	4,302	4,767
6.75% 2/1/40	4,820	4,844
Tanger Properties LP 6.15% 11/15/15	14	14
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (f)	5,559	5,991
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)	3,435	3,487
Ventas Realty LP 6.5% 6/1/16	660	658
		54,174
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.65% 5/1/18	7,144	7,126
7.375% 5/15/14	1,248	1,403
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.625% 6/1/19	$ 7,085	$ 8,012
Countrywide Financial Corp. 5.8% 6/7/12	1,718	1,830
Countrywide Home Loans, Inc. 4% 3/22/11	2,549	2,625
Independence Community Bank Corp.:
2.0706% 4/1/14 (k)	2,485	2,453
4.9% 9/23/10	999	1,020
		24,469
TOTAL FINANCIALS		725,511
HEALTH CARE - 0.8%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	1,741	1,932
Health Care Equipment & Supplies - 0.1%
Accellent, Inc. 8.375% 2/1/17 (f)	2,645	2,652
Biomet, Inc.:
10% 10/15/17	3,820	4,164
11.625% 10/15/17	6,185	6,850
		13,666
Health Care Providers & Services - 0.7%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (f)	4,330	4,633
12.375% 11/1/14 (f)	3,645	3,927
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (k)	5,335	4,837
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	976
6.3% 8/15/14	2,132	2,174
DaVita, Inc. 6.625% 3/15/13	7,205	7,223
Express Scripts, Inc. 6.25% 6/15/14	2,404	2,691
HCA, Inc.:
6.375% 1/15/15	1,325	1,262
6.5% 2/15/16	5,605	5,227
7.875% 2/15/20 (f)	4,825	5,030
8.5% 4/15/19 (f)	4,455	4,778
9.25% 11/15/16	19,940	21,186
9.875% 2/15/17 (f)	850	918
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
NMH Holdings, Inc. 7.3786% 6/15/14 pay-in-kind (f)(k)	$ 0*	$ 0*
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (f)(k)	4,790	4,742
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,416	1,494
Tenet Healthcare Corp.:
8.875% 7/1/19 (f)	8,855	9,298
9% 5/1/15 (f)	1,002	1,053
9.875% 7/1/14	4,690	4,784
10% 5/1/18 (f)	5,002	5,508
U.S. Oncology, Inc. 9.125% 8/15/17	2,740	2,822
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	11,067
US Oncology Holdings, Inc. 6.4275% 3/15/12 pay-in-kind (k)	8,913	8,205
Viant Holdings, Inc. 10.125% 7/15/17 (f)	10,489	10,227
		124,062
Pharmaceuticals - 0.0%
Bristol-Myers Squibb Co. 5.45% 5/1/18	1,728	1,875
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,841
Roche Holdings, Inc. 5% 3/1/14 (f)	3,501	3,792
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	564	614
		8,122
TOTAL HEALTH CARE		147,782
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (f)	3,650	4,006
6.4% 12/15/11 (f)	482	519
Bombardier, Inc.:
6.3% 5/1/14 (f)	10,420	10,707
7.45% 5/1/34 (f)	2,340	2,141
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
DRS Technologies, Inc.:
6.625% 2/1/16	$ 3,760	$ 3,650
7.625% 2/1/18	1,830	1,871
		22,894
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	146	145
AMR Corp. 10.2% 3/15/20	1,295	809
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	94	87
9.798% 4/1/21	6,038	5,404
6.648% 3/15/19	1,752	1,691
6.82% 5/1/18	130	122
6.9% 7/2/19	492	488
7.339% 4/19/14	2,050	1,937
Delta Air Lines, Inc.:
7.9% 12/15/49 (a)	27,035	270
8.3% 12/15/29 (a)	15,711	157
9.5% 9/15/14 (f)	970	987
10.375% 2/1/11 (a)	8,640	86
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	206	198
7.57% 11/18/10	6,419	6,523
7.779% 1/2/12	455	447
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,161	978
8.36% 7/20/20	863	796
United Air Lines, Inc. 9.875% 8/1/13 (f)	1,110	1,113
		22,238
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13	7,644	8,045
Commercial Services & Supplies - 0.0%
Casella Waste Systems, Inc. 11% 7/15/14 (f)	1,015	1,084
Cenveo Corp. 10.5% 8/15/16 (f)	2,590	2,577
United Rentals North America, Inc. 9.25% 12/15/19	3,460	3,356
		7,017
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	$ 11,608	$ 11,840
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	1,489	1,529
5.45% 10/15/12	3,609	3,963
6% 10/15/17	1,726	1,906
General Electric Co. 5.25% 12/6/17	19,778	20,755
Sequa Corp.:
11.75% 12/1/15 (f)	2,355	2,284
13.5% 12/1/15 pay-in-kind (f)	774	767
		31,204
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (f)	360	375
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,038
Navistar International Corp. 8.25% 11/1/21	1,735	1,752
		3,165
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)	1,420	1,441
9.5% 12/15/14	3,670	3,633
		5,074
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13	920	920
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16	9,480	8,556
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (k)	6,686	7,087
TOTAL INDUSTRIALS		128,040
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Avaya, Inc. 10.875% 11/1/15 pay-in-kind (k)	15,078	13,334
Brocade Communications Systems, Inc.:
6.625% 1/15/18 (f)	585	589
6.875% 1/15/20 (f)	585	592
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc.:
4.45% 1/15/20	$ 3,595	$ 3,592
5.5% 1/15/40	3,534	3,428
Lucent Technologies, Inc. 6.45% 3/15/29	10,065	7,146
ViaSat, Inc. 8.875% 9/15/16 (f)	765	776
		29,457
Electronic Equipment & Components - 0.0%
Reddy Ice Corp. 11.25% 3/15/15 (f)(g)	2,360	2,360
Tyco Electronics Group SA:
5.95% 1/15/14	1,738	1,885
6% 10/1/12	2,284	2,472
6.55% 10/1/17	1,390	1,530
		8,247
IT Services - 0.2%
Ceridian Corp. 11.25% 11/15/15	8,850	8,408
First Data Corp. 9.875% 9/24/15	11,815	10,220
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	11,536
		30,164
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	944	1,005
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
4.1286% 12/15/14 (k)	7,225	5,852
8.875% 12/15/14	5,975	5,288
10.125% 12/15/16	7,465	5,767
10.125% 3/15/18 (f)	13,240	13,439
National Semiconductor Corp. 0.5036% 6/15/10 (k)	2,354	2,350
NXP BV:
3.0013% 10/15/13 (k)	715	608
7.875% 10/15/14	8,000	7,400
Spansion LLC 11.25% 1/15/16 (c)(f)	905	1,077
Viasystems, Inc. 12% 1/15/15 (f)	2,225	2,381
		44,162
TOTAL INFORMATION TECHNOLOGY		113,035
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.7%
Chemicals - 0.2%
Dow Chemical Co.:
7.6% 5/15/14	$ 3,864	$ 4,414
8.55% 5/15/19	3,864	4,671
E.I. du Pont de Nemours & Co. 4.625% 1/15/20	3,924	3,965
Georgia Gulf Corp. 9% 1/15/17 (f)	3,040	3,154
Lubrizol Corp. 8.875% 2/1/19	547	689
Momentive Performance Materials, Inc.:
9.75% 12/1/14	9,280	8,758
10.875% 12/1/14 pay-in-kind (k)	221	201
NOVA Chemicals Corp. 8.375% 11/1/16 (f)	3,550	3,497
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	5,000	4,763
		34,112
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,080	1,152
Headwaters, Inc. 11.375% 11/1/14 (f)	585	592
		1,744
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. 8.875% 9/15/14	10,450	9,928
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (f)	1,970	2,034
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	4,000	4,160
Owens-Illinois, Inc. 7.8% 5/15/18	350	355
Pactiv Corp.:
5.875% 7/15/12	1,009	1,083
6.4% 1/15/18	1,030	1,108
		18,668
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/19 (f)	13	17
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,164	1,250
5.5% 4/1/14	5,752	6,365
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	1,179	1,304
Edgen Murray Corp. 12.25% 1/15/15 (f)	7,385	6,683
FMG Finance Property Ltd. 10.625% 9/1/16 (f)	7,000	7,788
McJunkin Red Man Corp. 9.5% 12/15/16 (f)	4,425	4,447
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Noranda Aluminium Holding Corp. 7.0244% 11/15/14 pay-in-kind (k)	$ 3,804	$ 2,567
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,256	7,980
6.5% 7/15/18	6,714	7,570
7.125% 7/15/28	7,050	8,019
Severstal Columbus LLC 10.25% 2/15/18 (f)	4,670	4,810
Teck Resources Ltd. 10.75% 5/15/19	6,210	7,654
United States Steel Corp. 6.65% 6/1/37	3,880	3,265
Vale Overseas Ltd. 6.25% 1/23/17	1,368	1,448
		71,167
TOTAL MATERIALS		125,691
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T Broadband Corp. 8.375% 3/15/13	1,523	1,768
AT&T, Inc.:
5.8% 2/15/19	5,178	5,538
6.7% 11/15/13	691	787
6.8% 5/15/36	12,428	13,285
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,565	1,807
British Telecommunications PLC 9.125% 12/15/10 (d)	1,601	1,701
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	11,240	10,959
Deutsche Telekom International Financial BV 5.25% 7/22/13	1,443	1,555
Global Crossing Ltd. 12% 9/15/15 (f)	2,015	2,186
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (k)	3,910	3,786
Intelsat Corp. 9.25% 8/15/14	5,190	5,333
Intelsat Ltd. 11.25% 6/15/16	14,660	15,650
Qwest Communications International, Inc. 7.125% 4/1/18 (f)	3,000	2,985
Qwest Corp. 8.375% 5/1/16	5,765	6,327
SBC Communications, Inc.:
5.1% 9/15/14	1,278	1,391
5.875% 2/1/12	1,610	1,735
5.875% 8/15/12	576	632
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 23,608	$ 17,883
6.9% 5/1/19	16,095	14,123
8.375% 3/15/12	7,330	7,486
8.75% 3/15/32	3,655	3,226
Telecom Italia Capital SA:
4.95% 9/30/14	1,890	1,973
5.25% 10/1/15	2,367	2,484
6.999% 6/4/18	6,391	7,009
7.2% 7/18/36	4,849	5,066
Telefonica Emisiones SAU:
5.877% 7/15/19	4,178	4,410
6.421% 6/20/16	684	766
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,091
6.25% 4/1/37	3,729	3,827
Verizon New England, Inc. 6.5% 9/15/11	525	559
Verizon New York, Inc. 6.875% 4/1/12	1,563	1,713
Wind Acquisition Finance SA 11.75% 7/15/17 (f)	6,720	7,190
		157,231
Wireless Telecommunication Services - 0.4%
Clearwire Escrow Corp. 12% 12/1/15 (f)	6,000	5,850
Crown Castle International Corp. 9% 1/15/15	2,955	3,191
Digicel Group Ltd.:
8.875% 1/15/15 (f)	11,915	11,379
9.125% 1/15/15 pay-in-kind (f)(k)	1,645	1,587
12% 4/1/14 (f)	6,990	7,759
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (f)	4,618	4,828
5.875% 10/1/19 (f)	4,498	4,717
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)	2,455	2,480
9.5% 6/15/16	6,745	7,091
11.5% 6/15/16	665	708
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)	870	885
8.875% 1/15/15	6,980	7,102
Muzak LLC 15% 7/31/14 pay-in-kind	3,347	2,343
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
5.95% 3/15/14	$ 830	$ 753
6.875% 10/31/13	4,380	4,205
7.375% 8/1/15	11,630	10,729
Verizon Wireless Capital LLC 5.55% 2/1/14	1,399	1,541
Vodafone Group PLC:
5% 12/16/13	1,353	1,457
5.5% 6/15/11	1,626	1,715
		80,320
TOTAL TELECOMMUNICATION SERVICES		237,551
UTILITIES - 0.8%
Electric Utilities - 0.4%
AmerenUE 6.4% 6/15/17	1,760	1,949
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,423	2,640
Edison Mission Energy:
7% 5/15/17	510	374
7.2% 5/15/19	8,270	5,706
EDP Finance BV:
4.9% 10/1/19 (f)	1,300	1,262
6% 2/2/18 (f)	2,160	2,265
Exelon Corp. 4.9% 6/15/15	1,621	1,694
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,320
6.05% 8/15/21	2,950	3,040
Illinois Power Co. 6.125% 11/15/17	243	263
Intergen NV 9% 6/30/17 (f)	7,015	7,155
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)	3,670	3,707
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	6,120
Nevada Power Co.:
6.5% 5/15/18	5,100	5,594
6.5% 8/1/18	925	1,016
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (f)	3,645	3,864
Oncor Electric Delivery Co. 6.375% 5/1/12	1,609	1,748
Pennsylvania Electric Co. 6.05% 9/1/17	450	479
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.:
4% 5/15/10	$ 1,314	$ 1,323
6.45% 8/15/12	2,198	2,375
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	2,416	2,090
Progress Energy, Inc.:
6% 12/1/39	3,768	3,701
7.1% 3/1/11	1,994	2,103
Sierra Pacific Power Co. 5.45% 9/1/13	919	997
Tampa Electric Co. 6.15% 5/15/37	3,871	3,985
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	5,105	3,816
11.25% 11/1/16 pay-in-kind (k)	10,399	6,904
		77,490
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	260	275
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,827	1,908
		2,183
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
7.75% 10/15/15	4,660	4,660
9.75% 4/15/16 (f)	2,000	2,135
Duke Capital LLC 5.668% 8/15/14	1,211	1,320
Energy Future Holdings Corp.:
10% 1/15/20 (f)	4,165	4,269
10.875% 11/1/17	16,015	12,171
Enron Corp.:
6.4% 7/15/06 (c)	3,600	2
6.625% 11/15/05 (c)	2,155	1
6.75% 9/1/04 (c)	1,425	0*
9.125% 4/1/03 (c)	4,315	3
Exelon Generation Co. LLC 5.35% 1/15/14	900	972
RRI Energy, Inc. 6.75% 12/15/14	7,026	7,017
		32,550
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.5% 12/1/39	2,401	2,322
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
4.75% 12/15/10	$ 2,316	$ 2,386
6.3% 9/30/66 (k)	12,373	11,445
7.5% 6/30/66 (k)	1,922	1,903
DTE Energy Co. 7.05% 6/1/11	580	615
KeySpan Corp. 7.625% 11/15/10	291	305
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,064	1,131
5.875% 10/1/12	1,721	1,892
6.5% 9/15/37	4,300	4,630
National Grid PLC 6.3% 8/1/16	870	964
NiSource Finance Corp.:
5.25% 9/15/17	497	502
5.4% 7/15/14	794	845
5.45% 9/15/20	2,082	2,074
6.4% 3/15/18	782	840
6.8% 1/15/19	2,710	2,965
7.875% 11/15/10	602	628
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	3,636	3,354
WPS Resources Corp. 6.11% 12/1/66 (k)	520	452
		39,253
TOTAL UTILITIES		151,476
TOTAL NONCONVERTIBLE BONDS		2,329,202
TOTAL CORPORATE BONDS (Cost $2,245,465)		2,427,162
U.S. Government and Government Agency Obligations - 5.3%

U.S. Government Agency Obligations - 0.2%
Fannie Mae 3.375% 5/19/11	35,123	36,351
Freddie Mac 5.25% 7/18/11	420	447
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		36,798
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.3%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	$ 12,261	$ 12,574
1.625% 1/15/18	12,370	12,754
2% 1/15/14 (i)	175,319	187,306
2.375% 1/15/27	48,191	50,303
2.5% 7/15/16	144,366	158,680
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		421,617
U.S. Treasury Obligations - 2.8%
U.S. Treasury Bonds:
4.375% 11/15/39	7,000	6,792
4.5% 8/15/39	5,510	5,461
U.S. Treasury Notes:
0.875% 1/31/12	121,970	122,194
1.125% 12/15/12	4,152	4,138
1.875% 6/15/12	4,104	4,188
1.875% 4/30/14	38,380	38,287
2.25% 1/31/15	30,000	29,972
2.375% 10/31/14 (i)	228,000	230,209
3.625% 8/15/19	66,000	66,201
TOTAL U.S. TREASURY OBLIGATIONS		507,442
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $938,906)		965,857
U.S. Government Agency - Mortgage Securities - 1.6%

Fannie Mae - 1.0%
4% 4/1/24 to 9/1/24	3,825	3,910
4% 3/1/25 (g)	4,000	4,082
4% 3/1/25 (g)	1,000	1,020
4.288% 6/1/36 (k)	337	349
4.5% 3/1/25 (g)	3,000	3,123
4.5% 1/1/39 to 2/1/40	39,808	40,294
4.5% 3/1/40 (g)	5,200	5,257
5% 3/1/25 (g)(h)	3,200	3,373
5% 12/1/25 to 2/1/40	7,495	7,783
5% 3/1/40 (g)(h)	22,900	23,733
5.5% 1/1/24 to 2/1/40	36,034	38,306
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/1/40 (g)(h)	$ 4,500	$ 4,738
5.5% 3/1/40 (g)(h)	1,000	1,053
5.5% 4/1/40 (g)(h)	4,500	4,732
5.515% 7/1/37 (k)	1,109	1,151
6% 2/1/23 to 7/1/37	25,051	27,085
6% 3/1/40 (g)(h)	3,000	3,182
6% 3/1/40 (g)(h)	1,000	1,061
6% 4/1/40 (g)(h)	3,000	3,187
6% 5/1/40 (g)(h)	3,000	3,182
6.5% 8/1/36 to 9/1/36	4,931	5,373
TOTAL FANNIE MAE		185,974
Freddie Mac - 0.3%
5% 3/1/19 to 9/1/39	25,959	27,263
5.681% 10/1/35 (k)	538	565
6% 7/1/37	92	99
6% 3/1/40 (g)	6,000	6,423
6% 3/1/40 (g)	1,000	1,070
6% 3/1/40 (g)	1,700	1,820
6% 3/1/40 (g)	1,000	1,070
6.5% 11/1/34 to 3/1/36	12,934	14,182
TOTAL FREDDIE MAC		52,492
Government National Mortgage Association - 0.3%
4% 3/1/40 (g)	1,500	1,480
4% 3/1/40 (g)	4,000	3,948
4% 3/1/40 (g)	4,500	4,441
5.5% 9/20/38 to 8/15/39	655	694
5.5% 3/1/40 (g)	11,000	11,635
5.5% 3/1/40 (g)	9,000	9,520
6% 2/15/34	10,902	11,874
6.5% 3/15/34	5,917	6,535
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		50,127
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $281,994)		288,593
Asset-Backed Securities - 0.8%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (k)	$ 1,383	$ 536
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (k)	470	1
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9788% 2/25/34 (k)	144	136
Class M2, 1.8788% 2/25/34 (k)	334	175
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (k)	177	156
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (k)	131	3
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (k)	129	3
Class M5, 0.6188% 4/25/36 (k)	85	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2588% 9/20/13 (k)	1,727	1,683
Series 2006-A7 Class A7, 0.2488% 10/20/12 (k)	870	847
Series 2006-C1 Class C1, 0.7088% 10/20/14 (k)	204	4
Series 2007-A1 Class A, 0.2788% 1/20/15 (k)	584	569
Series 2007-A4 Class A4, 0.2588% 4/22/13 (k)	830	809
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (f)(k)	247	247
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	86	87
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	539	524
Series 2007-2M Class A3, 5.22% 4/8/10	144	146
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (k)	84	53
Series 2004-R11 Class M1, 0.8888% 11/25/34 (k)	434	145
Series 2004-R2 Class M3, 0.7788% 4/25/34 (k)	117	13
Series 2005-R2 Class M1, 0.6788% 4/25/35 (k)	1,567	1,121
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (k)	36	26
Series 2004-W11 Class M2, 0.9288% 11/25/34 (k)	426	201
Series 2004-W7 Class M1, 0.7788% 5/25/34 (k)	1,108	523
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (k)	1,146	364
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0538% 4/25/34 (k)	2,026	1,149
Series 2006-HE2 Class M1, 0.5988% 3/25/36 (k)	181	10
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(f)(k)	4,820	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.3788% 8/25/36 (k)	$ 1,163	$ 1,098
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (k)	967	938
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (k)	1,666	1,582
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (k)	376	361
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,539	1,568
Class C, 5.31% 6/15/12	1,132	1,157
Series 2007-1 Class C, 5.38% 11/15/12	403	420
Series 2007-SN1 Class D, 6.05% 1/17/12	197	195
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	237	239
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5219% 7/15/13 (k)	3,360	3,360
Series 2007-A3 Class A, 0.2319% 2/15/13 (k)	3,400	3,399
Series 2007-C3 Class C3, 0.5219% 4/15/13 (f)(k)	2,207	2,199
Series 2008-A4 Class A4, 1.5319% 3/15/13 (k)	5,200	5,202
Series 2009-A1 Class A1, 1.3331% 4/15/13 (k)	2,800	2,806
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (f)(k)	347	37
Class B, 0.9788% 7/20/39 (f)(k)	200	11
Class C, 1.3288% 7/20/39 (f)(k)	258	3
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	453
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (k)	4,366	869
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (k)	323	6
Series 2006-NC4 Class M1, 0.5288% 10/25/36 (k)	2,725	546
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (k)	141	6
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (k)	1,368	466
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4088% 5/20/17 (f)(k)	137	121
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	393	352
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	185	185
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,312
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.4988% 10/25/35 (k)	2,908	2,798
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust: - continued
Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (k)	$ 581	$ 26
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3488% 1/25/37 (k)	0*	0*
Series 2007-11 Class 2A1, 0.2888% 6/25/47 (k)	93	90
Series 2007-4 Class A1A, 0.3513% 9/25/37 (k)	533	517
Series 2007-5 Class 2A1, 0.3288% 4/25/29 (k)	6,521	5,855
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	251	0*
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (k)	121	31
Series 2004-4 Class M2, 1.0238% 6/25/34 (k)	446	154
Series 2005-3 Class MV1, 0.6488% 8/25/35 (k)	1,216	1,110
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (k)	195	178
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)	393	400
Series 2007-B Class A3, 5.47% 11/15/11 (f)	81	81
Series 2007-C Class A3, 5.43% 5/15/12 (f)	123	125
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (k)	2,207	2,206
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (f)	706	721
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (k)	30	26
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (k)	221	78
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (k)	4,507	1,431
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (k)	19	5
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (k)	3,181	2,827
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (k)	58	57
Series 2006-FF14 Class A2, 0.2888% 10/25/36 (k)	1,978	1,816
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	392	412
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.7819% 6/15/13 (k)	586	565
Series 2010-1 Class A, 1.8822% 12/15/14 (f)(k)	7,780	7,817
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	50	51
Series 2007-1:
Class A4, 5.03% 2/16/15	348	359
Class C, 5.43% 2/16/15	426	402
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7188% 1/25/35 (k)	$ 720	$ 235
Class M4, 0.9088% 1/25/35 (k)	276	37
Series 2006-D Class M1, 0.4588% 11/25/36 (k)	224	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (f)(k)	2,160	1,404
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,164	873
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (f)(k)	239	211
Series 2006-2A:
Class A, 0.4119% 11/15/34 (f)(k)	1,395	1,060
Class B, 0.5119% 11/15/34 (f)(k)	505	177
Class C, 0.6119% 11/15/34 (f)(k)	837	234
Class D, 0.9819% 11/15/34 (f)(k)	319	67
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (k)	3,603	3,603
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (k)	665	644
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (k)	512	307
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	68	69
Class C, 5.74% 12/15/14	143	138
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8788% 6/25/34 (k)	2,032	962
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (k)	820	44
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (k)	327	5
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (f)(k)	501	95
Series 2006-3:
Class B, 0.6288% 9/25/46 (f)(k)	497	89
Class C, 0.7788% 9/25/46 (f)(k)	1,159	151
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5488% 8/25/33 (k)	336	180
Series 2003-3 Class M1, 1.5188% 8/25/33 (k)	656	315
Series 2003-5 Class A2, 0.9288% 12/25/33 (k)	25	13
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (k)	144	139
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (k)	1,857	1,744
Series 2006-8 Class 2A1, 0.2788% 3/25/37 (k)	9	9
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (k)	695	420
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (k)	$ 1,137	$ 391
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	58	59
Class C, 5.34% 11/15/12	59	59
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5288% 7/25/36 (k)	2,497	59
Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (k)	1,136	921
Class MV1, 0.4588% 11/25/36 (k)	923	334
Series 2007-CH3 Class M1, 0.5288% 3/25/37 (k)	397	19
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (k)	699	573
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (k)	3	3
Class 2C, 1.4006% 3/27/42 (k)	2,016	377
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (f)(k)	209	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,942	1,980
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (k)	180	128
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	12	11
Class C, 5.691% 10/20/28 (f)	6	5
Class D, 6.01% 10/20/28 (f)	67	50
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (k)	407	13
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (k)	596	29
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9788% 7/25/34 (k)	144	65
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	217	221
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (k)	555	397
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (k)	1,752	1,541
Series 2006-MLN1 Class A2A, 0.2988% 7/25/37 (k)	28	27
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (k)	2,521	1,432
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (k)	44	34
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (k)	303	115
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (k)	316	72
Series 2007-HE2 Class M1, 0.4788% 1/25/37 (k)	3,212	82
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(k)(n)	$ 3,018	$ 124
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	1,818	330
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)	323	15
Series 2006-2 Class AIO, 6% 8/25/11 (n)	160	11
Series 2006-3:
Class A1, 0.2588% 9/25/19 (k)	173	173
Class AIO, 7.1% 1/25/12 (n)	258	30
Series 2006-4:
Class A1, 0.2588% 3/25/25 (k)	444	436
Class AIO, 6.35% 2/27/12 (n)	819	93
Class D, 1.3288% 5/25/32 (k)	1,544	44
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	1,101	154
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	936	136
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (k)	1,083	355
Series 2005-D Class M2, 0.6988% 2/25/36 (k)	593	63
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (k)	186	181
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (f)(k)	429	167
Series 2006-1A Class A, 1.6288% 3/20/11 (f)(k)	892	330
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (k)	96	92
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (k)	142	136
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (k)	405	112
Class M4, 1.6788% 9/25/34 (k)	519	73
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (k)	1,817	1,266
Class M3, 0.7888% 1/25/35 (k)	363	174
Class M4, 1.0588% 1/25/35 (k)	1,120	150
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (k)	1,328	18
Class M9, 2.1088% 5/25/35 (k)	226	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (f)(k)	2,497	2,473
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)	245	244
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (k)	271	10
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (k)	$ 126	$ 122
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (k)	4	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (k)	1,357	871
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9488% 1/25/36 (k)	66	1
Series 2006-FR4 Class A2A, 0.3088% 8/25/36 (k)	577	270
Series 2007-NC1 Class A2A, 0.2788% 12/25/36 (k)	293	277
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (f)(k)	739	687
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (k)	965	147
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	455	0*
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (k)	60	14
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.4788% 11/25/37 (k)	6,659	6,010
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (k)	1,098	923
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	845	806
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3319% 6/15/12 (k)	2,654	2,645
Class B, 0.4519% 6/15/12 (k)	294	289
Class C, 0.7319% 6/15/12 (k)	176	173
Series 2007-2 Class A, 0.8819% 10/15/12 (k)	1,986	1,977
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (k)	22	16
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (f)(k)	1,474	74
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	411	428
Series 2007-A Class A3, 5.28% 2/13/12	296	297
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (k)	2,785	2,748
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	354	359
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	283	290
Class D, 5.54% 12/20/12 (f)	404	411
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	$ 674	$ 0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (k)	348	6
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (f)(k)	6,374	6,280
Series 2007-A2 Class A2, 0.2619% 5/15/14 (f)(k)	3,400	3,397
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	6,464	6,638
Series 2007-A5A Class A5, 0.9819% 10/15/14 (f)(k)	900	901
Series 2007-C1 Class C1, 0.6319% 5/15/14 (f)(k)	3,948	3,942
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	6	0
Series 2006-2 Class A2, 0.3288% 7/25/36 (k)	76	75
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (f)(k)	1,358	163
TOTAL ASSET-BACKED SECURITIES (Cost $144,103)		147,417
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (f)(k)	1,084	434
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (k)	51	12
Class C, 5.6986% 4/10/49 (k)	135	30
Class D, 5.6986% 4/10/49 (k)	67	13
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (k)	1,586	1,406
Series 2004-1 Class 2A2, 3.676% 10/25/34 (k)	1,759	1,533
Series 2004-A Class 2A2, 4.4789% 2/25/34 (k)	937	848
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (k)	108	91
Class 2A2, 4.5532% 3/25/34 (k)	986	866
Series 2004-D Class 2A2, 3.8658% 5/25/34 (k)	1,550	1,369
Series 2004-G Class 2A7, 3.9253% 8/25/34 (k)	1,370	1,207
Series 2004-H Class 2A1, 3.7605% 9/25/34 (k)	1,210	1,035
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(k)(n)	39,872	3,074
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (k)	1,891	1,420
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4281% 10/12/41 (f)(k)(n)	$ 3,139	$ 41
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (k)	452	396
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (k)	4,289	3,952
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (k)	912	953
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (k)	1,212	1,114
Class A4, 3.0036% 8/25/34 (k)	1,009	926
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,019	204
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (f)(k)	912	864
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (k)	19	19
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (k)	198	184
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (k)	165	160
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (k)	37	27
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (k)	1,525	1,383
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (f)(k)	2,608	2,498
Class C2, 0.7213% 10/18/54 (f)(k)	874	804
Class M2, 0.5013% 10/18/54 (f)(k)	1,499	1,370
Series 2007-1A Class C2, 0.8013% 10/18/54 (f)(k)	222	220
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (f)(k)	2,161	1,964
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (f)(k)	2,364	2,252
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7788% 12/20/54 (k)	142	50
Series 2006-1A Class C2, 0.8288% 12/20/54 (f)(k)	4,917	1,721
Series 2006-2 Class C1, 0.6988% 12/20/54 (k)	4,095	1,392
Series 2006-3 Class C2, 0.7288% 12/20/54 (k)	853	299
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.3188% 12/20/54 (k)	$ 3,154	$ 2,145
Class C1, 0.6088% 12/20/54 (k)	1,928	675
Class M1, 0.3988% 12/20/54 (k)	829	514
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (k)	1,671	568
Class 1M1, 0.3788% 12/20/54 (k)	1,114	668
Class 2C1, 0.6588% 12/20/54 (k)	760	258
Class 2M1, 0.4788% 12/20/54 (k)	1,431	859
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (k)	1,981	693
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (k)	326	155
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (k)	604	494
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (k)	305	176
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (k)	163	53
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)	84	85
Class A3, 5.447% 6/12/47 (k)	1,730	1,742
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (k)	1,917	1,483
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (k)	1,810	1,741
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (k)	1,422	1,341
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (k)	3,428	3,113
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	410	414
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (f)(k)	295	133
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (k)	963	395
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4588% 10/25/36 (k)	379	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (k)	1,517	813
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (f)(k)	188	141
Class C, 0.4219% 6/15/22 (f)(k)	1,165	757
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class D, 0.4319% 6/15/22 (f)(k)	$ 448	$ 246
Class E, 0.4419% 6/15/22 (f)(k)	717	373
Class F, 0.4719% 6/15/22 (f)(k)	1,164	547
Class G, 0.5419% 6/15/22 (f)(k)	269	121
Class H, 0.5619% 6/15/22 (f)(k)	538	215
Class J, 0.6019% 6/15/22 (f)(k)	628	220
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.125% 8/25/34 (k)	1,595	1,394
Series 2005-A2 Class A7, 3.0982% 2/25/35 (k)	1,730	1,545
Series 2006-A6 Class A4, 3.6193% 10/25/33 (k)	1,393	1,217
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	3,905	4,017
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (k)	2,060	1,587
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (k)	2,236	137
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (k)	1,696	1,646
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (k)	798	637
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5784% 7/10/35 (f)(k)	1,569	737
Class B6, 3.0784% 7/10/35 (f)(k)	334	175
Series 2004-A:
Class B4, 1.4284% 2/10/36 (f)(k)	517	270
Class B5, 1.9284% 2/10/36 (f)(k)	345	184
Series 2004-B:
Class B4, 1.3284% 2/10/36 (f)(k)	410	209
Class B5, 1.7784% 2/10/36 (f)(k)	301	129
Class B6, 2.2284% 2/10/36 (f)(k)	107	33
Series 2004-C:
Class B4, 1.1784% 9/10/36 (f)(k)	536	249
Class B5, 1.5784% 9/10/36 (f)(k)	596	266
Class B6, 1.9784% 9/10/36 (f)(k)	111	40
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	833	714
Series 2004-SL3 Class A1, 7% 8/25/16	70	60
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (f)(k)	$ 354	$ 294
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	129	119
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (k)	32	16
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (f)(k)	57	49
Series 2003-15A Class 4A, 5.3948% 4/25/33 (k)	464	431
Series 2003-20 Class 1A1, 5.5% 7/25/33	461	462
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (k)	2,485	1,317
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3506% 7/25/36 (k)	9,678	9,411
Series 2006-5 Class A1, 0.3488% 6/25/36 (k)	4,004	3,876
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (k)	8	8
Series 2003-AR8 Class A, 2.8492% 8/25/33 (k)	828	758
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (k)	2,170	1,849
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.0947% 12/25/34 (k)	779	727
Series 2004-H Class A1, 4.5283% 6/25/34 (k)	1,683	1,654
Series 2004-W Class A9, 2.9948% 11/25/34 (k)	3,939	3,632
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (k)	622	591
Series 2005-AR12:
Class 2A5, 3.2077% 7/25/35 (k)	9,940	8,783
Class 2A6, 3.2077% 7/25/35 (k)	517	466
Series 2005-AR2 Class 2A2, 3.7412% 3/25/35 (k)	2,316	2,067
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (k)	948	828
TOTAL PRIVATE SPONSOR		109,855
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	1,236	1,239
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $90,766)		111,094
Commercial Mortgage Securities - 1.7%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (k)	$ 1,067	$ 1,139
Class A2, 7.1267% 2/14/43 (k)	671	728
Class A3, 7.1767% 2/14/43 (k)	724	786
Class PS1, 1.5186% 2/14/43 (k)(n)	3,213	115
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (k)	1,065	1,115
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	439	447
Series 2006-5:
Class A1, 5.185% 9/10/47	563	571
Class A2, 5.317% 9/10/47	3,520	3,635
Class A3, 5.39% 9/10/47	1,272	1,302
Series 2006-6 Class A3, 5.369% 12/10/16	1,824	1,872
Series 2007-2 Class A1, 5.421% 4/10/49	346	358
Series 2007-4 Class A3, 5.8113% 2/10/51 (k)	910	931
Series 2006-6 Class E, 5.619% 10/10/45 (f)	527	76
Series 2007-3:
Class A3, 5.6579% 6/10/49 (k)	1,523	1,559
Class A4, 5.6579% 6/10/49 (k)	1,901	1,695
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	104	104
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	1,867
Series 2004-2:
Class A3, 4.05% 11/10/38	1,163	1,172
Class A4, 4.153% 11/10/38	1,157	1,135
Series 2004-4 Class A3, 4.128% 7/10/42	170	170
Series 2005-1 Class A3, 4.877% 11/10/42	1,949	1,948
Series 2006-1 Class A1, 5.219% 9/10/45 (k)	1,025	1,038
Series 2007-1 Class A2, 5.381% 1/15/49	2,565	2,645
Series 2001-3 Class H, 6.562% 4/11/37 (f)	510	510
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	228	209
Class K, 6.15% 5/11/35 (f)	424	364
Series 2003-2 Class XP, 0.293% 3/11/41 (f)(k)(n)	11,260	30
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)	2,833	2,884
Series 2005-6 Class A3, 5.1785% 9/10/47 (k)	1,642	1,680
Series 2007-1 Class B, 5.543% 1/15/49	549	153
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (f)(k)	392	333
Class D, 0.5919% 3/15/22 (f)(k)	397	330
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class E, 0.6319% 3/15/22 (f)(k)	$ 328	$ 266
Class F, 0.7019% 3/15/22 (f)(k)	467	355
Class G, 0.7619% 3/15/22 (f)(k)	303	212
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (f)(k)	586	486
Class D, 0.4419% 10/15/19 (f)(k)	716	573
Class E, 0.4719% 10/15/19 (f)(k)	663	504
Class F, 0.5419% 10/15/19 (f)(k)	1,987	1,351
Class G, 0.5619% 10/15/19 (f)(k)	935	542
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (f)(k)	67	35
Series 2004-1:
Class A, 0.5888% 4/25/34 (f)(k)	1,146	883
Class B, 2.1288% 4/25/34 (f)(k)	128	59
Class M1, 0.7888% 4/25/34 (f)(k)	103	65
Class M2, 1.4288% 4/25/34 (f)(k)	95	50
Series 2004-2:
Class A, 0.6588% 8/25/34 (f)(k)	885	644
Class M1, 0.8088% 8/25/34 (f)(k)	152	87
Series 2004-3:
Class A1, 0.5988% 1/25/35 (f)(k)	1,954	1,397
Class A2, 0.6488% 1/25/35 (f)(k)	280	177
Class M1, 0.7288% 1/25/35 (f)(k)	337	182
Class M2, 1.2288% 1/25/35 (f)(k)	160	74
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (f)(k)	1,444	974
Class M1, 0.6588% 8/25/35 (f)(k)	78	36
Class M2, 0.7088% 8/25/35 (f)(k)	129	55
Class M3, 0.7288% 8/25/35 (f)(k)	72	29
Class M4, 0.8388% 8/25/35 (f)(k)	66	24
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (f)(k)	575	405
Class A2, 0.6288% 11/25/35 (f)(k)	519	314
Class M1, 0.6688% 11/25/35 (f)(k)	68	31
Class M2, 0.7188% 11/25/35 (f)(k)	86	38
Class M3, 0.7388% 11/25/35 (f)(k)	77	32
Class M4, 0.8288% 11/25/35 (f)(k)	96	37
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (f)(k)	1,335	834
Class B1, 1.6288% 1/25/36 (f)(k)	115	36
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M1, 0.6788% 1/25/36 (f)(k)	$ 431	$ 211
Class M2, 0.6988% 1/25/36 (f)(k)	129	59
Class M3, 0.7288% 1/25/36 (f)(k)	189	81
Class M4, 0.8388% 1/25/36 (f)(k)	104	40
Class M5, 0.8788% 1/25/36 (f)(k)	104	36
Class M6, 0.9288% 1/25/36 (f)(k)	111	35
Series 2006-1:
Class A2, 0.5888% 4/25/36 (f)(k)	204	120
Class M1, 0.6088% 4/25/36 (f)(k)	73	31
Class M2, 0.6288% 4/25/36 (f)(k)	77	30
Class M3, 0.6488% 4/25/36 (f)(k)	66	25
Class M4, 0.7488% 4/25/36 (f)(k)	38	13
Class M5, 0.7888% 4/25/36 (f)(k)	36	12
Class M6, 0.8688% 4/25/36 (f)(k)	73	23
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (f)(k)	3,139	2,142
Class A2, 0.5088% 7/25/36 (f)(k)	186	109
Class B1, 1.0988% 7/25/36 (f)(k)	70	21
Class B3, 2.9288% 7/25/36 (f)(k)	105	28
Class M1, 0.5388% 7/25/36 (f)(k)	195	85
Class M2, 0.5588% 7/25/36 (f)(k)	138	55
Class M3, 0.5788% 7/25/36 (f)(k)	114	43
Class M4, 0.6488% 7/25/36 (f)(k)	77	27
Class M5, 0.6988% 7/25/36 (f)(k)	95	32
Class M6, 0.7688% 7/25/36 (f)(k)	142	46
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (f)(k)	121	21
Class B2, 1.5788% 10/25/36 (f)(k)	88	13
Class B3, 2.8288% 10/25/36 (f)(k)	142	21
Class M4, 0.6588% 10/25/36 (f)(k)	134	36
Class M5, 0.7088% 10/25/36 (f)(k)	161	39
Class M6, 0.7888% 10/25/36 (f)(k)	314	63
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (f)(k)	685	461
Class A2, 0.4988% 12/25/36 (f)(k)	3,350	1,537
Class B1, 0.9288% 12/25/36 (f)(k)	107	26
Class B2, 1.4788% 12/25/36 (f)(k)	109	23
Class B3, 2.6788% 12/25/36 (f)(k)	185	34
Class M1, 0.5188% 12/25/36 (f)(k)	222	73
Class M2, 0.5388% 12/25/36 (f)(k)	148	45
Class M3, 0.5688% 12/25/36 (f)(k)	151	43
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M4, 0.6288% 12/25/36 (f)(k)	$ 180	$ 49
Class M5, 0.6688% 12/25/36 (f)(k)	165	42
Class M6, 0.7488% 12/25/36 (f)(k)	148	34
Series 2007-1:
Class A2, 0.4988% 3/25/37 (f)(k)	700	413
Class B1, 0.8988% 3/25/37 (f)(k)	223	42
Class B2, 1.3788% 3/25/37 (f)(k)	162	26
Class B3, 3.5788% 3/25/37 (f)(k)	443	58
Class M1, 0.4988% 3/25/37 (f)(k)	196	77
Class M2, 0.5188% 3/25/37 (f)(k)	147	52
Class M3, 0.5488% 3/25/37 (f)(k)	131	41
Class M4, 0.5988% 3/25/37 (f)(k)	106	30
Class M5, 0.6488% 3/25/37 (f)(k)	164	41
Class M6, 0.7288% 3/25/37 (f)(k)	229	50
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (f)(k)	627	407
Class A2, 0.5488% 7/25/37 (f)(k)	587	276
Class B1, 1.8288% 7/25/37 (f)(k)	181	28
Class B2, 2.4788% 7/25/37 (f)(k)	157	26
Class B3, 3.5788% 7/25/37 (f)(k)	176	25
Class M1, 0.5988% 7/25/37 (f)(k)	206	72
Class M2, 0.6388% 7/25/37 (f)(k)	113	35
Class M3, 0.7188% 7/25/37 (f)(k)	114	30
Class M4, 0.8788% 7/25/37 (f)(k)	225	50
Class M5, 0.9788% 7/25/37 (f)(k)	199	40
Class M6, 1.2288% 7/25/37 (f)(k)	252	43
Series 2007-3:
Class A2, 0.5188% 7/25/37 (f)(k)	721	345
Class B1, 1.1788% 7/25/37 (f)(k)	161	34
Class B2, 1.8288% 7/25/37 (f)(k)	402	73
Class B3, 4.2288% 7/25/37 (f)(k)	214	33
Class M1, 0.5388% 7/25/37 (f)(k)	144	52
Class M2, 0.5688% 7/25/37 (f)(k)	154	51
Class M3, 0.5988% 7/25/37 (f)(k)	241	75
Class M4, 0.7288% 7/25/37 (f)(k)	379	104
Class M5, 0.8288% 7/25/37 (f)(k)	198	46
Class M6, 1.0288% 7/25/37 (f)(k)	150	39
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (f)(k)	234	26
Class B2, 3.6788% 9/25/37 (f)(k)	847	85
Class M1, 1.1788% 9/25/37 (f)(k)	225	52
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M2, 1.2788% 9/25/37 (f)(k)	$ 225	$ 43
Class M4, 1.8288% 9/25/37 (f)(k)	572	86
Class M5, 1.9788% 9/25/37 (f)(k)	572	74
Class M6, 2.1788% 9/25/37 (f)(k)	573	69
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)	2,467	79
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(k)(n)	5,445	545
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (f)(k)	611	336
Class H, 0.8819% 3/15/19 (f)(k)	411	197
Class J, 1.0819% 3/15/19 (f)(k)	309	133
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (f)(k)	452	226
Class E, 0.5319% 3/15/22 (f)(k)	2,347	1,103
Class F, 0.5819% 3/15/22 (f)(k)	1,440	619
Class G, 0.6319% 3/15/22 (f)(k)	369	148
Class H, 0.7819% 3/15/22 (f)(k)	452	163
Class J, 0.9319% 3/15/22 (f)(k)	452	127
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	445	455
Series 2004-PWR3 Class A3, 4.487% 2/11/41	994	1,021
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,178	1,183
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	937	961
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,713
Series 2007-PW16:
Class A4, 5.7189% 6/11/40 (k)	534	505
Class AAB, 5.7189% 6/11/40 (k)	4,740	4,865
Series 2007-PW17 Class A1, 5.282% 6/11/50	576	589
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	332
Class A4, 5.7% 6/11/50	4,380	4,161
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)	283	289
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (f)(k)(n)	7,070	56
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,369
Series 2006-PW14 Class X2, 0.653% 12/11/38 (f)(k)(n)	12,358	248
Series 2006-T22:
Class A1, 5.415% 4/12/38 (k)	120	121
Class A4, 5.4629% 4/12/38 (k)	114	120
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW15 Class A1, 5.016% 2/11/44	$ 297	$ 305
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (f)(k)	146	59
Class C, 5.7189% 6/11/40 (f)(k)	122	47
Class D, 5.7189% 6/11/40 (f)(k)	122	35
Series 2007-PW18 Class X2, 0.344% 6/11/50 (f)(k)(n)	85,192	1,196
Series 2007-T28:
Class A1, 5.422% 9/11/42	150	156
Class X2, 0.175% 9/11/42 (f)(k)(n)	42,605	367
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.1712% 8/1/24 (f)(k)	591	189
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (f)(k)	762	504
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,072	1,112
Class XCL, 2.0744% 5/15/35 (f)(k)(n)	13,735	464
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	366	363
Class F, 7.734% 1/15/32	198	196
Series 2001-245 Class A2, 6.4842% 2/12/16 (f)(k)	927	962
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (f)(k)	326	230
Class G, 0.5631% 11/15/36 (f)(k)	405	258
Class H, 0.6031% 11/15/36 (f)(k)	324	191
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,404
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	1,548	542
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)	1,499	1,550
Class A2, 5.7001% 12/10/49 (k)	1,210	1,259
Class A4, 5.7001% 12/10/49 (k)	2,063	1,964
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (k)	380	388
Series 2007-CD4:
Class A1, 4.977% 12/11/49	207	210
Class A2A, 5.237% 12/11/49	812	847
Class A4, 5.322% 12/11/49	1,353	1,224
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 888	$ 870
Class C, 5.476% 12/11/49	1,717	429
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (k)	42	42
Series 2007-C3 Class A3, 5.8203% 5/15/46 (k)	912	921
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	684
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (f)(k)	2,043	1,594
Class C, 0.5019% 4/15/17 (f)(k)	734	528
Class D, 0.5419% 4/15/17 (f)(k)	721	469
Class E, 0.6019% 4/15/17 (f)(k)	230	138
Class F, 0.6419% 4/15/17 (f)(k)	130	69
Class G, 0.7819% 4/15/17 (f)(k)	130	59
Class H, 0.8519% 4/15/17 (f)(k)	130	42
Class J, 1.0819% 4/15/17 (f)(k)	100	25
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (f)(k)	943	868
Class D, 0.5719% 11/15/17 (f)(k)	49	44
Class E, 0.6219% 11/15/17 (f)(k)	174	148
Class F, 0.6819% 11/15/17 (f)(k)	191	149
Class G, 0.7319% 11/15/17 (f)(k)	133	89
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (f)(k)	1,300	1,001
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	33	34
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,591
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	1,542	1,515
Series 2007-C9 Class A4, 5.816% 12/10/49 (k)	2,018	1,959
Series 2004-LBN2 Class X2, 0.8616% 3/10/39 (f)(k)(n)	2,848	22
Series 2006-C8:
Class B, 5.44% 12/10/46	1,579	516
Class XP, 0.4838% 12/10/46 (k)(n)	15,178	216
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (k)	58	58
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	375	382
Class AJ, 5.373% 12/15/39	1,847	781
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49	$ 59	$ 60
Class A2, 5.448% 1/15/49 (k)	6,455	6,633
Class A3, 5.542% 1/15/49 (k)	1,824	1,522
Series 2007-C3:
Class A1, 5.664% 6/15/39 (k)	153	157
Class A4, 5.7225% 6/15/39 (k)	549	462
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	5,316
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (k)(n)	9,638	200
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	825	692
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (f)(k)	3,254	1,041
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	124	124
Series 2001-CK6 Class B, 6.582% 8/15/36	912	962
Series 2002-CP5 Class A1, 4.106% 12/15/35	110	112
Series 2004-C1:
Class A3, 4.321% 1/15/37	272	276
Class A4, 4.75% 1/15/37	425	435
Series 1998-C1 Class D, 7.17% 5/17/40	177	179
Series 1999-C1 Class E, 7.8926% 9/15/41 (k)	423	423
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (k)(n)	2,610	34
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (f)(k)(n)	8,399	187
Series 2003-C4 Class ASP, 0.4354% 8/15/36 (f)(k)(n)	8,493	24
Series 2006-C1 Class A3, 5.5483% 2/15/39 (k)	4,815	4,923
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (f)(k)	345	207
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (f)(k)	1,416	708
0.5019% 2/15/22 (f)(k)	506	177
Class F, 0.5519% 2/15/22 (f)(k)	1,011	324
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	79	80
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (k)(n)	17,870	232
Class B, 5.487% 2/15/40 (f)(k)	1,394	146
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	507	507
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	$ 325	$ 312
Class G, 6.936% 3/15/33 (f)	600	551
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	4,758
Series 2001-1 Class X1, 1.0456% 5/15/33 (f)(k)(n)	9,345	94
Series 2004-C1 Class X2, 1.1162% 11/10/38 (f)(k)(n)	8,286	75
Series 2005-C1 Class B, 4.846% 6/10/48 (k)	260	138
Series 2007-C1 Class XP, 0.2074% 12/10/49 (k)(n)	22,431	153
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6546% 12/10/38 (f)(k)(n)	8,964	44
Series 2004-C3 Class X2, 0.6292% 12/10/41 (k)(n)	3,082	31
Series 2005-C1 Class X2, 0.6812% 5/10/43 (k)(n)	4,175	49
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (f)(k)	343	185
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	582	587
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,133	1,177
Class A2, 5.597% 12/10/49	1,824	1,859
Series 2007-GG9:
Class A1, 5.233% 3/10/39	85	86
Class A4, 5.444% 3/10/39	2,652	2,519
Series 2003-C1 Class XP, 2.0344% 7/5/35 (f)(k)(n)	5,414	29
Series 2003-C2 Class XP, 0.8642% 1/5/36 (f)(k)(n)	8,367	61
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (f)(k)(n)	17,542	252
Series 2006-GG7 Class A3, 5.883% 7/10/38 (k)	2,404	2,429
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)	22,376	247
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (f)(k)	46	33
Class D, 0.5084% 6/6/20 (f)(k)	218	122
Class E, 0.5984% 6/6/20 (f)(k)	252	140
Class F, 0.6684% 6/6/20 (f)(k)	634	349
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (f)(k)	$ 1,144	$ 972
Class D, 0.5984% 3/6/20 (f)(k)	2,144	1,801
Class F, 0.7084% 3/6/20 (f)(k)	94	78
Class G, 0.7484% 3/6/20 (f)(k)	47	39
Class H, 0.8784% 3/6/20 (f)(k)	42	34
Class J, 1.0784% 3/6/20 (f)(k)	60	48
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	1,433	1,511
Series 2004-GG2 Class A4, 4.964% 8/10/38	283	291
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (f)(k)(n)	17,894	274
Series 2006-GG6 Class A2, 5.506% 4/10/38	5,348	5,453
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,368	1,410
Series 2007-GG10:
Class A1, 5.69% 8/10/45	350	363
Class A2, 5.778% 8/10/45	435	452
Class A4, 5.8051% 8/10/45 (k)	7,756	6,911
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9676% 1/15/38 (f)(k)(n)	2,039	19
Series 2004-CB8 Class X2, 1.0889% 1/12/39 (f)(k)(n)	2,866	23
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4019% 11/15/18 (f)(k)	761	472
Class C, 0.4419% 11/15/18 (f)(k)	541	308
Class D, 0.4619% 11/15/18 (f)(k)	239	124
Class E, 0.5119% 11/15/18 (f)(k)	343	172
Class F, 0.5619% 11/15/18 (f)(k)	516	237
Class G, 0.5919% 11/15/18 (f)(k)	448	197
Class H, 0.7319% 11/15/18 (f)(k)	343	137
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (k)	2,712	2,761
Series 2006-CB15 Class A3, 5.819% 6/12/43 (k)	1,373	1,405
Series 2006-CB17 Class A4, 5.429% 12/12/43	733	733
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	577
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (k)	433	442
Series 2007-CB19 Class A4, 5.746% 2/12/49 (k)	3,198	3,036
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (k)	2,560	2,665
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LDP10 Class A1, 5.122% 1/15/49	$ 76	$ 78
Series 2007-LDPX Class A3, 5.412% 1/15/49	2,510	2,291
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (k)	821	452
Series 2005-CB13 Class E, 5.3496% 1/12/43 (f)(k)	461	133
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,840	6,965
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	274
Series 2007-CB19:
Class B, 5.746% 2/12/49 (k)	78	26
Class C, 5.746% 2/12/49 (k)	204	64
Class D, 5.746% 2/12/49 (k)	214	63
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)	174	27
Class CS, 5.466% 1/15/49 (k)	75	8
Class ES, 5.5453% 1/15/49 (f)(k)	472	54
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	376	376
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	417	431
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0832% 4/25/21 (f)(k)	93	60
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	175	182
Series 2001-C3 Class A1, 6.058% 6/15/20	35	36
Series 2006-C1:
Class A2, 5.084% 2/15/31	437	443
Class A4, 5.156% 2/15/31	347	355
Series 2006-C3 Class A1, 5.478% 3/15/39	53	53
Series 2006-C6:
Class A1, 5.23% 9/15/39	121	123
Class A2, 5.262% 9/15/39 (k)	1,591	1,635
Series 2006-C7:
Class A1, 5.279% 11/15/38	103	105
Class A2, 5.3% 11/15/38	1,003	1,033
Class A3, 5.347% 11/15/38	679	677
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)	139	142
Class A4, 5.424% 2/15/40	2,738	2,534
Series 2007-C2:
Class A1, 5.226% 2/15/40	108	110
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A3, 5.43% 2/15/40	$ 1,980	$ 1,845
Series 2000-C5 Class E, 7.29% 12/15/32	64	64
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,805
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	984
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (f)(k)(n)	3,826	9
Series 2004-C2 Class XCP, 1.0507% 3/15/36 (f)(k)(n)	17,999	175
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	279	281
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (k)(n)	3,075	45
Series 2006-C3 Class A3 5.689% 3/15/32	550	570
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (k)(n)	5,184	101
Series 2007-C1:
Class C, 5.533% 2/15/40 (k)	2,006	536
Class D, 5.563% 2/15/40 (k)	365	91
Class E, 5.582% 2/15/40 (k)	182	40
Class XCP, 0.4741% 2/15/40 (k)(n)	2,084	29
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,140	1,055
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,982	2,839
Class XCP, 0.2983% 9/15/45 (k)(n)	73,387	830
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	261	265
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	1,381	1,215
Class C, 4.13% 11/20/37 (f)	3,934	3,265
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (f)(k)	292	210
Class E, 0.5219% 9/15/21 (f)(k)	1,054	729
Class F, 0.5719% 9/15/21 (f)(k)	868	514
Class G, 0.5919% 9/15/21 (f)(k)	1,714	762
Class H, 0.6319% 9/15/21 (f)(k)	442	154
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,716
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	170	171
Series 2007-C1 Class A1, 4.533% 6/12/50	393	400
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (k)	1,498	1,527
Series 2005-LC1 Class F, 5.3781% 1/12/44 (f)(k)	793	243
Series 2006-C1 Class A2, 5.6114% 5/12/39 (k)	1,286	1,320
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2007-C1 Class A4, 5.8284% 6/12/50 (k)	$ 3,452	$ 3,188
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	1,789
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (k)	425	397
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	970	996
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	784	798
Series 2007-5:
Class A1, 4.275% 8/12/48	54	55
Class A3, 5.364% 8/12/48	356	348
Class A4, 5.378% 8/12/48	36	30
Class B, 5.479% 2/12/17	2,736	185
Series 2007-6:
Class A1, 5.175% 3/12/51	65	67
Class A4, 5.485% 3/12/51 (k)	7,400	6,269
Series 2007-7 Class A4, 5.747% 6/12/50 (k)	3,192	2,809
Series 2007-8 Class A1, 4.622% 8/12/49	275	281
Series 2006-2 Class A4, 5.9102% 6/12/46 (k)	554	572
Series 2006-4 Class XP, 0.6256% 12/12/49 (k)(n)	20,927	429
Series 2007-6 Class B, 5.635% 3/12/51 (k)	912	241
Series 2007-7 Class B, 5.75% 6/12/50	79	12
Series 2007-8 Class A3, 5.9573% 8/12/49 (k)	787	733
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (f)(k)	19	16
Series 2006-XLF:
Class C, 1.429% 7/15/19 (f)(k)	625	86
Class F, 0.549% 7/15/19 (f)(k)	878	632
Class G, 0.589% 7/15/19 (f)(k)	499	284
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (f)(k)	2,000	795
Series 2007-XLCA Class B, 0.7288% 7/17/17 (f)(k)	1,670	33
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (f)(k)	523	183
Class D, 0.419% 10/15/20 (f)(k)	507	127
Class E, 0.479% 10/15/20 (f)(k)	634	95
Class F, 0.529% 10/15/20 (f)(k)	380	38
Class G, 0.4719% 10/15/20 (f)(k)	470	38
Class H, 0.659% 10/15/20 (f)(k)	296	15
Class J, 0.809% 10/15/20 (f)(k)	338	10
Class MHRO, 0.9219% 10/15/20 (f)(k)	376	48
Class MJPM, 1.2319% 10/15/20 (f)(k)	115	12
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MSTR, 0.9319% 10/15/20 (f)(k)	$ 214	$ 34
Class NHRO, 1.119% 10/15/20 (f)(k)	567	67
Class NSTR, 1.079% 10/15/20 (f)(k)	197	27
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (f)(k)(n)	2,808	36
Series 2004-HQ3 Class A2, 4.05% 1/13/41	247	248
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,351
Series 2006-HQ10 Class A1, 5.131% 11/12/41	242	247
Series 2006-HQ8 Class A1, 5.124% 3/12/44	6	6
Series 2006-T23 Class A1, 5.682% 8/12/41	675	695
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	247	253
Class A31, 5.439% 2/12/44 (k)	462	462
Series 2007-IQ13 Class A1, 5.05% 3/15/44	257	264
Series 2007-IQ14 Class A1, 5.38% 4/15/49	634	652
Series 2007-T25:
Class A1, 5.391% 11/12/49	205	211
Class A2, 5.507% 11/12/49	896	933
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (f)(k)(n)	5,901	61
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (f)(k)(n)	10,717	202
Series 2006-HQ10 Class X2, 0.4997% 11/12/41 (f)(k)(n)	7,086	97
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (k)	1,415	1,457
Series 2006-HQ9 Class B, 5.832% 7/12/44 (k)	1,353	548
Series 2006-IQ11:
Class A3, 5.7351% 10/15/42 (k)	1,513	1,585
Class A4, 5.7711% 10/15/42 (k)	274	285
Series 2006-IQ12 Class B, 5.468% 12/15/43	912	353
Series 2006-T23 Class A3, 5.8074% 8/12/41 (k)	466	486
Series 2007-HQ11 Class B, 5.538% 2/20/44 (k)	1,654	587
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (k)	447	465
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	1,368	1,208
Class AAB, 5.654% 4/15/49	2,650	2,676
Class B, 5.7311% 4/15/49 (k)	224	72
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (f)(k)	2,250	118
Class D, 0.929% 7/17/17 (f)(k)	1,059	56
Class E, 1.029% 7/17/17 (f)(k)	861	45
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	$ 16	$ 16
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	1,351	1,367
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	121	127
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	775	800
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (f)(k)	969	967
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (f)(k)	1,239	586
Class F, 0.5731% 8/11/18 (f)(k)	1,426	612
Class G, 0.5931% 8/11/18 (f)(k)	1,351	556
Class J, 0.8331% 8/11/18 (f)(k)	300	76
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (f)(k)	98	39
Class AP2, 1.0319% 6/15/20 (f)(k)	163	49
Class F, 0.7119% 6/15/20 (f)(k)	3,171	571
Class LXR1, 0.9319% 6/15/20 (f)(k)	112	45
Class LXR2, 1.0319% 6/15/20 (f)(k)	2,162	649
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	278	280
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	1,808	1,827
Series 2003-C8 Class A3, 4.445% 11/15/35	3,972	4,008
Series 2006-C27 Class A2, 5.624% 7/15/45	815	842
Series 2006-C29:
Class A1, 5.11% 11/15/48	631	644
Class A3, 5.313% 11/15/48	2,422	2,468
Series 2007-C30:
Class A1, 5.031% 12/15/43	107	109
Class A3, 5.246% 12/15/43	783	773
Class A4, 5.305% 12/15/43	268	252
Class A5, 5.342% 12/15/43	976	811
Series 2007-C31:
Class A1, 5.14% 4/15/47	130	133
Class A4, 5.509% 4/15/47	2,061	1,756
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (k)	3,184	3,294
Class A3, 5.7403% 6/15/49 (k)	1,548	1,380
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(k)	$ 433	$ 320
Series 2003-C8 Class XP, 0.3153% 11/15/35 (f)(k)(n)	3,892	11
Series 2003-C9 Class XP, 0.4734% 12/15/35 (f)(k)(n)	4,352	17
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(k)	701	596
Class 180B, 5.5782% 10/15/41 (f)(k)	319	255
Series 2005-C19 Class B, 4.892% 5/15/44	912	535
Series 2005-C22:
Class B, 5.3602% 12/15/44 (k)	2,022	952
Class F, 5.3602% 12/15/44 (f)(k)	1,521	345
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	5,005	4,960
Series 2006-C29 Class E, 5.516% 11/15/48 (k)	912	193
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	2,736	600
Class D, 5.513% 12/15/43 (k)	1,459	257
Class XP, 0.434% 12/15/43 (f)(k)(n)	10,843	157
Series 2007-C31 Class C, 5.6929% 4/15/47 (k)	251	48
Series 2007-C31A Class A2, 5.421% 4/15/47	6,385	6,597
Series 2007-C32:
Class D, 5.7403% 6/15/49 (k)	685	118
Class E, 5.7403% 6/15/49 (k)	1,080	168
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (k)	604	505
Series 2007-C33 Class B, 5.9013% 2/15/51 (k)	1,534	428
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $274,249)		312,015
Municipal Securities - 0.1%

California Gen. Oblig.:
7.5% 4/1/34	3,750	3,668
7.55% 4/1/39	4,908	4,795
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	4,050	4,134
TOTAL MUNICIPAL SECURITIES (Cost $12,818)		12,597
Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Chilean Republic 7.125% 1/11/12 (Cost $1,912)	$ 1,794	$ 1,967
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $130)	143	152
Floating Rate Loans - 1.5%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
AM General LLC term loan 6.0006% 4/17/12 (k)	8,713	7,928
Ford Motor Co. term loan 3.2588% 12/15/13 (k)	13,883	12,981
		20,909
Hotels, Restaurants & Leisure - 0.1%
Cannery Casino Resorts LLC:
term loan 2.4784% 5/18/13 (k)	253	231
Tranche B, term loan 2.4788% 5/18/13 (k)	286	260
Fantasy Springs Resort Casino term loan 12% 8/6/12 (k)	7,771	6,216
Six Flags, Inc. Tranche B, term loan 2.48% 4/30/15 (k)	2,610	2,584
		9,291
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.23% 3/6/14 (k)	9,256	8,642
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.2291% 6/12/14 (k)	6,225	5,167
Hicks Sports Group LLC Tranche 2LN, term loan 8.75% 12/22/11 (c)(k)	11,000	2,200
Newsday LLC term loan 10.5% 8/1/13	7,000	7,517
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (c)(k)	1,188	710
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (k)	12,805	11,044
		35,280
Specialty Retail - 0.0%
GNC Corp. term loan 2.4986% 9/16/13 (k)	764	726
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.:
Tranche B1, term loan 2.5189% 10/31/13 (k)	$ 1,266	$ 1,142
Tranche B2, term loan 4.7689% 7/31/16 (k)	1,703	1,627
		3,495
TOTAL CONSUMER DISCRETIONARY		68,975
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (k)	603	561
FINANCIALS - 0.2%
Capital Markets - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	5,460	5,542
Diversified Financial Services - 0.1%
CIT Group, Inc.:
term loan 13% 1/20/12 (k)	2,255	2,328
Tranche A, term loan 9.5% 1/20/12 (k)	3,821	3,926
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (c)(k)	9,376	5,719
		11,973
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (k)	1,282	1,131
Tranche 2LN, term loan 13.5% 10/15/17	17,270	18,867
Tranche B, term loan 3.2507% 10/10/13 (k)	4,762	4,202
Tranche DD, term loan 3.2501% 10/10/13 (k)	1,005	882
		25,082
TOTAL FINANCIALS		42,597
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
Concentra Operating Corp. Tranche 2LN, term loan 5.76% 6/25/15 (k)	19,892	16,909
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (k)	2,500	1,900
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 2.9788% 3/14/11 (k)	5,683	5,484
Tranche 2LN, term loan 7.9788% 9/14/11 (k)	6,000	5,760
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (k)	$ 11,933	$ 11,575
Sheridan Healthcare, Inc. Tranche 2LN, term loan 5.9788% 6/15/15 (k)	17,840	16,234
		57,862
Pharmaceuticals - 0.1%
Graceway Pharmaceuticals LLC Tranche B 2LN, term loan 6.7288% 5/3/13 (k)	15,000	5,550
TOTAL HEALTH CARE		63,412
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.23% 5/11/15 pay-in-kind (k)	110	94
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5013% 4/30/14 (k)	8,358	7,083
US Airways Group, Inc. term loan 2.7288% 3/23/14 (k)	4,657	3,597
		10,680
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.275% 2/7/15 (k)	985	852
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (k)	7,990	7,471
Road & Rail - 0.0%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (k)	7,270	6,725
TOTAL INDUSTRIALS		25,822
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Avaya, Inc. term loan 3.0019% 10/26/14 (k)	6,044	5,304
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
IPC Systems, Inc. Tranche 2LN, term loan 5.5006% 5/31/15 (k)	$ 6,000	$ 4,440
SafeNet, Inc. Tranche 2LN, term loan 6.2288% 4/12/15 (k)	7,500	6,750
		16,494
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 12.5% 12/15/14	8,064	8,326
Spansion, Inc. term loan 7.75% 2/1/15 (k)	5,935	5,965
		14,291
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 6.0006% 6/11/15 (k)	23,730	22,069
SS&C Technologies, Inc. term loan 2.2503% 11/23/12 (k)	396	385
		22,454
TOTAL INFORMATION TECHNOLOGY		53,239
MATERIALS - 0.0%
Chemicals - 0.0%
Lyondell Chemical Co. term loan 5.7973% 12/20/13 (k)	10,161	7,164
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (k)	674	687
Tranche B 2LN, term loan 9% 6/20/10 (k)	181	184
		8,035
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 4.26% 12/31/14 (k)	810	563
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B2, term loan 3.7287% 10/10/14 (k)	2,777	2,253
Tranche B3, term loan 3.7287% 10/10/14 (k)	8,939	7,196
		10,012
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (k)	$ 12,400	$ 11,346
TOTAL UTILITIES		21,358
TOTAL FLOATING RATE LOANS (Cost $317,364)		283,999
Bank Notes - 0.0%

National City Bank, Cleveland 0.3556% 3/1/13 (k) (Cost $485)	576	559
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (k)	620	492
MUFG Capital Finance 1 Ltd. 6.346% (k)	2,427	2,386
		2,878
TOTAL PREFERRED SECURITIES (Cost $1,829)		2,878
Fixed-Income Funds - 9.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (l)	5,209,658	550,973
Fidelity Mortgage Backed Securities Central Fund (l)	11,087,677	1,145,135
TOTAL FIXED-INCOME FUNDS (Cost $1,637,118)		1,696,108
Money Market Funds - 7.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (m)	1,258,189,993	$ 1,258,190
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(m)	85,502,625	85,503
TOTAL MONEY MARKET FUNDS (Cost $1,343,693)		1,343,693
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $16,706,836)		18,578,901
NET OTHER ASSETS - (1.1)%		(210,323)
NET ASSETS - 100%		$ 18,368,578
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,560,250) (j)	Sept. 2037	$ 11,282	(10,831)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (j)	Sept. 2037	9,246	(8,877)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $565,625) (j)	Sept. 2037	2,121	(2,036)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (j)	Sept. 2037	9,246	(8,877)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,332,000) (j)

	Sept. 2037	$ 8,992	$ (8,632)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,024,750) (j)	Sept. 2037	7,720	(7,410)
TOTAL CREDIT DEFAULT SWAPS		$ 48,607	$ (46,663)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.79% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2012	250,000	4,472
Receive semi-annually a fixed rate equal to 1.9725% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	150,000	3,159
Receive semi-annually a fixed rate equal to 2.0015% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	165,000	3,576
Receive semi-annually a fixed rate equal to 2.692% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2014	150,000	3,736
Receive semi-annually a fixed rate equal to 4.947% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	100,000	10,098
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	50,000	8,026
Receive semi-annually a fixed rate equal to 5.61% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	95,500	10,534
TOTAL INTEREST RATE SWAPS		$ 960,500	$ 43,601
		$ 1,009,107	$ (3,062)
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $764,302,000 or 4.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $25,735,000.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,018,000 or 0.0% of net assets.

* Amount represents less than $1,000.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 904
Fidelity Corporate Bond 1-10 Year Central Fund	14,296
Fidelity Mortgage Backed Securities Central Fund	23,353
Fidelity Securities Lending Cash Central Fund	67
Total	$ 38,620
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 529,145	$ -	$ -	$ 550,973	22.9%
Fidelity Mortgage Backed Securities Central Fund	1,256,475	23,352	149,765	1,145,135	14.5%
Total	$ 1,785,620	$ 23,352	$ 149,765	$ 1,696,108
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,485,232	$ 1,485,232	$ -	$ -
Consumer Staples	1,070,401	1,070,401	-	-
Energy	1,132,986	1,120,424	12,562	-
Financials	1,684,674	1,639,127	36,580	8,967
Health Care	1,512,071	1,497,371	14,700	-
Industrials	1,082,984	1,082,537	282	165
Information Technology	2,229,638	2,228,644	-	994
Materials	464,538	464,538	-	-
Telecommunication Services	192,756	192,585	-	171
Utilities	129,530	123,709	5,821	-
Corporate Bonds	2,427,162	-	2,425,799	1,363
U.S. Government and Government Agency Obligations	965,857	-	965,857	-
U.S. Government Agency - Mortgage Securities	288,593	-	288,593	-
Asset-Backed Securities	147,417	-	129,370	18,047
Collateralized Mortgage Obligations	111,094	-	102,750	8,344
Commercial Mortgage Securities	312,015	-	285,045	26,970
Municipal Securities	12,597	-	12,597	-
Foreign Government and Government Agency Obligations	1,967	-	1,967	-
Supranational Obligations	152	-	152	-
Floating Rate Loans	283,999	-	283,999	-
Bank Notes	559	-	559	-
Preferred Securities	2,878	-	2,878	-
Fixed-Income Funds	1,696,108	1,696,108	-	-
Money Market Funds	1,343,693	1,343,693	-	-
Total Investments in Securities:	$ 18,578,901	$ 13,944,369	$ 4,569,511	$ 65,021
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swap Agreements	$ 43,601	$ -	$ 43,601	$ -
Liabilities
Swap Agreements	$ (46,663)	$ -	$ -	$ (46,663)
Total Derivative Instruments:	$ (3,062)	$ -	$ 43,601	$ (46,663)
Other Financial Instruments:
Forward Commitments	$ 40	$ -	$ 40	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 66,836
Total Realized Gain (Loss)	(186)
Total Unrealized Gain (Loss)	14,086
Cost of Purchases	9,271
Proceeds of Sales	(9,642)
Amortization/Accretion	965
Transfers in/out of Level 3	(16,309)
Ending Balance	$ 65,021
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 5,539
Derivative Instruments:
Swap Agreements
Beginning Balance	$ -
Total Unrealized Gain (Loss)	8,265
Transfers in to Level 3	(54,928)
Transfers out of Level 3	-
Ending Balance	$ (46,663)
Realized gain (loss) on Swap Agreements for the period	$ (5,701)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 8,265

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (46,663)
Interest Rate Risk
Swap Agreements (a)	43,601	-
Total Value of Derivatives	$ 43,601	$ (46,663)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	14.7%
AAA,AA,A	7.2%
BBB	3.8%
BB	1.8%
B	3.9%
CCC,CC,C	3.3%
D	0.1%
Not Rated	0.5%
Equities	59.8%
Short-Term Investments and Net Other Assets	4.9%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $859,077,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $1,671,520,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010

Assets
Investment in securities, at value (including securities loaned of $84,037) - See accompanying schedule: Unaffiliated issuers (cost $13,726,025)	$ 15,539,100
Fidelity Central Funds (cost $2,980,811)	3,039,801
Total Investments (cost $16,706,836)		$ 18,578,901
Commitment to sell securities on a delayed delivery basis	(37,346)
Receivable for securities sold on a delayed delivery basis	37,386	40
Receivable for investments sold, regular delivery		164,029
Cash		807
Receivable for swap agreements		6
Receivable for fund shares sold		9,998
Dividends receivable		19,545
Interest receivable		53,775
Distributions receivable from Fidelity Central Funds		6,008
Unrealized appreciation on swap agreements		43,601
Prepaid expenses		57
Other receivables		791
Total assets		18,877,558

Liabilities
Payable for investments purchased Regular delivery	$ 235,502
Delayed delivery	105,581
Payable for swap agreements	439
Payable for fund shares redeemed	25,464
Unrealized depreciation on swap agreements	46,663
Accrued management fee	6,198
Other affiliated payables	2,868
Other payables and accrued expenses	762
Collateral on securities loaned, at value	85,503
Total liabilities		508,980

Net Assets		$ 18,368,578
Net Assets consist of:
Paid in capital		$ 18,848,348
Undistributed net investment income		100,177
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,455,327)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,875,380
Net Assets		$ 18,368,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2010

Puritan: Net Asset Value, offering price and redemption price per share ($16,522,979 ÷ 1,027,139 shares)	$ 16.09

Class K: Net Asset Value, offering price and redemption price per share ($1,845,599 ÷ 114,740 shares)	$ 16.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010

Investment Income
Dividends		$ 82,604
Interest		155,618
Income from Fidelity Central Funds		38,620
Total income		276,842

Expenses
Management fee	$ 37,363
Transfer agent fees	16,432
Accounting and security lending fees	962
Custodian fees and expenses	146
Independent trustees' compensation	56
Registration fees	82
Audit	138
Legal	88
Interest	1
Miscellaneous	164
Total expenses before reductions	55,432
Expense reductions	(618)	54,814
Net investment income (loss)		222,028
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	456,608
Fidelity Central Funds	2,753
Foreign currency transactions	(86)
Swap agreements	4,598
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		463,877
Change in net unrealized appreciation (depreciation) on: Investment securities	736,836
Assets and liabilities in foreign currencies	(190)
Swap agreements	16,476
Delayed delivery commitments	2,344
Total change in net unrealized appreciation (depreciation)		755,466
Net gain (loss)		1,219,343
Net increase (decrease) in net assets resulting from operations		$ 1,441,371

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 222,028	$ 535,797
Net realized gain (loss)	463,877	(2,842,095)
Change in net unrealized appreciation (depreciation)	755,466	161,783
Net increase (decrease) in net assets resulting from operations	1,441,371	(2,144,515)
Distributions to shareholders from net investment income	(239,995)	(529,185)
Distributions to shareholders from net realized gain	(11,495)	(18,395)
Total distributions	(251,490)	(547,580)
Share transactions - net increase (decrease)	(401,828)	(1,153,885)
Total increase (decrease) in net assets	788,053	(3,845,980)

Net Assets
Beginning of period	17,580,525	21,426,505
End of period (including undistributed net investment income of $100,177 and undistributed net investment income of $118,144, respectively)	$ 18,368,578	$ 17,580,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008	2007	2006 I	2006 H	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13	$ 18.44
Income from Investment Operations
Net investment income (loss) D	.19	.45	.50	.59	.06	.55	.47
Net realized and unrealized gain (loss)	1.06	(2.00)	(1.80)	1.70	.29	.80	1.39
Total from investment operations	1.25	(1.55)	(1.30)	2.29	.35	1.35	1.86
Distributions from net investment income	(.21)	(.44)	(.55)	(.59)	-	(.55)	(.45)
Distributions from net realized gain	(.01)	(.02)	(1.62)	(.85)	-	(.59)	(.72)
Total distributions	(.22)	(.46) J	(2.17)	(1.44)	-	(1.14)	(1.17)
Net asset value, end of period	$ 16.09	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13
Total Return B, C	8.34%	(8.76)%	(7.35)%	12.18%	1.81%	7.36%	10.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.62% A	.67%	.61%	.60%	.63% A	.62%	.63%
Expenses net of fee waivers, if any	.62% A	.67%	.61%	.60%	.62% A	.62%	.63%
Expenses net of all reductions	.61% A	.67%	.60%	.59%	.62% A	.61%	.62%
Net investment income (loss)	2.42% A	3.30%	2.72%	2.91%	3.97% A	2.90%	2.53%
Supplemental Data
Net assets, end of period (in millions)	$ 16,523	$ 16,111	$ 21,427	$ 25,719	$ 23,955	$ 23,558	$ 24,276
Portfolio turnover rate F	84% A	116% K	115%	70% K	78% A	44%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended July 31. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Total distributions of $.457 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28,	Years ended August 31,
	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.20	.46	.14
Net realized and unrealized gain (loss)	1.06	(1.99)	(1.16)
Total from investment operations	1.26	(1.53)	(1.02)
Distributions from net investment income	(.22)	(.47)	(.13)
Distributions from net realized gain	(.01)	(.02)	-
Total distributions	(.23)	(.48) I	(.13)
Net asset value, end of period	$ 16.09	$ 15.06	$ 17.07
Total Return B, C	8.41%	(8.59)%	(5.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.50%	.48% A
Expenses net of fee waivers, if any	.48% A	.50%	.48% A
Expenses net of all reductions	.48% A	.50%	.48% A
Net investment income (loss)	2.55% A	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,846	$ 1,469	$ 9
Portfolio turnover rate F	84% A	116% J	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.483 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission's (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. Investments in open-end mutual funds, including the Fidelity Fixed-Income and Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, capital loss carryforwards, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Gross unrealized appreciation	$ 2,138,239
Gross unrealized depreciation	(488,801)
Net unrealized appreciation (depreciation)	$ 1,649,438

Tax cost	$ 16,929,463

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $48,607 representing .26% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(46,663). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $25,735. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $48,607 less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (5,701)	$ (96)
Interest Rate Risk
Swap Agreements	10,299	16,572
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 4,598	$ 16,476

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $4,598 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $16,476 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,241,931 and $6,268,808, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Puritan	$ 15,962.19
Class K	470.06
	$ 16,432

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $68 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $36 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security

Semiannual Report

9. Security Lending - continued

lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net Income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $5. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $67.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $33. The weighted average interest rate was .62%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $617 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Puritan	$ 216,981	$ 501,005
Class K	23,014	28,180
Total	$ 239,995	$ 529,185
From net realized gain
Puritan	$ 10,418	$ 18,039
Class K	1,077	356
Total	$ 11,495	$ 18,395

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Puritan
Shares sold	39,257	105,776	$ 622,216	$ 1,423,786
Conversion to Class K A	-	(97,170)	-	(1,269,203)
Reinvestment of distributions	13,898	36,298	216,060	493,916
Shares redeemed	(95,605)	(229,813)	(1,513,852)	(3,069,987)
Net increase (decrease)	(42,450)	(184,909)	$ (675,576)	$ (2,421,488)
Class K
Shares sold	27,064	10,143	$ 429,636	$ 134,356
Conversion from Puritan A	-	97,171	-	1,269,203
Reinvestment of distributions	1,548	2,178	24,091	28,536
Shares redeemed	(11,414)	(12,459)	(179,979)	(164,492)
Net increase (decrease)	17,198	97,033	$ 273,748	$ 1,267,603

A Conversion transactions for Class K and Puritan are presented for the period September 1, 2008 through August 31, 2009.

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 28, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

PUR-K-USAN-0410
1.863168.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2010